UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	September 30, 2003

Date of reporting period:	September 30, 2003

ITEM 1.     REPORT TO SHAREHOLDERS

WELLS FARGO

FUNDS

Wells Fargo Asset Allocation Funds

Annual Report

Wells Fargo Asset Allocation Fund

Wells Fargo Growth Balanced Fund

Wells Fargo Index Allocation Fund

Wells Fargo Moderate Balanced Fund

Wells Fargo Strategic Growth Allocation Fund

Wells Fargo Strategic Income Fund

September 30, 2003

WELLS FARGO ASSET ALLOCATION FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

WELLS FARGO ASSET ALLOCATION FUNDS	SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Asset Allocation Funds annual report for the 12-month period ended September 30, 2003. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers’ strategic outlook and facts and figures about each Fund’s portfolio.

THE ECONOMY: PICKING UP STEAM

The initial outlook for the fiscal year was gloomy, with the stock market in the doldrums, a faltering manufacturing sector and mounting tensions in Iraq undermining consumer confidence. Disappointing holiday retail sales and weakness in capital spending were ominous signs in early 2003. In response, the federal government attempted to boost the economy with a tax cut on dividends and capital gains. With the economy still weak several months later, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in half a century. Still, unemployment rose and a record fiscal year 2003 federal budget deficit loomed on the horizon.

Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings exceeded expectations. Even employment began showing some signs of life in September of 2003. Indeed, there were reasons to be optimistic about the U.S. economy as the last quarter of 2003 approached.

STOCKS: THE BEST YEAR SINCE 2000

Stocks posted positive 12-month performance, with technology and other economically sensitive industries leading the way. Small cap stocks outperformed large cap stocks, as investors’ appetite for risk returned. International stocks also performed well during the year, although some of the returns were due to a boost in dollar-denominated returns that resulted from the U.S. dollar’s decline in foreign markets. After the initial phase of combat ended in Iraq, investors began buying stocks.

BONDS: BACK TO NORMAL

Interest rates were volatile in the third quarter of 2003 as a result of market reaction to comments from the Fed and by changing views on the outlook for economic growth. Rates climbed through the summer to a twelve-month high early in September amid signs of a strengthening economy and a less optimistic view of inflation. U.S. Treasury securities suffered the most from the spike in interest rates during the summer, while investment-grade corporate bonds were more resilient, benefiting from improving credit quality. At one extreme, municipal bonds trailed significantly, as state and municipal budget woes became widely known. On the other hand, high-yield bonds produced equity-like double-digit returns. Generally, however, bonds produced returns in line with historical averages.

LOOKING AHEAD: HAPPY DAYS?

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly “rich” valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will be relying on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors are likely to insulate portfolios from a prospective rise in interest rates by tilting increasingly away from longer-term securities and by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising rate environment.

During this period of mixed economic data, as always, the keys to investing include taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. The Wells Fargo Asset Allocation Funds are designed with the expectation that they will provide investors with the diversification they need to reach their long-range investment goals.

Thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely

Karla M. Rabusch

President

Wells Fargo Funds

1

WELLS FARGO ASSET ALLOCATION FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Galen G. Blomster, CFA

INCEPTION DATE

11/13/86

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 19.04%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%, but outperforming the Lehman Brothers 20+ Treasury Index3, which returned 2.83%. The Fund’s Class A shares distributed $0.30 per share in dividend income and less than half a cent per share in capital gains during the period.

During the 12-month period ended September 30, 2003, the Fund’s stock holdings significantly outperformed its bond holdings. While the S&P 500 Index rose nearly 25% over the period, both the stock and bond markets followed a volatile path, as investors’ sentiment ranged from fears of deflation to uncertainty over the war in Iraq to concerns over inflation.

The Fund’s stock holdings seek to replicate those of the S&P 500 Index while its bond holdings seek to replicate those of the Lehman Brothers 20+ Treasury Index. The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists, maintained its 25% overweighting toward stocks during the period.

To maintain the Fund’s 25% overweighting toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio’s underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. Throughout the 12-month period, the Fund was at a maximum equity overweight with an effective target allocation of 85% stocks and 15% bonds. With stocks outperforming bonds, the 25% weighting toward stocks added value to the portfolio during the reporting period.

STRATEGIC OUTLOOK

Historically, shifting toward bonds when a compelling opportunity exists has been effective in enhancing Fund performance during turbulent market environments. At this time, the TAA Model continues to indicate that stocks are still attractive relative to bonds. As a result, we intend to maintain the Fund’s overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

The views expressed are as of September 30, 2003 and are those of the Fund manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Asset Allocation Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Funds’ web site – www.wellsfargofunds.com.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

4   The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5   Portfolio holdings and characteristics are subject to change.

6   The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

7   The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

2

PERFORMANCE HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Asset Allocation Fund – Class A	12.22	1.73	7.34	19.04	2.94	7.97

Wells Fargo Asset Allocation Fund – Class B	13.10	1.80	7.29	18.10	2.17	7.29

Wells Fargo Asset Allocation Fund – Class C	16.00	1.97	7.18	18.14	2.17	7.29

Wells Fargo Asset Allocation Fund – Institutional Class				19.38	3.01	8.01

Benchmarks

S&P 500 Index				24.38	1.00	10.04

Lehman Brothers 20+ Treasury Index				2.83	6.24	7.90

TEN LARGEST HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

UST Bond, 6.13%, 11/15/27	2.98%

UST Bond, 6.25%, 5/15/30	2.48%

UST Bond, 5.38%, 2/15/31	2.22%

UST Bond, 6.00%, 2/15/26	1.83%

UST Bond, 6.88%, 8/15/25	1.62%

UST Bond, 6.13%, 8/15/29	1.52%

UST Bond, 6.50%, 11/15/26	1.52%

UST Bond, 7.63%, 2/15/25	1.48%

UST Bond, 5.50%, 8/15/28	1.48%

UST Bond, 7.50%, 11/15/24	1.47%

FUND CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.68

Average Coupon of Bond Portfolio	6.19%

Average Maturity of Bond Portfolio	24.11 Years

Average Duration of Bond Portfolio	12.57 Years

Number of Holdings	528

Portfolio Turnover	15%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

EFFECTIVE ALLOCATION[5,6] (AS OF SEPTEMBER 30, 2003)

SECTOR DISTRIBUTION5 (AS OF SEPTEMBER 30, 2003)

STRATEGIC ALLOCATION[5] (AS OF SEPTEMBER 30, 2003)

Stocks	60%

Bonds	40%

GROWTH OF $10,000 CHART7 (AS OF SEPTEMBER 30, 2003)

3

WELLS FARGO ASSET ALLOCATION FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Cadence Capital Management

Galliard Capital Management, Inc.

Peregrine Capital Management, Inc.

Smith Asset Management, L.P.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

FUND MANAGERS

Collectively Managed

INCEPTION DATE

04/30/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 18.25%1, excluding sales charges, for the 12-month period ended September 30, 2003, underperforming the S&P 500 Index2 which returned 24.38%, but outperforming the Lehman Brothers Aggregate Bond Index3, which returned 5.41%. The Fund’s Class A shares distributed $0.39 per share in dividend income and no capital gains during the period.

During the 12-month period ended September 30, 2003, the Fund’s stock holdings significantly outperformed its bond holdings. While the S&P 500 Index rose nearly 25% over the period, both the stock and bond markets followed a volatile path, as investors’ sentiment ranged from fears of deflation to uncertainty over the war in Iraq to concerns over inflation.

The Tactical Asset Allocation (TAA) Model used by the Fund seeks to enhance portfolio returns by shifting toward stocks or bonds when a compelling opportunity exists. During this continued period of market volatility and the decoupling of the stock and bond markets, the TAA Model continued to add value to the Fund’s portfolio, maintaining its 15% overweight toward stocks. In maintaining the overweight position toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio’s underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. While implementing the futures overlay, the Fund had an effective asset allocation of 80% stocks and 20% bonds. With stocks outperforming bonds during the period, the 15% overweight on stocks increased the Fund’s incremental return.

STRATEGIC OUTLOOK

At this time, the TAA Model continues to indicate that stocks remain compelling relative to bonds. As a result, the Fund will maintain its current overweight position toward stocks until the relative valuation between stocks and bonds returns to a more normal environment.

The views expressed are as of September 30, 2003 and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Balanced Fund.

1    Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Funds’ web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results.

4

PERFORMANCE HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including sales charge			Excluding sales charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Growth Balanced Fund – Class A	11.45	3.91	8.17	18.25	5.15	8.82

Wells Fargo Growth Balanced Fund – Class B	12.40	4.04	8.02	17.40	4.38	8.02

Wells Fargo Growth Balanced Fund – Class C	15.19	4.20	7.92	17.35	4.41	8.03

Wells Fargo Growth Balanced Fund – Institutional Class				18.53	5.38	8.93

Benchmarks

S&P 500 Index				24.38	1.00	10.04

Lehman Brothers Aggregate Bond Index				5.41	6.63	6.92

TEN LARGEST HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

UST Notes, 1.5%, 7/31/05	1.14%

Microsoft Corporation	1.07%

GNMA, 7.08%, 4/16/24	0.98%

Intel Corporation	0.91%

Pfizer Incorporated	0.91%

American International Group Incorporated	0.86%

Exxon Mobil Corporation	0.80%

Citigroup Incorporated	0.71%

UST Bond, 7.25%, 8/15/22	0.68%

FHLB, 1.52% 07/14/05	0.66%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.95

Dividend Yield	1.26%

Price to Earnings Ratio (trailing 12 months)	20.27	X

Price to Book Ratio	2.86	X

Median Market Cap ($B)	22.18

5-Year Earnings Growth (historic)	13%

Portfolio Turnover	53%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

STRATEGIC ALLOCATION5 (AS OF SEPTEMBER 30, 2003)

DIVERSIFIED BOND STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Average Credit Quality[7]	AA

Average Maturity	6.53 years

Duration	3.45 years

SEC Yield[8]	2.96%

GROWTH OF $10,000 CHART9 (AS OF SEPTEMBER 30, 2003)

EFFECTIVE ALLOCATION[5,6] (AS OF SEPTEMBER 30, 2003)

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2    The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3    The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

4    The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5    Portfolio holdings and characteristics are subject to change.

6    The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

7    The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

8    SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

9    The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

5

WELLS FARGO ASSET ALLOCATION FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Galen G. Blomster, CFA

INCEPTION DATE

04/07/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 22.79%1 for the 12-month period ended September 30, 2003 excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%, but outperforming the Lehman Brothers 20+ Treasury Index3, which returned 2.83%. The Fund’s Class A shares distributed $0.02 dividend income and $0.02 per share in capital gains during the period.

During the 12-month reporting period, stocks significantly outperformed bonds, with the S&P 500 Index returning almost 25% over the period. This had a positive effect on the Fund’s performance as the Fund maintained its normal allocation of 100% equities throughout the period.

Both stocks and bonds lacked direction over the first half of the period. However, once the war in Iraq was resolved, the stock market surged with a renewed focus on the improving economy. Rising commodity prices and the declining U.S. dollar helped push bond yields up sharply in June and July, threatening earlier gains in the stock market. Completing a rather traditional early cycle pattern of volatility, bond yields began to decline late in the period and stocks resumed their advance.

STRATEGIC OUTLOOK

The Fund employs the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. At this time, the TAA Model continues to indicate that stocks are more attractive relative to bonds. As a result, the Fund will remain fully invested in stocks for the foreseeable future.

The views expressed are as of September 30, 2003 and are those of the Fund manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Index Allocation Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Funds’ web site – www.wellsfargofunds.com.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund; and for periods prior to July 1, 1993, Class B shares performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses; for periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

6

PERFORMANCE HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including sales charge			Excluding sales charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Index Allocation Fund – Class A	15.77	(1.30)	6.96	22.79	(0.12)	7.59

Wells Fargo Index Allocation Fund – Class B	16.84	(1.30)	6.79	21.84	(0.88)	6.79

Wells Fargo Index Allocation Fund – Class C	19.69	(1.07)	6.69	21.91	(0.88)	6.80

Benchmarks

S&P 500 Index				24.38	1.00	10.04

Lehman Brothers 20+ Treasury Index				2.83	6.24	7.90

TEN LARGEST HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	2.66%

General Electric Company	2.66%

Wal-Mart Stores Incorporated	2.18%

Exxon Mobil Corporation	2.18%

Pfizer Incorporated	2.14%

Citigroup Incorporated	2.09%

Intel Corporation	1.60%

International Business Machines Corporation	1.36%

American International Group Incorporated	1.34%

Johnson & Johnson	1.31%

FUND CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	1.00

Price to Earnings Ratio (trailing 12 months)	19.50	X

Price to Book Ratio	2.85	X

Median Market Cap. ($B)	7.93

5 Year Earnings Growth (historic)	12.24%

Number of Holdings	505

Portfolio Turnover	2%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

STRATEGIC ALLOCATION[5] (AS OF SEPTEMBER 30, 2003)

Stocks	100%

SECTOR DISTRIBUTION5 (AS OF SEPTEMBER 30, 2003)

ACTUAL ASSET ALLOCATION[5] (AS OF SEPTEMBER 30, 2003)

Stocks	90%

Bonds	1%

Cash	9%

GROWTH OF $10,000 CHART6 (AS OF SEPTEMBER 30, 2003)

2    The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3    The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

4    The ten largest holdings are calculated based on the market value of the securities divided by the total market value of the Fund.

5    Portfolio holdings and characteristics are subject to change.

6    The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charges of 5.75%.

7

WELLS FARGO ASSET ALLOCATION FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MODERATE BALANCED FUND

INVESTMENT OBJECTIVE

The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Cadence Capital Management

Galliard Capital Management, Inc.

Peregrine Capital Management, Inc.

Smith Asset Management, L.P.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

FUND MANAGERS

Collectively Managed

INCEPTION DATE

04/30/89

PERFORMANCE HIGHLIGHTS

The Fund returned 12.99%1 for the 12-month period ended September 30, 2003, underperforming the S&P 500 Index2, which returned 24.38%, but outperforming the Lehman Brothers Aggregate Bond Index3, which returned 5.41%. The Fund distributed $0.64 per share in dividend income and $0.20 per share in capital gains during the period.

During the 12-month period, the Fund’s stock holdings significantly outperformed its bond holdings. While the S&P 500 Index rose nearly 25% over the reporting period, both the stock and bond markets followed a volatile path. Investor sentiment ranged from fears of deflation to uncertainty over the war in Iraq to concerns about inflation. Market volatility and the decoupling of the stock and bond markets continued to create opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. With stocks outperforming bonds during the period, the Fund maintained a 10% overweight position towards stocks throughout the reporting period, adding value to the Fund’s incremental returns.

In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio’s underlying assets near their long-term strategic allocation of 40% stocks and 60% bonds. While implementing the futures overlay, the Fund had an effective allocation of 50% stocks and 50% bonds.

STRATEGIC OUTLOOK

The TAA Model indicates that stocks remain attractive relative to bonds. As such, the Fund will remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

The views expressed are as of September 30, 2003 and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Moderate Balanced Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Funds’ web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

8

PERFORMANCE HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding sales charge
	1-Year	5-Year	10-Year

Wells Fargo Moderate Balanced Fund – Institutional Class	12.99	5.61	7.91

Benchmarks

S&P 500 Index	24.38	1.00	10.04

Lehman Brothers Aggregate Bond Index	5.41	6.63	6.92

TEN LARGEST HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

US Treasury Notes, 1.50%, 7/31/05	1.60%

GNMA, 7.08%, 4/16/24	1.37%

UST Bonds, 7.25%, 8/15/22	0.95%

FHLB, 1.52%, 7/14/05	0.92%

FNMA, 1.71%, 7/29/05	0.90%

FHLB, 2.37%, 8/26/05	0.89%

FNMA, 1/12/04	0.89%

FHLB, 1.55%, 7/14/05	0.88%

FNMA, 2.00%, 8/26/05	0.82%

FNMA, 2.03%, 4/28/05	0.82%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.95

Dividend Yield	0.77%

Price to Earnings Ratio (trailing 12 months)	20.27	X

Price to Book Ratio	2.86	X

Median Market Cap ($B)	22.18

5-Year Earnings Growth (historic)	13%

Portfolio Turnover	64%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

EFFECTIVE ALLOCATION[5,6] (AS OF SEPTEMBER 30, 2003)

DIVERSIFIED BOND STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Average Credit Quality[7]	AA

Average Maturity	6.53 years

Duration	3.45 years

SEC Yield[8]	2.96%

GROWTH OF $10,000 CHART9 (AS OF SEPTEMBER 30, 2003)

STRATEGIC ALLOCATION5 (AS OF SEPTEMBER 30, 2003)

4   The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5   Portfolio holdings and characteristics are subject to change.

6   The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

7   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

8   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

9   The chart compares the performance of the Wells Fargo Moderate Balanced Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

9

WELLS FARGO ASSET ALLOCATION FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Strategic Growth Allocation Fund (the Fund) seeks to provide capital appreciation with a secondary emphasis on current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Cadence Capital Management

Galliard Capital Management, Inc.

Peregrine Capital Management, Inc.

Smith Asset Management, L.P.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/02/97

PERFORMANCE HIGHLIGHTS

The Fund returned 21.36%1 for the 12-month period ended September 30, 2003, underperforming the S&P 500 Index2, which returned 24.38%, but outperforming the Lehman Brothers Aggregate Bond Index3, which returned 5.41%. The Fund distributed $0.16 per share in dividend income and no capital gains during the period.

During the 12-month period ended September 30, 2003, the Fund’s stock holdings significantly outperformed its bond holdings. While the S&P 500 Index rose nearly 25% over the period, both the stock and bond markets followed a volatile path. Investor sentiment ranged from fears of deflation to uncertainty over the war in Iraq to concerns about inflation. However, market volatility and the decoupling of the stock and bond markets continued to create opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. With stocks outperforming bonds during the period, the TAA Model maintained a 15% overweight toward stocks throughout the period.

In maintaining the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio’s underlying assets near their long-term strategic allocation of 80% stocks and 20% bonds. During the futures overlay, the Fund had an effective target allocation of 95% stocks and 5% bonds. With stocks outperforming bonds, the 15% TAA Model overweight toward stocks added value to the Fund’s incremental returns over the past twelve months.

STRATEGIC OUTLOOK

The TAA Model indicates that stocks are still attractive relative to bonds. As a result, the Fund will remain over-weight in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

The views expressed are as of September 30, 2003 and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Growth Allocation Fund.

1    Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Funds’ web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for Institutional Class shares of the Wells Fargo Strategic Growth Allocation Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

2    The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

10

PERFORMANCE HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

AVERAGE ANNUAL TOTAL RETURN1(%) (AS OF SEPTEMBER 30, 2003)

	Excluding sales charge
	1-Year	5-Year	Life of Fund

Wells Fargo Strategic Growth Allocation Fund – Institutional Class	21.36	4.67	4.63

Benchmarks

S&P 500 Index	24.38	1.00	2.17

Lehman Brothers Aggregate Bond Index	5.41	6.63	7.30

TEN LARGEST HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	1.32%
Intel Corporation	1.13%
Pfizer Incorporated	1.12%
American International Group Incorporated	1.06%
Exxon Mobil Corporation	0.99%
Citigroup Incorporated	0.88%
International Business Machines Corporation	0.81%
Cisco Systems Incorporated	0.80%
Medtronic Incorporated	0.80%
eBay Incorporated	0.75%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.95
Dividend Yield	1.55%
Price to Earnings Ratio (trailing 12 months)	20.27	X
Price to Book Ratio	2.86	X
Median Market Cap ($B)	22.18
5-Year Earnings Growth (historic)	13%
Portfolio Turnover	43%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

STRATEGIC ALLOCATION5(AS OF SEPTEMBER 30, 2003)

EFFECTIVE ALLOCATION5, 6 (AS OF SEPTEMBER 30, 2003)

DIVERSIFIED BOND STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Average Credit Quality[7]	AA

Average Maturity	6.53 years

Duration	3.45 years

SEC Yield[8]	2.96%

GROWTH OF $10,000 CHART9 (AS OF SEPTEMBER 30, 2003)

3    The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

4    The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5    Portfolio holdings and characteristics are subject to change.

6    The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

7    The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

8    SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

9    The chart compares the performance of the Wells Fargo Strategic Growth Allocation Fund Institutional Class shares for the life of the Fund with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

11

WELLS FARGO ASSET ALLOCATION FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Cadence Capital Management

Galliard Capital Management, Inc.

Peregrine Capital Management, Inc.

Smith Asset Management, L.P.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

FUND MANAGERS

Collectively Managed

INCEPTION DATE

04/30/89

PERFORMANCE HIGHLIGHTS

The Fund returned 8.17%1 for the 12-month period ended September 30, 2003, underperforming the S&P 500 Index2, which returned 24.38%, but outperforming the Lehman Brothers Aggregate Bond Index3, which returned 5.41% for the period. The Fund distributed $0.60 per share in dividend income and $0.05 per share in capital gains during the period.

During the 12-month period ended September 30, 2003, the Fund’s stock holdings significantly outperformed its bond holdings. While the S&P 500 Index rose nearly 25% over the period, both the stock and bond markets followed a volatile path that encompassed investor fears of deflation and uncertainty over the war in Iraq, followed by concerns of inflation. However, market volatility and the decoupling of the stock and bond markets continued to create opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model continued to indicate that the Fund should maintain a 5% overweight toward stocks throughout the twelve-month period.

In maintaining the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio’s underlying assets near their long-term strategic allocation of 20% stocks and 80% bonds. With the shift toward stocks, the Fund’s portfolio maintained a long position in S&P 500 Index futures and a short position in long-term Treasury bond futures. During the futures overlay, the Fund had an effective target allocation of 25% stocks and 75% bonds. With stocks outperforming bonds, the Fund’s 5% overweight toward stocks added value to the Fund’s incremental returns over the past twelve months.

STRATEGIC OUTLOOK

The TAA Model indicates that stocks are still attractive relative to bonds. As a result, the Fund will maintain its overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

Investments in lower-rated higher yielding corporate bonds are subject to additional risks because they tend to be more sensitive to economic conditions and, during sustained periods of rising interest rates, may experience interest and/or principal defaults.

The views expressed are as of September 30, 2003 and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Income Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Funds’ web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results. Institutional Class shares are sold without sales charges.

12

PERFORMANCE HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding Sales Charge
	1-Year	5-Year	10-Year

Wells Fargo Strategic Income Fund – Institutional Class	8.17	5.45	7.13

Benchmarks

S&P 500 Index	24.38	1.00	10.04

Lehman Brothers Aggregate Bond Index	5.41	6.63	6.92

TEN LARGEST HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

UST Notes, 1.50%, 7/31/05	2.14%

GNMA, 7.08%, 4/16/24	1.83%

UST Bond, 7.25%, 8/15/22	1.26%

FHLB, 1.52%, 7/14/05	1.23%

FNMA, 1.71%, 7/29/05	1.21%

FHLB, 2.37%, 8/26/05	1.19%

FNMA, 1/12/04	1.18%

FHLB, 1.55%, 7/14/05	1.17%

FNMA, 2.00%, 8/26/05	1.10%

FNMA, 2.03% 4/28/05	1.10%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.95

Dividend Yield	0.38%

Price to Earnings Ratio (trailing 12 months)	20.27	X

Price to Book Ratio	2.86	X

Median Market Cap ($B)	22.18

5-Year Earnings Growth (historic)	13%

Portfolio Turnover	73%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

STRATEGIC ALLOCATION5 (AS OF SEPTEMBER 30, 2003)

DIVERSIFIED BOND STYLE CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Average Credit Quality[7]	AA

Average Maturity	6.53 years

Duration	3.45 years

SEC Yield[8]	2.96%

GROWTH OF $10,000 CHART9 (AS OF SEPTEMBER 30, 2003)

EFFECTIVE ALLOCATION[5,6] (AS OF SEPTEMBER 30, 2003)

2   The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

4   The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5   Portfolio holdings and characteristics are subject to change.

6   The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

7   The average credit quality is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together “rating agencies”). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

8   SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

9   The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

13

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Common Stock – 56.79%

Amusement & Recreation Services – 0.09%

7,937	Harrah’s Entertainment Incorporated	$334,253

24,883	International Game Technology	700,456

		1,034,709

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.07%

9,126	Jones Apparel Group Incorporated	273,141

7,851	Liz Claiborne Incorporated	267,327

7,746	VF Corporation	301,397

		841,865

Apparel & Accessory Stores – 0.28%

64,429	Gap Incorporated	1,103,025

24,480	Kohl’s Corporation†	1,309,680

37,601	Limited Brands	567,023

9,795	Nordstrom Incorporated	243,014

		3,222,742

Automotive Dealers & Gasoline Service Stations – 0.08%

19,834	Autonation Incorporated†	347,888

6,452	Autozone Incorporated†	577,648

		925,536

Automotive Repair, Services, & Parking – 0.01%

4,574	Ryder System Incorporated	134,110

Building Construction – General Contractors & Operative Builders – 0.07%

4,453	Centex Corporation	346,800

3,392	KB Home	202,367

4,442	Pulte Homes Incorporated	302,100

		851,267

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 0.73%

165,741	Home Depot Incorporated	5,278,850

56,502	Lowe’s Companies Incorporated	2,932,454

10,526	Sherwin-Williams Company	309,570

		8,520,874

Business Services – 4.21%

16,820	Adobe Systems Incorporated	660,353

8,062	Autodesk Incorporated	137,215

43,126	Automatic Data Processing Incorporated	1,546,067

16,417	BMC Software Incorporated†	228,689

73,106	Cendant Corporation†	1,366,351

11,868	Citrix Systems Incorporated†	262,045

41,744	Computer Associates International Incorporated	1,089,936

14

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

Business Services (continued)

13,494	Computer Sciences Corporation†	$506,970

27,596	Compuware Corporation†	147,915

35,102	Concord EFS Incorporated†	479,844

10,295	Convergys Corporation†	188,810

3,834	Deluxe Corporation	153,897

46,303	eBay Incorporated†	2,477,674

10,616	Electronic Arts Incorporated†	979,114

34,586	Electronic Data Systems Corporation	698,637

10,118	Equifax Incorporated	225,328

53,381	First Data Corporation	2,133,105

13,958	Fiserv Incorporated†	505,698

17,242	IMS Health Incorporated	363,806

28,225	Interpublic Group of Companies Incorporated	398,537

14,799	Intuit Incorporated†	713,904

6,219	Mercury Interactive Corporation†	282,405

779,835	Microsoft Corporation	21,671,615

8,097	Monster Worldwide Incorporated†	203,882

6,836	NCR Corporation†	216,633

26,779	Novell Incorporated†	142,732

13,704	Omnicom Group Incorporated	984,632

377,426	Oracle Corporation†	4,234,720

19,201	Parametric Technology Corporation†	59,907

26,253	Peoplesoft Incorporated†	477,542

12,289	Robert Half International Incorporated†	239,636

35,628	Siebel Systems Incorporated†	346,304

232,901	Sun Microsystems Incorporated†	770,902

20,580	Sungard Data Systems Incorporated†	541,460

10,945	Symantec Corporation†	689,754

23,737	Unisys Corporation†	321,162

30,699	Veritas Software Corporation†	963,949

43,997	Yahoo! Incorporated†	1,556,613

		48,967,743

Chemicals & Allied Products – 6.87%

112,681	Abbott Laboratories	4,794,577

16,388	Air Products & Chemicals Incorporated	739,099

4,238	Alberto-Culver Company Class B	249,279

93,082	Amgen Incorporated†	6,010,305

7,966	Avery Dennison Corporation	402,442

17,034	Avon Products Incorporated	1,099,715

10,778	Biogen Incorporated†	412,043

139,799	Bristol-Myers Squibb Company	3,587,242

13,450	Chiron Corporation†	695,231

15,629	Clorox Company	716,902

38,798	Colgate-Palmolive Company	2,168,420

66,228	Dow Chemical Company	2,155,059

15

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Chemicals & Allied Products (continued)

71,849	Du Pont (EI) de Nemours & Company	$2,874,678

5,580	Eastman Chemical Company	186,930

18,730	Ecolab Incorporated	472,933

80,952	Eli Lilly & Company	4,808,549

26,319	Forest Laboratories Incorporated†	1,354,113

16,013	Genzyme Corporation†	740,601

73,569	Gillette Company	2,352,737

3,645	Great Lakes Chemical Corporation	73,301

7,996	Hercules Incorporated†	90,595

6,792	International Flavors & Fragrances Incorporated	224,679

17,384	King Pharmaceuticals Incorporated†	263,368

18,016	Medimmune Incorporated†	594,708

161,450	Merck & Company Incorporated	8,172,599

18,884	Monsanto Company	452,083

561,492	Pfizer Incorporated	17,058,127

12,239	PPG Industries Incorporated	639,121

11,752	Praxair Incorporated	728,036

93,499	Procter & Gamble Company	8,678,577

16,034	Rohm & Haas Company	536,337

105,949	Schering-Plough Corporation	1,614,663

5,104	Sigma-Aldrich Corporation	265,102

7,769	Watson Pharmaceuticals Incorporated†	323,890

96,001	Wyeth	4,425,646

		79,961,687

Communications – 2.60%

22,486	Alltel Corporation	1,042,001

56,829	AT&T Corporation	1,224,665

195,660	AT&T Wireless Services Incorporated†	1,600,499

30,048	Avaya Incorporated†	327,523

133,219	BellSouth Corporation	3,154,626

10,377	CenturyTel Incorporated	351,677

44,343	Clear Channel Communications Incorporated	1,698,337

162,286	Comcast Corporation Class A†	5,011,392

74,676	Nextel Communications Incorporated Class A†	1,470,370

122,258	Qwest Communications International Incorporated†	415,677

239,675	SBC Communications Incorporated	5,332,769

65,130	Sprint Corporation-FON Group	983,463

74,598	Sprint Corporation-PCS Group†	427,447

23,221	Univision Communications Incorporated†	741,447

198,765	Verizon Communications Incorporated	6,447,935

		30,229,828

Construction Special Trade Contractors – 0.03%

4,962	Whirlpool Corporation	336,275

16

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

Depository Institutions – 6.10%

25,290	Amsouth Bancorporation	$536,654

107,783	Bank of America Corporation	8,411,385

55,548	Bank of New York Company Incorporated	1,617,002

81,513	Bank One Corporation	3,150,477

38,942	BB&T Corporation	1,398,407

16,273	Charter One Financial Incorporated	497,954

371,445	Citigroup Incorporated	16,904,462

12,639	Comerica Incorporated	588,977

41,087	Fifth Third Bancorp	2,279,096

9,074	First Tennessee National Corporation	385,282

75,883	FleetBoston Financial Corporation	2,287,872

10,984	Golden West Financial Corporation	983,178

16,491	Huntington Bancshares Incorporated	326,357

146,866	JP Morgan Chase & Company	5,041,910

30,347	Keycorp	775,973

16,392	Marshall & Ilsley Corporation	516,676

31,053	Mellon Financial Corporation	935,937

44,289	National City Corporation	1,304,754

10,973	North Fork Bancorporation Incorporated	381,312

15,921	Northern Trust Corporation	675,687

20,199	PNC Financial Services Group Incorporated	961,068

16,059	Regions Financial Corporation	550,021

24,340	SouthTrust Corporation	715,353

24,004	State Street Corporation	1,080,180

20,298	SunTrust Banks Incorporated	1,225,390

21,737	Synovus Financial Corporation	543,208

14,134	Union Planters Corporation	447,200

138,917	US Bancorp	3,332,619

96,070	Wachovia Corporation	3,957,123

66,579	Washington Mutual Incorporated	2,621,215

121,117	Wells Fargo & Company††	6,237,526

6,471	Zions Bancorporation	361,406

		71,031,661

Eating & Drinking Places – 0.28%

11,850	Darden Restaurants Incorporated	225,150

91,757	McDonald's Corporation	2,159,960

8,182	Wendy's International Incorporated	264,279

21,165	Yum! Brands Incorporated†	626,907

		3,276,296

Educational Services – 0.07%

12,674	Apollo Group Incorporated Class A†	836,864

Electric, Gas, & Sanitary Services – 1.81%

44,690	AES Corporation†	331,600

17

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

9,063	Allegheny Energy Incorporated†	$82,836

15,098	Allied Waste Industries Incorporated†	163,058

11,667	Ameren Corporation	500,631

28,485	American Electric Power Company Incorporated	854,550

27,622	Calpine Corporation†	135,072

22,050	Centerpoint Energy Incorporated	202,199

12,799	Cinergy Corporation	469,723

20,503	Citizens Communications Company†	229,839

10,389	CMS Energy Corporation†	76,567

16,222	Consolidated Edison Incorporated	661,209

12,035	Constellation Energy Group Incorporated	430,612

23,318	Dominion Resources Incorporated	1,443,384

12,132	DTE Energy Company	447,549

65,219	Duke Energy Corporation	1,161,550

27,016	Dynegy Incorporated Class A†	97,258

23,495	Edison International†	448,755

43,305	EL Paso Corporation	316,127

16,439	Entergy Corporation	890,172

23,498	Exelon Corporation	1,492,123

23,482	FirstEnergy Corporation	749,076

13,242	FPL Group Incorporated	836,894

11,429	KeySpan Corporation	400,929

8,891	Kinder Morgan Incorporated	480,203

3,174	Nicor Incorporated	111,534

18,951	NiSource Incorporated	378,641

2,644	Peoples Energy Corporation	109,409

29,713	PG&E Corporation†	710,141

6,581	Pinnacle West Capital Corporation	233,626

12,742	PPL Corporation	521,785

17,555	Progress Energy Incorporated	780,495

16,324	Public Service Enterprise Group Incorporated	685,608

15,051	Sempra Energy	441,897

52,535	Southern Company	1,540,326

13,533	TECO Energy Incorporated	187,026

23,220	TXU Corporation	547,063

42,706	Waste Management Incorporated	1,117,616

37,351	Williams Companies Incorporated	351,845

28,755	Xcel Energy Incorporated	444,840

		21,063,768

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 5.80%

57,988	ADC Telecommunications Incorporated†	135,112

25,020	Advanced Micro Devices Incorporated†	277,972

27,577	Altera Corporation†	521,205

14,225	American Power Conversion Corporation	243,817

26,344	Analog Devices Incorporated†	1,001,599

18

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

11,073	Andrew Corporation†	$136,087

21,968	Applied Micro Circuits Corporation†	106,984

21,387	Broadcom Corporation Class A†	569,322

33,969	Ciena Corporation†	200,757

13,578	Comverse Technology Incorporated†	203,127

6,637	Cooper Industries Limited Class A	318,775

30,362	Emerson Electric Company	1,598,559

722,495	General Electric Company	21,537,576

469,459	Intel Corporation	12,914,817

124,769	International Business Machines Corporation	11,020,846

14,340	Jabil Circuit Incorporated†	373,557

103,135	JDS Uniphase Corporation†	371,286

13,724	Kla-Tencor Corporation†	705,414

22,570	Linear Technology Corporation	808,232

27,313	LSI Logic Corporation†	245,544

300,033	Lucent Technologies Incorporated†	648,071

23,413	Maxim Integrated Products Incorporated	924,814

5,660	Maytag Corporation	141,330

43,979	Micron Technology Incorporated†	590,198

13,782	Molex Incorporated	394,027

167,825	Motorola Incorporated	2,008,865

13,254	National Semiconductor Corporation†	427,972

24,654	Network Appliance Incorporated†	506,147

10,917	Novellus Systems Incorporated†	368,449

11,470	Nvidia Corporation†	182,499

12,290	PMC-Sierra Incorporated†	162,117

5,990	Power-One Incorporated†	61,637

6,795	QLogic Corporation†	319,433

57,237	Qualcomm Incorporated	2,383,349

12,930	Rockwell Collins Incorporated	326,483

36,787	Sanmina-SCI Corporation†	356,834

10,744	Scientific-Atlanta Incorporated	334,676

59,840	Solectron Corporation†	350,064

29,775	Tellabs Incorporated†	202,172

124,846	Texas Instruments Incorporated	2,846,489

4,216	Thomas & Betts Corporation†	66,824

24,580	Xilinx Incorporated†	700,774

		67,593,812

Engineering, Accounting, Research Management & Related Services – 0.19%

5,887	Fluor Corporation	219,762

10,759	Moody’s Corporation	591,422

27,168	Paychex Incorporated	921,810

7,584	Quest Diagnostics Incorporated†	459,894

		2,192,888

19

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.29%

4,075	Ball Corporation	$220,050

4,276	Crane Company	100,100

10,473	Fortune Brands Incorporated	594,343

22,201	Illinois Tool Works Incorporated	1,471,038

33,893	Masco Corporation	829,701

4,207	Snap-On Incorporated	116,324

		3,331,556

Financial Services – 0.02%

17,254	Janus Capital Group Incorporated	241,038

Food & Kindred Products – 2.20%

2,622	Adolph Coors Company Class B	140,959

59,621	Anheuser-Busch Companies Incorporated	2,941,700

46,499	Archer-Daniels-Midland Company	609,602

29,604	Campbell Soup Company	784,506

177,239	Coca Cola Company	7,614,187

32,628	Coca Cola Enterprises Incorporated	621,890

38,723	ConAgra Foods Incorporated	822,477

26,872	General Mills Incorporated	1,264,865

9,418	Hershey Foods Corporation	684,500

25,360	HJ Heinz Company	869,341

29,439	Kellogg Company	981,791

10,058	McCormick & Company Incorporated	275,790

19,317	Pepsi Bottling Group Incorporated	397,544

124,439	PepsiCo Incorporated	5,703,039

56,042	Sara Lee Corporation	1,028,931

16,230	WM Wrigley Jr Company	897,519

		25,638,641

Food Stores – 0.21%

26,459	Albertson’s Incorporated	544,261

54,184	Kroger Company†	968,268

28,202	Starbucks Corporation†	812,218

10,155	Winn-Dixie Stores Incorporated	97,996

		2,422,743

Forestry – 0.11%

13,194	Plum Creek Timber Company Incorporated	335,655

15,805	Weyerhaeuser Company	923,802

		1,259,457

Furniture & Fixtures – 0.06%

13,874	Leggett & Platt Incorporated	300,095

19,787	Newell Rubbermaid Incorporated	428,784

		728,879

20

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

General Merchandise Stores – 0.57%

8,418	Big Lots Incorporated†	$133,089

24,054	Dollar General Corporation	481,080

12,401	Family Dollar Stores Incorporated	494,676

13,367	Federated Department Stores Incorporated	560,077

19,581	JC Penney Company Incorporated Holding Company	418,446

20,802	May Department Stores Company	512,353

20,406	Sears Roebuck & Company	892,354

65,677	Target Corporation	2,471,426

36,814	TJX Companies Incorporated	714,928

		6,678,429

Health Services – 0.20%

36,022	HCA Incorporated	1,327,771

17,293	Health Management Associates Incorporated Class A	377,160

6,423	Manor Care Incorporated	192,690

33,448	Tenet Healthcare Corporation†	484,327

		2,381,948

Home Furniture, Furnishings, & Equipment Stores – 0.21%

21,319	Bed Bath & Beyond Incorporated†	813,959

23,249	Best Buy Company Incorporated†	1,104,793

15,060	Circuit City Stores Incorporated	143,522

11,940	RadioShack Corporation	339,215

		2,401,489

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.14%

27,234	Hilton Hotels Corporation	441,736

16,797	Marriott International Incorporated Class A	722,775

14,508	Starwood Hotels & Resorts Worldwide Incorporated	504,878

		1,669,389

Industrial & Commercial Machinery & Computer Equipment – 2.78%

56,464	3M Company	3,899,968

5,210	American Standard Companies Incorporated†	438,943

26,141	Apple Computer Incorporated†	539,289

119,520	Applied Materials Incorporated†	2,168,093

24,136	Baker Hughes Incorporated	714,184

5,602	Black & Decker Corporation	227,161

24,882	Caterpillar Incorporated	1,712,877

506,147	Cisco Systems Incorporated†	9,890,112

2,992	Cummins Incorporated	132,935

17,262	Deere & Company	920,237

185,233	Dell Incorporated†	6,184,930

14,610	Dover Corporation	516,756

158,206	EMC Corporation†	1,998,142

23,370	Gateway Incorporated†	132,274

21

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

12,352	Ingersoll-Rand Company Class A	$660,091

9,236	Lexmark International Incorporated†	581,960

8,950	Pall Corporation	200,838

8,521	Parker Hannifin Corporation	380,889

16,874	Pitney Bowes Incorporated	646,612

6,135	Stanley Works	181,105

16,626	Symbol Technologies Incorporated	198,680

		32,326,076

Insurance Agents, Brokers & Service – 0.51%

20,065	ACE Limited	663,750

22,560	AON Corporation	470,376

11,657	Humana Incorporated†	210,409

10,224	Jefferson-Pilot Corporation	453,741

38,410	Marsh & McLennan Companies Incorporated	1,828,700

19,501	Medco Health Solutions Incorporated†	505,661

54,816	Metlife Incorporated	1,537,589

21,342	UnumProvident Corporation	315,221

		5,985,447

Insurance Carriers – 2.64%

11,096	Aetna Incorporated	677,189

37,068	Aflac Incorporated	1,197,296

50,747	Allstate Corporation	1,853,788

7,696	AMBAC Financial Group Incorporated	492,544

188,135	American International Group Incorporated	10,855,390

9,996	Anthem Incorporated†	713,015

13,518	Chubb Corporation	877,048

10,112	Cigna Corporation	451,501

11,568	Cincinnati Financial Corporation	462,257

20,365	Hartford Financial Services Group Incorporated	1,071,810

20,852	John Hancock Financial Services Incorporated	704,798

12,816	Lincoln National Corporation	453,430

13,373	Loews Corporation	539,868

10,451	MBIA Incorporated	574,491

7,102	MGIC Investment Corporation	369,801

23,341	Principal Financial Group Incorporated	723,338

15,667	Progressive Corporation	1,082,746

39,354	Prudential Financial Incorporated	1,470,265

9,986	Safeco Corporation	352,106

16,427	St Paul Companies Incorporated	608,292

8,235	Torchmark Corporation	334,670

72,617	Travelers Property Casualty Corporation Class B	1,153,158

42,995	UnitedHealth Group Incorporated	2,163,508

10,587	WellPoint Health Networks Incorporated†	816,046

22

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

Insurance Carriers (continued)

9,850	XL Capital Limited Class A	$762,785

		30,761,140

Lumber & Wood Products, Except Furniture – 0.05%

18,295	Georgia-Pacific Corporation	443,471

7,543	Louisiana-Pacific Corporation†	103,942

		547,413

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.61%

33,987	Agilent Technologies Incorporated†	751,453

9,416	Allergan Incorporated	741,322

15,069	Applera Corporation – Applied Biosystems Group	336,189

3,839	Bausch & Lomb Incorporated	169,492

43,909	Baxter International Incorporated	1,275,996

18,312	Becton Dickinson & Company	661,429

18,489	Biomet Incorporated	621,415

29,684	Boston Scientific Corporation†	1,893,839

3,737	CR Bard Incorporated	265,327

11,044	Danaher Corporation	815,710

20,662	Eastman Kodak Company	432,662

22,197	Guidant Corporation	1,039,929

87,741	Medtronic Incorporated	4,116,808

3,509	Millipore Corporation	161,625

9,139	PerkinElmer Incorporated	139,918

29,854	Raytheon Company	835,912

13,326	Rockwell Automation Incorporated	349,808

12,386	St Jude Medical Incorporated†	665,995

14,361	Stryker Corporation	1,081,527

6,120	Tektronix Incorporated†	151,470

13,607	Teradyne Incorporated†	253,090

11,702	Thermo Electron Corporation†	253,933

8,862	Waters Corporation†	243,085

57,027	Xerox Corporation†	585,097

16,365	Zimmer Holdings Incorporated†	901,711

		18,744,742

Metal Mining – 0.16%

12,143	Freeport-McMoRan Copper & Gold Incorporated Class B	401,934

29,427	Newmont Mining Corporation	1,150,301

6,421	Phelps Dodge Corporation†	300,503

		1,852,738

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels – 0.03%

7,327	Vulcan Materials Company	292,421

23

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Miscellaneous Manufacturing Industries – 1.71%

5,415	Eaton Corporation	$479,878

12,527	Hasbro Incorporated	234,004

220,165	Hewlett-Packard Company	4,262,394

6,660	ITT Industries Incorporated	398,534

214,034	Johnson & Johnson	10,598,964

31,654	Mattel Incorporated	600,160

10,469	Tiffany & Company	390,808

144,040	Tyco International Limited	2,942,737

		19,907,479

Miscellaneous Retail – 2.02%

32,962	Costco Wholesale Corporation†	1,024,459

28,464	CVS Corporation	884,092

6,027	Dillard’s Incorporated Class A	84,257

5,667	Express Scripts Incorporated†	346,537

22,344	Office Depot Incorporated†	313,933

35,351	Staples Incorporated†	839,586

15,386	Toys R US Incorporated†	185,094

315,078	Wal-Mart Stores Incorporated	17,597,106

73,909	Walgreen Company	2,264,572

		23,539,636

Motion Pictures – 0.68%

325,433	AOL Time Warner Incorporated†	4,917,292

147,410	Walt Disney Company	2,973,260

		7,890,552

Motor Freight Transportation & Warehousing – 0.44%

81,153	United Parcel Service Incorporated Class B	5,177,561

Non-Depository Credit Institutions – 1.46%

92,814	American Express Company	4,182,199

16,387	Capital One Financial Corporation	934,714

9,806	Countrywide Financial Corporation	767,614

70,225	Fannie Mae	4,929,795

50,169	Freddie Mac	2,626,347

92,137	MBNA Corporation	2,100,724

20,924	Providian Financial Corporation†	246,694

32,514	SLM Corporation	1,266,745

		17,054,832

Oil & Gas Extraction – 0.84%

17,994	Anadarko Petroleum Corporation	751,429

11,667	Apache Corporation	808,990

11,414	BJ Services Company†	390,016

14,473	Burlington Resources Incorporated	697,599

24

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

Oil & Gas Extraction (continued)

16,721	Devon Energy Corporation	$805,785

8,284	EOG Resources Incorporated	345,774

31,580	Halliburton Company	765,815

7,272	Kerr-McGee Corporation	324,622

10,562	Nabors Industries Limited†	393,540

9,639	Noble Corporation†	327,630

27,602	Occidental Petroleum Corporation	972,418

6,767	Rowan Companies Incorporated†	166,333

42,014	Schlumberger Limited	2,033,478

23,068	Transocean Incorporated†	461,360

18,630	Unocal Corporation	587,218

		9,832,007

Paper & Allied Products – 0.37%

3,830	Bemis Company Incorporated	169,669

4,214	Boise Cascade Corporation	116,306

34,580	International Paper Company	1,349,312

36,536	Kimberly-Clark Corporation	1,875,028

14,450	MeadWestvaco Corporation	368,475

11,357	Pactiv Corporation†	230,320

3,904	Temple-Inland Incorporated	189,539

		4,298,649

Personal Services – 0.09%

12,292	Cintas Corporation	452,837

12,954	H&R Block Incorporated	558,965

		1,011,802

Petroleum Refining & Related Industries – 2.32%

6,485	Amerada Hess Corporation	324,899

4,921	Ashland Incorporated	161,655

77,072	ChevronTexaco Corporation	5,506,794

49,031	ConocoPhillips	2,684,447

478,607	Exxon Mobil Corporation	17,517,016

22,365	Marathon Oil Corporation	637,403

5,547	Sunoco Incorporated	223,100

		27,055,314

Primary Metal Industries – 0.20%

61,014	Alcoa Incorporated	1,596,126

5,855	Allegheny Technologies Incorporated	38,350

9,031	Engelhard Corporation	249,888

5,639	Nucor Corporation	258,717

7,447	United States Steel Corporation	136,876

6,196	Worthington Industries Incorporated	77,822

		2,357,779

25

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 0.85%

4,757	American Greetings Corporation Class A†	$92,429

5,873	Dow Jones & Company Incorporated	278,086

19,449	Gannett Company Incorporated	1,508,464

5,797	Knight-Ridder Incorporated	386,660

13,788	McGraw-Hill Companies Incorporated	856,648

3,586	Meredith Corporation	165,566

10,775	New York Times Company Class A	468,282

8,177	RR Donnelley & Sons Company	203,362

22,621	Tribune Company	1,038,304

126,574	Viacom Incorporated Class B	4,847,784

		9,845,585

Railroad Transportation – 0.24%

26,853	Burlington Northern Santa Fe Corporation	775,246

15,429	CSX Corporation	451,298

28,139	Norfolk Southern Corporation	520,572

18,361	Union Pacific Corporation	1,068,059

		2,815,175

Rubber & Miscellaneous Plastics Products – 0.16%

5,315	Cooper Tire & Rubber Company	84,349

12,642	Goodyear Tire & Rubber Company	83,058

19,018	Nike Incorporated Class B	1,156,675

4,259	Reebok International Limited	142,378

6,121	Sealed Air Corporation†	289,095

4,213	Tupperware Corporation	56,370

		1,811,925

Security & Commodity Brokers, Dealers, Exchanges & Services – 1.26%

7,189	Bear Stearns Companies Incorporated	537,737

97,667	Charles Schwab Corporation	1,163,214

7,832	Federated Investors Incorporated Class B	216,946

18,099	Franklin Resources Incorporated	800,157

34,186	Goldman Sachs Group Incorporated	2,868,205

17,445	Lehman Brothers Holdings Incorporated	1,205,101

67,429	Merrill Lynch & Company Incorporated	3,609,474

78,437	Morgan Stanley	3,957,931

8,906	T Rowe Price Group Incorporated	367,462

		14,726,227

Stone, Clay, Glass, & Concrete Products – 0.08%

96,001	Corning Incorporated†	904,329

Tobacco Products – 0.61%

146,354	Altria Group Incorporated	6,410,305

6,080	RJ Reynolds Tobacco Holdings Incorporated	240,403

26

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Shares	Security Name	Value

Tobacco Products (continued)

12,005	UST Incorporated	$422,336

		7,073,044

Transportation By Air – 0.22%

8,896	Delta Air Lines Incorporated	118,317

21,526	FedEx Corporation	1,386,920

56,460	Southwest Airlines Company	999,342

		2,504,579

Transportation Equipment – 1.49%

60,647	Boeing Company	2,082,012

6,529	Brunswick Corporation	167,665

10,716	Dana Corporation	165,348

40,404	Delphi Corporation	365,656

132,110	Ford Motor Company	1,422,825

14,222	General Dynamics Corporation	1,110,169

40,435	General Motors Corporation	1,655,005

12,543	Genuine Parts Company	401,125

8,479	Goodrich Corporation	205,531

21,825	Harley-Davidson Incorporated	1,051,965

62,021	Honeywell International Incorporated	1,634,253

6,456	Johnson Controls Incorporated	610,738

32,514	Lockheed Martin Corporation	1,500,521

4,928	Navistar International Corporation†	183,716

13,193	Northrop Grumman Corporation	1,137,500

8,406	Paccar Incorporated	627,844

9,772	Textron Incorporated	385,505

33,807	United Technologies Corporation	2,612,605

		17,319,983

Transportation Services – 0.02%

10,354	Sabre Holdings Corporation	222,507

Water Transportation – 0.13%

45,401	Carnival Corporation	1,493,239

Wholesale Trade-Durable Goods – 0.03%

9,427	Visteon Corporation	62,218

6,585	WW Grainger Incorporated	313,117

		375,335

Wholesale Trade Non-Durable Goods – 0.50%

8,069	AmerisourceBergen Corporation	436,128

4,372	Brown-Forman Corporation Class B	345,914

32,194	Cardinal Health Incorporated	1,879,808

20,945	McKesson Corporation	697,259

31,830	Safeway Incorporated†	730,180

27

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

ASSET ALLOCATION FUND

Shares	Security Name	Value

Wholesale Trade Non-Durable Goods (continued)

9,654	Supervalu Incorporated	$230,344

46,847	Sysco Corporation	1,532,365

		5,851,998

Total Common Stock (Cost $814,746,899)		661,355,008

Real Estate Investment Trust – 0.23%

6,785	Apartment Investment & Management Company Class A	267,058

28,769	Equity Office Properties Trust	792,011

19,737	Equity Residential	577,899

12,937	Prologis	391,344

13,869	Simon Property Group Incorporated	604,411

Total Real Estate Investment Trust (Cost $2,556,855)		2,632,723

Principal		Interest Rate		Maturity Date

US Treasury Bonds – 38.73%

$28,832,000	US Treasury Bond	6.00%		02/15/2026	32,865,107

17,772,000	US Treasury Bond	6.75		08/15/2026	22,101,153

22,563,000	US TreasuryBond	6.50		11/15/2026	27,282,728

19,849,000	US Treasury Bond	6.63		02/15/2027	24,363,099

18,664,000	US Treasury Bond	6.38		08/15/2027	22,272,124

46,117,000	US Treasury Bond	6.13		11/15/2027	53,414,646

24,707,000	US Treasury Bond	5.50		08/15/2028	26,465,447

23,057,000	US Treasury Bond	5.25		11/15/2028	23,887,421

23,907,000	US Treasury Bond	5.25		02/15/2029	24,788,571

23,485,000	US Treasury Bond	6.13		08/15/2029	27,340,767

37,414,000	US Treasury Bond	6.25		05/15/2030	44,395,527

37,058,000	US Treasury Bond	5.38		02/15/2031	39,767,866

19,731,000	US Treasury Bond	7.50		11/15/2024	26,441,079

19,550,000	US Treasury Bond	7.63		02/15/2025	26,517,737

23,186,000	US Treasury Bond	6.88		08/15/2025	29,127,413

Total US Treasury Obligations (Cost $414,647,826)					451,030,685

Short-Term Investments – 4.60%

US Treasury Bills – 2.23%

985,000	US Treasury Bills#	0.98	ª	12/04/2003	983,460

885,000	US Treasury Bills#	0.98	ª	12/04/2003	883,618

65,000	US Treasury Bills#	1.00	ª	10/09/2003	64,987

90,000	US Treasury Bills#	1.00	ª	10/09/2003	89,981

21,545,000	US Treasury Bills#	0.98	ª	12/04/2003	21,511,325

60,000	US Treasury Bills#	0.98	ª	12/04/2003	59,906

45,000	US Treasury Bills#	0.98	ª	12/04/2003	44,930

1,270,000	US Treasury Bills#	0.98	ª	12/04/2003	1,268,015

50,000	US Treasury Bills#	0.98	ª	12/04/2003	49,922

215,000	US Treasury Bills#	1.00	ª	02/12/2004	214,222

28

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

ASSET ALLOCATION FUND

Principal			Interest Rate		Maturity Date	Value

US Treasury Bills (continued)

$815,000	US Treasury Bills#		1.00	%ª	02/12/2004	$812,051

30,000	US Treasury Bills#		1.00	ª	02/12/2004	29,892

						26,012,309

Shares

Wells Fargo Money Market Fund – 2.37%

27,628,507	Wells Fargo Money Market Trust ~					27,628,507

Total Short-Term Investments (Cost $53,635,250)

Total Investment in Securities (Cost $1,285,586,830)*		100.36%				$1,168,659,232

Other Assets and Liabilities, Net		(0.36)				(4,196,696)

Total Net Assets		100.00%				$1,164,462,536

‡	Security of an affiliate of the fund with a cost of $5,153,081.
†	Non-income earning securities.
#	Securities pledged as collateral for futures transactions.
ª	Yield to Maturity.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $1,302,791,035 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$97,230,900
Gross Unrealized Depreciation	(231,362,703)

Net Unrealized Depreciation	$(134,131,803)

The accompanying notes are an integral part of these financial statements.

29

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

GROWTH BALANCED FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Disciplined Growth Portfolio	$25,441,112

N/A	Wells Fargo Equity Income Portfolio	201,772,560

N/A	Wells Fargo Index Portfolio	251,133,727

N/A	Wells Fargo International Equity Portfolio	151,297,311

N/A	Wells Fargo Large Cap Appreciation Portfolio	25,100,213

N/A	Wells Fargo Large Cap Value Portfolio	50,227,050

N/A	Wells Fargo Large Company Growth Portfolio	198,805,603

N/A	Wells Fargo Managed Fixed Income Portfolio	276,417,781

N/A	Wells Fargo Small Cap Index Portfolio	33,596,477

N/A	Wells Fargo Small Company Growth Portfolio	33,490,532

N/A	Wells Fargo Small Company Value Portfolio	33,577,485

N/A	Wells Fargo Strategic Value Bond Portfolio	92,412,401

N/A	Wells Fargo Tactical Maturity Portfolio	183,101,686

Total Investment in Master Portfolios – (Cost $1,453,156,011)		1,556,373,938

Principal			Interest Rate		Maturity Date

Short-Term Investments – 1.24%

US Treasury Bills – 1.24%

$2,945,000	US Treasury Bills#		1.11	%ª	10/09/2003	2,944,276

14,745,000	US Treasury Bills#		1.01	ª	12/04/2003	14,721,954

1,750,000	US Treasury Bills#		1.01	ª	02/12/2004	1,743,669

Total Short-Term Investment (Cost $19,406,583)						19,409,899

Total Investment in Master Portfolios and Securities – 100.68% (Cost $1,472,562,594)						1,575,783,837

Total Investment in Master Portfolios and Securities (Cost $1,472,562,594) *		100.68%				$1,575,783,837

Other Assets and Liabilities, Net		(0.68)				(10,589,734)

Total Net Assets		100.00%				$1,565,194,103

#	Security pledged as collateral for futures transactions.
ª	Yield to Maturity.
*	Cost of federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

30

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Common Stock – 89.82%

Amusement & Recreation Services – 0.14%

816	Harrah’s Entertainment Incorporated	$34,362

2,542	International Game Technology	71,557

		105,919

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.11%

952	Jones Apparel Group Incorporated	28,493

799	Liz Claiborne Incorporated	27,206

803	VF Corporation	31,245

		86,944

Apparel & Accessory Stores – 0.44%

6,628	Gap Incorporated	113,471

2,521	Kohl’s Corporation†	134,874

3,885	Limited Brands	58,586

1,011	Nordstrom Incorporated	25,083

		332,014

Automotive Dealers & Gasoline Service Stations – 0.13%

2,094	Autonation Incorporated†	36,729

666	Autozone Incorporated†	59,627

		96,356

Automotive Repair, Services, & Parking – 0.02%

467	Ryder System Incorporated	13,692

Building Construction – General Contractors & Operative Builders – 0.12%

463	Centex Corporation	36,058

353	KB Home	21,060

454	Pulte Homes Incorporated	30,877

		87,995

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 1.16%

17,101	Home Depot Incorporated	544,666

5,804	Lowe’s Companies Incorporated	301,228

1,092	Sherwin-Williams Company	32,116

		878,010

Business Services – 6.39%

1,725	Adobe Systems Incorporated	67,724

832	Autodesk Incorporated	14,161

4,451	Automatic Data Processing Incorporated	159,568

1,736	BMC Software Incorporated†	24,182

7,581	Cendant Corporation†	141,689

1,230	Citrix Systems Incorporated†	27,158

4,302	Computer Associates International Incorporated	112,325

31

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

Business Services (continued)

1,393	Computer Sciences Corporation†	$52,335

2,813	Compuware Corporation†	15,078

3,621	Concord EFS Incorporated†	49,499

1,101	Convergys Corporation†	20,192

411	Deluxe Corporation	16,498

4,726	eBay Incorporated†	252,888

1,083	Electronic Arts Incorporated†	99,885

3,560	Electronic Data Systems Corporation	71,912

1,049	Equifax Incorporated	23,361

5,567	First Data Corporation	222,457

1,437	Fiserv Incorporated†	52,063

1,809	IMS Health Incorporated	38,170

2,900	Interpublic Group of Companies Incorporated	40,948

1,527	Intuit Incorporated†	73,662

635	Mercury Interactive Corporation†	28,835

79,911	Microsoft Corporation	2,220,726

832	Monster Worldwide Incorporated†	20,950

710	NCR Corporation†	22,500

2,741	Novell Incorporated†	14,610

1,403	Omnicom Group Incorporated	100,806

39,024	Oracle Corporation†	437,849

1,968	Parametric Technology Corporation†	6,140

2,745	Peoplesoft Incorporated†	49,932

1,266	Robert Half International Incorporated†	24,687

3,643	Siebel Systems Incorporated†	35,410

2,116	Sungard Data Systems Incorporated†	55,672

1,099	Symantec Corporation†	69,259

2,439	Unisys Corporation†	33,000

4,489	Yahoo! Incorporated†	158,821

		4,854,952

Chemicals & Allied Products – 10.85%

11,618	Abbott Laboratories	494,346

1,691	Air Products & Chemicals Incorporated	76,264

436	Alberto-Culver Company Class B	25,646

9,374	Amgen Incorporated†	605,279

822	Avery Dennison Corporation	41,527

1,747	Avon Products Incorporated	112,786

1,104	Biogen Incorporated†	42,206

14,427	Bristol-Myers Squibb Company	370,197

1,387	Chiron Corporation†	71,694

1,613	Clorox Company	73,988

4,004	Colgate-Palmolive Company	223,784

6,814	Dow Chemical Company	221,728

7,413	Du Pont (EI) de Nemours & Company	296,594

575	Eastman Chemical Company	19,263

32

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Chemicals & Allied Products (continued)

1,956	Ecolab Incorporated	$49,389

8,362	Eli Lilly & Company	496,703

2,701	Forest Laboratories Incorporated†	138,966

1,606	Genzyme Corporation†	74,278

7,600	Gillette Company	243,048

373	Great Lakes Chemical Corporation	7,501

698	International Flavors & Fragrances Incorporated	23,090

1,791	King Pharmaceuticals Incorporated†	27,134

1,876	Medimmune Incorporated†	61,927

16,690	Merck & Company Incorporated	844,848

1,945	Monsanto Company	46,563

58,763	Pfizer Incorporated	1,785,219

1,263	PPG Industries Incorporated	65,954

1,209	Praxair Incorporated	74,898

9,636	Procter & Gamble Company	894,414

1,652	Rohm & Haas Company	55,259

10,933	Schering-Plough Corporation	166,619

527	Sigma-Aldrich Corporation	27,372

796	Watson Pharmaceuticals Incorporated†	33,185

9,884	Wyeth	455,652

		8,247,321

Communications – 4.10%

2,316	Alltel Corporation	107,323

5,852	AT&T Corporation	126,111

20,184	AT&T Wireless Services Incorporated†	165,105

3,095	Avaya Incorporated†	33,736

13,746	BellSouth Corporation	325,505

1,065	CenturyTel Incorporated	36,093

4,571	Clear Channel Communications Incorporated	175,069

16,738	Comcast Corporation Class A†	516,869

7,652	Nextel Communications Incorporated Class A†	150,668

12,618	Qwest Communications International Incorporated†	42,901

24,729	SBC Communications Incorporated	550,220

6,691	Sprint Corporation-FON Group	101,034

7,617	Sprint Corporation-PCS Group†	43,645

2,309	Univision Communications Incorporated Class A†	73,726

20,470	Verizon Communications Incorporated	664,049

		3,112,054

Construction Special Trade Contractors – 0.05%

510	Whirlpool Corporation	34,563

Depository Institutions – 9.68%

2,613	Amsouth Bancorporation	55,448

11,150	Bank of America Corporation	870,146

33

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

Depository Institutions (continued)

5,739	Bank of New York Company Incorporated	$167,062

8,502	Bank One Corporation	328,602

4,151	BB&T Corporation	149,062

1,674	Charter One Financial Incorporated	51,224

38,317	Citigroup Incorporated	1,743,807

1,303	Comerica Incorporated	60,720

4,274	Fifth Third Bancorp	237,079

940	First Tennessee National Corporation	39,912

7,826	FleetBoston Financial Corporation	235,954

1,136	Golden West Financial Corporation	101,683

1,701	Huntington Bancshares Incorporated	33,663

15,118	JP Morgan Chase & Company	519,001

3,146	Keycorp	80,443

1,687	Marshall & Ilsley Corporation	53,174

3,211	Mellon Financial Corporation	96,780

4,552	National City Corporation	134,102

1,166	North Fork Bancorporation Incorporated	40,519

1,640	Northern Trust Corporation	69,602

2,105	PNC Financial Services Group Incorporated	100,156

1,653	Regions Financial Corporation	56,615

2,532	SouthTrust Corporation	74,415

2,474	State Street Corporation	111,330

2,084	SunTrust Banks Incorporated	125,811

2,259	Synovus Financial Corporation	56,452

1,477	Union Planters Corporation	46,732

14,288	US Bancorp	342,769

10,012	Wachovia Corporation	412,394

6,925	Washington Mutual Incorporated	272,637

12,468	Wells Fargo & Company‡	642,103

670	Zions Bancorporation	37,420

		7,346,817

Eating & Drinking Places – 0.45%

1,252	Darden Restaurants Incorporated	23,788

9,470	McDonald’s Corporation	222,924

844	Wendy’s International Incorporated	27,261

2,176	Yum! Brands Incorporated†	64,453

		338,426

Educational Services – 0.11%

1,304	Apollo Group Incorporated Class A†	86,103

Electric, Gas, & Sanitary Services – 2.84%

4,560	AES Corporation†	33,835

935	Allegheny Energy Incorporated†	8,546

1,556	Allied Waste Industries Incorporated†	16,805

34

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

1,199	Ameren Corporation	$51,449

2,939	American Electric Power Company Incorporated	88,170

2,837	Calpine Corporation†	13,873

2,273	Centerpoint Energy Incorporated	20,843

1,310	Cinergy Corporation	48,077

2,109	Citizens Communications Company†	23,642

1,072	CMS Energy Corporation†	7,901

1,661	Consolidated Edison Incorporated	67,702

1,230	Constellation Energy Group Incorporated	44,009

2,313	Dominion Resources Incorporated	143,175

1,250	DTE Energy Company	46,113

6,707	Duke Energy Corporation	119,452

2,773	Dynegy Incorporated Class A†	9,983

2,425	Edison International†	46,318

4,459	EL Paso Corporation	32,551

1,680	Entergy Corporation	90,972

2,413	Exelon Corporation	153,226

2,423	FirstEnergy Corporation	77,294

1,364	FPL Group Incorporated	86,205

1,170	KeySpan Corporation	41,044

908	Kinder Morgan Incorporated	49,041

327	Nicor Incorporated	11,491

1,954	NiSource Incorporated	39,041

268	Peoples Energy Corporation	11,090

3,045	PG&E Corporation†	72,776

679	Pinnacle West Capital Corporation	24,105

1,254	PPL Corporation	51,351

1,792	Progress Energy Incorporated	79,672

1,681	Public Service Enterprise Group Incorporated	70,602

1,544	Sempra Energy	45,332

5,372	Southern Company	157,507

1,395	TECO Energy Incorporated	19,279

2,398	TXU Corporation	56,497

4,401	Waste Management Incorporated	115,174

3,853	Williams Companies Incorporated	36,295

2,967	Xcel Energy Incorporated	45,896

		2,156,334

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.08%

5,968	ADC Telecommunications Incorporated†	13,905

2,573	Advanced Micro Devices Incorporated†	28,586

2,849	Altera Corporation†	53,846

1,463	American Power Conversion Corporation	25,076

2,719	Analog Devices Incorporated†	103,376

1,137	Andrew Corporation†	13,974

2,263	Applied Micro Circuits Corporation†	11,021

35

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

2,207	Broadcom Corporation Class A†	$58,750

3,506	Ciena Corporation†	20,720

1,400	Comverse Technology Incorporated†	20,944

694	Cooper Industries Limited Class A	33,333

3,133	Emerson Electric Company	164,952

74,389	General Electric Company	2,217,536

48,633	Intel Corporation	1,337,894

12,861	International Business Machines Corporation	1,136,012

1,478	Jabil Circuit Incorporated†	38,502

10,645	JDS Uniphase Corporation†	38,322

2,329	Linear Technology Corporation	83,401

2,792	LSI Logic Corporation†	25,100

30,792	Lucent Technologies Incorporated†	66,511

2,416	Maxim Integrated Products Incorporated	95,432

583	Maytag Corporation	14,558

4,530	Micron Technology Incorporated†	60,793

1,422	Molex Incorporated	40,655

17,236	Motorola Incorporated	206,315

1,358	National Semiconductor Corporation†	43,850

2,525	Network Appliance Incorporated†	51,838

1,115	Novellus Systems Incorporated†	37,631

1,183	Nvidia Corporation†	18,823

1,257	PMC-Sierra Incorporated†	16,581

616	Power-One Incorporated†	6,339

698	QLogic Corporation†	32,813

5,875	Qualcomm Incorporated	244,635

1,325	Rockwell Collins Incorporated	33,456

3,796	Sanmina-SCI Corporation†	36,821

1,108	Scientific-Atlanta Incorporated	34,514

6,176	Solectron Corporation†	36,130

3,068	Tellabs Incorporated†	20,832

12,871	Texas Instruments Incorporated	293,459

435	Thomas & Betts Corporation†	6,895

2,511	Xilinx Incorporated†	71,589

		6,895,720

Engineering, Accounting, Research Management & Related Services – 0.23%

606	Fluor Corporation	22,622

1,103	Moody’s Corporation	60,632

2,801	Paychex Incorporated	95,038

		178,292

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.45%

424	Ball Corporation	22,896

441	Crane Company	10,324

1,081	Fortune Brands Incorporated	61,347

36

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

2,289	Illinois Tool Works Incorporated	$151,669

3,547	Masco Corporation	86,831

433	Snap-On Incorporated	11,972

		345,039

Financial Services – 0.03%

1,781	Janus Capital Group Incorporated	24,881

Food & Kindred Products – 3.50%

270	Adolph Coors Company Class B	14,515

6,210	Anheuser-Busch Companies Incorporated	306,401

4,796	Archer-Daniels-Midland Company	62,876

3,055	Campbell Soup Company	80,958

18,334	Coca Cola Company	787,627

3,365	Coca Cola Enterprises Incorporated	64,137

3,997	ConAgra Foods Incorporated	84,896

2,750	General Mills Incorporated	129,443

818	Hercules Incorporated†	9,268

976	Hershey Foods Corporation	70,936

2,615	HJ Heinz Company	89,642

3,025	Kellogg Company	100,884

1,035	McCormick & Company Incorporated	28,380

2,040	Pepsi Bottling Group Incorporated	41,983

12,788	PepsiCo Incorporated	586,074

5,784	Sara Lee Corporation	106,194

1,675	WM Wrigley Jr Company	92,628

		2,656,842

Food Stores – 0.33%

2,730	Albertson’s Incorporated	56,156

5,615	Kroger Company†	100,340

2,906	Starbucks Corporation†	83,693

1,048	Winn-Dixie Stores Incorporated	10,113

		250,302

Forestry – 0.17%

1,361	Plum Creek Timber Company Incorporated	34,624

1,630	Weyerhaeuser Company	95,274

		129,898

Furniture & Fixtures – 0.10%

1,435	Leggett & Platt Incorporated	31,039

2,040	Newell Rubbermaid Incorporated	44,207

		75,246

37

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

General Merchandise Stores – 0.91%

868	Big Lots Incorporated†	$13,723

2,482	Dollar General Corporation	49,640

1,280	Family Dollar Stores Incorporated	51,059

1,394	Federated Department Stores Incorporated	58,409

2,002	JC Penney Company Incorporated Holding Company	42,783

2,147	May Department Stores Company	52,881

2,106	Sears Roebuck & Company	92,095

6,778	Target Corporation	255,055

3,799	TJX Companies Incorporated	73,777

		689,422

Health Services – 1.83%

3,807	HCA Incorporated	140,326

1,776	Health Management Associates Incorporated Class A	38,735

22,097	Johnson & Johnson	1,094,243

669	Manor Care Incorporated	20,070

784	Quest Diagnostics Incorporated†	47,542

3,473	Tenet Healthcare Corporation†	50,289

		1,391,205

Home Furniture, Furnishings, & Equipment Stores – 0.33%

2,197	Bed Bath & Beyond Incorporated†	83,881

2,398	Best Buy Company Incorporated†	113,953

1,542	Circuit City Stores Incorporated	14,695

1,253	RadioShack Corporation	35,598

		248,127

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.23%

2,804	Hilton Hotels Corporation	45,481

1,725	Marriott International Incorporated Class A	74,227

1,493	Starwood Hotels & Resorts Worldwide Incorporated	51,956

		171,664

Industrial & Commercial Machinery & Computer Equipment – 5.11%

5,818	3M Company	401,849

534	American Standard Companies Incorporated†	44,990

2,721	Apple Computer Incorporated†	56,134

12,336	Applied Materials Incorporated†	223,775

2,505	Baker Hughes Incorporated	74,123

577	Black & Decker Corporation	23,397

2,563	Caterpillar Incorporated	176,437

52,241	Cisco Systems Incorporated†	1,020,790

308	Cummins Incorporated	13,684

1,781	Deere & Company	94,945

19,116	Dell Incorporated†	638,283

1,507	Dover Corporation	53,303

38

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

16,278	EMC Corporation†	$205,591

2,412	Gateway Incorporated†	13,652

22,720	Hewlett-Packard Company	439,859

948	Lexmark International Incorporated†	59,733

915	Pall Corporation	20,533

879	Parker Hannifin Corporation	39,291

1,743	Pitney Bowes Incorporated	66,792

635	Stanley Works	18,745

24,038	Sun Microsystems Incorporated†	79,566

1,716	Symbol Technologies Incorporated	20,506

3,087	Veritas Software Corporation†	96,932

		3,882,910

Insurance Agents, Brokers & Service – 0.81%

1,970	ACE Limited	65,168

2,323	AON Corporation	48,435

1,202	Humana Incorporated†	21,696

1,057	Jefferson-Pilot Corporation	46,910

3,985	Marsh & McLennan Companies Incorporated	189,724

2,012	Medco Health Solutions Incorporated†	52,171

5,658	Metlife Incorporated	158,707

2,141	UnumProvident Corporation	31,623

		614,434

Insurance Carriers – 4.18%

1,130	Aetna Incorporated	68,964

3,821	Aflac Incorporated	123,418

5,239	Allstate Corporation	191,381

790	AMBAC Financial Group Incorporated	50,560

19,414	American International Group Incorporated	1,120,186

1,029	Anthem Incorporated†	73,399

1,377	Chubb Corporation	89,340

1,043	Cigna Corporation	46,570

1,196	Cincinnati Financial Corporation	47,792

2,082	Hartford Financial Services Group Incorporated	109,576

2,150	John Hancock Financial Services Incorporated	72,670

1,321	Lincoln National Corporation	46,737

1,380	Loews Corporation	55,711

1,070	MBIA Incorporated	58,818

734	MGIC Investment Corporation	38,219

2,436	Principal Financial Group Incorporated	75,492

1,620	Progressive Corporation	111,958

4,091	Prudential Financial Incorporated	152,840

1,030	Safeco Corporation	36,318

1,693	St Paul Companies Incorporated	62,692

864	Torchmark Corporation	35,113

7,491	Travelers Property Casualty Corporation Class B	118,957

39

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

Insurance Carriers (continued)

4,410	UnitedHealth Group Incorporated	$221,911

1,082	WellPoint Health Networks Incorporated†	83,401

1,016	XL Capital Limited Class A	78,679

		3,170,702

Lumber & Wood Products, Except Furniture – 0.07%

1,862	Georgia-Pacific Corporation	45,135

778	Louisiana-Pacific Corporation†	10,721

		55,856

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.64%

3,507	Agilent Technologies Incorporated†	77,540

969	Allergan Incorporated	76,289

1,555	Applera Corporation – Applied Biosystems Group	34,692

396	Bausch & Lomb Incorporated	17,483

4,447	Baxter International Incorporated	129,230

1,895	Becton Dickinson & Company	68,447

1,920	Biomet Incorporated	64,531

3,052	Boston Scientific Corporation†	194,718

387	CR Bard Incorporated	27,477

1,137	Danaher Corporation	83,979

2,132	Eastman Kodak Company	44,644

2,302	Guidant Corporation	107,849

1,416	Kla-Tencor Corporation†	72,782

9,077	Medtronic Incorporated	425,893

360	Millipore Corporation	16,582

938	PerkinElmer Incorporated	14,361

3,055	Raytheon Company	85,540

1,379	Rockwell Automation Incorporated	36,199

1,270	St Jude Medical Incorporated†	68,288

1,477	Stryker Corporation	111,233

631	Tektronix Incorporated†	15,617

1,376	Teradyne Incorporated†	25,594

1,203	Thermo Electron Corporation†	26,105

924	Waters Corporation†	25,345

5,817	Xerox Corporation†	59,682

1,685	Zimmer Holdings Incorporated†	92,844

		2,002,944

Metal Mining – 0.25%

1,244	Freeport-McMoRan Copper & Gold Incorporated Class B	41,176

2,993	Newmont Mining Corporation	116,996

662	Phelps Dodge Corporation†	30,982

		189,154

40

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels – 0.04%

755	Vulcan Materials Company	$30,132

Miscellaneous Manufacturing Industries – 0.77%

555	Eaton Corporation	49,184

1,289	Hasbro Incorporated	24,079

1,260	Ingersoll-Rand Company Class A	67,334

683	ITT Industries Incorporated	40,871

3,272	Mattel Incorporated	62,037

1,080	Tiffany & Company	40,316

14,863	Tyco International Limited	303,651

		587,472

Miscellaneous Retail – 3.20%

3,395	Costco Wholesale Corporation†	105,517

2,932	CVS Corporation	91,068

630	Dillard’s Incorporated Class A	8,807

585	Express Scripts Incorporated†	35,773

2,298	Office Depot Incorporated†	32,287

3,624	Staples Incorporated†	86,070

1,585	Toys R US Incorporated†	19,068

32,592	Wal-Mart Stores Incorporated	1,820,262

7,628	Walgreen Company	233,722

		2,432,574

Motion Pictures – 1.07%

33,472	AOL Time Warner Incorporated†	505,762

15,207	Walt Disney Company	306,725

		812,487

Motor Freight Transportation & Warehousing – 0.70%

8,375	United Parcel Service Incorporated Class B	534,325

Non-Depository Credit Institutions – 2.32%

9,653	American Express Company	434,964

1,685	Capital One Financial Corporation	96,112

972	Countrywide Financial Corporation	76,088

7,292	Fannie Mae	511,899

5,116	Freddie Mac	267,823

9,509	MBNA Corporation	216,805

2,157	Providian Financial Corporation†	25,431

3,365	SLM Corporation	131,100

		1,760,222

Oil & Gas Extraction – 1.33%

1,856	Anadarko Petroleum Corporation	77,507

1,202	Apache Corporation	83,347

1,176	BJ Services Company†	40,184

41

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

Oil & Gas Extraction (continued)

1,494	Burlington Resources Incorporated	$72,011

1,717	Devon Energy Corporation	82,742

852	EOG Resources Incorporated	35,562

3,253	Halliburton Company	78,885

750	Kerr-McGee Corporation	33,480

1,084	Nabors Industries Limited†	40,390

994	Noble Corporation†	33,786

2,822	Occidental Petroleum Corporation	99,419

696	Rowan Companies Incorporated†	17,108

4,333	Schlumberger Limited	209,717

2,380	Transocean Incorporated†	47,600

1,920	Unocal Corporation	60,518

		1,012,256

Paper & Allied Products – 0.59%

395	Bemis Company Incorporated	17,499

433	Boise Cascade Corporation	11,951

3,564	International Paper Company	139,067

3,786	Kimberly-Clark Corporation	194,297

1,491	MeadWestvaco Corporation	38,021

1,186	Pactiv Corporation†	24,052

402	Temple-Inland Incorporated	19,517

		444,404

Personal Services – 0.14%

1,268	Cintas Corporation	46,713

1,333	H&R Block Incorporated	57,519

		104,232

Petroleum Refining & Related Industries – 3.69%

669	Amerada Hess Corporation	33,517

507	Ashland Incorporated	16,655

7,951	ChevronTexaco Corporation	568,099

5,051	ConocoPhillips	276,542

49,715	Exxon Mobil Corporation	1,819,569

2,306	Marathon Oil Corporation	65,721

570	Sunoco Incorporated	22,925

		2,803,028

Primary Metal Industries – 0.32%

6,291	Alcoa Incorporated	164,573

602	Allegheny Technologies Incorporated	3,943

937	Engelhard Corporation	25,927

581	Nucor Corporation	26,656

767	United States Steel Corporation	14,097

42

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Primary Metal Industries (continued)

639	Worthington Industries Incorporated	$8,026

		243,222

Printing, Publishing, & Allied Industries – 1.34%

490	American Greetings Corporation Class A†	9,521

605	Dow Jones & Company Incorporated	28,647

1,999	Gannett Company Incorporated	155,042

608	Knight-Ridder Incorporated	40,554

1,419	McGraw-Hill Companies Incorporated	88,162

370	Meredith Corporation	17,083

1,122	New York Times Company Class A	48,762

843	RR Donnelley & Sons Company	20,965

2,299	Tribune Company	105,524

13,069	Viacom Incorporated Class B	500,543

		1,014,803

Railroad Transportation – 0.38%

2,773	Burlington Northern Santa Fe Corporation	80,057

1,590	CSX Corporation	46,508

2,901	Norfolk Southern Corporation	53,669

1,891	Union Pacific Corporation	109,998

		290,232

Rubber & Miscellaneous Plastics Products – 0.25%

547	Cooper Tire & Rubber Company	8,681

1,304	Goodyear Tire & Rubber Company	8,567

1,964	Nike Incorporated Class B	119,451

441	Reebok International Limited	14,743

628	Sealed Air Corporation†	29,660

434	Tupperware Corporation	5,807

		186,909

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.00%

737	Bear Stearns Companies Incorporated	55,128

10,051	Charles Schwab Corporation	119,707

811	Federated Investors Incorporated Class B	22,465

1,886	Franklin Resources Incorporated	83,380

3,495	Goldman Sachs Group Incorporated	293,231

1,805	Lehman Brothers Holdings Incorporated	124,689

6,924	Merrill Lynch & Company Incorporated	370,642

8,092	Morgan Stanley	408,322

908	T Rowe Price Group Incorporated	37,464

		1,515,028

Stone, Clay, Glass, & Concrete Products – 0.12%

9,421	Corning Incorporated†	88,746

43

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX ALLOCATION FUND

Shares	Security Name	Value

Tobacco Products – 0.96%

15,071	Altria Group Incorporated	$660,109

627	RJ Reynolds Tobacco Holdings Incorporated	24,792

1,244	UST Incorporated	43,764

		728,665

Transportation By Air – 0.34%

918	Delta Air Lines Incorporated	12,209

2,220	FedEx Corporation	143,035

5,797	Southwest Airlines Company	102,607

		257,851

Transportation Equipment – 2.35%

6,258	Boeing Company	214,837

671	Brunswick Corporation	17,231

1,106	Dana Corporation	17,066

4,170	Delphi Corporation	37,739

13,623	Ford Motor Company	146,720

1,469	General Dynamics Corporation	114,670

4,172	General Motors Corporation	170,760

1,293	Genuine Parts Company	41,350

874	Goodrich Corporation	21,186

2,250	Harley-Davidson Incorporated	108,450

6,385	Honeywell International Incorporated	168,245

663	Johnson Controls Incorporated	62,720

3,350	Lockheed Martin Corporation	154,603

507	Navistar International Corporation†	18,901

1,361	Northrop Grumman Corporation	117,345

865	Paccar Incorporated	64,607

1,005	Textron Incorporated	39,647

3,482	United Technologies Corporation	269,088

		1,785,165

Transportation Services – 0.03%

1,066	Sabre Holdings Corporation	22,908

Water Transportation – 0.20%

4,678	Carnival Corporation	153,859

Wholesale Trade – Durable Goods – 0.05%

972	Visteon Corporation	6,415

682	WW Grainger Incorporated	32,429

		38,844

Wholesale Trade Non-Durable Goods – 0.79%

821	AmerisourceBergen Corporation	44,375

448	Brown-Forman Corporation Class B	35,446

3,322	Cardinal Health Incorporated	193,971

44

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

INDEX ALLOCATION FUND

Shares	Security Name	Value

Wholesale Trade Non-Durable Goods (continued)

2,154	McKesson Corporation	$71,707

3,285	Safeway Incorporated†	75,358

995	Supervalu Incorporated	23,741

4,835	Sysco Corporation	158,153

		602,751

Total Common Stocks (Cost $68,838,496)		68,200,253

Real Estate Investment Trust – 0.36%

698	Apartment Investment & Management Company Class A	27,473

2,997	Equity Office Properties Trust	82,508

2,028	Equity Residential	59,380

1,332	Prologis	40,293

1,406	Simon Property Group Incorporated	61,273

Total Real Estate Investment Trust (Cost $263,422)		270,927

Short-Term Investments – 9.93%

Principal			Interest Rate		Maturity Date

US Treasury Bills – 0.61%

$125,000	US Treasury Bill#		0.98	%ª	10/09/2003	125,000

45,000	US Treasury Bill#		0.83	ª	12/04/2003	44,930

135,000	US Treasury Bill#		0.83	ª	12/04/2003	134,789

160,000	US Treasury Bill#		0.96	ª	02/12/2004	159,421

						464,140

Shares

Money Market Funds – 9.32%

7,080,070	Wells Fargo Money Market Trust~					7,080,070

Total Short-Term Investments (Cost $7,544,192)						7,544,210

Total Investment in Securities
(Cost $76,646,110)*		100.11%				$76,015,390

Other Assets and Liabilities, Net		(0.11)				(81,519)

Total Net Assets		100.00%				$75,933,871

†	Non-income earning securities.
#	Securities pledged as collateral for futures transactions.
ª	Yield to Maturity.
‡	Security of an affiliate of the fund with a cost of $405,271.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund.
The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $77,326,448 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$13,366,520
Gross Unrealized Depreciation	(14,677,578)

Net Unrealized Depreciation	$(1,311,058)

The accompanying notes are an integral part of these financial statements.

45

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MODERATE BALANCED FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Disciplined Growth Portfolio	$5,049,984

N/A	Wells Fargo Equity Income Portfolio	40,291,980

N/A	Wells Fargo Index Portfolio	50,135,925

N/A	Wells Fargo International Equity Portfolio	30,140,225

N/A	Wells Fargo Large Cap Appreciation Portfolio	4,992,882

N/A	Wells Fargo Large Cap Value Portfolio	10,018,404

N/A	Wells Fargo Large Company Growth Portfolio	39,640,493

N/A	Wells Fargo Managed Fixed Income Portfolio	115,955,280

N/A	Wells Fargo Small Cap Index Portfolio	6,722,017

N/A	Wells Fargo Small Company Growth Portfolio	6,666,191

N/A	Wells Fargo Small Company Value Portfolio	6,683,464

N/A	Wells Fargo Stable Income Portfolio	76,901,155

N/A	Wells Fargo Strategic Value Bond Portfolio	38,707,397

N/A	Wells Fargo Tactical Maturity Bond Portfolio	76,862,002

Total Investment in Master Portfolios (Cost $455,849,203)		508,767,399

Principal		Interest Rate		Maturity Date

Short-Term Investments – 0.82%

US Treasury Bills – 0.82%

$3,850,000	US Treasury Bills #	1.01	%ª	12/04/2003	3,843,982

335,000	US Treasury Bills #	1.02	ª	02/12/2004	333,788

Total Short-Term Investments (Cost $4,176,890)		4,177,770

Total Investment in Master Portfolios and Securities – 100.09% (Cost $460,026,093)		512,945,169

Total Investment in Master Portfolios and Securities (Cost $460,026,093)*	100.09%	$512,945,169

Other Assets and Liabilities, Net	(0.09)	(485,427)

Total Net Assets	100.00%	$512,459,742

#	Security pledged as collateral for futures transactions.
ª	Yield to Maturity.
*	Cost of federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

46

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

STRATEGIC GROWTH ALLOCATION FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Disciplined Growth Portfolio	$2,637,821

N/A	Wells Fargo Equity Income Portfolio	20,952,664

N/A	Wells Fargo Index Portfolio	26,090,858

N/A	Wells Fargo International Equity Portfolio	15,669,171

N/A	Wells Fargo Large Cap Appreciation Portfolio	2,605,114

N/A	Wells Fargo Large Cap Value Portfolio	5,214,154

N/A	Wells Fargo Large Company Growth Portfolio	20,617,465

N/A	Wells Fargo Managed Fixed Income Portfolio	13,219,042

N/A	Wells Fargo Small Cap Index Portfolio	3,472,312

N/A	Wells Fargo Small Company Growth Portfolio	3,460,007

N/A	Wells Fargo Small Company Value Portfolio	3,474,920

N/A	Wells Fargo Strategic Value Bond Portfolio	4,406,809

N/A	Wells Fargo Tactical Maturity Bond Portfolio	8,769,053

Total Investment in Master Portfolios (Cost $125,139,950)		130,589,390

Principal			Interest Rate		Maturity Date

Short-Term Investments – 1.23%

US Treasury Bills – 1.23%

$10,000	US Treasury Bills#		1.05	%ª	10/09/2003	9,998

1,420,000	US Treasury Bills#		1.01	ª	12/04/2003	1,417,781

200,000	US Treasury Bills#		1.00	ª	02/12/2004	199,276

Total Short-Term Investments (Cost $1,626,765)						1,627,055

Total Investment in Master Portfolios and Securities – 100.35% (Cost $126,766,715)						132,216,445

Total Investment in Master Portfolios and Securities (Cost $126,766,715)*		100.35%				$132,216,445

Other Assets and Liabilities, Net		(0.35)				(456,617)

Total Net Assets		100.00%				$131,759,828

#	Security pledged as collateral for futures transactions.
ª	Yield to Maturity.
*	Cost of federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

47

WELLS FARGO ASSET ALLOCATION FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

STRATEGIC INCOME FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Disciplined Growth Portfolio	$1,863,866

N/A	Wells Fargo Equity Income Portfolio	14,878,399

N/A	Wells Fargo Index Portfolio	18,510,067

N/A	Wells Fargo International Equity Portfolio	11,136,461

N/A	Wells Fargo Large Cap Appreciation Portfolio	1,842,963

N/A	Wells Fargo Large Cap Value Portfolio	3,697,856

N/A	Wells Fargo Large Company Growth Portfolio	14,632,999

N/A	Wells Fargo Managed Fixed Income Portfolio	105,272,445

N/A	Wells Fargo Small Cap Index Portfolio	2,481,994

N/A	Wells Fargo Small Company Growth Portfolio	2,461,373

N/A	Wells Fargo Small Company Value Portfolio	2,467,776

N/A	Wells Fargo Stable Income Portfolio	95,243,406

N/A	Wells Fargo Strategic Value Bond Portfolio	35,145,620

N/A	Wells Fargo Tactical Maturity Bond Portfolio	69,812,820

Total Investment in Master Portfolios (Cost $362,112,825)		379,448,045

Principal			Interest Rate		Maturity Date

Short-Term Investments – 0.40%

US Treasury Bills – 0.40%

$1,365,000	US Treasury Bills#		1.01	%ª	12/04/2003	1,362,867

180,000	US Treasury Bills#		1.01	ª	02/12/2004	179,349

Total Short-Term Investments (Cost $1,541,935)						1,542,216

Total Investment in Master Portfolios and Securities (Cost $363,654,760)*		99.93%				$380,990,261

Other Assets and Liabilities, Net		0.07				263,777

Total Net Assets		100.00%				$381,254,038

#	Security pledged as collateral for futures transactions.
ª	Yield to Maturity.
*	Cost of federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

48

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WELLS FARGO ASSET ALLOCATION FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003

	Asset Allocation	Growth Balanced

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$1,162,421,706	$1,575,783,837
Investments in Affiliates	6,237,526	0

TOTAL IN SECURITIES, AT MARKET VALUE	1,168,659,232	1,575,783,837

Cash	50,746	0
Collateral for securities loaned (Note 2)	512,728,185	0
Receivable for dividends and interest and other receivables	6,202,823	0
Receivable for Fund shares issued	649,082	2,289,001

TOTAL ASSETS	1,688,290,068	1,578,072,838

LIABILITIES
Payable for securities loaned (Note 2)	512,728,185	0
Payable for Fund shares redeemed	1,159,761	5,599,649
Payable for investment advisor and affiliates (Note 3)	1,068,692	623,187
Payable to other related parties(1)	437,798	100,745
Accrued expenses and other liabilities	480,015	52,716
Variation margin on futures contracts	7,953,081	6,502,438

TOTAL LIABILITIES	523,827,532	12,878,735

TOTAL NET ASSETS	$1,164,462,536	$1,565,194,103

NET ASSETS CONSIST OF:

Paid-in capital	$1,336,807,330	$1,502,317,723
Undistributed net investment income (loss)	367,059	30,644,630
Undistributed net realized gain (loss) on investments and foreign currency transactions and futures	(27,135,581)	(47,380,806)
Net unrealized appreciation (depreciation) of investments	(116,927,598)	103,221,243
Net unrealized appreciation (depreciation) of futures	(28,648,674)	(23,608,687)

TOTAL NET ASSETS	$1,164,462,536	$1,565,194,103

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$838,683,312	$43,508,704
Shares outstanding – Class A	47,919,144	1,538,900
Net asset value per share – Class A	$17.50	$28.27
Maximum offering price per share – Class A(2)	$18.57	$29.99
Net Assets – Class B	$280,220,243	$81,510,649
Shares outstanding – Class B	26,362,717	3,147,770
Net asset value and offering price per share – Class B	$10.63	$25.89
Net Assets – Class C	$27,344,968	$24,958,487
Shares outstanding – Class C	2,568,201	964,286
Net asset value per share – Class C	$10.65	$25.88
Maximum offering price per share – Class C(3)	$10.76	$26.14
Net Assets – Institutional Class	$18,214,013	$1,415,216,263
Shares outstanding – Institutional Class	1,039,018	53,719,155
Net asset value and offering price per share – Institutional Class	$17.53	$26.34

INVESTMENT AT COST	$1,285,586,830	$1,472,562,594

SECURITIES ON LOAN, AT MARKET VALUE	$508,472,086	$0

(1)	Other related parties include the Funds’ trustees and distributor.
(2)	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(3)	Maximum offering price is computed as 100/99.00 of net asset value.

The accompanying notes are an integral part of these financial statements.

50

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

Index Allocation	Moderate Balanced	Strategic Growth Allocation	Strategic Income

$75,373,287	$512,945,169	$132,216,445	$380,990,261
642,103	0	0	0

76,015,390	512,945,169	132,216,445	380,990,261

50,000	0	0	0
4,203,971	0	0	0
87,616	0	0	7,086
9,041	1,231,731	316,975	1,928,572

80,366,018	514,176,900	132,533,420	382,925,919

4,203,971	0	0	0
43,298	57,721	152,267	976,203
59,856	201,900	51,121	81,578
39,765	1,642	1,328	42,328
9,507	54,807	22,113	55,047
75,750	1,401,088	546,763	516,725

4,432,147	1,717,158	773,592	1,671,881

$75,933,871	$512,459,742	$131,759,828	$381,254,038

$81,496,720	$448,427,261	$138,368,015	$355,812,860
8,406	12,991,504	1,435,876	7,884,382
(4,678,859)	3,209,864	(11,507,343)	2,098,020
(630,720)	52,919,076	5,449,730	17,335,501
(261,676)	(5,087,963)	(1,986,450)	(1,876,725)

$75,933,871	$512,459,742	$131,759,828	$381,254,038

$40,761,799	N/A	N/A	N/A
3,156,010	N/A	N/A	N/A
$12.92	N/A	N/A	N/A
$13.71	N/A	N/A	N/A
$12,569,273	N/A	N/A	N/A
812,411	N/A	N/A	N/A
$15.47	N/A	N/A	N/A
$22,602,799	N/A	N/A	N/A
1,460,319	N/A	N/A	N/A
$15.48	N/A	N/A	N/A
$15.64	N/A	N/A	N/A
N/A	$512,459,742	$131,759,828	$381,254,038
N/A	24,293,219	11,117,243	19,823,795
N/A	$21.09	$11.85	$19.23

$76,646,110	$460,026,093	$126,766,715	$363,654,760

$3,992,220	$0	$0	$0

51

WELLS FARGO ASSET ALLOCATION FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003

	Asset Allocation	Growth Balanced

INVESTMENT INCOME
Dividends(1)	$17,998,086	$15,433,919
Affiliate Securities	174,092	0
Interest	15,175,050	21,518,478
Securities lending income	693,826	395,332
Net Expenses from Portfolios	0	(7,890,633)

TOTAL INVESTMENT INCOME	34,041,054	29,457,096

EXPENSES
Advisory fees	8,648,070	3,543,221
Administration fees	4,352,654	3,414,310
Custody fees	230,616	0
Shareholder servicing fees	2,857,903	335,065
Portfolio accounting fees	98,426	84,500
Distribution fees (Note 3)
Class B	2,294,661	555,394
Class C	185,027	162,307
Legal and audit fees	45,379	50,631
Registration fees	35,992	204,263
Directors’ fees	5,702	5,319
Shareholder reports	126,281	147,621
Other	57,525	111,104

TOTAL EXPENSES	18,938,236	8,613,735

LESS:
Waived fees and reimbursed expenses (Note 3)	(3,237,067)	(2,092,065)
Net expenses	15,701,169	6,521,670

NET INVESTMENT INCOME (LOSS)	18,339,885	22,935,426

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	(9,082,362)	0
Affiliate Securities	242,900	0
Financial futures transactions	43,505,279	29,359,477
Securities transactions allocated from Portfolios	0	(13,475,457)
Financial futures transactions allocated from Portfolios	0	2,034,409
Foreign currency transactions allocated from Portfolios	0	16,067

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	34,665,817	17,934,496

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	131,602,057	(6,471)
Financial futures transactions	11,936,520	(1,487,092)
Securities transactions allocated from Portfolios	0	196,846,735
Financial futures transactions allocated from Portfolios	0	(116,669)
Foreign currency transactions allocated from Portfolios	0	50,585

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	143,538,577	195,287,088

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	178,204,394	213,221,584

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,544,279	$236,157,010

(1) Net of foreign withholding taxes	$0	$294,696

The accompanying notes are an integral part of these financial statements.

52

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003	WELLS FARGO ASSET ALLOCATION FUNDS

Index Allocation	Moderate Balanced	Strategic Growth Allocation	Strategic Income

$1,287,115	$3,499,694	$1,326,355	$1,389,042
18,928	0	0	0
38,934	11,544,190	876,836	10,001,693
9,495	142,880	27,396	101,522
0	(2,381,060)	(571,929)	(1,458,729)

1,354,472	12,805,704	1,658,658	10,033,528

569,570	1,206,238	253,358	797,304
275,826	1,201,095	231,162	780,813
15,188	0	0	0
179,043	0	0	0
44,490	37,939	26,601	8,354

96,010	N/A	N/A	N/A
174,996	N/A	N/A	N/A
23,784	26,386	26,386	12,390
31,149	16,768	19,126	3,257
5,703	5,320	5,032	7,637
50,071	66,830	11,279	5,982
6,356	31,218	6,017	14,685

1,472,186	2,591,794	578,961	1,630,422

(213,925)	(662,411)	(137,270)	(482,619)
1,258,261	1,929,383	441,691	1,147,803

96,211	10,876,321	1,216,967	8,885,725

(429,065)	0	0	0
59,554	0	0	0
351,915	7,806,744	2,796,658	2,823,996
0	6,309,191	(3,860,946)	2,421,660
0	1,460,274	(402,125)	299,766
0	3,865	1,114	1,036

(17,596)	15,580,074	(1,465,299)	5,546,458

14,569,636	(1,700)	(428)	(544)
324,549	721,158	(525,182)	(110,732)
0	26,235,883	17,893,440	10,110,187
0	5,790,040	1,860,275	(25,749)
0	10,364	4,595	3,441

14,894,185	32,755,745	19,232,700	9,976,603

14,876,589	48,335,819	17,767,401	15,523,061

$14,972,800	$59,212,140	$18,984,368	$24,408,786

$0	$63,095	$26,604	$22,099

53

WELLS FARGO ASSET ALLOCATION FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$1,127,709,676	$1,517,599,505

OPERATIONS:
Net investment income (loss)	18,339,885	21,964,081
Net realized gain (loss) on sale of investments and foreign currency transactions and futures	34,665,817	(44,817,419)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency and futures	143,538,577	(153,597,012)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	196,544,279	(176,450,350)

Distributions to shareholders:
Net investment income
Class A	(14,737,556)	(17,004,977)
Class B	(2,971,147)	(4,415,126)
Class C	(265,292)	(310,736)
Institutional Class	(344,577)	(318,625)
Net realized gain on sales of investments
Class A	(22,906)	(63,944,019)
Class B	(9,458)	(30,261,020)
Class C	(695)	(2,070,018)
Institutional Class	(440)	(1,070,268)

Capital shares transactions:
Proceeds from shares sold – Class A	66,065,651	59,898,882
Reinvestment of dividends – Class A	14,364,251	79,533,427
Cost of shares redeemed – Class A	(129,658,283)	(167,498,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(49,228,381)	(28,066,485)

Proceeds from shares sold – Class B	16,450,755	34,114,169
Reinvestment of dividends – Class B	2,870,351	33,695,565
Cost of shares redeemed – Class B	(112,786,037)	(132,736,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(93,464,931)	(64,926,402)

Proceeds from shares sold – Class C	6,694,835	7,137,973
Reinvestment of dividends – Class C	234,184	2,061,679
Cost of shares redeemed – Class C	(6,788,870)	(11,040,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	140,149	(1,841,037)

Proceeds from shares sold – Institutional Class	5,902,918	4,228,923
Reinvestment of dividends – Institutional Class	333,435	1,371,257
Cost of shares redeemed – Institutional Class	(5,122,538)	(4,810,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	1,113,815	789,234

NET INCREASE (DECREASE) IN NET ASSETS	36,752,860	(389,889,829)

NET ASSETS:

ENDING NET ASSETS	$1,164,462,536	$1,127,709,676

Shares Issued and Redeemed:
Shares sold – Class A	3,971,029	3,318,243
Shares issued in reinvestment of dividends – Class A	859,174	4,325,722
Shares redeemed – Class A	(7,944,872)	(9,475,387)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(3,114,669)	(1,831,422)

Shares sold – Class B	1,645,720	3,078,535
Shares issued in reinvestment of dividends – Class B	284,120	3,002,046
Shares redeemed – Class B	(11,423,577)	(12,407,380)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	(9,493,737)	(6,326,799)

Shares sold – Class C	657,730	637,549
Shares issued in reinvestment of dividends – Class C	23,017	183,342
Shares redeemed – Class C	(688,414)	(1,014,546)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	(7,667)	(193,655)

Shares sold – Institutional Class	359,254	238,468
Shares issued in reinvestment of dividends – Institutional Class	19,837	74,748
Shares redeemed – Institutional Class	(309,065)	(279,670)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	70,026	33,546

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$367,059	$376,430

The accompanying notes are an integral part of these financial statements.

54

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO ASSET ALLOCATION FUNDS

GROWTH BALANCED		INDEX ALLOCATION
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$1,192,447,514	$1,249,651,628	$73,823,484	$122,228,609

22,935,426	23,921,082	96,211	(219,731)
17,934,496	(60,679,997)	(17,596)	(4,096,410)

195,287,088	(150,228,792)	14,894,185	(17,343,846)

236,157,010	(186,987,707)	14,972,800	(21,659,987)

(550,743)	(197,209)	(75,519)	0
(519,995)	(257,150)	(4,022)	0
(151,133)	(58,680)	(5,774)	0
(23,553,876)	(13,234,321)	N/A	N/A

0	(1,160,284)	(60,983)	(2,518,441)
0	(2,440,819)	(19,499)	(881,078)
0	(612,167)	(36,891)	(1,953,421)
0	(50,859,859)	N/A	N/A

15,943,755	26,378,635	1,654,066	2,171,359
533,499	1,333,344	113,857	1,998,020
(10,921,218)	(13,480,572)	(5,580,571)	(12,143,637)

5,556,036	14,231,407	(3,812,648)	(7,974,258)

21,556,671	45,817,276	1,089,927	1,279,916
500,761	2,600,522	22,116	837,108
(17,767,822)	(15,395,028)	(3,464,755)	(4,781,450)

4,289,610	33,022,770	(2,352,712)	(2,664,426)

10,547,473	14,691,064	1,356,312	2,212,240
141,878	651,246	31,302	1,450,049
(7,456,401)	(4,053,043)	(7,881,979)	(14,415,803)

3,232,950	11,289,267	(6,494,365)	(10,753,514)

280,916,830	262,423,693	N/A	N/A
23,140,791	63,088,713	N/A	N/A
(155,770,891)	(185,451,768)	N/A	N/A

148,286,730	140,060,638	N/A	N/A

372,746,589	(57,204,114)	2,110,387	(48,405,125)

$1,565,194,103	$1,192,447,514	$75,933,871	$73,823,484

603,305	901,341	125,744	156,557
20,897	43,318	9,988	133,379
(419,236)	(469,080)	(462,955)	(928,484)

204,966	475,579	(327,223)	(638,548)

902,983	1,692,867	76,022	74,641
21,291	91,850	1,598	46,096
(761,897)	(600,441)	(246,441)	(300,584)

162,377	1,184,276	(168,821)	(179,847)

440,081	544,783	93,000	131,695
6,035	23,014	2,259	79,805
(313,818)	(154,502)	(566,372)	(898,479)

132,298	413,295	(471,113)	(686,979)

11,788,991	9,611,588	N/A	N/A
974,349	2,197,577	N/A	N/A
(6,510,150)	(6,966,407)	N/A	N/A

6,253,190	4,842,758	N/A	N/A

$30,644,630	$32,559,647	$8,406	$0

55

WELLS FARGO ASSET ALLOCATION FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MODERATE BALANCED
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$459,247,717	$519,931,341

OPERATIONS:
Net investment income (loss)	10,876,321	13,505,713
Net realized gain (loss) on sale of investments and foreign currency transactions and futures	15,580,074	(7,353,858)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency and futures	32,755,745	(38,298,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,212,140	(32,146,999)

Distributions to shareholders:
Net investment income
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	(15,125,044)	(13,071,565)
NET REALIZED GAIN ON SALES OF INVESTMENTS
Class A	N/A	N/A
Class B	N/A	N/A
Class C	N/A	N/A
Institutional Class	(4,586,294)	(23,974,312)

Capital shares transactions:
Proceeds from shares sold – Class A	N/A	N/A
Reinvestment of dividends – Class A	N/A	N/A
Cost of shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	N/A	N/A

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Class C	N/A	N/A
Reinvestment of dividends – Class C	N/A	N/A
Cost of shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	N/A	N/A

Proceeds from shares sold – Institutional Class	68,308,317	84,894,171
Reinvestment of dividends – Institutional Class	19,415,187	36,631,426
Cost of shares redeemed – Institutional Class	(74,012,281)	(113,016,345)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	13,711,223	8,509,252

NET INCREASE (DECREASE) IN NET ASSETS	53,212,025	(60,683,624)

NET ASSETS:

ENDING NET ASSETS	$512,459,742	$459,247,717

Shares Issued and Redeemed:
Shares sold – Class A	N/A	N/A
Shares issued in reinvestment of dividends – Class A	N/A	N/A
Shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING—CLASS A	N/A	N/A

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING—CLASS B	N/A	N/A

Shares sold – Class C	N/A	N/A
Shares issued in reinvestment of dividends – Class C	N/A	N/A
Shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING—CLASS C	N/A	N/A

Shares sold – Institutional Class	3,406,953	3,900,596
Shares issued in reinvestment of dividends – Institutional Class	987,599	1,641,703
Shares redeemed – Institutional Class	(3,691,696)	(5,279,041)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	702,856	263,258

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$12,991,504	$17,275,983

The accompanying notes are an integral part of these financial statements.

56

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO ASSET ALLOCATION FUNDS

STRATEGIC GROWTH ALLOCATION		STRATEGIC INCOME
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$78,672,654	$82,907,859	$288,610,098	$301,040,794

1,216,967	1,083,054	8,885,725	9,811,942
(1,465,299)	(8,877,813)	5,546,458	(3,080,199)
19,232,700	(7,954,893)	9,976,603	(9,364,781)

18,984,368	(15,749,652)	24,408,786	(2,633,038)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(1,300,068)	(776,941)	(9,380,842)	(12,127,409)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
0	(678,056)	(837,470)	(8,722,411)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

46,290,862	28,555,822	125,017,004	51,829,712
1,288,799	1,443,196	10,051,622	19,016,349
(12,176,787)	(17,029,574)	(56,615,160)	(59,793,899)

35,402,874	12,969,444	78,453,466	11,052,162

53,087,174	(4,235,205)	92,643,940	(12,430,696)

$131,759,828	$78,672,654	$381,254,038	$288,610,098

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

4,184,034	2,381,033	6,640,170	2,731,740
121,815	109,583	550,463	984,092
(1,128,115)	(1,447,296)	(3,035,100)	(3,157,083)

3,177,734	1,043,320	4,155,533	558,749

$1,435,876	$1,526,601	$7,884,382	$8,412,070

57

WELLS FARGO ASSET ALLOCATION FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

ASSET ALLOCATION FUND

CLASS A
October 1, 2002 to September 30, 2003	$14.97	0.30	2.53	(0.30)	0.00
October 1, 2001 to September 30, 2002	$18.72	0.32	(2.52)	(0.32)	(1.23)
October 1, 2000 to September 30, 2001	$24.36	0.36	(3.87)	(0.36)	(1.77)
October 1, 1999 to September 30, 2000	$25.84	0.55	2.21	(0.55)	(3.69)
March 1, 1999 to September 30, 1999	$25.65	0.36	0.19	(0.36)	0.00
April 1, 1998 to February 28, 1999	$24.99	0.38	2.92	(0.33)	(2.31)

CLASS B
October 1, 2002 to September 30, 2003	$9.09	0.10	1.54	(0.10)	0.00
October 1, 2001 to September 30, 2002	$11.36	0.11	(1.53)	(0.11)	(0.74)
October 1, 2000 to September 30, 2001	$14.78	0.13	(2.35)	(0.13)	(1.07)
October 1, 1999 to September 30, 2000	$15.63	0.22	1.35	(0.19)	(2.23)
March 1, 1999 to September 30, 1999	$15.55	0.18	0.08	(0.18)	0.00
April 1, 1998 to February 28, 1999	$15.16	0.13	1.77	(0.11)	(1.40)

CLASS C
October 1, 2002 to September 30, 2003	$9.11	0.11	1.54	(0.11)	0.00
October 1, 2001 to September 30, 2002	$11.39	0.11	(1.53)	(0.11)	(0.75)
October 1, 2000 to September 30, 2001	$14.82	0.13	(2.35)	(0.13)	(1.08)
October 1, 1999 to September 30, 2000	$15.68	0.21	1.36	(0.19)	(2.24)
March 1, 1999 to September 30, 1999	$15.59	0.18	0.09	(0.18)	0.00
April 1, 1998(3) to February 28, 1999	$15.16	0.08	1.82	(0.07)	(1.40)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$14.99	0.33	2.56	(0.35)	0.00
October 1, 2001 to September 30, 2002	$18.72	0.32	(2.50)	(0.32)	(1.23)
October 1, 2000 to September 30, 2001	$24.37	0.46	(3.98)	(0.36)	(1.77)
November 8, 1999(3) to September 30, 2000	$23.18	0.50	1.15	(0.46)	0.00

GROWTH BALANCED FUND

CLASS A
October 1, 2002 to September 30, 2003	$24.27	0.34	4.05	(0.39)	0.00
October 1, 2001 to September 30, 2002	$29.18	0.38	(3.88)	(0.23)	(1.18)
October 1, 2000 to September 30, 2001	$34.96	0.59	(3.72)	(0.62)	(2.03)
October 1, 1999 to September 30, 2000	$32.69	0.62	4.05	(0.59)	(1.81)
June 1, 1999 to September 30, 1999	$32.78	0.16	(0.25)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$28.09	0.63	5.67	(0.58)	(1.03)

CLASS B
October 1, 2002 to September 30, 2003	$22.22	0.16	3.68	(0.17)	0.00
October 1, 2001 to September 30, 2002	$26.92	0.19	(3.59)	(0.12)	(1.18)
October 1, 2000 to September 30, 2001	$32.50	0.39	(3.50)	(0.44)	(2.03)
October 1, 1999 to September 30, 2000	$30.59	0.42	3.71	(0.41)	(1.81)
June 1, 1999 to September 30, 1999	$30.76	0.10	(0.27)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$26.96	0.56	4.82	(0.55)	(1.03)

CLASS C
October 1, 2002 to September 30, 2003	$22.22	0.15	3.69	(0.18)	0.00
October 1, 2001 to September 30, 2002	$26.91	0.17	(3.57)	(0.11)	(1.18)
October 1, 2000 to September 30, 2001	$32.50	0.39	(3.50)	(0.45)	(2.03)
October 1, 1999 to September 30, 2000	$30.65	0.48	3.66	(0.48)	(1.81)
June 1, 1999 to September 30, 1999	$30.79	0.07	(0.21)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$26.96	0.65	4.79	(0.58)	(1.03)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$22.65	0.35	3.80	(0.46)	0.00
October 1, 2001 to September 30, 2002	$27.33	0.44	(3.65)	(0.29)	(1.18)
October 1, 2000 to September 30, 2001	$32.91	0.57	(3.43)	(0.69)	(2.03)
October 1, 1999 to September 30, 2000	$30.86	0.69	3.79	(0.62)	(1.81)
June 1, 1999 to September 30, 1999	$30.93	0.19	(0.26)	0.00	0.00
June 1, 1998 to May 31, 1999	$28.06	0.60	3.88	(0.58)	(1.03)

The accompanying notes are an integral part of these financial statements.

58

FINANCIAL HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s omitted)
	Net Investment Income (Loss)	Net Expenses		Gross Expenses

$17.50	1.80%	1.15%		1.45%		19.04%	15%		$838,683
$14.97	1.76%	1.09%		1.34%		(13.20)%	23%		$763,925
$18.72	1.71%	0.99%		1.20%		(15.52)%	54%		$989,513
$24.36	2.20%	0.99%		1.18%		11.96%	37%		$1,266,358
$25.84	2.08%	0.95%		0.96%		2.10%	29%		$1,310,935
$25.65	1.65%	0.92%		N/A		13.69%	31%		$1,362,966

$10.63	1.05%	1.90%		2.27%		18.10%	15%		$280,220
$9.09	1.00%	1.84%		2.15%		(13.83)%	23%		$325,790
$11.36	0.96%	1.74%		1.93%		(16.18)%	54%		$479,035
$14.78	1.45%	1.74%		1.97%		11.21%	37%		$577,526
$15.63	1.42%	1.63%		1.68%		1.68%	29%		$491,284
$15.55	0.91%	1.62%		1.63%		12.98%	31%		$402,991

$10.65	1.05%	1.90%		2.23%		18.14%	15%		$27,345
$9.11	1.01%	1.84%		2.11%		(13.86)%	23%		$23,466
$11.39	0.96%	1.74%		1.89%		(16.16)%	54%		$31,536
$14.82	1.42%	1.74%		1.91%		11.17%	37%		$32,911
$15.68	1.46%	1.64%		1.70%		1.69%	29%		$20,218
$15.59	0.69%	1.64%		1.85%		12.97%	31%		$10,076

$17.53	2.04%	0.91%		1.22%		19.38%	15%		$18,214
$14.99	1.89%	0.97%		1.15%		(13.09)%	23%		$14,529
$18.72	1.70%	1.00%		1.12%		(15.57)%	54%		$17,515
$24.37	2.21%	0.99%		1.03%		7.14%	37%		$20,822

$28.27	1.43%	1.20	%(4)	1.48	%(4)	18.25%	53	%(5)	$43,509
$24.27	1.60%	1.15	%(4)	1.18	%(4)	(12.99)%	48	%(5)	$32,370
$29.18	1.93%	1.15	%(4)	1.30	%(4)	(9.78)%	60	%(5)	$25,049
$34.96	2.05%	1.15	%(4)	1.37	%(4)	14.86%	56	%(5)	$17,976
$32.69	1.83%	1.15	%(4)	1.67	%(4)	(0.27)%	11	%(5)	$6,552
$32.78	1.92%	1.15	%(4)	1.88	%(4)	22.83%	49	%(5)	$3,667

$25.89	0.69%	1.95	%(4)	2.57	%(4)	17.40%	53	%(5)	$81,511
$22.22	0.85%	1.90	%(4)	2.13	%(4)	(13.68)%	48	%(5)	$66,337
$26.92	1.16%	1.90	%(4)	2.16	%(4)	(10.45)%	60	%(5)	$48,487
$32.50	1.28%	1.90	%(4)	2.15	%(4)	14.04%	56	%(5)	$20,198
$30.59	1.08%	1.90	%(4)	2.31	%(4)	(0.55)%	11	%(5)	$11,967
$30.76	1.34%	1.75	%(4)	2.43	%(4)	20.36%	49	%(5)	$8,978

$25.88	0.69%	1.95	%(4)	2.57	%(4)	17.35%	53	%(5)	$24,958
$22.22	0.85%	1.90	%(4)	2.17	%(4)	(13.67)%	48	%(5)	$18,484
$26.91	1.18%	1.90	%(4)	2.06	%(4)	(10.46)%	60	%(5)	$11,265
$32.50	1.31%	1.90	%(4)	2.12	%(4)	14.06%	56	%(5)	$6,564
$30.65	1.30%	1.68	%(4)	2.46	%(4)	(0.45)%	11	%(5)	$2,153
$30.79	1.45%	1.68	%(4)	4.43	%(4)	20.59%	49	%(5)	$1,236

$26.34	1.69%	0.94	%(4)	1.05	%(4)	18.53%	53	%(5)	$1,415,216
$22.65	1.80%	0.93	%(4)	1.05	%(4)	(12.85)%	48	%(5)	$1,075,256
$27.33	2.16%	0.93	%(4)	0.97	%(4)	(9.59)%	60	%(5)	$1,164,850
$32.91	2.23%	0.93	%(4)	1.01	%(4)	15.14%	56	%(5)	$1,065,362
$30.86	2.05%	0.93	%(4)	1.14	%(4)	(0.23)%	11	%(5)	$905,789
$30.93	2.16%	0.93	%(4)	1.13	%(4)	16.38%	49	%(5)	$850,503

59

WELLS FARGO ASSET ALLOCATION FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

INDEX ALLOCATION FUND

CLASS A
October 1, 2002 to September 30, 2003	$10.56	0.06	(6)	2.34	(0.02)	(0.02)
October 1, 2001 to September 30, 2002	$14.03	0.03		(2.87)	0.00	(0.63)
October 1, 2000 to September 30, 2001	$21.50	0.01		(5.41)	0.00	(2.07)
October 1, 1999 to September 30, 2000	$19.72	0.01		2.48	0.00	(0.71)
March 1, 1999 to September 30, 1999	$19.04	0.02		0.68	(0.02)	0.00
April 1, 1998 to February 28, 1999	$17.55	0.03		2.14	(0.03)	(0.65)

CLASS B
October 1, 2002 to September 30, 2003	$12.72	(0.04	)(6)	2.81	0.00	(0.02)
October 1, 2001 to September 30, 2002	$17.03	(0.11)		(3.43)	0.00	(0.77)
October 1, 2000 to September 30, 2001	$26.30	(0.16)		(6.58)	0.00	(2.53)
October 1, 1999 to September 30, 2000	$24.30	(0.15)		3.02	0.00	(0.87)
March 1, 1999 to September 30, 1999	$23.55	(0.05)		0.80	0.00	0.00
April 1, 1998 to February 28, 1999	$21.81	(0.07)		2.61	0.00	(0.80)

CLASS C
October 1, 2002 to September 30, 2003	$12.72	(0.04	)(6)	2.82	0.00	(0.02)
October 1, 2001 to September 30, 2002	$17.04	(0.12)		(3.43)	0.00	(0.77)
October 1, 2000 to September 30, 2001	$26.31	(0.21)		(6.53)	0.00	(2.53)
October 1, 1999 to September 30, 2000	$24.32	(0.22)		3.08	0.00	(0.87)
March 1, 1999 to September 30, 1999	$23.56	(0.07)		0.83	0.00	0.00
April 1, 1998 to February 28, 1999	$21.82	(0.10)		2.64	0.00	(0.80)

MODERATE BALANCED FUND

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$19.47	0.44		2.02	(0.64)	(0.20)
October 1, 2001 to September 30, 2002	$22.29	0.56		(1.80)	(0.54)	(1.04)
October 1, 2000 to September 30, 2001	$24.83	0.76		(1.17)	(0.87)	(1.26)
October 1, 1999 to September 30, 2000	$24.18	0.94		1.79	(0.83)	(1.25)
June 1, 1999 to September 30, 1999	$24.14	0.26		(0.22)	0.00	0.00
June 1, 1998 to May 31, 1999	$22.98	0.75		1.94	(0.75)	(0.78)

STRATEGIC GROWTH ALLOCATION(7)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$9.91	0.10		2.00	(0.16)	0.00
October 1, 2001 to September 30, 2002	$12.02	0.13		(2.03)	(0.11)	(0.10)
October 1, 2000 to September 30, 2001	$14.78	0.17		(2.29)	(0.17)	(0.47)
October 1, 1999 to September 30, 2000	$12.89	0.18		1.85	(0.12)	(0.02)
June 1, 1999 to September 30, 1999	$12.93	0.02		(0.06)	0.00	0.00
June 1, 1998 to May 31, 1999	$11.04	0.15		1.83	(0.09)	0.00

STRATEGIC INCOME FUND

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$18.42	0.46		1.00	(0.60)	(0.05)
October 1, 2001 to September 30, 2002	$19.92	0.61		(0.75)	(0.78)	(0.58)
October 1, 2000 to September 30, 2001	$20.44	0.84		(0.06)	(0.93)	(0.37)
October 1, 1999 to September 30, 2000	$20.06	0.95		0.86	(0.88)	(0.55)
June 1, 1999 to September 30, 1999	$19.98	0.29		(0.21)	0.00	0.00
June 1, 1998 to May 31, 1999	$19.56	0.82		0.81	(0.84)	(0.37)

The accompanying notes are an integral part of these financial statements.

60

FINANCIAL HIGHLIGHTS	WELLS FARGO ASSET ALLOCATION FUNDS

Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
	Net Investment Income (Loss)	Net Expenses		Gross Expenses

$12.92	0.48%	1.30%		1.52%		22.79%	2%		$40,762
$10.56	0.20%	1.30%		1.43%		(21.55)%	4%		$36,770
$14.03	0.01%	1.30%		1.30%		(27.42)%	4%		$57,833
$21.50	(0.01)%	1.30%		1.32%		12.63%	7%		$89,608
$19.72	0.15%	1.26%		1.26%		3.68%	3%		$94,676
$19.04	0.19%	1.29%		N/A		12.60%	12%		$92,655

$15.47	(0.16)%	2.05%		2.47%		21.84%	2%		$12,569
$12.72	(0.55)%	2.05%		2.43%		(22.15)%	4%		$12,478
$17.03	(0.74)%	2.05%		2.15%		(27.98)%	4%		$19,775
$26.30	(0.78)%	2.05%		2.18%		11.81%	7%		$29,726
$24.30	(0.61)%	2.03%		2.07%		3.18%	3%		$19,431
$23.55	(0.57)%	2.04%		2.26%		11.88%	12%		$12,568

$15.48	(0.18)%	2.05%		2.36%		21.91%	2%		$22,603
$12.72	(0.56)%	2.05%		2.21%		(22.20)%	4%		$24,575
$17.04	(0.74)%	2.05%		2.05%		(27.97)%	4%		$44,621
$26.31	(0.76)%	2.05%		2.13%		11.76%	7%		$77,008
$24.32	(0.60)%	2.01%		2.02%		3.23%	3%		$77,530
$23.56	(0.56)%	2.05%		2.06%		11.88%	12%		$67,364

$21.09	2.25%	0.89	%(4)	1.03	%(4)	12.99%	64	%(5)	$512,460
$19.47	2.55%	0.88	%(4)	1.02	%(4)	(6.35)%	61	%(5)	$459,248
$22.29	3.37%	0.88	%(4)	0.93	%(4)	(1.98)%	69	%(5)	$519,931
$24.83	3.58%	0.88	%(4)	0.96	%(4)	11.98%	58	%(5)	$524,214
$24.18	3.37%	0.88	%(4)	1.09	%(4)	0.17%	11	%(5)	$546,570
$24.14	3.26%	0.88	%(4)	1.09	%(4)	12.02%	53	%(5)	$527,693

$11.85	1.20%	1.00	%(4)	1.13	%(4)	21.36%	43	%(5)	$131,760
$9.91	1.20%	1.00	%(4)	1.08	%(4)	(16.22)%	40	%(5)	$78,673
$12.02	1.37%	1.00	%(4)	1.03	%(4)	(14.97)%	49	%(5)	$82,908
$14.78	1.40%	1.00	%(4)	1.17	%(4)	15.82%	48	%(5)	$90,334
$12.89	1.36%	1.00	%(4)	1.24	%(4)	(0.31)%	12	%(5)	$65,011
$12.93	1.34%	1.00	%(4)	1.36	%(4)	17.98%	43	%(5)	$31,975

$19.23	2.78%	0.82	%(4)	0.97	%(4)	8.17%	73	%(5)	$381,254
$18.42	3.23%	0.80	%(4)	1.00	%(4)	(0.89)%	71	%(5)	$288,610
$19.92	4.34%	0.80	%(4)	0.90	%(4)	3.89%	77	%(5)	$301,041
$20.44	4.69%	0.80	%(4)	0.94	%(4)	9.52%	62	%(5)	$268,386
$20.06	4.32%	0.80	%(4)	1.05	%(4)	0.40%	11	%(5)	$267,158
$19.98	4.22%	0.80	%(4)	1.04	%(4)	8.45%	54	%(5)	$263,328

61

WELLS FARGO ASSET ALLOCATION FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)	Commencement of operations.

(4)	Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolio by the corresponding Portfolio’s portfolio turnover rate.

(6)	Calculated based upon average shares outstanding.

(7)	The fund was renamed from Aggressive Balanced Equity to Strategic Growth Allocation on February 1, 2002.

The accompanying notes are an integral part of these financial statements.

62

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO ASSET ALLOCATION FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds (each, a “Fund”, collectively, the “Funds”), each a diversified series of the Trust.

The Asset Allocation, Growth Balanced, and Index Allocation Funds offer Class A, Class B, and Class C shares. In addition, the Asset Allocation and Growth Balanced Funds also offer Institutional Class shares. The Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains (losses) are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Portfolio”, collectively, the “Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio’s income, expenses, and realized and unrealized gains and losses. The financial statements of these Portfolios are in this report and should be read in conjunction with the Funds’ financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, the valuations are based on the latest quoted bid prices. In the absence of any sale or bid price of such securities, the securities are fair valued in accordance with procedures approved by the Trust’s Board of Trustees.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust’s Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust’s Board of Trustees.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

63

WELLS FARGO ASSET ALLOCATION FUNDS	NOTES TO FINANCIAL STATEMENTS

Investments in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the underlying securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2003, the Funds held the following futures contracts:

Fund	Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Asset Allocation Fund	1,217 Long	S&P 500 Index	December 2003	$302,454,925	$(9,455,950)
Asset Allocation Fund	84 Long	U.S. T-Bonds	December 2003	9,421,125	595,032
Asset Allocation Fund	2,787 Short	U.S. T-Bonds	December 2003	312,579,469	(19,787,756)
Growth Balanced Fund	935 Long	S&P 500 Index	December 2003	232,370,875	(7,328,062)
Growth Balanced Fund	2,285 Short	U.S. T-Bonds	December 2003	256,277,031	(16,280,625)
Index Allocation Fund	30 Long	S&P 500 Index	December 2003	7,455,750	(261,676)
Moderate Balanced Fund	201 Long	S&P 500 Index	December 2003	49,953,525	(1,575,338)
Moderate Balanced Fund	493 Short	U.S. T-Bonds	December 2003	55,293,031	(3,512,625)
Strategic Growth Allocation Fund	78 Long	S&P 500 Index	December 2003	19,384,950	(611,325)
Strategic Growth Allocation Fund	193 Short	U.S. T-Bonds	December 2003	21,646,156	(1,375,125)
Strategic Income Fund	74 Long	S&P 500 Index	December 2003	18,390,850	(579,975)
Strategic Income Fund	182 Short	U.S. T-Bonds	December 2003	20,412,438	(1,296,750)

64

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO ASSET ALLOCATION FUNDS

The Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds have pledged to brokers U.S. Treasury bills with par values of $26,055,000, $19,440,000, $465,000, $4,185,000, $1,630,000 and $1,545,000, respectively, in conjunction with these outstanding futures contracts.

SECURITY LOANS

The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank Minnesota, N.A., the Funds’ custodian, acts as the securities lending agent for the Funds and receives for its services as the lending agent 40% of the revenues earned on the securities lending activities.

As of September 30, 2003, the value of securities on loan and the value of the related collateral was as follows:

Fund	Securities	Collateral
Asset Allocation Fund	$508,742,086	$512,728,185
Index Allocation Fund	3,992,220	4,203,971

The Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds participate in securities lending indirectly through the Portfolios in which they invest.

As of September 30, 2003, the cash collateral of each Fund was invested as follows:

Fund	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Asset Allocation Fund	72%	25%	3%	100%
Index Allocation Fund	77%	20%	3%	100%

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared and distributed to shareholders annually, with the exception of the Asset Allocation and Index Allocation Funds, for which net investment income is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows (Increase (Decrease)):

	Undistributed Net Investment Income	Undistributed Net Realized Gain/Loss	Paid-in Capital
Asset Allocation Fund	$(30,684)	$(38,656)	$69,340
Growth Balanced Fund	(74,696)	656,612	(581,916)
Index Allocation Fund	(2,490)	2,649	(159)
Moderate Balanced Fund	(35,756)	259,447	(223,691)
Strategic Growth Allocation Fund	(7,624)	33,746	(26,122)
Strategic Income Fund	(32,571)	81,555	(48,984)

65

WELLS FARGO ASSET ALLOCATION FUNDS	NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

The following Funds had estimated net capital loss carryforwards at September 30, 2003, which are available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Asset Allocation Fund	September 2011	$1,811,591
Growth Balanced Fund	May 2011	79,661,843
Index Allocation Fund	September 2011	4,223,707
Moderate Balanced Fund	May 2011	11,098,169
Strategic Growth Allocation Fund	May 2010	3,637,665
	May 2011	8,666,963
Strategic Income Fund	May 2011	2,385,473

For Tax Purposes, the following Funds have a current year deferred Post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

Fund Name	Deferred Post-October Capital Loss
Growth Balanced Fund	$21,546,233
Index Allocation Fund	35,485
Strategic Growth Allocation Fund	2,842,502

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A., serves as adviser to the Funds and is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers. For services provided to the Asset Allocation and Index Allocation Funds, Funds Management is entitled to receive an investment advisory fee of 0.75% of each Fund’s average daily net assets. The Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds are invested in various Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund’s average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund’s investments in the various Portfolios.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as the sub-adviser for the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for providing asset allocation sub-advisory services to the Funds, a sub-advisory fee of 0.05% of each Fund’s average daily net assets. Wells Capital Management is also the investment sub-adviser for the Asset Allocation and Index Allocation Funds. As compensation for it sub-advisory services to these Funds, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Fund’s average daily net assets up to $1 billion and 0.10% of each Fund’s average daily net assets in excess of $1 billion.

Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation from the Funds.

The Trust has also entered into an Administration Agreement with Funds Management on behalf of the Funds. For providing administrative services, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and ominbus account servicers and

66

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO ASSET ALLOCATION FUNDS

record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund’s Class A, Class B or Class C shares and 0.25% of the average daily net assets of a Fund’s Institutional Class shares. Prior to March 1, 2003, the Trust was entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund’s average daily net assets.

For the financial statement presentation, transfer agent fees for the period prior to March 1, 2003 have been combined with administrative fees.

Fund Name	Previous Administration Contract	Previous Transfer Agency Contract	Current Combined Administration Contract	Total
Asset Allocation Fund	$733,216	$1,253,894	$2,365,544	$4,352,654
Growth Balanced Fund	859,268	313,931	2,241,111	3,414,310
Index Allocation Fund	49,033	84,067	142,726	275,826
Moderate Balanced Fund	297,116	184,777	719,202	1,201,095
Strategic Growth Allocation Fund	55,571	13,164	162,427	231,162
Strategic Income Fund	184,579	2,566	593,668	780,813

Funds Management has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through January 31, 2004 to maintain the current net operating expense ratio for each Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the year ended September 30, 2003, Funds Management waived a portion of each Fund’s expenses. Expense waiver information is included in the Funds’ Statements of Operations. All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended September 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amounts consecutively from administration, custody and shareholder servicing fees collected.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual asset based fee, an annual fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses. During the period, Wells Fargo Bank provided sub-portfolio accounting services to the Index Allocation Fund. For these services, Wells Fargo Bank was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund’s average daily net assets.

Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”) is the custodian for the Asset Allocation and Index Allocation Funds. For its services as custodian, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Wells Fargo Bank, MN also is the custodian for the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds. However, it does not currently receive a custodial fee from these Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Wells Fargo Bank provides sub-transfer agency services to the Funds. Effective March 1, 2003, BFDS is entitled to receive fees from the administrator for its services as transfer agent. Prior to March 1, 2003, BFDS was entitled to receive a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of Class A, Class B and Class C shares for the Asset Allocation, Growth Balanced and Index Allocation Funds, and 0.10% of the average daily net assets of the Institutional Class shares of the Asset Allocation Fund for these services. No fee is charged for the Institutional Class shares of the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds.

67

WELLS FARGO ASSET ALLOCATION FUNDS	NOTES TO FINANCIAL STATEMENTS

The shareholder servicing fees paid by the Funds for the year ended September 30, 2003 were as follows:

Fund	Class A	Class B	Class C	Institutional Class
Asset Allocation Fund	$2,015,007	$764,887	$61,676	$16,333
Growth Balanced Fund	95,832	185,131	54,102	0
Index Allocation Fund	88,708	32,003	58,332	N/A
Moderate Balanced Fund	N/A	N/A	N/A	0
Strategic Growth Allocation Fund	N/A	N/A	N/A	0
Strategic Income Fund	N/A	N/A	N/A	0

The Trust has entered into an agreement with Stephens Inc. (“Stephens”) on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class B and Class C shares. For providing these services, Stephens is entitled to receive annual fees of 0.75% of the average daily net assets of Class B and Class C shares. There are no 12b-1 fees charged for the Class A and Institutional Class shares.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2003, were as follows:

AGGREGATE PURCHASES AND SALES
Fund	Purchases at Cost	Sales Proceeds
Asset Allocation Fund	$160,377,365	$186,821,292
Growth Balanced Fund*	624,237,634	508,501,718
Index Allocation Fund	1,090,009	14,740,439
Moderate Balanced Fund*	212,675,078	165,101,781
Strategic Growth Allocation Fund*	51,639,734	41,653,517
Strategic Income Fund*	163,511,201	123,361,330

*	These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund’s investment in a Portfolio rather than the underlying securities in that Portfolio. Since the Fund has an indirect interest in the securities held in the Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund’s ownership percentage of the respective Portfolio by the corresponding Portfolio’s purchases and sales.

5. BANK BORROWINGS

All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred for the year ended September 30, 2003.

68

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO ASSET ALLOCATION FUNDS

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:

	Ordinary Income		Long-Term Capital Gain		Dividends Paid Deduction on Redemptions		Total
Fund Name	2003	2002	2003	2002	2003	2002	2003	2002
Asset Allocation Fund	$18,318,572	$22,048,813	$33,499	$97,345,325	$0	$0	$18,352,071	$119,394,138
Growth Balanced Fund*	24,781,533	29,474,182	0	39,346,307	0	252,762	24,781,533	69,073,251
Index Allocation Fund	85,384	0	117,304	5,392,940	0	0	202,688	5,392,940
Moderate Balanced Fund*	15,125,044	20,675,890	4,586,294	16,369,987	0	888,560	19,711,338	37,934,437
Strategic Growth Allocation Fund*	1,300,068	776,941	0	678,056	0	0	1,300,068	1,454,997
Strategic Income Fund*	9,380,842	15,971,507	837,470	4,878,313	0	287,235	10,218,312	21,137,055

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	**Capital Loss Carryforwards	Total
Asset Allocation Fund	$358,289	$0	$(155,064,606)	$(1,811,591)	$(156,517,908)
Growth Balanced Fund*	23,448,330	0	101,009,268	(101,208,076)	23,249,522
Index Allocation Fund	8,406	0	(1,572,733)	(4,259,192)	(5,823,519)
Moderate Balanced Fund*	9,612,929	0	58,741,892	(11,098,169)	57,256,652
Strategic Growth Allocation Fund*	1,003,092	0	3,902,348	(15,147,130)	(10,241,690)
Strategic Income Fund*	4,833,355	0	20,367,119	(2,385,473)	22,815,001

*	The amounts are based on the fund’s tax year of May 31, 2003.
**	These amounts include the Post-October loss, which will reverse on the first day of the following fiscal year.

69

WELLS FARGO ASSET ALLOCATION FUNDS	TAX INFORMATION

TAX INFORMATION (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Asset Allocation and Index Allocation Funds designate 62.01% and 100%, respectively, of their ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

The Asset Allocation and Index Allocation Funds designate 61.48% and 100%, respectively, of their income dividends distributed between January 1, 2003 and September 30, 2003 as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate as capital gain dividends for the year the following amounts:

Fund	Capital Gain Dividends
Asset Allocation Fund	$33,499
Index Allocation Fund	117,373

70

INDEPENDENT AUDITORS’ REPORT	WELLS FARGO ASSET ALLOCATION FUNDS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund, (collectively the “Funds”), six portfolios of Wells Fargo Funds Trust, including the portfolios of investments as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented on pages 58 to 62. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of September 30, 2003, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

November 14, 2003

71

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PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 95.78%

Amusement & Recreation Services – 2.45%

60,000	International Game Technology	$1,689,000

Building Construction – General Contractors & Operative Builders – 2.47%

21,900	Centex Corporation	1,705,572

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 2.19%

47,410	Home Depot Incorporated	1,510,009

Business Services – 5.27%

19,790	Electronic Arts Incorporated†	1,825,232

28,680	Symantec Corporation†	1,807,413

		3,632,645

Chemicals & Allied Products – 7.19%

27,100	Avon Products Incorporated	1,749,576

44,300	Mylan Laboratories Incorporated	1,712,195

28,825	Sigma-Aldrich Corporation	1,497,171

		4,958,942

Communications – 9.38%

77,250	AT&T Corporation	1,664,738

56,625	BellSouth Corporation	1,340,880

55,200	Fox Entertainment Group Incorporated Class A†	1,545,048

97,280	Nextel Communications Incorporated Class A†	1,915,443

		6,466,109

Depository Institutions – 6.59%

21,200	Golden West Financial Corporation	1,897,612

38,344	Greenpoint Financial Corporation	1,144,952

43,700	JP Morgan Chase & Company	1,500,221

		4,542,785

Educational Services – 2.65%

40,324	Career Education Corporation†	1,826,677

Electric, Gas, & Sanitary Services – 2.68%

29,060	Exelon Corporation	1,845,310

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.27%

37,936	Energizer Holdings Incorporated†	1,394,907

67,770	Intel Corporation	1,864,352

37,300	QLogic Corporation†	1,753,473

		5,012,732

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.84%

22,350	Fortune Brands Incorporated	1,268,363

73

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Home Furniture, Furnishings, & Equipment Stores – 2.46%

35,700	Best Buy Company Incorporated†	$1,696,464

Industrial & Commercial Machinery & Computer Equipment – 8.15%

23,610	Caterpillar Incorporated	1,625,312

145,850	Maxtor Corporation†	1,774,995

81,640	Seagate Technology	2,220,608

		5,620,915

Insurance Carriers – 10.10%

28,000	Aetna Incorporated	1,708,840

56,200	Fidelity National Financial Incorporated	1,689,372

32,080	Mid Atlantic Medical Services Incorporated†	1,649,875

38,066	UnitedHealth Group Incorporated	1,915,481

		6,963,568

Leather & Leather Products – 2.52%

31,820	Coach Incorporated†	1,737,372

Miscellaneous Services – 2.14%

35,552	D&B Corporation†	1,476,830

Non-Depository Credit Institutions – 5.35%

23,095	Countrywide Financial Corporation	1,807,877

48,291	SLM Corporation	1,881,417

		3,689,294

Oil & Gas Extraction – 2.50%

48,940	Occidental Petroleum Corporation	1,724,156

Petroleum Refining & Related Industries – 2.09%

39,430	Exxon Mobil Corporation	1,443,138

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.42%

31,160	Merrill Lynch & Company Incorporated	1,667,995

Transportation By Air – 3.03%

34,270	JetBlue Airways Corporation†	2,089,442

Transportation Equipment – 2.23%

20,605	Paccar Incorporated	1,538,987

Wholesale Trade Non-Durable Goods – 2.81%

58,165	McKesson Corporation	1,936,312

Total Common Stock (Cost $53,498,178)		66,042,617

74

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Short Term Investments – 4.27%

2,945,160	Wells Fargo Money Market Trust~	$2,945,160

Total Short-Term Investments (Cost $2,945,160)		2,945,160

Total Investment in Securities (Cost $56,443,338)*	100.05%	$68,987,777

Other Assets and Liabilities, Net	(0.05)	(35,545)

Total Net Assets	100.00%	$68,952,232

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $56,443,338 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$13,176,734
Gross Unrealized Depreciation	(632,295)

Net Unrealized Appreciation	$12,544,439

The accompanying notes are an integral part of these financial statements.

75

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Common Stock – 99.80%

Chemicals & Allied Products – 13.21%

433,600	Abbott Laboratories	$18,449,680

400,097	Air Products & Chemicals Incorporated	18,044,373

800,619	Du Pont (EI) de Nemours & Company	32,032,766

779,100	Merck & Company Incorporated	39,438,042

1,125,440	Pfizer Incorporated	34,190,867

560,050	Procter & Gamble Company	51,983,841

992,711	Rohm & Haas Company	33,206,183

		227,345,752

Communications – 3.47%

352,160	AT&T Corporation	7,589,048

477,850	SBC Communications Incorporated	10,632,163

1,281,346	Verizon Communications Incorporated	41,566,864

		59,788,075

Depository Institutions – 12.32%

448,865	Bank of America Corporation	35,029,425

1,037,090	Citigroup Incorporated	47,197,966

1,695,525	JP Morgan Chase & Company	58,207,373

2,993,401	US Bancorp	71,811,690

		212,246,454

Eating & Drinking Places – 2.67%

1,953,190	McDonald’s Corporation	45,978,093

Electric, Gas, & Sanitary Services – 3.63%

26,218	Dominion Resources Incorporated	1,622,894

108,450	Duke Energy Corporation	1,931,495

218,780	FirstEnergy Corporation	6,979,082

1,235,900	Public Service Enterprise Group Incorporated	51,907,800

		62,441,271

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 10.29%

1,012,100	Emerson Electric Company	53,287,065

1,306,234	General Electric Company	38,938,836

834,987	International Business Machines Corporation	73,754,402

935,900	Motorola Incorporated	11,202,723

		177,183,026

Fabricated Metal Products, Except Machinery & Transportation Equipment – 3.90%

1,183,100	Fortune Brands Incorporated	67,140,925

Food & Kindred Products – 6.95%

1,519,490	PepsiCo Incorporated	69,638,227

2,722,525	Sara Lee Corporation	49,985,559

		119,623,786

76

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 5.99%

1,301,775	May Department Stores Company	$32,062,718

454,130	Sears Roebuck & Company	19,859,105

1,363,100	Target Corporation	51,293,453

		103,215,276

Industrial & Commercial Machinery & Computer Equipment – 7.54%

897,716	3M Company	62,005,244

3,501,550	Hewlett-Packard Company	67,790,008

		129,795,252

Insurance Agents, Brokers & Service – 0.14%

93,986	Medco Health Solutions Incorporated†	2,437,057

Insurance Carriers – 8.13%

2,551,929	Aegon NV	29,857,569

645,113	American International Group Incorporated	37,223,020

561,200	Metlife Incorporated	15,741,660

1,546,400	St Paul Companies Incorporated	57,263,192

		140,085,441

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.24%

591,289	Becton Dickinson & Company	21,357,359

Motion Pictures – 1.49%

1,274,800	Walt Disney Company	25,712,716

Non-Depository Credit Institutions – 3.07%

1,174,500	American Express Company	52,922,970

Oil & Gas Extraction – 1.04%

370,300	Schlumberger Limited	17,922,520

Petroleum Refining & Related Industries – 9.29%

909,503	BP plc ADR	38,290,076

487,625	ChevronTexaco Corporation	34,840,806

1,749,221	Exxon Mobil Corporation	64,021,489

515,104	Royal Dutch Petroleum Company NY Shares	22,767,597

		159,919,968

Tobacco Products – 1.78%

700,900	Altria Group Incorporated	30,699,420

Transportation Equipment – 1.78%

1,163,100	Honeywell International Incorporated	30,647,685

Wholesale Trade – Durable Goods – 1.87%

651,300	Johnson & Johnson	32,252,377

Total Common Stock (Cost $1,455,657,627)		1,718,715,423

77

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Short Term Investments – 0.05%

911,014	Wells Fargo Money Market Trust~	$911,014

Total Short Term Investments (Cost $ 911,014)		911,014

Total Investment in Securities (Cost $1,456,568,641)*	99.85%	$1,719,626,437

Other Assets and Liabilities, Net	00.15	2,645,441

Total Net Assets	100.00%	$1,722,271,878

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $1,456,568,641 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$365,638,515
Gross Unrealized Depreciation	(102,580,719)

Net Unrealized Appreciation	$263,057,796

The accompanying notes are an integral part of these financial statements.

78

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.63%

Amusement & Recreation Services – 0.15%

17,756	Harrah’s Entertainment Incorporated	$747,705

55,308	International Game Technology	1,556,920

		2,304,625

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.12%

20,708	Jones Apparel Group Incorporated	619,790

17,380	Liz Claiborne Incorporated	591,790

17,486	VF Corporation	680,380

		1,891,960

Apparel & Accessory Stores – 0.48%

144,181	Gap Incorporated	2,468,379

54,853	Kohl’s Corporation†	2,934,636

84,511	Limited Brands	1,274,425

21,990	Nordstrom Incorporated	545,572

		7,223,012

Automotive Dealers & Gasoline Service Stations – 0.14%

45,546	Autonation Incorporated†	798,876

14,486	Autozone Incorporated†	1,296,932

		2,095,808

Automotive Repair, Services, & Parking – 0.02%

10,158	Ryder System Incorporated	297,833

Building Construction – General Contractors & Operative Builders – 0.13%

10,078	Centex Corporation	784,875

7,699	KB Home	459,322

9,889	Pulte Homes Incorporated	672,551

		1,916,748

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 1.26%

371,965	Home Depot Incorporated	11,847,085

126,243	Lowe’s Companies Incorporated	6,552,012

23,769	Sherwin-Williams Company	699,046

		19,098,143

Business Services – 7.20%

37,534	Adobe Systems Incorporated	1,473,585

18,099	Autodesk Incorporated	308,045

96,816	Automatic Data Processing Incorporated	3,470,854

37,768	BMC Software Incorporated†	526,108

164,890	Cendant Corporation†	3,081,794

26,763	Citrix Systems Incorporated†	590,927

93,586	Computer Associates International Incorporated	2,443,530

30,309	Computer Sciences Corporation†	1,138,709

61,204	Compuware Corporation†	328,053

79

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

78,776	Concord EFS Incorporated†	$1,076,868

23,952	Convergys Corporation†	439,280

8,949	Deluxe Corporation	359,213

102,800	eBay Incorporated†	5,500,828

23,572	Electronic Arts Incorporated†	2,174,046

77,445	Electronic Data Systems Corporation	1,564,389

22,826	Equifax Incorporated	508,335

121,088	First Data Corporation	4,838,676

31,276	Fiserv Incorporated†	1,133,129

39,348	IMS Health Incorporated	830,243

63,079	Interpublic Group of Companies Incorporated	890,675

33,224	Intuit Incorporated†	1,602,726

13,820	Mercury Interactive Corporation†	627,566

1,738,114	Microsoft Corporation	48,302,188

18,100	Monster Worldwide Incorporated†	455,758

15,444	NCR Corporation†	489,420

59,633	Novell Incorporated†	317,844

30,520	Omnicom Group Incorporated	2,192,862

848,799	Oracle Corporation†	9,523,525

42,812	Parametric Technology Corporation†	133,573

59,707	Peoplesoft Incorporated†	1,086,070

27,544	Robert Half International Incorporated†	537,108

79,253	Siebel Systems Incorporated†	770,339

522,853	Sun Microsystems Incorporated†	1,730,643

46,041	Sungard Data Systems Incorporated†	1,211,339

23,913	Symantec Corporation†	1,506,997

53,064	Unisys Corporation†	717,956

67,151	Veritas Software Corporation†	2,108,544

97,656	Yahoo! Incorporated†	3,455,069

		109,446,814

Chemicals & Allied Products – 11.80%

252,708	Abbott Laboratories	10,752,725

36,791	Air Products & Chemicals Incorporated	1,659,274

9,496	Alberto-Culver Company Class B	558,555

203,905	Amgen Incorporated†	13,166,146

17,884	Avery Dennison Corporation	903,500

38,015	Avon Products Incorporated	2,454,248

24,034	Biogen Incorporated†	918,820

313,799	Bristol-Myers Squibb Company	8,052,082

30,180	Chiron Corporation†	1,560,004

35,087	Clorox Company	1,609,441

87,103	Colgate-Palmolive Company	4,868,187

148,219	Dow Chemical Company	4,823,046

161,242	Du Pont (EI) de Nemours & Company	6,451,292

12,528	Eastman Chemical Company	419,688

80

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Chemicals & Allied Products (continued)

42,543	Ecolab Incorporated	$1,074,211

181,888	Eli Lilly & Company	10,804,147

58,767	Forest Laboratories Incorporated†	3,023,562

34,934	Genzyme Corporation†	1,615,698

165,318	Gillette Company	5,286,870

8,131	Great Lakes Chemical Corporation	163,514

15,193	International Flavors & Fragrances Incorporated	502,584

38,975	King Pharmaceuticals Incorporated†	590,471

40,809	Medimmune Incorporated†	1,347,105

363,015	Merck & Company Incorporated	18,375,819

42,321	Monsanto Company	1,013,165

1,278,132	Pfizer Incorporated	38,829,650

27,476	PPG Industries Incorporated	1,434,797

26,301	Praxair Incorporated	1,629,347

209,602	Procter & Gamble Company	19,455,258

35,944	Rohm & Haas Company	1,202,327

237,802	Schering-Plough Corporation	3,624,102

11,473	Sigma-Aldrich Corporation	595,908

17,331	Watson Pharmaceuticals Incorporated†	722,529

214,987	Wyeth	9,910,901

		179,398,973

Communications – 4.46%

50,392	Alltel Corporation	2,335,165

127,288	AT&T Corporation	2,743,056

439,031	AT&T Wireless Services Incorporated†	3,591,274

67,318	Avaya Incorporated†	733,766

298,989	BellSouth Corporation	7,080,060

23,170	CenturyTel Incorporated	785,231

99,423	Clear Channel Communications Incorporated	3,807,901

364,076	Comcast Corporation Class A†	11,242,667

166,436	Nextel Communications Incorporated Class A†	3,277,125

274,464	Qwest Communications International Incorporated†	933,178

537,871	SBC Communications Incorporated	11,967,630

145,551	Sprint Corporation – FON Group	2,197,820

165,682	Sprint Corporation – PCS Group†	949,358

51,757	Univision Communications Incorporated†	1,652,600

445,243	Verizon Communications Incorporated	14,443,683

		67,740,514

Construction Special Trade Contractors – 0.05%

11,105	Whirlpool Corporation	752,586

Depository Institutions – 10.52%

56,839	Amsouth Bancorporation	1,206,124

242,520	Bank of America Corporation	18,926,261

81

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

124,826	Bank of New York Company Incorporated	$3,633,685

184,938	Bank One Corporation	7,147,854

90,288	BB&T Corporation	3,242,242

36,426	Charter One Financial Incorporated	1,114,636

833,426	Citigroup Incorporated	37,929,217

28,357	Comerica Incorporated	1,321,436

92,966	Fifth Third Bancorp	5,156,824

20,446	First Tennessee National Corporation	868,137

170,233	FleetBoston Financial Corporation	5,132,525

24,710	Golden West Financial Corporation	2,211,792

37,013	Huntington Bancshares Incorporated	732,487

328,841	JP Morgan Chase & Company	11,289,112

68,447	Keycorp	1,750,190

36,697	Marshall & Ilsley Corporation	1,156,689

69,852	Mellon Financial Corporation	2,105,339

99,026	National City Corporation	2,917,306

25,361	North Fork Bancorporation Incorporated	881,295

35,683	Northern Trust Corporation	1,514,387

45,787	PNC Financial Services Group Incorporated	2,178,545

35,957	Regions Financial Corporation	1,231,527

55,079	SouthTrust Corporation	1,618,772

53,812	State Street Corporation	2,421,540

45,344	SunTrust Banks Incorporated	2,737,417

49,152	Synovus Financial Corporation	1,228,308

32,139	Union Planters Corporation	1,016,878

310,789	US Bancorp	7,455,828

217,773	Wachovia Corporation	8,970,070

150,638	Washington Mutual Incorporated	5,930,618

271,186	Wells Fargo & Company‡	13,966,079

14,593	Zions Bancorporation	815,019

		159,808,139

Eating & Drinking Places – 0.48%

27,249	Darden Restaurants Incorporated	517,731

205,977	McDonald’s Corporation	4,848,699

18,368	Wendy’s International Incorporated	593,286

47,350	Yum! Brands Incorporated†	1,402,507

		7,362,223

Educational Services – 0.12%

28,366	Apollo Group Incorporated Class A†	1,873,007

Electric, Gas, & Sanitary Services – 3.09%

99,183	AES Corporation†	735,938

20,347	Allegheny Energy Incorporated†	185,972

33,844	Allied Waste Industries Incorporated†	365,515

82

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

26,100	Ameren Corporation	$1,119,951

63,946	American Electric Power Company Incorporated	1,918,380

61,708	Calpine Corporation†	301,752

49,454	Centerpoint Energy Incorporated	453,493

28,507	Cinergy Corporation	1,046,207

45,888	Citizens Communications Company†	514,404

23,327	CMS Energy Corporation†	171,920

36,146	Consolidated Edison Incorporated	1,473,311

26,766	Constellation Energy Group Incorporated	957,687

50,316	Dominion Resources Incorporated	3,114,560

27,193	DTE Energy Company	1,003,150

145,888	Duke Energy Corporation	2,598,265

60,329	Dynegy Incorporated Class A†	217,184

52,746	Edison International†	1,007,449

96,990	EL Paso Corporation	708,027

36,553	Entergy Corporation	1,979,345

52,491	Exelon Corporation	3,333,179

52,717	FirstEnergy Corporation	1,681,672

29,672	FPL Group Incorporated	1,875,270

25,469	KeySpan Corporation	893,453

19,762	Kinder Morgan Incorporated	1,067,346

7,126	Nicor Incorporated	250,408

42,507	NiSource Incorporated	849,290

5,836	Peoples Energy Corporation	241,494

66,244	PG&E Corporation†	1,583,232

14,773	Pinnacle West Capital Corporation	524,442

27,288	PPL Corporation	1,117,444

38,983	Progress Energy Incorporated	1,733,184

36,569	Public Service Enterprise Group Incorporated	1,535,898

33,583	Sempra Energy	985,997

116,843	Southern Company	3,425,837

30,356	TECO Energy Incorporated	419,520

52,171	TXU Corporation	1,229,149

95,738	Waste Management Incorporated	2,505,463

83,814	Williams Companies Incorporated	789,528

64,548	Xcel Energy Incorporated	998,556

		46,912,872

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.86%

129,825	ADC Telecommunications Incorporated†	302,492

55,983	Advanced Micro Devices Incorporated†	621,971

61,987	Altera Corporation†	1,171,554

31,826	American Power Conversion Corporation	545,498

59,141	Analog Devices Incorporated†	2,248,541

24,749	Andrew Corporation†	304,165

49,228	Applied Micro Circuits Corporation†	239,740

83

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

48,014	Broadcom Corporation Class A†	$1,278,133

76,265	Ciena Corporation†	450,726

30,466	Comverse Technology Incorporated†	455,771

15,097	Cooper Industries Limited Class A	725,109

68,148	Emerson Electric Company	3,587,992

1,618,007	General Electric Company	48,232,789

1,057,802	Intel Corporation	29,100,133

279,749	International Business Machines Corporation	24,710,229

32,156	Jabil Circuit Incorporated†	837,664

231,534	JDS Uniphase Corporation†	833,522

50,670	Linear Technology Corporation	1,814,493

60,747	LSI Logic Corporation†	546,116

669,754	Lucent Technologies Incorporated†	1,446,669

52,561	Maxim Integrated Products Incorporated	2,076,160

12,681	Maytag Corporation	316,645

98,534	Micron Technology Incorporated†	1,322,326

30,940	Molex Incorporated	884,575

374,895	Motorola Incorporated	4,487,493

29,538	National Semiconductor Corporation†	953,782

54,935	Network Appliance Incorporated†	1,127,816

24,269	Novellus Systems Incorporated†	819,079

25,751	Nvidia Corporation†	409,724

27,353	PMC-Sierra Incorporated†	360,813

13,398	Power-One Incorporated†	137,865

15,190	QLogic Corporation†	714,082

127,798	Qualcomm Incorporated	5,321,509

28,824	Rockwell Collins Incorporated	727,806

82,569	Sanmina-SCI Corporation†	800,919

24,120	Scientific-Atlanta Incorporated	751,338

134,337	Solectron Corporation†	785,870

66,743	Tellabs Incorporated†	453,185

279,957	Texas Instruments Incorporated	6,383,020

9,465	Thomas & Betts Corporation†	150,020

54,623	Xilinx Incorporated†	1,557,302

		149,994,636

Engineering, Accounting, Research Management & Related Services – 0.32%

13,197	Fluor Corporation	492,644

24,008	Moody’s Corporation	1,319,720

60,940	Paychex Incorporated	2,067,694

17,052	Quest Diagnostics Incorporated†	1,034,033

		4,914,091

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.49%

9,230	Ball Corporation	498,420

9,596	Crane Company	224,642

84

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

23,525	Fortune Brands Incorporated	$1,335,044

49,791	Illinois Tool Works Incorporated	3,299,152

77,156	Masco Corporation	1,888,779

9,420	Snap-On Incorporated	260,463

		7,506,500

Financial Services – 0.04%

38,738	Janus Capital Group Incorporated	541,170

Food & Kindred Products – 3.80%

5,883	Adolph Coors Company Class B	316,270

135,074	Anheuser-Busch Companies Incorporated	6,664,551

104,328	Archer-Daniels-Midland Company	1,367,740

66,460	Campbell Soup Company	1,761,190

398,782	Coca Cola Company	17,131,675

73,194	Coca Cola Enterprises Incorporated	1,395,078

86,939	ConAgra Foods Incorporated	1,846,584

59,829	General Mills Incorporated	2,816,151

17,794	Hercules Incorporated†	201,606

21,235	Hershey Foods Corporation	1,543,360

56,889	HJ Heinz Company	1,950,155

65,815	Kellogg Company	2,194,930

22,532	McCormick & Company Incorporated	617,827

44,387	Pepsi Bottling Group Incorporated	913,484

278,147	PepsiCo Incorporated	12,747,477

125,813	Sara Lee Corporation	2,309,927

36,435	WM Wrigley Jr Company	2,014,856

		57,792,861

Food Stores – 0.36%

59,381	Albertson’s Incorporated	1,221,467

122,148	Kroger Company†	2,182,785

63,224	Starbucks Corporation†	1,820,851

22,797	Winn-Dixie Stores Incorporated	219,991

		5,445,094

Forestry – 0.19%

29,619	Plum Creek Timber Company Incorporated	753,507

35,459	Weyerhaeuser Company	2,072,579

		2,826,086

85

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Furniture & Fixtures – 0.11%

31,226	Leggett & Platt Incorporated	$675,418

44,390	Newell Rubbermaid Incorporated	961,932

		1,637,350

General Merchandise Stores – 3.61%

18,898	Big Lots Incorporated†	298,777

13,721	Dillard’s Incorporated Class A	191,820

54,001	Dollar General Corporation	1,080,020

27,849	Family Dollar Stores Incorporated	1,110,897

30,326	Federated Department Stores Incorporated	1,270,659

43,548	JC Penney Company Incorporated Holding Company	930,621

46,700	May Department Stores Company	1,150,221

45,811	Sears Roebuck & Company	2,003,315

147,444	Target Corporation	5,548,318

82,646	TJX Companies Incorporated	1,604,985

708,911	Wal-Mart Stores Incorporated	39,592,679

		54,782,312

Health Services – 0.41%

12,723	Express Scripts Incorporated†	778,012

82,823	HCA Incorporated	3,052,856

38,640	Health Management Associates Incorporated Class A	842,738

14,571	Manor Care Incorporated	437,130

75,542	Tenet Healthcare Corporation†	1,093,848

		6,204,584

Home Furniture, Furnishings, & Equipment Stores – 0.36%

47,803	Bed Bath & Beyond Incorporated†	1,825,119

52,168	Best Buy Company Incorporated†	2,479,023

33,543	Circuit City Stores Incorporated	319,665

27,264	RadioShack Corporation	774,570

		5,398,377

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.25%

60,999	Hilton Hotels Corporation	989,404

37,538	Marriott International Incorporated Class A	1,615,260

32,480	Starwood Hotels & Resorts Worldwide Incorporated	1,130,304

		3,734,968

Industrial & Commercial Machinery & Computer Equipment – 5.47%

126,544	3M Company	8,740,394

11,626	American Standard Companies Incorporated†	979,491

59,189	Apple Computer Incorporated†	1,221,069

268,318	Applied Materials Incorporated†	4,867,289

54,500	Baker Hughes Incorporated	1,612,655

12,562	Black & Decker Corporation	509,389

86

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

55,764	Caterpillar Incorporated	$3,838,794

1,136,278	Cisco Systems Incorporated†	22,202,872

6,718	Cummins Incorporated	298,481

38,754	Deere & Company	2,065,976

415,785	Dell Incorporated†	13,883,061

32,787	Dover Corporation	1,159,676

12,077	Eaton Corporation	1,070,264

354,057	EMC Corporation†	4,471,740

52,464	Gateway Incorporated†	296,946

494,170	Hewlett-Packard Company	9,567,131

27,421	Ingersoll-Rand Company Class A	1,465,378

20,640	Lexmark International Incorporated†	1,300,526

19,914	Pall Corporation	446,870

19,123	Parker Hannifin Corporation	854,798

37,918	Pitney Bowes Incorporated	1,453,018

13,825	Stanley Works	408,114

37,326	Symbol Technologies Incorporated	446,045

		83,159,977

Insurance Agents, Brokers & Service – 0.45%

50,538	AON Corporation	1,053,717

26,151	Humana Incorporated†	472,026

86,678	Marsh & McLennan Companies Incorporated	4,126,740

43,780	Medco Health Solutions Incorporated†	1,135,215

		6,787,698

Insurance Carriers – 4.97%

42,852	ACE Limited	1,417,544

24,585	Aetna Incorporated	1,500,423

83,110	Aflac Incorporated	2,684,453

113,961	Allstate Corporation	4,162,995

17,203	AMBAC Financial Group Incorporated	1,100,992

422,278	American International Group Incorporated	24,365,441

22,383	Anthem Incorporated†	1,596,579

29,968	Chubb Corporation	1,944,324

22,696	Cigna Corporation	1,013,376

26,020	Cincinnati Financial Corporation	1,039,759

45,301	Hartford Financial Services Group Incorporated	2,384,192

23,005	Jefferson-Pilot Corporation	1,020,962

46,784	John Hancock Financial Services Incorporated	1,581,299

28,734	Lincoln National Corporation	1,016,609

30,022	Loews Corporation	1,211,988

23,291	MBIA Incorporated	1,280,306

123,065	Metlife Incorporated	3,451,973

15,978	MGIC Investment Corporation	831,974

52,987	Principal Financial Group Incorporated	1,642,067

87

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

35,237	Progressive Corporation	$2,435,229

88,991	Prudential Financial Incorporated	3,324,704

22,403	Safeco Corporation	789,930

36,843	St Paul Companies Incorporated	1,364,296

18,793	Torchmark Corporation	763,748

162,934	Travelers Property Casualty Corporation Class B	2,587,392

95,936	UnitedHealth Group Incorporated	4,827,500

46,579	UnumProvident Corporation	687,972

23,553	WellPoint Health Networks Incorporated†	1,815,465

22,113	XL Capital Limited Class A	1,712,431

		75,555,923

Lumber & Wood Products, Except Furniture – 0.08%

40,519	Georgia-Pacific Corporation	982,181

16,932	Louisiana-Pacific Corporation†	233,323

		1,215,504

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.87%

76,300	Agilent Technologies Incorporated†	1,686,993

21,083	Allergan Incorporated	1,659,865

33,829	Applera Corporation – Applied Biosystems Group	754,725

8,615	Bausch & Lomb Incorporated	380,352

96,731	Baxter International Incorporated	2,811,003

41,236	Becton Dickinson & Company	1,489,444

41,768	Biomet Incorporated	1,403,822

66,402	Boston Scientific Corporation†	4,236,448

8,425	CR Bard Incorporated	598,175

24,741	Danaher Corporation	1,827,370

46,379	Eastman Kodak Company	971,176

50,073	Guidant Corporation	2,345,920

30,809	Kla-Tencor Corporation†	1,583,583

197,431	Medtronic Incorporated	9,263,463

7,848	Millipore Corporation	361,479

20,416	PerkinElmer Incorporated	312,569

66,466	Raytheon Company	1,861,048

30,003	Rockwell Automation Incorporated	787,579

27,632	St Jude Medical Incorporated†	1,485,773

32,140	Stryker Corporation	2,420,463

13,732	Tektronix Incorporated†	339,867

29,940	Teradyne Incorporated†	556,884

26,186	Thermo Electron Corporation†	568,236

20,115	Waters Corporation†	551,754

126,530	Xerox Corporation†	1,298,198

36,666	Zimmer Holdings Incorporated†	2,020,296

		43,576,485

88

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Metal Mining – 0.27%

27,060	Freeport-McMoRan Copper & Gold Incorporated Class B	$895,686

65,112	Newmont Mining Corporation	2,545,228

14,406	Phelps Dodge Corporation†	674,201

		4,115,115

Mining & Quarrying of Non-metallic Minerals, Except Fuels – 0.04%

16,439	Vulcan Materials Company	656,080

Miscellaneous Manufacturing Industries – 0.62%

28,041	Hasbro Incorporated	523,806

71,183	Mattel Incorporated	1,349,630

23,503	Tiffany & Company	877,367

323,279	Tyco International Limited	6,604,590

		9,355,393

Miscellaneous Retail – 0.81%

73,845	Costco Wholesale Corporation†	2,295,103

63,786	CVS Corporation	1,981,193

49,990	Office Depot Incorporated†	702,360

78,829	Staples Incorporated†	1,872,189

34,492	Toys R US Incorporated†	414,939

165,924	Walgreen Company	5,083,910

		12,349,694

Motion Pictures – 1.16%

728,047	AOL Time Warner Incorporated†	11,000,790

330,779	Walt Disney Company	6,671,813

		17,672,603

Motor Freight Transportation & Warehousing – 0.76%

182,174	United Parcel Service Incorporated Class B	11,622,701

Non-Depository Credit Institutions – 2.52%

209,967	American Express Company	9,461,113

36,659	Capital One Financial Corporation	2,091,029

21,145	Countrywide Financial Corporation	1,655,231

158,625	Fannie Mae	11,135,475

111,280	Freddie Mac	5,825,508

206,844	MBNA Corporation	4,716,043

46,923	Providian Financial Corporation†	553,222

73,210	SLM Corporation	2,852,262

		38,289,883

Oil & Gas Extraction – 1.36%

40,386	Anadarko Petroleum Corporation	1,686,519

26,162	Apache Corporation	1,814,073

25,588	BJ Services Company†	874,342

89

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

32,505	Burlington Resources Incorporated	$1,566,741

37,362	Devon Energy Corporation	1,800,475

18,549	EOG Resources Incorporated	774,235

70,771	Halliburton Company	1,716,197

16,326	Kerr-McGee Corporation	728,793

23,578	Nabors Industries Limited†	878,516

21,630	Noble Corporation†	735,204

61,399	Occidental Petroleum Corporation	2,163,087

15,159	Rowan Companies Incorporated†	372,608

94,265	Schlumberger Limited	4,562,426

51,768	Transocean Incorporated†	1,035,360

		20,708,576

Paper & Allied Products – 0.64%

8,596	Bemis Company Incorporated	380,803

9,437	Boise Cascade Corporation	260,461

77,535	International Paper Company	3,025,416

82,358	Kimberly-Clark Corporation	4,226,613

32,440	MeadWestvaco Corporation	827,220

25,816	Pactiv Corporation†	523,548

8,749	Temple-Inland Incorporated	424,764

		9,668,825

Personal Services – 0.15%

27,596	Cintas Corporation	1,016,637

28,996	H&R Block Incorporated	1,251,177

		2,267,814

Petroleum Refining & Related Industries – 4.10%

14,558	Amerada Hess Corporation	729,356

11,047	Ashland Incorporated	362,894

172,954	ChevronTexaco Corporation	12,357,563

109,882	ConocoPhillips	6,016,040

1,081,340	Exxon Mobil Corporation	39,577,044

50,165	Marathon Oil Corporation	1,429,703

12,409	Sunoco Incorporated	499,090

41,772	Unocal Corporation	1,316,652

		62,288,342

Primary Metal Industries – 0.35%

136,838	Alcoa Incorporated	3,579,682

13,106	Allegheny Technologies Incorporated	85,844

20,387	Engelhard Corporation	564,108

12,657	Nucor Corporation	580,704

16,698	United States Steel Corporation	306,909

13,911	Worthington Industries Incorporated	174,722

		5,291,969

90

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 1.45%

10,670	American Greetings Corporation Class A†	$207,318

13,173	Dow Jones & Company Incorporated	623,742

43,485	Gannett Company Incorporated	3,372,697

13,226	Knight-Ridder Incorporated	882,174

30,872	McGraw-Hill Companies Incorporated	1,918,077

8,051	Meredith Corporation	371,715

24,408	New York Times Company Class A	1,060,770

18,342	RR Donnelley & Sons Company	456,166

50,023	Tribune Company	2,296,056

284,273	Viacom Incorporated Class B	10,887,656

		22,076,371

Railroad Transportation – 0.42%

60,329	Burlington Northern Santa Fe Corporation	1,741,698

34,599	CSX Corporation	1,012,021

63,105	Norfolk Southern Corporation	1,167,443

41,132	Union Pacific Corporation	2,392,648

		6,313,810

Rubber & Miscellaneous Plastics Products – 0.27%

11,909	Cooper Tire & Rubber Company	188,996

28,381	Goodyear Tire & Rubber Company	186,463

42,737	Nike Incorporated Class B	2,599,264

9,592	Reebok International Limited	320,661

13,664	Sealed Air Corporation†	645,351

9,448	Tupperware Corporation	126,414

		4,067,149

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.17%

16,037	Bear Stearns Companies Incorporated	1,199,568

218,620	Charles Schwab Corporation	2,603,764

17,651	Federated Investors Incorporated Class B	488,932

41,034	Franklin Resources Incorporated	1,814,113

76,022	Goldman Sachs Group Incorporated	6,378,246

39,268	Lehman Brothers Holdings Incorporated	2,712,633

150,611	Merrill Lynch & Company Incorporated	8,062,207

176,023	Morgan Stanley	8,882,121

19,765	T Rowe Price Group Incorporated	815,504

		32,957,088

Stone, Clay, Glass, & Concrete Products – 0.13%

204,930	Corning Incorporated†	1,930,441

Tobacco Products – 1.04%

327,805	Altria Group Incorporated	14,357,859

91

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Tobacco Products (continued)

13,650	RJ Reynolds Tobacco Holdings Incorporated	$539,721

27,071	UST Incorporated	952,358

		15,849,938

Transportation By Air – 0.37%

19,971	Delta Air Lines Incorporated	265,614

48,298	FedEx Corporation	3,111,840

126,097	Southwest Airlines Company	2,231,917

		5,609,371

Transportation Equipment – 2.61%

136,115	Boeing Company	4,672,828

14,615	Brunswick Corporation	375,313

24,060	Dana Corporation	371,246

90,705	Delphi Corporation	820,880

296,316	Ford Motor Company	3,191,323

31,952	General Dynamics Corporation	2,494,173

90,761	General Motors Corporation	3,714,848

28,144	Genuine Parts Company	900,045

19,029	Goodrich Corporation	461,263

48,946	Harley-Davidson Incorporated	2,359,197

138,887	Honeywell International Incorporated	3,659,672

14,874	ITT Industries Incorporated	890,060

14,434	Johnson Controls Incorporated	1,365,456

72,867	Lockheed Martin Corporation	3,362,812

11,047	Navistar International Corporation†	411,832

29,611	Northrop Grumman Corporation	2,553,062

18,819	Paccar Incorporated	1,405,591

21,870	Textron Incorporated	862,772

75,748	United Technologies Corporation	5,853,805

		39,726,178

Transportation Services – 0.03%

23,195	Sabre Holdings Corporation	498,461

Water Transportation – 0.22%

101,763	Carnival Corporation	3,346,985

Wholesale Trade – Durable Goods – 1.62%

480,628	Johnson & Johnson	23,800,699

21,160	Visteon Corporation	139,656

14,834	WW Grainger Incorporated	705,356

		24,645,711

Wholesale Trade – Non-Durable Goods – 0.86%

17,870	AmerisourceBergen Corporation	965,874

9,755	Brown-Forman Corporation Class B	771,816

92

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Non-Durable Goods (continued)

72,276	Cardinal Health Incorporated	$4,220,196

46,872	McKesson Corporation	1,560,368

71,459	Safeway Incorporated†	1,639,269

21,658	Supervalu Incorporated	516,760

105,170	Sysco Corporation	3,440,111

		13,114,394

Total Common Stock (Cost $1,381,058,888)		1,483,619,765

Real Estate Investment Trust – 0.39%

15,190	Apartment Investment & Management Company Class A	597,878

65,193	Equity Office Properties Trust	1,794,764

44,122	Equity Residential	1,291,892

28,978	Prologis	876,585

30,597	Simon Property Group Incorporated	1,333,417

Total Real Estate Investment Trust (Cost $5,711,126)		5,894,536

Rights – 0.00%

32,300	Seagate Technology Rights† (a)	0

Total Rights (Cost $0.00)		0

Short Term Investments – 1.89%

Shares

Short Term Investments – 1.67%

25,339,379	Wells Fargo Money Market Trust~	25,339,379

Principal		Interest Rate		Maturity Date

US Treasury Bills – 0.22%

$780,000	US Treasury Bill#	1.05	%ª	12/04/2003	778,781

105,000	US Treasury Bill#	0.98	ª	12/04/2003	104,836

120,000	US Treasury Bill#	0.92	ª	12/04/2003	119,812

105,000	US Treasury Bill#	0.91	ª	12/04/2003	104,836

210,000	US Treasury Bill#	0.91	ª	12/04/2003	209,672

195,000	US Treasury Bill#	0.92	ª	12/04/2003	194,695

30,000	US Treasury Bill#	0.93	ª	12/04/2003	29,953

1,140,000	US Treasury Bill#	0.94	ª	12/04/2003	1,138,218

195,000	US Treasury Bill#	0.95	ª	12/04/2003	194,696

120,000	US Treasury Bill#	0.95	ª	12/04/2003	119,812

15,000	US Treasury Bill#	0.96	ª	12/04/2003	14,977

270,000	US Treasury Bill#	0.90	ª	12/04/2003	269,578

					3,279,866

Total Short-Term Investments (Cost $28,618,830)					28,619,245

93

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Total Investment in Securities (Cost $1,415,388,844)*	99.91%	$1,518,133,546

Other Assets and Liabilities, Net	0.09	1,338,274

Total Net Assets	100.00%	$1,519,471,820

†	Non-income earning securities.
(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
‡	Security of an affiliate of the fund with a cost of $8,671,971
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $1,417,394,044 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$323,888,385
Gross Unrealized Depreciation	(223,148,883)

Net Unrealized Appreciation	$100,739,502

The accompanying notes are an integral part of these financial statements.

94

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.71%

Australia – 3.96%

486,400	Amcor Limited (Paper & Allied Products)	$2,864,234

1,852,200	BHP Billiton Limited (Oil & Gas Extraction)	13,238,764

740,700	News Corporation Limited (Printing, Publishing, & Allied Industries)	6,026,185

		22,129,183

Brazil – 0.58%

162,700	Uniao de Bancos Brasileiros SA ADR (Depository Institutions)	3,221,460

Canada – 3.32%

101,500	Canadian National Railway Company (Railroad Transportation)	5,248,522

73,600	EnCana Corporation (Oil & Gas Extraction)	2,667,022

238,500	Loblaw Companies Limited (Food Stores)	10,648,426

		18,563,970

Finland – 2.32%

515,100	Nokia OYJ (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	7,930,152

408,000	Stora Enso Oyj (Paper & Allied Products)	5,050,705

		12,980,857

France – 11.31%

161,500	Alcatel SA (Communications)	1,912,723

243,500	Arcelor SA (Primary Metal Industries)	2,960,452

139,300	Aventis SA (Chemicals & Allied Products)	7,226,988

149,900	AXA (Insurance Carriers)	2,525,973

99,900	BNP Paribas SA (Depository Institutions)	4,897,857

103,400	Bouygues SA (Building Construction-General Contractors & Operative Builders)	2,722,574

61,000	Business Objects SA ADR (Business Services)†	1,521,950

125,400	France Telecom SA (Communications)†	2,884,185

56,000	Lafarge SA (Stone, Clay, Glass, & Concrete Products)	3,629,207

77,005	Sanofi-Synthelabo SA (Chemicals & Allied Products)	4,681,101

332,900	STMicroelectronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,044,340

73,800	Societe Television Francaise SA (Communications)	2,185,553

119,300	Total SA (Oil & Gas Extraction)	18,005,450

		63,198,353

Germany – 4.96%

22,300	Altana AG (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)	1,422,868

493,000	Deutsche Telekom AG (Communications)†	7,142,099

147,700	E.ON AG (Electric, Gas, & Sanitary Services)	7,206,976

54,528	SAP AG (Business Services)	6,659,947

48,030	Siemens AG (Miscellaneous)	2,860,433

240,600	T-Online International AG (Business Services)†	2,406,841

		27,699,164

95

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Hong Kong – 1.87%

523,120	HSBC Holdings plc (Depository Institutions)	$7,025,554

424,700	Sun Hung Kai Properties Limited (Real Estate)	3,441,453

		10,467,007

Ireland – 2.58%

288,900	Anglo Irish Bank Corporation PLC (Depository Institutions)	3,118,788

476,500	Bank of Ireland PLC (Depository Institutions)	5,715,558

138,400	Ryanair Holdings plc ADR (Transportation by Air)†	5,605,200

		14,439,546

Italy – 3.35%

274,000	Banco Popolare di Verona e Novara Scrl (Depository Institutions)	3,854,570

600,000	ENI-Ente Nazionale Idrocarburi SpA (Oil & Gas Extraction)	9,167,346

662,000	Snam Rete Gas SpA (Oil & Gas Extraction)	2,551,788

664,400	UniCredito Italiano SpA (Depository Institutions)	3,141,335

		18,715,039

Japan – 23.90%

294,268	Canon Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	14,382,162

214,000	Daiwa House Industry Company Limited (Building Construction – General Contractors & Operative Builders)	1,951,985

68,400	Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,145,084

89,785	Fuji Photo Film Company Limited (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)	2,636,126

1,320	Japan Telecom Holdings Company Limited (Communications)	3,899,208

279,100	JFE Holdings Incorporated (Primary Metal Industries)	6,095,905

138,000	Kao Corporation (Chemicals & Allied Products)	2,915,276

38,600	Keyence Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,195,785

1,427,000	Komatsu Limited (Industrial & Commercial Machinery & Computer Equipment)	7,434,222

1,320	Mitsubishi Tokyo Financial Group Incorporated (Depository Institutions)	8,330,127

905,800	Nissan Motor Company Limited (Automotive Dealers & Gasoline Service Stations)	9,770,300

1,028,793	Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)	16,576,356

1,620	NTT DoCoMo Incorporated (Communications)	3,958,824

177,445	Ricoh Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	3,160,861

86,100	Rinnai Corporation (Building Materials, Hardware, Garden Suppy,& Mobile Home Dealers)	2,146,431

290,942	Sharp Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,258,069

155,700	Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)	5,853,646

15,500	SMC Corporation (Industrial & Commercial Machinery & Computer Equipment)	1,634,427

349,100	Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)	10,249,726

4,040	UFJ Holdings Incorporated (Depository Institutions)†	15,875,757

		133,470,277

South Korea – 0.28%

10,400	Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	868,061

8,200	Samsung Electronics Company Limited GDR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	680,600

		1,548,661

96

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Mexico – 1.43%

114,731	Cemex SA de CV (Stone, Clay, Glass, & Concrete Products)†	$2,862,539

2,960,900	Grupo Financiero BBVA Bancomer SA de CV Series B (Financial Services)†	2,578,083

891,900	Wal-Mart de Mexico SA de CV Series V (General Merchandise Stores)	2,573,803

		8,014,425

Netherlands – 5.51%

107,300	ASML Holding NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)†	1,405,759

598,400	Koninklijke (Royal) KPN NV (Communications)†	4,480,857

510,900	Koninklijke (Royal) Philips Electronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	11,578,099

303,400	Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)	13,323,878

		30,788,593

Portugal – 0.83%

585,500	Portugal Telecom SGPS SA (Communications)	4,629,725

Spain – 0.44%

49,200	Banco Popular Espanol SA (Depository Institutions)	2,433,357

Sweden – 0.83%

107,800	SKF AB Class B (Miscellaneous Manufacturing Industries)	3,400,367

141,600	Assa Abloy AB (Fabricated Metal Products, Except Machinery & Transportation Equipment)	1,244,771

		4,645,138

Switzerland – 8.59%

111,700	Adecco SA (Business Services)	5,518,900

160,800	Credit Suisse Group (Depository Institutions)	5,144,363

54,300	Nestle SA (Food & Kindred Products)	12,520,048

294,100	Novartis AG (Chemicals & Allied Products)	11,379,804

68,360	Swiss Reinsurance (Insurance Carriers)	4,342,930

162,300	UBS AG (Depository Institutions)	9,106,585

		48,012,630

United Kingdom – 21.89%

1,110,400	Barclays PLC (Depository Institutions)	8,518,475

1,365,100	BP PLC (Oil & Gas Extraction)	9,366,774

310,700	British Sky Broadcasting plc (Communications)†	3,172,040

991,855	Capita Group plc (Business Services)	4,053,767

1,072,500	Centrica plc (Electric, Gas, & Sanitary Services)	3,234,070

1,275,200	Compass Group PLC (Eating & Drinking Places)	7,351,624

885,200	Diageo plc (Food & Kindred Products)	9,552,039

343,600	GlaxoSmithKline plc (Chemicals & Allied Products)	7,130,026

84,400	GlaxoSmithKline plc ADR (Chemicals & Allied Products)	3,578,560

432,400	HSBC Holdings plc (Depository Institutions)	5,700,437

569,400	Pearson plc (Printing, Publishing, & Allied Industries)	5,394,588

343,400	Reckitt Benckiser PLC (Chemicals & Allied Products)	6,903,370

369,000	Rio Tinto plc (Metal Mining)	7,865,540

97

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

United Kingdom (continued)

584,900	Royal Bank of Scotland Group plc (Depository Institutions)	$14,867,864

658,500	Smith & Nephew PLC (Chemicals & Allied Products)	4,332,379

7,901,100	Vodafone Group PLC (Communications)	15,752,311

648,300	WPP Group plc (Communications)	5,466,226

		122,240,090

USA – 0.76%

482,200	iShares MSCI Japan Index Fund (Mutual Fund)	4,224,072

Total Common Stock (Cost $520,425,410)		551,421,547

Total Investment in Securities (Cost $520,425,410)*	98.71%	$551,421,547

Other Assets and Liabilities, Net	1.29	7,218,020

Total Net Assets	100.00%	$558,639,567

†	Non-income earning securities.
*	Cost for federal income tax purposes is $523,966,584 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$46,029,401
Gross Unrealized Depreciation	(18,574,438)

Net Unrealized Appreciation	$27,454,963

The accompanying notes are an integral part of these financial statements.

98

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Common Stock – 96.33%

Automotive Dealers & Gasoline Service Stations – 1.18%

11,600	Autozone Incorporated†	$1,038,548

Building Construction – General Contractors & Operative Builders – 0.52%

14,100	DR Horton Incorporated	461,070

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 0.57%

9,700	Lowe’s Companies Incorporated	503,430

Business Services – 13.59%

33,400	Adobe Systems Incorporated	1,311,284

17,800	Affiliated Computer Services Incorporated Class A†	866,682

37,700	BEA Systems Incorporated†	454,285

34,400	Computer Associates International Incorporated	898,184

17,000	eBay Incorporated†	909,670

10,000	Electronic Arts Incorporated†	922,300

119,500	Microsoft Corporation	3,320,905

15,100	Symantec Corporation†	951,602

38,000	Veritas Software Corporation†	1,193,200

32,100	Yahoo! Incorporated†	1,135,698

		11,963,810

Chemicals & Allied Products – 13.64%

14,800	Amgen Incorporated†	955,636

16,500	Avon Products Incorporated	1,065,240

42,100	Bristol-Myers Squibb Company	1,080,286

15,700	Colgate-Palmolive Company	877,473

13,500	Genentech Incorporated†	1,081,890

18,400	Genzyme Corporation†	851,000

24,700	Gilead Sciences Incorporated†	1,381,471

26,400	Medimmune Incorporated†	871,464

10,200	Procter & Gamble Company	946,764

19,400	Teva Pharmaceutical Industries Limited ADR	1,108,710

22,000	Watson Pharmaceuticals Incorporated†	917,180

18,900	Wyeth	871,290

		12,008,404

Communications – 5.67%

127,700	AT&T Wireless Services Incorporated†	1,044,586

26,900	CenturyTel Incorporated	911,641

24,600	EchoStar Communications Corporation Class A†	941,442

30,600	InterActiveCorp†	1,011,330

54,800	Nextel Communications Incorporated Class A†	1,079,012

		4,988,011

99

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Depository Institutions – 6.90%

13,800	Bank of America Corporation	$1,076,952

58,300	Citigroup Incorporated	2,653,233

10,600	Golden West Financial Corporation	948,806

40,600	JP Morgan Chase & Company	1,393,798

		6,072,789

Educational Services – 1.37%

18,200	Apollo Group Incorporated Class A†	1,201,746

Electric, Gas, & Sanitary Services – 0.95%

28,500	Southern Company	835,620

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.62%

26,800	Analog Devices Incorporated†	1,018,936

65,500	Intel Corporation	1,801,905

10,200	International Business Machines Corporation	900,966

32,700	National Semiconductor Corporation†	1,055,883

18,600	QLogic Corporation†	874,386

25,300	Qualcomm Incorporated	1,053,492

		6,705,568

Engineering, Accounting, Research Management & Related Services – 1.03%

21,000	Celgene Corporation†	909,930

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.23%

19,000	Fortune Brands Incorporated	1,078,250

Food & Kindred Products – 0.88%

15,700	Anheuser-Busch Companies Incorporated	774,638

General Merchandise Stores – 1.62%

25,500	Wal-Mart Stores Incorporated	1,424,175

Home Furniture, Furnishings, & Equipment Stores – 2.23%

26,900	Bed Bath & Beyond Incorporated†	1,027,042

19,600	Best Buy Company Incorporated†	931,392

		1,958,434

Industrial & Commercial Machinery & Computer Equipment – 9.04%

43,400	Apple Computer Incorporated†	895,342

13,400	Caterpillar Incorporated	922,456

66,700	Cisco Systems Incorporated†	1,303,318

16,300	Deere & Company	868,953

31,000	Dell Incorporated†	1,035,090

94,300	EMC Corporation†	1,191,009

16,100	Ingersoll-Rand Company Class A	860,384

15,200	Varian Medical Systems Incorporated†	873,696

		7,950,248

100

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Insurance Carriers – 3.57%

23,300	Allstate Corporation	$851,149

14,000	John Hancock Financial Services Incorporated	473,200

24,400	Safeco Corporation	860,344

12,300	XL Capital Limited Class A	952,512

		3,137,205

Leather & Leather Products – 0.99%

16,000	Coach Incorporated†	873,600

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.14%

14,300	Boston Scientific Corporation†	912,340

18,100	Guidant Corporation	847,985

2,200	St Jude Medical Incorporated†	118,294

		1,878,619

Miscellaneous Retail – 1.40%

25,500	Amazon.Com Incorporated†	1,233,180

Motor Freight Transportation & Warehousing – 1.24%

17,100	United Parcel Service Incorporated Class B	1,090,980

Non-Depository Credit Institutions – 1.20%

13,500	Countrywide Financial Corporation	1,056,780

Oil & Gas Extraction – 5.47%

14,250	Apache Corporation	988,095

30,500	BJ Services Company†	1,042,185

22,400	EOG Resources Incorporated	934,976

24,600	Occidental Petroleum Corporation	866,658

46,700	XTO Energy Incorporated	980,233

		4,812,147

Petroleum Refining & Related Industries – 2.77%

16,100	ConocoPhillips	881,475

42,400	Exxon Mobil Corporation	1,551,840

		2,433,315

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.34%

10,200	Goldman Sachs Group Incorporated	855,780

22,500	Merrill Lynch & Company Incorporated	1,204,425

		2,060,205

Stone, Clay, Glass, & Concrete Products – 1.31%

122,100	Corning Incorporated†	1,150,182

101

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Transportation By Air – 2.25%

14,500	JetBlue Airways Corporation†	$884,065

61,800	Southwest Airlines Company	1,093,860

		1,977,925

Transportation Equipment – 2.18%

19,500	Harley-Davidson Incorporated	939,900

12,700	United Technologies Corporation	981,456

		1,921,356

Wholesale Trade – Durable Goods – 1.43%

25,400	Johnson & Johnson	1,257,809

Total Common Stock (Cost $75,954,600)		84,757,972

Short Term Investments – 5.76%

5,071,564	Wells Fargo Money Market Trust~	5,071,564

Total Short Term Investment (Cost $5,071,564)		5,071,564

Total Investment in Securities (Cost $81,026,164)*	102.09%	$89,829,536

Other Assets and Liabilities, Net	(2.09)	(1,841,132)

Total Net Assets	100.00%	$87,988,404

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $82,077,312 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$9,552,807
Gross Unrealized Depreciation	(1,800,583)

Net Unrealized Appreciation	$7,752,224

The accompanying notes are an integral part of these financial statements.

102

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.52%

Apparel & Accessory Stores – 1.69%

100,800	Gap Incorporated	$1,725,696

83,500	Limited Brands	1,259,180

		2,984,876

Building Construction – General Contractors & Operative Builders – 0.74%

16,800	Lennar Corporation Class A	1,306,872

Business Services – 4.14%

64,000	Affiliated Computer Services Incorporated Class A†	3,116,160

151,700	Amdocs Limited†	2,851,960

48,500	Microsoft Corporation	1,347,815

		7,315,935

Chemicals & Allied Products – 8.81%

75,500	Bristol-Myers Squibb Company	1,937,330

37,500	Du Pont (EI) de Nemours & Company	1,500,375

34,000	Monsanto Company	813,960

75,000	Pfizer Incorporated	2,278,500

29,800	Procter & Gamble Company	2,766,036

75,000	Rohm & Haas Company	2,508,750

69,100	Watson Pharmaceuticals Incorporated†	2,880,779

18,500	Wyeth	852,850

		15,538,580

Communications – 5.17%

202,500	AT&T Wireless Services Incorporated†	1,656,450

80,400	Avaya Incorporated†	876,360

78,000	BellSouth Corporation	1,847,040

114,500	SBC Communications Incorporated	2,547,625

68,000	Verizon Communications Incorporated	2,205,920

		9,133,395

Depository Institutions – 16.70%

29,500	Astoria Financial Corporation	911,550

68,400	Bank of America Corporation	5,337,936

170,500	Citigroup Incorporated	7,759,455

128,300	JP Morgan Chase & Company	4,404,539

51,500	National City Corporation	1,517,190

50,900	National Commerce Financial Corporation	1,266,392

183,000	Sovereign Bancorp Incorporated	3,394,650

118,000	Wachovia Corporation	4,860,420

		29,452,132

Eating & Drinking Places – 1.35%

101,500	McDonald’s Corporation	2,389,310

103

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services – 5.16%

269,500	AES Corporation†	$1,999,690

38,500	Edison International†	735,350

40,000	PPL Corporation	1,638,000

120,500	TXU Corporation	2,838,980

199,500	Williams Companies Incorporated	1,879,290

		9,091,310

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 2.84%

499,500	Agere Systems Incorporated Class A†	1,533,465

41,500	Intel Corporation	1,141,665

167,000	LSI Logic Corporation†	1,501,330

62,800	Micron Technology Incorporated†	842,776

		5,019,236

Engineering, Accounting, Research Management & Related Services – 1.12%

32,500	Quest Diagnostics Incorporated†	1,970,800

Food & Kindred Products – 1.05%

97,100	Coca Cola Enterprises Incorporated	1,850,726

Hotels, Rooming Houses, Camps, & Other Lodge Places – 2.10%

101,500	MGM Mirage†	3,709,825

Industrial & Commercial Machinery & Computer Equipment – 4.13%

14,500	Eaton Corporation	1,284,990

22,500	International Business Machines Corporation	1,987,425

108,000	Pall Corporation	2,423,520

133,000	Symbol Technologies Incorporated	1,589,350

		7,285,285

Insurance Agents, Brokers & Service – 0.90%

33,400	Marsh & McLennan Companies Incorporated	1,590,174

Insurance Carriers – 4.62%

44,200	American International Group Incorporated	2,550,340

34,000	Lincoln National Corporation	1,202,920

31,000	Mercury General Corporation	1,388,180

24,000	MGIC Investment Corporation	1,249,680

35,200	UnitedHealth Group Incorporated	1,771,264

		8,162,384

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 0.51%

34,000	Rockwell Automation Incorporated	892,500

Metal Mining – 2.54%

80,500	Freeport-McMoRan Copper & Gold Incorporated Class B	2,664,550

46,500	Newmont Mining Corporation	1,817,685

		4,482,235

104

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail – 1.16%

40,400	CVS Corporation	$1,254,824

33,500	Staples Incorporated†	795,625

		2,050,449

Motion Pictures – 2.81%

202,500	AOL Time Warner Incorporated†	3,059,775

94,500	Walt Disney Company	1,906,065

		4,965,840

Non-Depository Credit Institutions – 3.29%

65,500	American Express Company	2,951,430

125,000	MBNA Corporation	2,850,000

		5,801,430

Oil & Gas Extraction – 3.10%

27,500	Devon Energy Corporation	1,325,225

33,500	Nabors Industries Limited†	1,248,210

60,000	Schlumberger Limited	2,904,000

		5,477,435

Petroleum Refining & Related Industries – 6.67%

39,000	ChevronTexaco Corporation	2,786,550

37,500	ConocoPhillips	2,053,125

152,500	Exxon Mobil Corporation	5,581,500

35,500	Valero Energy Corporation	1,358,585

		11,779,760

Primary Metal Industries – 1.95%

131,500	Alcoa Incorporated	3,440,040

Rubber & Miscellaneous Plastics Products – 0.81%

23,600	Nike Incorporated Class B	1,435,352

Security & Commodity Brokers, Dealers, Exchanges & Services – 4.86%

24,000	Bear Stearns Companies Incorporated	1,795,200

21,000	Goldman Sachs Group Incorporated	1,761,900

57,000	Merrill Lynch & Company Incorporated	3,051,210

39,000	Morgan Stanley	1,967,940

		8,576,250

Stone, Clay, Glass, & Concrete Products – 3.32%

89,100	Cemex SA de CV†	2,223,045

387,000	Corning Incorporated†	3,645,540

		5,868,585

Tobacco Products – 1.30%

52,500	Altria Group Incorporated	2,299,500

105

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Transportation Equipment – 5.07%

154,000	Ford Motor Company	$1,658,580

23,500	Lear Corporation†	1,237,040

44,500	Lockheed Martin Corporation	2,053,675

60,000	Textron Incorporated	2,367,000

21,000	United Technologies Corporation	1,622,880

		8,939,175

Water Transportation – 0.61%

33,000	Carnival Corporation	1,085,370

Total Common Stock (Cost $178,552,305)		173,894,761

Short Term Investments – 5.48%

9,662,763	Wells Fargo Money Market Trust~	9,662,763

Total Short-Term Investments (Cost $9,662,763)		9,662,763

Total Investment in Securities (Cost $188,215,068)*	104.00%	$183,557,524

Other Assets and Liabilities, Net	(4.00)	(7,053,259)

Total Net Assets	100.00%	$176,504,265

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $188,215,068 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$756,214
Gross Unrealized Depreciation	(5,413,758)

Net Unrealized Depreciation	$(4,657,544)

The accompanying notes are an integral part of these financial statements.

106

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.58%

Apparel & Accessory Stores – 3.68%

2,161,600	Kohl’s Corporation†	$115,645,600

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 8.27%

1,250,200	Fastenal Company	47,257,561

3,270,017	Home Depot Incorporated	104,150,041

2,089,400	Lowe’s Companies Incorporated	108,439,860

		259,847,462

Business Services – 25.47%

803,100	Automatic Data Processing Incorporated	28,791,135

629,300	DST Systems Incorporated†	23,661,680

3,379,200	eBay Incorporated†	180,820,992

3,849,800	First Data Corporation	153,838,008

2,617,368	Fiserv Incorporated†	94,827,243

1,348,200	IMS Health Incorporated	28,447,020

7,325,620	Microsoft Corporation	203,578,980

1,665,100	Sungard Data Systems Incorporated†	43,808,780

1,359,300	Veritas Software Corporation†	42,682,020

		800,455,858

Chemicals & Allied Products – 8.39%

2,183,500	Amgen Incorporated†	140,988,595

4,036,525	Pfizer Incorporated	122,629,630

		263,618,225

Depository Institutions – 1.32%

924,700	State Street Corporation	41,611,500

Educational Services – 0.98%

465,200	Apollo Group Incorporated Class A†	30,717,156

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.21%

7,215,650	Intel Corporation	198,502,532

5,834,100	Nokia OYJ ADR	91,011,960

		289,514,492

Engineering, Accounting, Research Management & Related Services – 4.16%

3,851,310	Paychex Incorporated	130,674,948

General Merchandise Stores – 3.80%

803,600	Family Dollar Stores Incorporated	32,055,604

1,565,500	Wal-Mart Stores Incorporated	87,433,175

		119,488,779

Industrial & Commercial Machinery & Computer Equipment – 9.99%

7,745,600	Cisco Systems Incorporated†	151,349,024

3,173,500	Dell Incorporated†	105,963,165

107

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

4,494,200	EMC Corporation†	$56,761,746

		314,073,935

Insurance Carriers – 4.36%

2,375,616	American International Group Incorporated	137,073,043

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.95%

3,985,500	Medtronic Incorporated	186,999,660

Personal Services – 2.44%

2,080,750	Cintas Corporation	76,654,830

Security & Commodity Brokers, Dealers, Exchanges & Services – 8.73%

10,800,387	Charles Schwab Corporation	128,632,609

1,738,150	Goldman Sachs Group Incorporated	145,830,785

		274,463,394

Wholesale Trade Non-Durable Goods – 1.83%

982,980	Cardinal Health Incorporated	57,396,202

Total Common Stock (Cost $2,754,439,939)		3,098,235,084

Short Term Investments – 1.66%

52,059,789	Wells Fargo Money Market Trust~	52,059,789

Total Short-Term Investments (Cost $52,059,789)		52,059,789

Total Investment in Securities (Cost $2,806,499,728)*	100.24%	$3,150,294,873

Other Assets and Liabilities, Net	(0.24)	(7,500,336)

Total Net Assets	100.00%	$3,142,794,537

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $2,828,149,846 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$521,713,483
Gross Unrealized Depreciation	(199,568,456)

Net Unrealized Appreciation	$322,145,027

The accompanying notes are an integral part of these financial statements.

108

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 87.18%

Apparel & Accessory Stores – 0.97%

3,753	Stage Stores Incorporated†	$95,626

Business Services – 3.33%

9,650	Overland Storage Incorporated†	142,337

22,850	Plumtree Software Incorporated†	96,656

4,110	Progress Software Corporation†	88,365

		327,358

Communications – 1.05%

5,250	Citadel Broadcasting Corporation†	103,740

Construction Special Trade Contractors – 3.66%

7,344	Chicago Bridge & Iron Company NV	199,463

9,046	Insituform Technologies Incorporated Class A†	160,657

		360,120

Depository Institutions – 6.47%

7,933	Colonial BancGroup Incorporated	114,553

3,608	FNB Corporation	124,476

4,592	Provident Bankshares Corporation	129,724

3,000	Summit Bancshares Incorporated	82,500

3,332	United Bankshares Incorporated	99,793

2,500	Whitney Holding Corporation	85,000

		636,046

Electric, Gas, & Sanitary Services – 6.53%

10,007	DPL Incorporated	171,620

4,500	Energen Corporation	162,810

4,080	Pinnacle West Capital Corporation	144,840

5,345	Wisconsin Energy Corporation	163,397

		642,667

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 1.00%

2,500	Moog Incorporated Class A†	98,000

Fabricated Metal Products, Except Machinery & Transportation Equipment – 2.53%

17,842	Crown Holdings Incorporated†	120,434

9,950	NN Incorporated	127,957

		248,391

Food & Kindred Products – 7.94%

9,872	Boston Beer Company Incorporated Class A†	157,162

6,329	Bunge Limited	174,048

594	Farmer Bros Company	190,264

8,263	Sanderson Farms Incorporated	259,954

		781,428

109

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Health Services – 4.50%

5,112	Covance Incorporated†	$114,406

1,370	Coventry Health Care Incorporated†	72,254

4,410	HCC Insurance Holdings Incorporated	128,243

6,200	Sierra Health Services Incorporated†	127,410

		442,313

Industrial & Commercial Machinery & Computer Equipment – 4.65%

3,950	Briggs & Stratton Corporation	232,102

4,314	Iomega Corporation†	48,058

7,365	Lufkin Industries Incorporated	176,760

		456,920

Insurance Agents, Brokers & Service – 0.88%

4,790	Humana Incorporated†	86,460

Insurance Carriers – 11.26%

10,079	Direct General Corporation†	252,681

10,271	Endurance Specialty Holdings Limited	299,913

8,192	Platinum Underwriters Holdings Limited	230,195

8,700	Scottish Re Group Limited	210,105

4,110	Zenith National Insurance Corporation	114,340

		1,107,234

Leather & Leather Products – 3.78%

6,247	Steven Madden Limited†	118,506

17,625	Maxwell Shoe Company Incorporated Class A†	253,095

		371,601

Legal Services – 0.53%

2,996	FTI Consulting Incorporated†	51,981

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.61%

16,092	BEI Technologies Incorporated	251,035

3,540	Vital Signs Incorporated	103,722

		354,757

Miscellaneous Retail – 3.52%

6,853	Ferrellgas Partners LP	154,536

6,147	Petco Animal Supplies Incorporated†	191,786

		346,322

Motor Freight Transportation & Warehousing – 0.54%

2,038	JB Hunt Transport Services Incorporated†	53,029

Oil & Gas Extraction – 7.75%

12,560	Key Energy Services Incorporated†	121,200

6,312	Patina Oil & Gas Corporation	228,747

110

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

4,817	Precision Drilling Corporation†	$181,408

12,750	Southwestern Energy Company†	230,775

		762,130

Primary Metal Industries – 2.38%

21,581	Century Aluminum Company†	234,154

Technology – 1.60%

13,707	Universal Electronics Incorporated†	157,631

Tobacco Products – 1.62%

3,792	Universal Corporation	159,757

Transportation By Air – 1.71%

10,228	Frontier Airlines Incorporated†	168,353

Transportation Services – 1.53%

7,532	Pacer International Incorporated†	150,113

Wholesale Trade – Durable Goods – 2.24%

14,392	PEP Boys-Manny Moe & Jack	220,198

Wholesale Trade Non-Durable Goods – 1.60%

38,508	Allscripts Healthcare Solutions Incorporated†	157,113

Total Common Stock (Cost $7,142,988)		8,573,442

Real Estate Investment Trust – 1.14%

6,810	Annaly Mortgage Management Incorporated	111,820

Total Real Estate Investment Trust (Cost $115,553)		111,820

Short-Term Investments – 11.99%

667,045	Wells Fargo Cash Investment Fund~	667,046

511,672	Wells Fargo Money Market Trust~	511,672

Total Short-Term Investments (Cost $1,178,718)		1,178,718

Total Investment in Securities (Cost $8,437,259)*	100.31%	$9,863,980

Other Assets and Liabilities, Net	(0.31)	(30,517)

Total Net Assets	100.00%	$9,833,463

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $8,471,097 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$1,539,317
Gross Unrealized Depreciation	(146,434)

Net Unrealized Appreciation	$1,392,883

The accompanying notes are an integral part of these financial statements.

111

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 87.33%

Agricultural Production Crops – 0.20%

21,116	Delta & Pine Land Company	$485,879

Amusement & Recreation Services – 0.43%

16,158	Argosy Gaming Company†	394,255

17,919	Bally Total Fitness Holding Corporation†	154,999

14,402	Pinnacle Entertainment Incorporated†	100,814

16,610	WMS Industries Incorporated†	376,383

		1,026,451

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.66%

3,564	Haggar Corporation	55,064

14,594	Kellwood Company	488,169

16,841	Phillips-Van Heusen Corporation	252,783

30,135	Quiksilver Incorporated†	480,653

17,955	Russell Corporation	292,667

		1,569,336

Apparel & Accessory Stores – 2.35%

24,759	AnnTaylor Stores Corporation†	795,753

7,191	Ashworth Incorporated†	49,834

24,737	Burlington Coat Factory Warehouse Corporation	462,582

11,274	Cato Corporation	227,397

14,774	Childrens Place†	253,374

20,664	Christopher & Banks Corporation	493,043

16,197	Dress Barn Incorporated†	221,899

11,196	Footstar Incorporated†	75,685

18,083	Goody’s Family Clothing Incorporated	178,298

16,275	Gymboree Corporation†	229,315

26,253	HOT Topic Incorporated†	591,743

6,590	Oshkosh B’Gosh Incorporated Class A	169,495

41,813	Pacific Sunwear of California Incorporated†	863,857

19,056	Too Incorporated†	280,695

21,632	Urban Outfitters Incorporated†	563,730

16,424	Wet Seal Incorporated Class A†	165,061

		5,621,761

Automotive Repair, Services, & Parking – 0.15%

20,048	Central Parking Corporation	245,588

8,352	Midas Incorporated	109,912

		355,500

Banking – 0.41%

31,948	Republic Bancorp Incorporated	425,547

21,352	Community First Bankshares Incorporated	564,333

		989,880

112

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Building Construction – General Contractors & Operative Builders – 1.84%

15,852	MDC Holdings Incorporated	$856,007

3,993	NVR Incorporated†	1,862,735

13,884	Ryland Group Incorporated	1,015,059

17,884	Standard-Pacific Corporation	677,804

		4,411,605

Business Services – 6.78%

18,090	Aaron Rents Incorporated	378,988

27,333	ABM Industries Incorporated	386,762

14,756	Administaff Incorporated†	131,181

11,063	Advo Incorporated†	460,553

23,441	American Management Systems Incorporated†	298,873

8,226	Ansys Incorporated†	292,352

16,530	Arbitron Incorporated†	583,509

10,777	Barra Incorporated†	404,676

12,870	Brady Corporation Class A	409,395

6,964	Brooktrout Incorporated†	53,623

15,951	CACI International Incorporated Class A†	683,500

16,824	Captaris Incorporated†	88,999

13,077	Carreker Corporation†	105,270

19,761	Cerner Corporation†	610,022

35,532	Ciber Incorporated†	270,043

23,731	Cognex Corporation	623,888

22,319	Dendrite International Incorporated†	339,026

25,963	eFunds Corporation†	320,643

18,540	Factset Research Systems Incorporated	822,249

20,108	Filenet Corporation†	403,568

12,304	Gerber Scientific Incorporated	87,358

10,083	Heidrick & Struggles International Incorporated†	170,705

20,246	Hyperion Solutions Corporation†	584,502

6,413	Insurance Auto Auctions Incorporated†	72,146

15,829	JDA Software Group Incorporated†	235,377

10,996	Kronos Incorporated†	581,798

22,222	Labor Ready Incorporated†	223,331

16,269	Manhattan Associates Incorporated†	421,204

8,555	Mapinfo Corporation†	82,042

6,692	Memberworks Incorporated†	212,939

25,807	Midway Games Incorporated†	76,389

13,561	MRO Software Incorporated†	185,108

14,388	NCO Group Incorporated†	337,686

19,347	NDCHealth Corporation	405,320

19,062	Netegrity Incorporated†	190,811

12,569	Network Equipment Technologies Incorporated†	115,006

14,087	On Assignment Incorporated†	74,379

10,909	PC-Tel Incorporated†	116,399

13,453	Phoenix Technologies Limited†	84,350

113

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

18,682	Progress Software Corporation†	$401,663

8,799	QRS Corporation†	74,792

15,324	Radiant Systems Incorporated†	95,928

9,847	Radisys Corporation†	177,640

15,181	Roxio Incorporated†	131,619

22,434	Serena Software Incorporated†	417,272

9,075	Sourcecorp Incorporated†	210,994

32,927	Spherion Corporation†	229,172

9,589	SPSS Incorporated†	161,766

7,890	Startek Incorporated†	252,480

18,682	Systems & Computer Technology Corporation†	194,853

23,141	Take-Two Interactive Software Incorporated†	790,728

7,532	Talx Corporation	185,438

21,232	THQ Incorporated†	348,629

20,493	Verity Incorporated†	267,844

8,450	Volt Information Sciences Incorporated†	139,425

12,153	Websense Incorporated†	258,494

		16,262,707

Chemicals & Allied Products – 3.73%

28,613	Alpharma Incorporated Class A	532,199

12,472	Arch Chemicals Incorporated	259,418

15,552	Arqule Incorporated†	71,539

14,281	Cambrex Corporation	324,179

7,950	Cima Labs Incorporated†	222,203

15,910	Diagnostic Products Corporation	578,010

18,010	Georgia Gulf Corporation	420,534

15,762	HB Fuller Company	382,544

18,969	Idexx Laboratories Incorporated†	805,993

17,946	MacDermid Incorporated	474,672

15,083	Medicis Pharmaceutical Corporation Class A	883,864

16,542	MGI Pharma Incorporated†	649,439

7,729	Natures Sunshine Products Incorporated	64,151

36,905	NBTY Incorporated†	861,732

12,491	Noven Pharmaceuticals Incorporated†	142,397

15,747	OM Group Incorporated†	230,536

22,176	Omnova Solutions Incorporated†	77,838

14,242	Parexel International Corporation†	218,187

4,727	Penford Corporation	61,451

50,931	PolyOne Corporation	200,159

5,195	Quaker Chemical Corporation	120,836

17,461	Scotts Company†	955,117

9,647	SurModics Incorporated†	258,925

17,707	Wellman Incorporated	132,980

		8,928,903

114

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Coal Mining – 0.23%

41,829	Massey Energy Company	$556,326

Communications – 1.12%

20,399	Anixter International Incorporated†	464,485

12,724	Audiovox Corporation Class A†	160,704

10,029	Boston Communications Group Incorporated†	99,999

31,050	General Communication Incorporated Class A†	258,336

20,575	Global Payments Incorporated	740,700

12,523	j2 Global Communications Incorporated†	473,745

13,716	Metro One Telecommunications Incorporated†	47,732

23,202	WebEx Communications Incorporated†	440,606

		2,686,307

Computers – Intergrated Systems – 0.07%

17,759	Agilysys Incorporated	155,746

Construction Special Trade Contractors – 0.26%

8,323	EMCOR Group Incorporated†	354,144

14,698	Insituform Technologies Incorporated Class A†	261,036

		615,180

Depository Institutions – 6.84%

13,579	Anchor Bancorp Wisconsin Incorporated	318,833

16,331	Bankunited Financial Corporation Class A†	344,257

12,580	Boston Private Financial Holdings Incorporated	296,385

31,995	Brookline Bancorp Incorporated	470,966

20,235	Chittenden Corporation	601,991

24,563	Commercial Federal Corporation	598,109

14,129	Dime Community Bancshares	324,967

15,510	Downey Financial Corporation	724,782

13,323	East West Bancorp Incorporated	569,558

22,217	First Bancorp Puerto Rico	683,173

25,879	First Midwest Bancorp Incorporated	768,865

8,082	First Republic Bank	249,168

9,427	FirstFed Financial Corporation†	372,367

32,987	Flagstar Bancorp Incorporated	757,052

6,418	GBC Bancorp/California	246,130

24,762	Hudson United Bancorp	870,880

15,507	Irwin Financial Corporation	376,820

14,510	MAF Bancorp Incorporated	554,282

13,596	Provident Bankshares Corporation	384,087

15,846	Riggs National Corporation	249,575

13,856	Seacoast Financial Services Corporation	286,958

25,904	South Financial Group Incorporated	644,751

18,863	Southwest Bancorp of Texas Incorporated	688,688

33,168	Staten Island Bancorp Incorporated	645,118

24,472	Sterling Bancshares Incorporated/Texas	291,951

115

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

22,034	Susquehanna Bancshares Incorporated	$566,274

41,366	Trustco Bank Corporation NY	511,284

24,718	UCBH Holdings Incorporated	747,225

23,129	United Bankshares Incorporated	692,714

19,048	Waypoint Financial Corporation	380,960

22,298	Whitney Holding Corporation	758,132

10,328	Wintrust Financial Corporation	389,056

		16,365,358

Durable Goods – Consumer – 0.06%

14,945	Sturm Ruger & Company Incorporated	154,232

Eating & Drinking Places – 2.02%

15,029	CEC Entertainment Incorporated†	589,138

11,906	Ihop Corporation	391,112

19,996	Jack in the Box Incorporated†	355,929

15,289	Landry’s Restaurants Incorporated	314,953

11,512	Lone Star Steakhouse & Saloon Incorporated	240,601

11,221	O’Charleys Incorporated†	166,407

14,043	PF Chang’s China Bistro Incorporated†	636,850

9,941	Papa John’s International Incorporated†	246,636

18,515	Rare Hospitality International Incorporated†	461,209

23,398	Ryan’s Family Steak Houses Incorporated†	299,260

21,490	Sonic Corporation†	543,267

15,009	Steak N Shake Company†	223,634

34,899	Triarc Companies Incorporated Class B	362,950

		4,831,946

Educational Services – 0.50%

24,866	ITT Educational Services Incorporated†	1,191,579

Electric, Gas, & Sanitary Services – 3.55%

8,438	American States Water Company	198,884

27,591	Atmos Energy Corporation	660,529

26,772	Avista Corporation	417,108

6,152	Cascade Natural Gas Corporation	120,579

6,574	Central Vermont Public Service Corporation	145,811

8,793	CH Energy Group Incorporated	386,892

26,246	Cleco Corporation	428,860

27,268	El Paso Electric Company†	314,945

19,402	Energen Corporation	701,964

2,756	Green Mountain Power Corporation	62,148

10,575	Laclede Group Incorporated	285,631

15,065	New Jersey Resources Corporation	542,943

14,252	Northwest Natural Gas Company	413,308

8,897	NUI Corporation	133,010

18,499	Piedmont Natural Gas Company	721,461

116

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

39,723	Southern Union Company	$675,291

18,689	Southwest Gas Corporation	424,240

23,370	UGI Corporation	676,094

8,031	UIL Holdings Corporation	281,005

18,654	Unisource Energy Corporation	354,799

15,680	Waste Connections Incorporated†	550,211

		8,495,713

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.43%

13,629	Actel Corporation†	326,685

23,056	Acuity Brands Incorporated	416,391

59,546	Adaptec Incorporated†	450,168

17,870	Advanced Energy Industries Incorporated†	337,207

36,617	Aeroflex Incorporated†	324,060

19,878	Alliance Semiconductor Corporation†	108,136

16,132	AO Smith Corporation	451,857

13,051	Applica Incorporated†	78,959

21,495	Artesyn Technologies Incorporated†	162,932

17,083	ATMI Incorporated†	431,687

18,158	Baldor Electric Company	383,315

6,083	Bel Fuse Incorporated Class B	160,713

13,681	Benchmark Electronics Incorporated†	578,296

14,213	C&D Technologies Incorporated	268,910

20,220	C-COR.net Corporation†	133,452

24,870	Cable Design Technologies Corporation†	198,960

7,146	Catapult Communications Corporation†	89,897

18,172	Checkpoint Systems Incorporated†	287,118

6,375	Concerto Software Incorporated†	54,188

9,586	Concord Communications Incorporated†	125,481

18,965	CTS Corporation	233,459

14,839	Cubic Corporation	372,756

19,173	Cymer Incorporated†	789,928

11,608	Dionex Corporation†	456,891

15,238	DSP Group Incorporated†	379,579

10,032	Dupont Photomasks Incorporated†	227,827

15,394	Electro Scientific Industries Incorporated†	324,352

21,459	ESS Technology Incorporated†	231,328

22,212	Exar Corporation†	313,856

17,880	Harman International Industries Incorporated	1,758,498

33,578	Harmonic Incorporated†	210,534

14,496	Helix Technology Corporation	237,300

14,201	Hutchinson Technology Incorporated†	470,053

13,842	Inter-Tel Incorporated	339,821

13,071	Magnetek Incorporated†	64,701

11,740	Mercury Computer Systems Incorporated†	250,414

20,096	Methode Electronics	237,334

117

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

16,072	Microsemi Corporation†	$244,937

3,785	National Presto Industries Incorporated	129,977

10,971	Park Electrochemical Corporation	249,590

14,261	Pericom Semiconductor Corporation†	142,610

17,794	Photronics Incorporated†	378,300

16,118	Power Integrations Incorporated†	535,762

13,901	Regal-Beloit Corporation	283,580

8,854	Rogers Corporation†	274,651

6,212	Salton Incorporated†	61,809

8,109	SBS Technologies Incorporated†	87,983

82,106	Skyworks Solutions Incorporated†	747,165

9,292	Standard Microsystems Corporation†	250,698

7,029	Supertex Incorporated†	126,100

23,414	Symmetricom Incorporated†	148,211

22,312	Technitrol Incorporated†	410,764

11,821	Three-Five Systems Incorporated†	65,134

7,527	Tollgrade Communications Incorporated†	120,959

18,990	Varian Semiconductor Equipment Associates Incorporated†	711,176

14,507	Viasat Incorporated†	258,370

23,191	Vicor Corporation†	221,010

12,515	Zix Corporation†	101,497

		17,817,326

Engineering, Accounting, Research Management & Related Services – 2.53%

8,613	American Healthways Incorporated†	361,660

10,762	CDI Corporation	290,897

30,822	Cephalon Incorporated†	1,415,346

22,258	Kroll Incorporated†	413,999

11,501	MAXIMUS Incorporated†	396,209

30,943	Pharmaceutical Product Development Incorporated†	742,323

34,395	PRG-Schultz International Incorporated†	195,364

28,944	Regeneron Pharmaceuticals Incorporated†	511,440

29,691	Tetra Tech Incorporated†	591,148

18,112	URS Corporation†	351,373

50,253	US Oncology Incorporated†	367,349

18,294	Watson Wyatt & Company Holdings†	411,798

		6,048,906

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.84%

21,359	Alliant Techsystems Incorporated†	1,026,300

19,964	Aptargroup Incorporated	732,479

3,514	Butler Manufacturing Company	53,378

15,619	Commercial Metals Company	286,921

19,800	Masotech Incorporated (Escrow)†(a)	0

16,414	Griffon Corporation†	294,795

7,855	Material Sciences Corporation†	80,278

118

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

7,939	Mobile Mini Incorporated†	$153,143

20,961	Shaw Group Incorporated†	220,300

13,654	Simpson Manufacturing Company Incorporated†	558,312

7,168	SPS Technologies Incorporated†	322,560

31,223	Tower Automotive Incorporated†	140,504

13,249	Valmont Industries Incorporated	262,198

15,086	Watts Industries Incorporated Class A	265,815

		4,396,983

Finance Companies – 0.09%

12,626	iDine Rewards Network Incorporated†	205,173

Food & Kindred Products – 0.75%

9,893	American Italian Pasta Company Class A†	382,761

19,998	Corn Products International Incorporated	636,936

4,813	J&J Snack Foods Corporation†	167,492

16,160	Lance Incorporated	160,630

16,047	Ralcorp Holdings Incorporated†	444,502

		1,792,321

Food Stores – 0.35%

21,390	Great Atlantic & Pacific Tea Company Incorporated†	173,473

16,450	Panera Bread Company†	673,792

		847,265

Food-Wholesale – 0.24%

25,033	Flowers Foods Incorporated	570,752

Furniture & Fixtures – 0.63%

6,443	Bassett Furniture Industries Incorporated	87,303

20,610	Ethan Allen Interiors Incorporated	741,960

31,085	La-Z-Boy Incorporated	690,087

		1,519,350

General Merchandise Stores – 0.61%

27,573	Casey’s General Stores Incorporated	386,849

21,435	Fred’s Incorporated	706,498

16,156	ShopKo Stores Incorporated†	242,340

23,085	Stein Mart Incorporated†	126,275

		1,461,962

Health Services – 2.51%

26,529	Accredo Health Incorporated†	742,546

10,960	Amsurg Corporation†	361,570

17,924	Cross Country Healthcare Incorporated†	252,549

10,920	CryoLife Incorporated†	67,267

6,854	Curative Health Services Incorporated†	122,481

119

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Health Services (continued)

16,599	Enzo Biochem Incorporated†	$323,846

35,930	Hooper Holmes Incorporated	238,935

18,082	Nautilus Group Incorporated	228,195

19,752	Odyssey HealthCare Incorporated†	589,005

27,899	Orthodontic Centers of America Incorporated†	219,844

13,091	Pediatrix Medical Group Incorporated†	602,841

27,060	Province Healthcare Company†	350,427

8,830	RehabCare Group Incorporated†	150,552

26,801	Renal Care Group Incorporated†	915,254

5,456	Roto-Rooter Incorporated	193,961

15,248	Sierra Health Services Incorporated†	313,346

12,352	Sunrise Senior Living Incorporated†	323,993

		5,996,612

Home Furniture, Furnishings, & Equipment Stores – 0.90%

13,957	Bell Microproducts Incorporated†	90,859

11,864	Cost Plus Incorporated†	438,019

13,805	Electronics Boutique Holdings Corporation†	394,409

12,127	Haverty Furniture Companies Incorporated	221,682

24,496	Linens ’n Things Incorporated†	582,515

17,897	Movie Gallery Incorporated†	351,676

8,098	Ultimate Electronics Incorporated†	76,850

		2,156,010

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.34%

19,481	Aztar Corporation†	345,008

16,362	Marcus Corporation	249,684

24,843	Prime Hospitality Corporation†	215,886

		810,578

Industrial & Commercial Machinery & Computer Equipment – 4.62%

10,929	Astec Industries Incorporated†	112,566

54,645	Axcelis Technologies Incorporated†	451,368

10,720	Black Box Corporation	426,763

12,010	Briggs & Stratton Corporation	705,708

20,477	Brooks Automation Incorporated†	427,969

9,603	Dril-Quip Incorporated†	162,291

8,916	Engineered Support Systems Incorporated	539,418

16,458	Fedders Corporation	95,456

8,911	Gardner Denver Incorporated†	187,220

11,798	Global Imaging Systems Incorporated†	290,231

12,572	Hydril Company†	254,709

18,046	IDEX Corporation	657,596

15,574	Kaydon Corporation	369,727

27,619	Kulicke & Soffa Industries Incorporated†	299,390

32,329	Lennox International Incorporated	472,327

120

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

6,516	Lindsay Manufacturing Company	$130,972

14,668	Manitowoc Company Incorporated	318,149

9,630	Micros Systems Incorporated†	328,865

18,785	Milacron Incorporated	43,206

17,300	NYFIX Incorporated†	96,880

21,635	Paxar Corporation†	276,928

7,780	Planar Systems Incorporated†	166,881

14,909	Rainbow Technologies Incorporated†	136,268

7,977	Robbins & Myers Incorporated	177,408

8,605	SCM Microsystems Incorporated†	62,903

9,534	Thomas Industries Incorporated	271,910

47,468	Timken Company	723,412

13,589	Toro Company	611,505

12,641	Ultratech Incorporated†	356,729

14,398	Watsco Incorporated	275,146

6,238	Woodward Governor Company	272,663

26,100	Zebra Technologies Corporation Class A†	1,345,977

		11,048,541

Insurance Agents, Brokers & Service – 0.24%

18,849	Hilb Rogal & Hamilton Company	585,073

Insurance Carriers – 2.76%

11,472	AMERIGROUP Corporation†	511,993

10,789	Centene Corporation†	327,878

11,353	Delphi Financial Group Incorporated Class A	528,142

42,059	Fremont General Corporation	534,570

10,295	Landamerica Financial Group Incorporated	471,923

25,909	Mid Atlantic Medical Services Incorporated†	1,332,500

12,144	Philadelphia Consolidated Holding Company†	561,053

16,291	Presidential Life Corporation	246,483

13,949	RLI Corporation	459,201

5,461	SCPIE Holdings Incorporated	54,610

14,934	Selective Insurance Group Incorporated	444,436

15,831	Stewart & Stevenson Services†	237,782

9,867	Stewart Information Services Corporation†	278,644

25,893	UICI†	324,698

10,429	Zenith National Insurance Corporation	290,135

		6,604,048

Leather & Leather Products – 0.36%

9,866	Brown Shoe Company Incorporated	312,752

12,075	Genesco Incorporated†	193,925

9,771	K-Swiss Incorporated	351,658

		858,335

121

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Legal Services – 0.10%

9,907	Pre-Paid Legal Services Incorporated†	$232,022

Lumber & Wood Products, Except Furniture – 0.37%

31,531	Champion Enterprises Incorporated†	200,222

8,604	Coachmen Industries Incorporated	100,753

6,608	Deltic Timber Corporation	191,103

4,660	Skyline Corporation	149,213

9,826	Universal Forest Products Incorporated	238,477

		879,768

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 7.60%

16,107	Advanced Medical Optics Incorporated†	289,277

18,178	American Medical Systems Holdings Incorporated†	394,463

7,421	Analogic Corporation	356,208

15,304	Armor Holdings Incorporated†	256,342

11,668	Arthrocare Corporation†	207,924

8,076	BEI Technologies Incorporated	125,986

8,326	Biosite Incorporated†	236,292

16,281	Coherent Incorporated†	401,001

11,633	Cohu Incorporated	227,541

15,517	Concord Camera Corporation†	165,256

16,073	Conmed Corporation†	331,747

17,282	Cooper Companies Incorporated	704,242

9,269	Cuno Incorporated†	363,253

8,201	Datascope Corporation	252,099

12,451	DRS Technologies Incorporated†	300,443

10,947	EDO Corporation	221,677

11,566	Esterline Technologies Corporation†	223,108

18,252	FEI Company†	426,002

19,273	Flir Systems Incorporated†	493,774

25,818	Fossil Incorporated†	625,570

13,368	Haemonetics Corporation Massachusetts†	315,618

10,935	Hologic Incorporated†	149,044

7,658	ICU Medical Incorporated†	208,374

12,404	Inamed Corporation†	911,074

28,461	Input/Output Incorporated†	111,283

14,473	Integra LifeSciences Holdings Corporation†	409,441

9,138	Intermagnetics General Corporation†	204,326

17,120	Invacare Corporation	643,370

9,531	Invision Technologies Incorporated†	231,985

9,749	Ionics Incorporated†	238,461

11,310	Itron Incorporated†	226,992

8,597	Keithley Instruments Incorporated	121,648

38,543	Kopin Corporation†	267,103

10,999	Meade Instruments Corporation†	36,517

25,748	Mentor Corporation	587,054

122

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

9,466	Osteotech Incorporated†	$77,527

8,871	Photon Dynamics Incorporated†	258,590

35,063	Pinnacle Systems Incorporated†	295,581

13,740	PolyMedica Corporation	364,110

9,736	Possis Medical Incorporated†	151,882

18,452	Resmed Incorporated†	811,519

18,730	Respironics Incorporated†	782,539

18,130	Roper Industries Incorporated	789,562

9,091	Rudolph Technologies Incorporated†	175,547

13,659	Sola International Incorporated†	218,544

21,189	Sybron Dental Specialties Incorporated†	531,208

22,636	Techne Corporation†	719,598

17,867	Teledyne Technologies Incorporated†	259,965

16,617	Theragenics Corporation†	94,717

17,581	Trimble Navigation Limited†	407,000

16,242	Veeco Instruments Incorporated†	324,190

16,297	Viasys Healthcare Incorporated†	329,199

7,216	Vital Signs Incorporated	211,429

11,249	X-Rite Incorporated	127,339

		18,194,541

Medical Equipment & Supplies – 0.18%

11,755	Wilson Greatbatch Technologies Incorporated†	423,768

Metal Mining – 0.06%

5,732	Cleveland Cliffs Incorporated	146,739

Mining & Quarrying of Non-metallic Minerals, Except Fuels – 0.33%

15,893	Florida Rock Industries Incorporated	788,293

Miscellaneous Manufacturing Industries – 0.56%

8,436	AT Cross Company Class A†	50,616

13,654	Jakks Pacific Incorporated†	166,442

14,891	K2 Incorporated†	221,131

8,929	Lydall Incorporated†	107,237

11,414	Russ Berrie & Company Incorporated	384,538

9,159	Shuffle Master Incorporated†	248,942

6,666	Standex International Corporation	161,984

		1,340,890

Miscellaneous Retail – 0.82%

9,914	Action Performance Companies Incorporated	242,297

14,310	Cash America International Incorporated	234,684

13,349	Duane Reade Incorporated†	212,917

10,268	Hancock Fabrics Incorporated Delaware	162,029

10,871	J Jill Group Incorporated†	125,017

123

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail (continued)

11,017	Jo-Ann Stores Incorporated Class A†	$307,374

15,209	Zale Corporation†	675,432

		1,959,750

Motion Pictures – 0.35%

15,717	Avid Technology Incorporated†	830,486

Motor Freight Transportation & Warehousing – 1.43%

13,796	Arkansas Best Corporation	379,391

11,797	Forward Air Corporation†	326,187

27,768	Heartland Express Incorporated	666,987

8,847	Landstar System Incorporated†	539,844

11,020	Roadway Corporation	537,445

15,003	USF Corporation	472,144

16,493	Yellow Corporation†	492,811

		3,414,809

Non-Depository Credit Institutions – 0.37%

10,285	Financial Federal Corporation†	313,796

19,914	New Century Financial Corporation	563,964

		877,760

Non-Durable Goods – Consumer – 0.10%

21,863	Stride Rite Corporation	236,120

Oil & Gas Extraction – 3.99%

7,690	Atwood Oceanics Incorporated†	184,483

17,876	Cabot Oil & Gas Corporation	464,776

20,897	Cal Dive International Incorporated†	406,238

23,054	Cimarex Energy Company†	451,858

21,480	Evergreen Resources Incorporated†	579,960

30,906	Newfield Exploration Company†	1,192,044

10,689	Nuevo Energy Company†	194,219

13,317	Oceaneering International Incorporated†	313,216

18,977	Patina Oil & Gas Corporation	687,726

13,178	Plains Resources Incorporated†	164,066

7,076	Prima Energy Corporation†	178,669

14,694	Remington Oil & Gas Corporation†	266,696

10,832	Seacor Smit Incorporated†	391,793

19,733	Southwestern Energy Company†	357,167

18,438	Spinnaker Exploration Company†	442,512

15,582	St Mary Land & Exploration Company	394,536

14,632	Stone Energy Corporation†	516,217

15,153	Swift Energy Company†	213,809

12,017	Tetra Technologies Incorporated†	247,791

25,224	Tom Brown Incorporated†	648,257

24,169	Unit Corporation†	455,344

18,524	Veritas DGC Incorporated†	147,822

124

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

35,487	Vintage Petroleum Incorporated	$386,099

15,035	W-H Energy Services Incorporated†	267,623

		9,552,921

Paper & Allied Products – 0.58%

20,533	Buckeye Technologies Incorporated†	186,646

15,500	Caraustar Industries Incorporated†	135,315

8,502	Chesapeake Corporation	191,635

8,684	Pope & Talbot Incorporated	131,302

19,164	Rock-Tenn Company Class A	279,411

8,213	Schweitzer-Mauduit International Incorporated	207,378

15,689	Standard Register Company	260,437

		1,392,124

Personal Services – 0.63%

4,891	Angelica Corporation	92,928

12,045	Coinstar Incorporated†	162,005

4,499	CPI Corporation	82,782

11,515	G&K Services Incorporated Class A	403,025

24,075	Regis Corporation	772,808

		1,513,548

Petroleum Refining & Related Industries – 0.32%

10,845	ElkCorp	255,509

14,513	Frontier Oil Corporation	213,341

9,202	WD-40 Company	291,611

		760,461

Pharmaceuticals – 0.07%

32,826	Savient Pharmaceuticals Incorporated†	165,771

Primary Metal Industries – 1.48%

14,069	Belden Incorporated	245,784

9,198	Brush Engineered Materials Incorporated†	94,280

11,701	Century Aluminum Company†	126,956

8,891	Commonwealth Industries Incorporated	42,232

5,716	Curtiss-Wright Corporation	403,664

8,495	Imco Recycling Incorporated†	52,244

15,787	Lone Star Technologies Incorporated†	212,967

23,265	Maverick Tube Corporation†	361,073

19,028	Mueller Industries Incorporated†	484,263

8,903	Quanex Corporation	299,141

11,570	RTI International Metals Incorporated†	121,716

26,455	Steel Dynamics Incorporated†	400,529

5,422	Steel Technologies Incorporated	67,504

11,696	Texas Industries Incorporated	287,722

125

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Primary Metal Industries (continued)

21,230	Tredegar Corporation	$319,512

6,819	Wolverine Tube Incorporated†	28,844

		3,548,431

Printing, Publishing, & Allied Industries – 0.66%

18,670	Bowne & Company Incorporated	279,116

7,402	Consolidated Graphics Incorporated†	188,233

11,921	Information Holdings Incorporated†	238,778

15,434	Harland John H. Company	408,538

7,210	New England Business Service Incorporated	191,930

7,980	Thomas Nelson Incorporated	110,204

7,294	4Kids Entertainment Incorporated†	153,905

		1,570,704

Railroad Transportation – 0.16%

34,235	Kansas City Southern†	378,981

Rubber & Miscellaneous Plastics Products – 0.11%

16,369	Schulman A Incorporated	259,612

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.85%

30,072	Jefferies Group Incorporated	864,569

26,942	Raymond James Financial Incorporated	979,342

9,418	SWS Group Incorporated	185,629

		2,029,540

Software – 0.07%

9,859	EPIQ Systems Incorporated†	167,209

Stone, Clay, Glass, & Concrete Products – 0.28%

15,102	Apogee Enterprises Incorporated	155,853

8,603	CARBO Ceramics Incorporated	311,084

7,336	Libbey Incorporated	204,014

		670,951

Telephone Services – 0.20%

12,065	Commonwealth Telephone Enterprises Incorporated†	484,168

Textile Mill Products – 0.59%

18,055	Albany International Corporation Class A	556,816

28,560	Interface Incorporated	154,795

4,391	Oxford Industries Incorporated	281,902

22,154	Wolverine World Wide Incorporated	429,788

		1,423,301

Transportation By Air – 0.64%

25,121	Atlantic Coast Airlines Holdings Incorporated†	213,780

19,292	Frontier Airlines Incorporated†	317,546

126

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Transportation By Air (continued)

17,468	Mesa Air Group Incorporated†	$193,895

12,501	Offshore Logistics Incorporated†	253,770

32,013	Skywest Incorporated	554,465

		1,533,456

Transportation Equipment – 2.49%

17,688	AAR Corporation†	141,859

12,258	Arctic Cat Incorporated	236,947

13,842	Clarcor Incorporated	539,838

19,956	Fleetwood Enterprises Incorporated	184,992

24,158	GenCorp Incorporated	216,214

12,469	Group 1 Automotive Incorporated†	430,679

8,171	Huffy Corporation	49,843

14,218	Intermet Corporation	61,137

23,884	JLG Industries Incorporated	275,144

16,116	Monaco Coach Corporation†	266,720

18,955	Oshkosh Truck Corporation	750,808

12,101	Polaris Industries Incorporated	897,289

10,955	Standard Motor Products Incorporated	110,646

15,874	Thor Industries Incorporated	857,513

8,804	Triumph Group Incorporated†	262,359

14,252	Wabash National Corporation†	227,319

10,068	Winnebago Industries Incorporated	448,831

		5,958,138

Transportation Services – 0.08%

13,767	Pegasus Solutions Incorporated†	190,398

Water Transportation – 0.16%

13,382	Kirby Corporation†	384,063

Wholesale Trade – Durable Goods – 2.09%

8,774	AM Castle & Company	38,955

10,530	Applied Industrial Technologies Incorporated	209,231

12,278	Barnes Group Incorporated	318,737

7,374	Building Material Holding Corporation	96,599

7,263	Department 56 Incorporated†	92,240

11,185	Digi International Incorporated†	74,034

13,013	Hughes Supply Incorporated	422,272

9,528	Imagistics International Incorporated†	276,121

25,622	Insight Enterprises Incorporated†	389,967

12,521	Kaman Corporation Class A	162,272

20,731	Knight Transportation Incorporated†	519,726

5,270	Lawson Products Incorporated	141,500

18,666	Owens & Minor Incorporated	449,851

29,903	PEP Boys-Manny Moe & Jack	457,516

17,641	Reliance Steel & Aluminum Company	391,454

127

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Durable Goods (continued)

13,781	Ryerson Tull Incorporated	$107,492

19,599	SCP Pool Corporation†	545,244

11,915	TBC Corporation†	298,471

1,509	Timco Aviation Services Incorporatedªª	106

		4,991,788

Wholesale Trade Non-Durable Goods – 2.21%

10,582	Advanced Marketing Services Incorporated	108,149

24,842	DIMON Incorporated	171,410

7,755	Enesco Group Incorporated†	62,040

18,911	Hain Celestial Group Incorporated†	342,856

10,660	International Multifoods Corporation	248,911

21,961	Men’s Wearhouse Incorporated†	563,300

16,721	Myers Industries Incorporated	167,377

6,637	Nash Finch Company	102,874

25,220	Performance Food Group Company†	1,026,706

24,197	Priority Healthcare Corporation Class B†	497,006

10,235	School Specialty Incorporated†	288,729

20,588	Tractor Supply Company†	675,492

10,635	United Natural Foods Incorporated†	352,976

18,278	United Stationers Incorporated†	688,719

		5,296,545

Total Common Stock (Cost $192,840,918)		209,020,700

Real Estate Investment Trust – 1.77%

19,429	Lexington Corporate Properties Trust	372,260

17,383	Capital Automotive REIT	530,355

14,283	Colonial Properties Trust	514,616

11,672	Essex Property Trust Incorporated	731,951

15,037	Gables Residential Trust	485,996

15,434	Glenborough Realty Trust Incorporated	291,085

15,261	Kilroy Realty Corporation	435,702

24,971	Shurgard Storage Centers Incorporated	881,476

Total Real Estate Investment Trusts (Cost $3,712,556)		4,243,441

128

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name				Value

Short Term Investments – 10.95%

Short Term Investments – 10.34%

24,756,466	Wells Fargo Money Market Trust~				$24,756,466

Principal		Interest Rate		Maturity Date

US Treasury Bills – 0.61%

$15,000	US Treasury Bill#	0.95	%ª	12/04/2003	14,977

25,000	US Treasury Bill#	0.96	ª	12/04/2003	24,961

25,000	US Treasury Bill#	0.94	ª	12/04/2003	24,961

575,000	US Treasury Bill#	1.00	ª	02/12/2004	572,920

680,000	US Treasury Bill#	1.00	ª	12/04/2003	678,937

40,000	US Treasury Bill#	0.96	ª	12/04/2003	39,937

50,000	US Treasury Bill#	0.86	ª	12/04/2003	49,922

10,000	US Treasury Bill#	0.81	ª	12/04/2003	9,984

35,000	US Treasury Bill#	0.92	ª	12/04/2003	34,945

15,000	US Treasury Bill#	0.91	ª	12/04/2003	14,977

					1,466,521

Total Short Term Investments (Cost $26,222,803)					26,222,987

Total Investment in Securities (Cost $222,776,277)*	100.05%	$239,487,128

Other Assets and Liabilities, Net	(0.05)	(129,886)

Total Net Assets	100.00%	$239,357,242

(a)	Security fair valued in accordance with the procedures adopted by the Board of Trustees.
†	Non-income earning securities.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $223,718,795 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$44,841,709
Gross Unrealized Depreciation	(29,073,376)

Net Unrealized Appreciation	$15,768,333

The accompanying notes are an integral part of these financial statements.

129

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.61%

Accident & Health Insurance – 0.44%

198,000	SCS Transportation Incorporated†	$2,989,800

Advertising Agency – 1.23%

656,800	Agrium Incorporated	8,249,408

Agricultural Services – 1.46%

416,700	VCA Antech Incorporated†	9,813,285

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 3.12%

219,000	Kellwood Company	7,325,550

317,400	Polo Ralph Lauren Corporation	8,512,668

331,300	Warnaco Group Incorporated†	5,164,967

		21,003,185

Apparel & Accessory Stores – 1.68%

117,400	AnnTaylor Stores Corporation†	3,773,236

296,400	Stage Stores Incorporated†	7,552,272

		11,325,508

Automotive Dealers & Gasoline Service Stations – 1.44%

627,500	CSK Auto Corporation†	9,676,050

Business Services – 13.88%

691,500	3Com Corporation†	4,079,850

534,100	Atari Incorporated†	2,184,469

611,800	Brink's Company	10,620,848

948,200	CNET Networks Incorporated†	6,713,256

154,800	Digimarc Corporation†	2,277,108

475,700	DoubleClick Incorporated†	5,123,289

309,200	Electronics for Imaging Incorporated†	7,210,544

468,400	FreeMarkets Incorporated†	3,644,620

236,000	Hyperion Solutions Corporation†	6,813,320

338,600	Integrated Alarm Services Group Incorporated†	2,828,664

200,200	Macromedia Incorporated†	4,952,948

573,300	MPS Group Incorporated†	5,159,700

405,400	NetIQ Corporation†	4,840,476

158,500	Progress Software Corporation†	3,407,750

783,700	Red Hat Incorporated†	7,915,370

518,600	Sapient Corporation†	1,861,774

294,100	Serena Software Incorporated†	5,470,260

432,800	Sotheby's Holdings Incorporated†	4,682,896

217,200	Transaction Systems Architects Incorporated Class A†	3,607,693

		93,394,835

Chemicals & Allied Products – 9.82%

79,750	Barr Laboratories Incorporated†	5,439,748

403,100	BioMarin Pharmaceuticals Incorporated†	3,087,746

130

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Chemicals & Allied Products (continued)

427,500	Cell Therapeutics Incorporated†	$4,860,675

142,200	Digene Corporation†	5,810,292

559,000	Indevus Pharmaceuticals Incorporated†	2,990,650

431,700	IVAX Corporation†	8,461,320

246,800	Medicines Company†	6,416,800

275,800	NBTY Incorporated†	6,439,930

153,100	Neurocrine Biosciences Incorporated†	7,581,512

309,300	Nova Chemicals Corporation	6,278,790

125,400	Penwest Pharmaceuticals Company†	2,696,100

267,800	United Therapeutics Corporation†	6,049,602

		66,113,165

Communications – 1.06%

335,800	Lin TV Corporation Class A†	7,139,108

Construction Special Trade Contractors – 0.44%

239,700	Navigant Consulting Incorporated†	2,950,707

Depository Institutions – 1.12%

49,700	FirstFed Financial Corporation†	1,963,150

312,900	W Holding Company Incorporated	5,600,910

		7,564,060

Eating & Drinking Places – 1.27%

354,800	Ruby Tuesday Incorporated	8,554,228

Electric, Gas, & Sanitary Services – 0.86%

165,800	Waste Connections Incorporated†	5,817,922

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 5.87%

198,600	DSP Group Incorporated†	4,947,126

282,500	Innovex Incorporated†	2,810,875

217,600	Integrated Circuit Systems Incorporated†	6,536,704

203,900	Micrel Incorporated†	2,485,541

183,500	Moog Incorporated Class A†	7,193,200

162,200	Novellus Systems Incorporated†	5,474,250

773,300	ON Semiconductor Corporation†	3,170,530

235,900	Polycom Incorporated†	3,918,299

191,100	Tekelec†	2,983,071

		39,519,596

Engineering, Accounting, Research Management & Related Services – 7.96%

128,800	Amylin Pharmaceuticals Incorporated†	3,637,312

119,400	Atrix Laboratories Incorporated†	2,458,446

643,400	BearingPoint Incorporated†	5,134,332

146,100	CV Therapeutics Incorporated†	3,214,200

115,000	Celgene Corporation†	4,982,950

195,500	Cephalon Incorporated†	8,977,360

131

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Engineering, Accounting, Research Management & Related Services (continued)

184,500	Cornell Companies Incorporated†	$3,035,025

356,600	Digitas Incorporated†	2,588,916

625,300	Exult Incorporated†	5,027,412

295,700	Neurochem Incorporated†	3,569,099

245,100	Pharmaceutical Product Development Incorporated†	5,879,949

813,300	UnitedGlobalCom Incorporated†	4,969,263

		53,474,264

Food & Kindred Products – 1.25%

275,100	Constellation Brands Incorporated Class A†	8,387,799

Furniture & Fixtures – 0.50%

127,800	Select Comfort Corporation†	3,386,700

Health Services – 3.00%

292,600	Community Health Systems Incorporated†	6,349,420

195,800	Lincare Holdings Incorporated†	7,176,070

231,400	Select Medical Corporation†	6,664,320

		20,189,810

Home Furniture, Furnishings, & Equipment Stores – 1.71%

251,900	GameStop Corporation†	4,005,210

233,300	Guitar Center Incorporated†	7,502,928

		11,508,138

Industrial & Commercial Machinery & Computer Equipment – 3.20%

819,900	Concurrent Computer Corporation†	3,107,421

440,500	Cray Incorporated†	4,836,690

504,000	Entegris Incorporated†	5,695,200

614,400	Western Digital Corporation†	7,919,616

		21,558,927

Insurance Agents, Brokers & Service – 0.56%

140,800	National Financial Partners Corporation†	3,801,600

Insurance Carriers – 4.26%

231,900	Axis Capital Holdings Limited	5,785,905

215,500	HCC Insurance Holdings Incorporated	6,266,740

161,200	Platinum Underwriters Holdings Limited	4,529,720

140,700	Selective Insurance Group Incorporated	4,187,232

231,225	WR Berkley Corporation	7,921,769

		28,691,366

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.53%

299,000	Coherent Incorporated†	7,364,370

497,800	Credence Systems Corporation†	5,724,700

157,800	Cyberonics Incorporated†	4,869,708

258,000	Formfactor Incorporated†	5,580,540

132

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

213,800	Osteotech Incorporated†	$1,751,022

164,600	SonoSite Incorporated†	3,293,646

229,200	Staar Surgical Company†	2,431,812

333,000	Teradyne Incorporated†	6,193,800

		37,209,598

Miscellaneous Retail – 2.06%

171,700	Petco Animal Supplies Incorporated†	5,357,040

270,800	Sports Authority Incorporated†	8,519,368

		13,876,408

Motion Pictures – 1.71%

420,700	Imax Corporation†	3,323,530

218,800	Macrovision Corporation†	4,041,236

222,100	Regal Entertainment Group Class A	4,131,060

		11,495,826

Motor Freight Transportation & Warehousing – 1.04%

233,700	Yellow Corporation†	6,982,956

Non-Depository Credit Institutions – 1.75%

390,000	Encore Capital Group Incorporated†	4,563,000

422,400	Saxon Capital Incorporated†	7,239,936

		11,802,936

Oil & Gas Extraction – 2.96%

361,600	Pioneer Natural Resources Company†	9,206,336

196,300	Quicksilver Resources Incorporated†	4,795,609

426,100	Ultra Petroleum Corporation†	5,944,095

		19,946,040

Personal Services – 0.60%

210,100	Steiner Leisure Limited†	4,025,516

Petroleum Refining & Related Industries – 1.79%

252,000	ElkCorp	5,937,120

159,200	Valero Energy Corporation	6,092,584

		12,029,704

Primary Metal Industries – 1.32%

100,900	Nucor Corporation	4,629,292

281,800	Tredegar Corporation	4,241,090

		8,870,382

133

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 2.17%

192,400	Belo Corporation Class A	$4,665,700

698,300	Moore Wallace Incorporated†	9,915,860

		14,581,560

Railroad Transportation – 0.68%

412,600	Kansas City Southern†	4,567,482

Rubber & Miscellaneous Plastics Products – 1.21%

215,400	Jarden Corporation†	8,131,350

Transportation By Air – 1.27%

349,700	Mesa Air Group Incorporated†	3,881,670

268,200	Skywest Incorporated	4,645,224

		8,526,894

Transportation Equipment – 1.73%

625,100	Orbital Sciences Corporation†	5,800,928

370,700	Wabtec Corporation	5,875,595

		11,676,523

Transportation Services – 0.59%

200,500	Pacer International Incorporated†	3,995,965

Water Transportation – 0.69%

697,000	OMI Corporation†	4,614,140

Wholesale Trade – Durable Goods – 3.93%

697,400	Ingram Micro Incorporated Class A†	9,101,070

294,200	Omnicare Incorporated	10,608,852

761,100	PSS World Medical Incorporated†	6,750,955

		26,460,877

Wholesale Trade – Non-Durable Goods – 1.45%

343,700	Endo Pharmaceuticals Holdings Incorporated†	7,028,666

151,100	Hain Celestial Group Incorporated†	2,739,443

		9,768,109

Total Common Stock (Cost $559,090,852)		663,671,727

Warrants – 0%

36,152	Timco Aviation Services Incorporated†	4

Total Warrants (Cost $0)

Short Term Investments – 2.08%

14,018,733	Wells Fargo Money Market Trust~	14,018,733

Total Short-Term Investments (Cost $14,018,733)		14,018,733

134

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Principal		Interest Rate	Maturity Date	Value

Corporate Bonds (PIK) – 0%

$34,856	Timco Aviation Services Incorporatedªª	8.00	01/02/2007	$2,440

Total Corporate Bonds (Cost $0)

Total Investment in Securities (Cost $573,109,585)*	100.69%	$677,692,904

Other Assets and Liabilities, Net	(0.69)	(4,641,627)

Total Net Assets	100.00%	$673,051,277

+	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
ªª	This security is currently in default.
*	Cost for federal income tax purposes is $575,760,888 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$112,216,881
Gross Unrealized Depreciation	(10,284,865)

Net Unrealized Appreciation	$101,932,016

The accompanying notes are an integral part of these financial statements.

135

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 88.23%

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 1.03%

184,950	Russell Corporation	$3,014,685

Apparel & Accessory Stores – 1.63%

142,540	American Eagle Outfitters Incorporated†	2,118,144

178,920	Too Incorporated†	2,635,492

		4,753,636

Automotive Repair, Services, & Parking – 1.20%

154,046	Dollar Thrifty Automotive Group Incorporated†	3,499,925

Building Construction – General Contractors & Operative Builders – 2.06%

199,970	Walter Industries Incorporated	2,145,678

233,250	WCI Communities Incorporated†	3,848,625

		5,994,303

Business Services – 5.56%

196,150	Activision Incorporated†	2,343,993

186,400	Intergraph Corporation†	4,339,392

119,230	NCO Group Incorporated†	2,798,328

259,820	Rent-Way Incorporated†	1,395,233

132,900	THQ Incorporated†	2,182,218

196,160	United Rentals Incorporated†	3,156,214

		16,215,378

Chemicals & Allied Products – 2.42%

280,320	Crompton Corporation	1,628,659

136,370	HB Fuller Company	3,309,700

129,582	NL Industries Incorporated	2,108,299

		7,046,658

Coal Mining – 0.88%

192,910	Massey Energy Company	2,565,703

Communications – 1.10%

71,110	CT Communications Incorporated	803,543

118,540	Emmis Communications Corporation Class A†	2,392,137

		3,195,680

Construction Special Trade Contractors – 1.62%

74,448	Dycom Industries Incorporated†	1,517,995

180,800	Insituform Technologies Incorporated Class A†	3,211,008

		4,729,003

Depository Institutions – 10.10%

248,146	Brookline Bancorp Incorporated	3,652,709

90,160	Cullen/Frost Bankers Incorporated	3,356,657

136

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

68,110	Dime Community Bancshares	$1,566,530

160,300	First Niagara Financial Group Incorporated	2,420,530

84,130	First Republic Bank	2,593,728

288,480	Gold Banc Corporation Incorporated	3,499,262

71,360	PFF Bancorp Incorporated	2,274,957

133,680	Provident Financial Services Incorporated	2,561,309

67,310	Susquehanna Bancshares Incorporated	1,729,867

170,480	TierOne Corporation†	3,588,604

113,150	Umpqua Holdings Corporation	2,153,244

		29,397,397

Eating & Drinking Places – 2.77%

556,320	CKE Restaurants Incorporated†	3,588,264

82,800	Landry’s Restaurants Incorporated	1,705,680

89,160	Triarc Companies Incorporated Class A	897,841

181,320	Triarc Companies Incorporated Class B	1,885,728

		8,077,513

Electric, Gas, & Sanitary Services – 3.22%

112,330	Allete Incorporated	3,075,595

177,940	Alliant Energy Corporation	3,914,680

66,300	Energen Corporation	2,398,734

		9,389,009

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.21%

151,050	C&D Technologies Incorporated	2,857,866

103,980	Dupont Photomasks Incorporated†	2,361,386

266,300	Fairchild Semiconductor International Incorporated†	4,415,254

334,510	GrafTech International Limited†	2,676,080

253,770	Technitrol Incorporated†	4,671,906

139,410	Tollgrade Communications Incorporated†	2,240,319

91,730	Zoran Corp†	1,788,734

		21,011,545

Engineering, Accounting, Research Management & Related Services – 0.75%

113,300	URS Corporation†	2,198,020

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.77%

501,030	Tower Automotive Incorporated†	2,254,635

Food & Kindred Products – 0.86%

46,600	Adolph Coors Company Class B	2,505,216

Food Stores – 1.18%

494,700	Pathmark Stores Incorporated†	3,448,059

137

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 2.11%

238,830	Saks Incorporated†	$2,753,710

226,260	ShopKo Stores Incorporated†	3,393,900

		6,147,610

Health Services – 3.66%

485,230	Beverly Enterprises Incorporated†	2,872,562

138,800	Covance Incorporated†	3,106,344

154,500	Triad Hospitals Incorporated†	4,678,260

		10,657,166

Holding & Other Investment Offices – 0.71%

106,860	Gladstone Capital Corporation	2,078,427

Home Furniture, Furnishings, & Equipment Stores – 0.57%

84,520	Movie Gallery Incorporated†	1,660,818

Hotels, Rooming Houses, Camps, & Other Lodge Places – 2.42%

186,630	Ameristar Casinos Incorporated†	4,673,215

120,800	Isle of Capri Casinos Incorporated†	2,393,048

		7,066,263

Industrial & Commercial Machinery & Computer Equipment – 4.37%

119,500	Flowserve Corporation†	2,425,850

241,200	Joy Global Incorporated†	3,786,840

97,300	Robbins & Myers Incorporated	2,163,952

96,632	Spartech Corporation	2,058,262

67,800	York International Corporation	2,345,202

		12,780,106

Insurance Carriers – 4.72%

66,140	AMERIGROUP Corporation†	2,951,827

123,118	Harleysville Group Incorporated	2,869,881

113,430	Platinum Underwriters Holdings Limited	3,187,383

91,820	Scottish Re Group Limited	2,217,453

286,270	Universal American Financial Corporation†	2,533,490

		13,760,034

Leather & Leather Products – 0.70%

127,900	Genesco Incorporated†	2,054,074

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.76%

135,300	Arrow International Incorporated	3,111,900

113,000	Coherent Incorporated†	2,783,190

193,270	Rudolph Technologies Incorporated†	3,732,044

125,400	White Electronic Designs Corporation†	1,348,050

		10,975,184

138

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail – 1.32%

242,000	Duane Reade Incorporated†	$3,859,900

Non-Depository Credit Institutions – 1.17%

126,550	Federal Agricultural Mortgage Corporation Class C†	3,416,850

Oil & Gas Extraction – 3.19%

259,190	Brigham Exploration Company†	1,762,492

134,940	Cal Dive International Incorporated†	2,623,234

140,560	Southwestern Energy Company†	2,544,136

132,890	W-H Energy Services Incorporated†	2,365,442

		9,295,304

Paper & Allied Products – 2.00%

187,000	Buckeye Technologies Incorporated†	1,699,830

171,430	Caraustar Industries Incorporated†	1,496,584

174,600	Pope & Talbot Incorporated	2,639,952

		5,836,366

Personal Services – 0.91%

75,730	G&K Services Incorporated Class A	2,650,550

Petroleum Refining & Related Industries – 0.92%

166,600	Headwaters Incorporated†	2,682,260

Primary Metal Industries – 2.69%

188,710	Lone Star Technologies Incorporated†	2,545,698

66,080	Precision Castparts Corporation	2,319,408

196,470	Steel Dynamics Incorporated†	2,974,556

		7,839,662

Printing, Publishing, & Allied Industries – 0.86%

151,740	Journal Communications Incorporated Class A†	2,511,297

Railroad Transportation – 0.66%

222,790	RailAmerica Incorporated†	1,915,994

Rubber & Miscellaneous Plastics Products – 0.73%

133,640	Schulman A Incorporated	2,119,530

Transportation By Air – 0.80%

128,880	EGL Incorporated†	2,343,038

Transportation Equipment – 0.60%

153,680	Aftermarket Technology Corporation†	1,753,489

Transportation Services – 1.33%

182,790	GATX Corporation	3,866,009

139

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Durable Goods – 2.56%

28,500	BorgWarner Incorporated	$1,933,725

180,580	PEP Boys-Manny Moe & Jack	2,762,874

89,600	Tech Data Corporation†	2,764,160

		7,460,759

Wholesale Trade – Non-Durable Goods – 1.11%

138,025	International Multifoods Corporation	3,222,884

Total Common Stock (Cost, $227,660,262)		257,249,939

Real Estate Investment Trust – 9.49%

61,780	Alexandria Real Estate Equities Incorporated	2,967,293

70,880	Eastgroup Properties Incorporated	1,969,046

222,290	FelCor Lodging Trust Incorporated	2,302,924

151,120	Glenborough Realty Trust Incorporated	2,850,123

117,960	Highwoods Properties Incorporated	2,814,526

90,210	Kilroy Realty Corporation	2,575,496

135,630	LaSalle Hotel Properties	2,350,468

467,170	Meristar Hospitality Corporation	3,307,564

135,980	Nationwide Health Properties Incorporated	2,378,290

123,860	Pennsylvania Real Estate Investment Trust	4,143,117

Total Real Estate Investment Trust (Cost $25,582,122)		27,658,847

Principal

Short Term Investments – 3.76%

$10,956,874	Wells Fargo Money Market Trust~	10,956,874

Total Short-Term Investments (Cost $10,956,874)		10,956,874

Total Investment in Securities (Cost $264,199,258)*	101.48%	$295,865,660

Other Assets and Liabilities, Net	(1.48)	(4,326,033)

Total Net Assets	100.00%	$291,539,627

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $265,768,600 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$37,912,915
Gross Unrealized Depreciation	(7,815,855)

Net Unrealized Appreciation	$30,097,060

The accompanying notes are an integral part of these financial statements.

140

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WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003

	Disciplined Growth	Equity Income	Index	International Equity

ASSETS

INVESTMENTS:
Investments at cost	$56,443,338	$1,456,568,641	$1,401,422,765	$520,425,410
Investments in affiliates	0	0	13,966,079	0
Net unrealized appreciation (depreciation)	12,544,439	263,057,796	102,744,702	30,996,137

TOTAL INVESTMENTS AT VALUE	$68,987,777	$1,719,626,437	$1,518,133,546	$551,421,547

Collateral for securities loaned (Note 2)	12,694,237	68,189,341	215,286,026	13,753,340
Receivable for investments sold	0	0	0	34,974,814
Receivable for dividends and interest	45,037	3,353,819	1,787,653	2,592,895
Prepaid expenses and other assets	0	4,588	0	0

TOTAL ASSETS	81,727,051	1,791,174,185	1,735,207,225	602,742,596

LIABILITIES
Payable for investment purchased	0	0	0	0
Payable for securities loaned (Note 2)	12,694,237	68,189,341	215,286,026	13,753,340
Payable for daily variation margin on financial futures contracts	0	0	285,625	0
Payable to custodian for overdraft	0	0	0	29,945,996
Payable to investment adviser and affiliates (Note 3)	42,422	711,749	160,278	380,749
Payable to other related parties(3)	1,217	1,217	1,217	1,217
Accrued expenses and other liabilities	36,943	0	2,259	21,727
TOTAL LIABILITIES	12,774,819	68,902,307	215,735,405	44,103,029

TOTAL NET ASSETS	$68,952,232	$1,722,271,878	$1,519,471,820	$558,639,567

SECURITIES ON LOAN, AT MARKET VALUE	$12,183,889	$65,219,414	$204,989,853	$13,211,427

(3)	Other related parties include the Funds’ trustees and distributor.

The accompanying notes are an integral part of these financial statements.

142

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

Large Cap Appreciation	Large Cap Value	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Company Growth	Small Company Value

$81,026,164	$188,215,068	$2,806,499,728	$8,437,259	$222,776,277	$573,109,585	$264,199,258
0	0	0	0	0	0	0
8,803,372	(4,657,544)	343,795,145	1,426,721	16,710,851	104,583,319	31,666,402

$89,829,536	$183,557,524	$3,150,294,873	$9,863,980	$239,487,128	$677,692,904	$295,865,660

22,558,449	10,862,772	193,622,263	0	48,595,687	86,387,507	44,110,390
340,440	160,752	0	0	0	11,448,843	1,412,236
19,818	48,275	601,277	4,109	144,134	121,180	204,231
0	0	28,656	7	0	0	0

112,748,243	194,629,323	3,344,547,069	9,868,096	288,226,949	775,650,434	341,592,517

2,091,187	7,222,025	6,449,503	0	0	15,723,418	5,712,783
22,558,449	10,862,772	193,622,263	0	48,595,687	86,387,507	44,110,390
0	0	0	0	221,925	0	0
0	0	0	0	0	0	0
50,454	34,528	1,679,549	5,005	31,993	467,231	190,871
1,217	543	1,217	1,217	1,217	1,217	1,217
58,532	5,190	0	28,411	18,885	19,784	37,629
24,759,839	18,125,058	201,752,532	34,633	48,869,707	102,599,157	50,052,890

$87,988,404	$176,504,265	$3,142,794,537	$9,833,463	$239,357,242	$673,051,277	$291,539,627

$21,594,774	10,193,779	$185,247,799	0	$46,318,650	$81,389,325	$41,907,430

143

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003

	Disciplined Growth	Equity Income	Index	International Equity

INVESTMENT INCOME
Dividends(1)	$560,574	$47,511,220	$23,700,508	$9,559,122
Interest	32,509	245,882	562,834	313,064
Income from Affiliates	0	0	348,897	0
Securities lending	47,485	181,080	207,798	294,084

TOTAL INVESTMENT INCOME	640,568	47,938,182	24,820,037	10,166,270

EXPENSES
Advisory fees	472,401	13,444,353	2,025,145	5,363,459
Custody	12,597	358,516	270,020	536,346
Accounting	32,877	60,482	52,866	40,272
Legal and Audit fees	31,960	38,059	37,059	40,059
Directors’ fees	5,320	5,320	5,320	5,320
Other	2,611	125,895	74,661	4,313

TOTAL EXPENSES	557,766	14,032,625	2,465,071	5,989,769

LESS:
Waived fees and reimbursed expenses (Note 5)	(96,910)	(2,094,891)	(655,379)	(161,316)
Net expenses	460,856	11,937,734	1,809,692	5,828,453

NET INVESTMENT INCOME (LOSS)	179,712	36,000,448	23,010,345	4,337,817

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	(64,187)	50,218,051	8,381,836	(79,474,324)
Affiliate Securities	0	0	186,120	0
Foreign currency transactions	0	7,184	0	61,590
Financial futures transactions	0	0	5,957,555	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(64,187)	50,225,235	14,525,511	(79,412,734)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	14,031,766	250,428,035	246,122,684	168,240,127
Foreign currency transactions	0	0	0	256,675
Financial futures transactions	0	0	774,237	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	14,031,766	250,428,035	246,896,921	168,496,802

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	13,967,579	300,653,270	261,422,432	89,084,068

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,147,291	$336,653,718	$284,432,777	$93,421,885

(1) Net of foreign withholding taxes	$0	$409,802	$0	$806,225
(2)	This Portfolio commenced operations on August 29, 2003

The accompanying notes are an integral part of these financial statements.

144

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

Large Cap Appreciation	Large Cap Value(2)	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Company Growth	Small Company Value

$716,739	$77,135	$12,534,293	$117,667	$1,620,533	$2,763,328	$3,135,044
26,806	19,625	319,469	5,721	227,316	139,617	56,732
0	0	0	0	0	0	0
29,543	0	670,623	0	146,146	190,161	171,880

773,088	96,760	13,524,385	123,388	1,993,995	3,093,106	3,363,656

537,577	62,802	19,428,991	76,521	482,079	4,892,526	2,032,357
15,359	1,675	518,106	1,701	38,566	108,723	45,163
28,305	0	70,183	27,256	34,695	39,964	35,115
33,062	2,447	38,059	25,061	31,960	34,058	31,960
5,320	543	5,320	5,320	5,320	5,320	5,320
3,016	2,744	70,126	2,266	2,566	8,928	2,833

622,639	70,211	20,130,785	138,125	595,186	5,089,519	2,152,748

(71,159)	(25,830)	(377,288)	(57,818)	(31,232)	(64,834)	(370,584)
551,480	44,381	19,753,497	80,307	563,954	5,024,685	1,782,164

221,608	52,379	(6,229,112)	43,081	1,430,041	(1,931,579)	1,581,492

(3,564,699)	25,384	(64,373,898)	533,855	22,045	57,009,543	17,897,659
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	6,950,700	0	0

(3,564,699)	25,384	(64,373,898)	533,855	6,972,745	57,009,543	17,897,659

15,929,531	(4,657,544)	677,253,867	1,577,567	42,990,382	126,797,328	58,474,588
0	0	0	0	0	0	0
0	0	0	0	(891,075)	0	0

15,929,531	(4,657,544)	677,253,867	1,577,567	42,099,307	126,797,328	58,474,588

12,364,832	(4,632,160)	612,879,969	2,111,422	49,072,052	183,806,871	76,372,247

$12,586,440	$(4,579,781)	$606,650,857	$2,154,503	$50,502,093	$181,875,292	$77,953,739

$285	$0	$446,695	$73	$0	$8,277	$0

145

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	DISCIPLINED GROWTH
	For the Year Ended September 30, 2003	For the Year Ended September 30 2002

Beginning net assets	$56,814,141	$86,583,613

OPERATIONS:
Net investment income (loss)	179,712	201,044
Net realized gain (loss) from investments sold	(64,187)	(7,501,610)
Net change in unrealized appreciation (depreciation) of investments	14,031,766	(184,344)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,147,291	(7,484,910)

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS
Contributions	16,389,552	14,641,961
Withdrawals	(18,398,752)	(36,926,523)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	(2,009,200)	(22,284,562)

NET INCREASE (DECREASE) IN NET ASSETS	12,138,091	(29,769,472)

ENDING NET ASSETS	$68,952,232	$56,814,141

The accompanying notes are an integral part of these financial statements.

146

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

EQUITY INCOME		INDEX		INTERNATIONAL EQUITY
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$1,711,701,493	$2,197,292,559	$1,164,265,860	$1,424,435,966	$481,041,740	$257,314,234

36,000,448	35,823,612	23,010,345	20,302,603	4,337,817	1,865,054
50,225,235	104,708,312	14,525,511	(34,240,312)	(79,412,734)	(44,310,692)
250,428,035	(551,180,346)	246,896,921	(281,072,039)	168,496,802	(54,501,131)

336,653,718	(410,648,422)	284,432,777	(295,009,748)	93,421,885	(96,946,769)

210,108,839	195,638,575	258,211,867	237,444,416	158,117,683	416,685,661
(536,192,172)	(270,581,219)	(187,438,684)	(202,604,774)	(173,941,741)	(96,011,386)

(326,083,333)	(74,942,644)	70,773,183	34,839,642	(15,824,058)	320,674,275

10,570,385	(485,591,066)	355,205,960	(260,170,106)	77,597,827	223,727,506

$1,722,271,878	$1,711,701,493	$1,519,471,820	$1,164,265,860	$558,639,567	$481,041,740

147

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP APPRECIATION
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

Beginning net assets	$63,323,538	$68,114,635

OPERATIONS:
Net investment income (loss)	221,608	273,678
Net realized gain (loss) from investments sold	(3,564,699)	(13,227,935)
Net change in unrealized appreciation (depreciation) of investments	15,929,531	(3,489,903)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,586,440	(16,444,160)

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS
Contributions	29,128,969	23,402,710
Withdrawals	(17,050,543)	(11,749,647)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	12,078,426	11,653,063

NET INCREASE (DECREASE) IN NET ASSETS	24,664,866	(4,791,097)

ENDING NET ASSETS	$87,988,404	$63,323,538

(1)	This Portfolio commenced operations on August 30, 2002
(2)	This Portfolio commenced operations on August 29, 2003

The accompanying notes are an integral part of these financial statements.

148

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE(2)	LARGE COMPANY GROWTH		SMALL CAP BASIC VALUE(1)
For the Period Ended September 30, 2003	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Period Ended September 30, 2002

0	$2,012,518,027	$2,315,623,182	$8,184,616	0

52,379	(6,229,112)	(8,510,606)	43,081	3,309
25,384	(64,373,898)	(263,624,864)	533,855	0
(4,657,544)	677,253,867	(314,984,633)	1,577,567	(150,846)

(4,579,781)	606,650,857	(587,120,103)	2,154,503	(147,537)

181,318,237	708,049,977	516,547,612	526,556	8,842,650
(234,191)	(184,424,324)	(232,532,664)	(1,032,212)	(510,497)

181,084,046	523,625,653	284,014,948	(505,656)	8,332,153

176,504,265	1,130,276,510	(303,105,155)	1,648,847	8,184,616

$176,504,265	$3,142,794,537	$2,012,518,027	$9,833,463	$8,184,616

149

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	SMALL CAP INDEX
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

Beginning net assets	$141,023,226	$146,650,353

OPERATIONS:
Net investment income (loss)	1,430,041	962,472
Net realized gain (loss) from investments sold	6,972,745	(496,180)
Net change in unrealized appreciation (depreciation) of investments	42,099,307	(4,895,024)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	50,502,093	(4,428,732)

Transactions in Investors’ Beneficial Interests
Contributions	81,762,912	33,105,771
Withdrawals	(33,930,989)	(34,304,166)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	47,831,923	(1,198,395)

NET INCREASE (DECREASE) IN NET ASSETS	98,334,016	(5,627,127)

ENDING NET ASSETS	$239,357,242	$141,023,226

The accompanying notes are an integral part of these financial statements.

150

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH		SMALL COMPANY VALUE
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$470,274,154	$575,999,538	$154,974,427	$147,838,358

(1,931,579)	(2,439,866)	1,581,492	1,183,551
57,009,543	(112,512,630)	17,897,659	16,735,398
126,797,328	(2,881,758)	58,474,588	(22,490,426)

181,875,292	(117,834,254)	77,953,739	(4,571,477)

117,055,759	109,244,979	108,693,698	53,306,792
(96,153,928)	(97,136,109)	(50,082,237)	(41,599,246)

20,901,831	12,108,870	58,611,461	11,707,546

202,777,123	(105,725,384)	136,565,200	7,136,069

$673,051,277	$470,274,154	$291,539,627	$154,974,427

151

WELLS FARGO MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Ratio To Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

DISCIPLINED GROWTH
October 1, 2002 to September 30, 2003	0.28%	0.73%	0.88%	117%
October 1, 2001 to September 30, 2002	0.27%	0.73%	0.91%	156%
October 1, 2000 to September 30, 2001	0.15%	0.72%	0.82%	181%
October 1, 1999 to September 30, 2000	0.20%	0.75%	0.84%	106%
June 1, 1999 to September 30, 1999	(0.04)%	0.97%	1.02%	21%
June 1, 1998 to May 31, 1999	0.15%	0.97%	1.02%	90%

EQUITY INCOME

October 1, 2002 to September 30, 2003	2.01%	0.67%	0.78%	9%
October 1, 2001 to September 30, 2002	1.61%	0.68%	0.78%	12%
October 1, 2000 to September 30, 2001	1.29%	0.68%	0.78%	3%
October 1, 1999 to September 30, 2000	1.42%	0.67%	0.76%	9%
June 1, 1999 to September 30, 1999	1.43%	0.54%	0.57%	5%
June 1, 1998 to May 31, 1999	1.53%	0.55%	0.57%	3%

INDEX

October 1, 2002 to September 30, 2003	1.70%	0.13%	0.18%	3%
October 1, 2001 to September 30, 2002	1.40%	0.13%	0.18%	4%
October 1, 2000 to September 30, 2001	1.23%	0.13%	0.18%	2%
October 1, 1999 to September 30, 2000	1.13%	0.13%	0.18%	8%
June 1, 1999 to September 30, 1999	1.25%	0.18%	0.23%	11%
June 1, 1998 to May 31, 1999	1.35%	0.18%	0.23%	4%

INTERNATIONAL EQUITY

October 1, 2002 to September 30, 2003	0.81%	1.09%	1.12%	75%
October 1, 2001 to September 30, 2002	0.54%	1.24%	1.26%	38%
October 1, 2000 to September 30, 2001	0.57%	1.27%	1.31%	33%
October 1, 1999 to September 30, 2000	0.06%	1.30%	1.39%	64%
June 1, 1999 to September 30, 1999	0.21%	1.40%	1.40%	11%
February 12, 1999(2) to May 31, 1999	1.92%	1.40%	1.45%	12%

LARGE CAP APPRECIATION

October 1, 2002 to September 30, 2003	0.29%	0.72%	0.81%	153%
October 1, 2001 to September 30, 2002	0.37%	0.72%	0.88%	123%
August 31, 2001(2) to September 30, 2001	1.51%	0.72%	0.79%	10%

LARGE CAP VALUE

August 29, 2003(2) to September 30, 2003	0.64%	0.54%	0.86%	3%

LARGE COMPANY GROWTH

October 1, 2002 to September 30, 2003	(0.24)%	0.76%	0.78%	13%
October 1, 2001 to September 30, 2002	(0.34)%	0.78%	0.78%	18%
October 1, 2000 to September 30, 2001	(0.29)%	0.78%	0.78%	13%
October 1, 1999 to September 30, 2000	(0.30)%	0.77%	0.77%	9%
June 1, 1999 to September 30, 1999	(0.07)%	0.69%	0.72%	5%
June 1, 1998 to May 31, 1999	(0.19)%	0.71%	0.72%	28%

SMALL CAP BASIC VALUE

October 1, 2002 to September 30, 2003	0.50%	0.93%	1.60%	146%
August 30, 2002(2) to September 30, 2002	0.45%	0.98%	2.16%	0%

SMALL CAP INDEX

October 1, 2002 to September 30, 2003	0.74%	0.29%	0.31%	11%
October 1, 2001 to September 30, 2002	0.57%	0.32%	0.33%	17%
October 1, 2000 to September 30, 2001	0.90%	0.32%	0.33%	25%
October 1, 1999 to September 30, 2000	1.03%	0.33%	0.34%	42%
June 1, 1999 to September 30, 1999	0.53%	0.44%	0.50%	23%
June 1, 1998 to May 31, 1999	0.76%	0.44%	0.48%	26%

SMALL COMPANY GROWTH

October 1, 2002 to September 30, 2003	(0.35)%	0.92%	0.94%	163%
October 1, 2001 to September 30, 2002	(0.40)%	0.94%	0.94%	169%
October 1, 2000 to September 30, 2001	(0.17)%	0.94%	0.94%	206%
October 1, 1999 to September 30, 2000	(0.28)%	0.94%	0.94%	203%
June 1, 1999 to September 30, 1999	(0.22)%	0.94%	0.98%	55%
June 1, 1998 to May 31, 1999	(0.25)%	0.98%	0.98%	154%

SMALL COMPANY VALUE

October 1, 2002 to September 30, 2003	0.70%	0.79%	0.95%	80%
October 1, 2001 to September 30, 2002	0.68%	0.79%	0.98%	98%
October 1, 2000 to September 30, 2001	1.32%	0.79%	0.97%	90%
October 1, 1999 to September 30, 2000	1.37%	0.81%	1.00%	114%
June 1, 1999 to September 30, 1999	0.83%	1.00%	1.04%	28%
June 1, 1998 to May 31, 1999	0.76%	0.99%	1.04%	97%

The accompanying notes are an integral part of these financial statements.

152

NOTES TO FINANCIAL HIGHLIGHTS	WELLS FARGO MASTER PORTFOLIOS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

153

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Small Cap Basic Value, Small Cap Index, Small Company Growth, and Small Company Value diversified portfolios (each, a “Portfolio” and collectively, the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the underlying securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/

154

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2003, the Index and Small Cap Index Portfolios held the following long futures contracts:

Contracts	Portfolio	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
115 Long	Index Portfolio	S&P 500 Index	December 2003	$28,580,375	$ (947,438)
87 Long	Small Cap Index Portfolio	Russell 2000 Index	December 2003	21,221,475	(1,072,025)

The Index Portfolio has pledged U.S. Treasury Bills with a par value of $3,285,000 and the Small Cap Index Portfolio has pledged U.S. Treasury Bills with a par value of $1,470,000 in conjunction with outstanding futures contracts as of September 30, 2003.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, Federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Wells Fargo Bank Minnesota, N.A., the Portfolios custodian, acts as the securities lending agent for the Portfolios and receives for its services as the lending agent 40% of the revenues earned on the securities lending activities. As of September 30, 2003, the value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities.

As of September 30, 2003, the cash collateral of each Portfolio was invested as follows:

Fund	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Disciplined Growth Portfolio	26%	23%	49%	2%	100%
Equity Income Portfolio	41%	39%	17%	3%	100%
Index Portfolio	23%	36%	39%	2%	100%
International Equity Portfolio	32%	51%	13%	4%	100%
Large Cap Appreciation Portfolio	26%	29%	43%	2%	100%
Large Cap Value Portfolio	36%	37%	25%	2%	100%
Large Company Growth Portfolio	22%	45%	31%	2%	100%
Small Cap Index Portfolio	30%	49%	18%	3%	100%
Small Company Growth Portfolio	30%	47%	20%	3%	100%
Small Company Value Portfolio	29%	49%	19%	3%	100%

155

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Smith Asset Management Group, L.P., Systematic Financial Management, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser.

156

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-Adviser	Sub-Advisory Fee
Disciplined Growth Portfolio	0.75%	Smith Asset Management	0-175 million, 0.35%
			175-225 million, 0.30%
			225-500 million, 0.25%
			Greater than 500 million, 0.20%
Equity Income Portfolio	0.75%	Wells Capital Management	0-200 million, 0.25%
			200-400 million, 0.20%
			Greater than 400 million, 0.15%
Index Portfolio	0.15%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
International Equity Portfolio	1.00%	Wells Capital Management	0-200 million, 0.35%
			Greater than 200 million, 0.25%
Large Cap Appreciation Portfolio	0.70%	Cadence Capital Management	0-250 million, 0.30%
			250-500 million, 0.20%
			500 million – 1 billion, 0.15%
			Greater than 1 billion, 0.10%
Large Cap Value Portfolio	0.75%	Systematic Financial Management	0-150 million, 0.30%
			150-350 million, 0.20%
			350M-750 million, 0.15%
			750 million-1 billion, 0.13%
			Greater than 1 billion, 0.10%
Large Company Growth Portfolio	0.75%	Peregrine Capital Management	0-25 million, 0.75%
			25-50 million, 0.60%
			50-275 million, 0.50%
			Greater than 275 million, 0.30%
Small Cap Basic Value Portfolio	0.90%	Wells Capital Management	0-200 million, 0.25%
			Greater than 200 million, 0.20%
Small Cap Index Portfolio	0.25%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
Small Company Growth Portfolio	0.90%	Peregrine Capital Management	0-50 million, 0.90%
			50-180 million, 0.75%
			180-340 million, 0.65%
			340-685 million, 0.50%
			685-735 million, 0.52%
			Greater than 735 million 0.55%
Small Company Value Portfolio	0.90%	Peregrine Capital Management	0-175 million, 0.50%
			Greater than 175 million, 0.75%

157

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets, with the exception of the International Equity Portfolio.

Effective September 1, 2002, Wells Fargo Bank, MN receives a fee with respect to the International Equity Portfolio at an annual rate of 0.10% of the Portfolio’s average daily net assets. Prior to this date, Wells Fargo Bank, MN received a fee at an annual rate of 0.25% of the average daily assets for these services.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based complex fee or an annual fixed fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year or period ended September 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2003 were as follows:

AGGREGATE PURCHASES AND SALES
Portfolio	Purchases at Cost	Sales Proceeds
Disciplined Growth Portfolio	$70,110,923	$73,118,329
Equity Income Portfolio	163,205,900	474,644,101
Index Portfolio	151,222,667	36,931,534
International Equity Portfolio	373,800,231	376,756,205
Large Cap Appreciation Portfolio	123,731,962	112,332,330
Large Cap Value Portfolio	184,085,650	5,558,995
Large Company Growth Portfolio	816,096,472	319,458,799
Small Cap Basic Value Portfolio	12,121,323	10,143,428
Small Cap Index Portfolio	59,351,094	19,324,596
Small Company Growth Portfolio	898,448,933	867,740,092
Small Company Value Portfolio	232,727,493	176,174,611

158

INDEPENDENT AUDITORS’ REPORT	WELLS FARGO MASTER PORTFOLIOS

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Small Cap Basic Value Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (collectively the “Portfolios”), eleven portfolios constituting Wells Fargo Master Trust, including the portfolios of investments as of September 30, 2003, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 146 to 151, and the financial highlights for the periods presented on page 152. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Master Trust as of September 30, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

November 14, 2003

159

WELLS FARGO MASTER PORTFOLIOS	OTHER INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC’s website at  http://www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

160

BOARD OF TRUSTEES	WELLS FARGO MASTER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

161

WELLS FARGO MASTER PORTFOLIOS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

162

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	AR 002 (11/03)

WELLS FARGO FUNDS

Wells Fargo Stock Funds

Annual Report

Wells Fargo Diversified Equity Fund

Wells Fargo Diversified Small Cap Fund

Wells Fargo Equity Income Fund

Wells Fargo Equity Index Fund

Wells Fargo Growth Fund

Wells Fargo Growth Equity Fund

Wells Fargo Index Fund

Wells Fargo International Equity Fund

Wells Fargo Large Cap Appreciation FundSM

Wells Fargo Large Cap Value Fund

Wells Fargo Large Company Growth Fund

Wells Fargo Montgomery Emerging Market Focus FindSM

Wells Fargo Montgomery Institutional Emerging Market FundSM

Wells Fargo Montgomery Mid Cap Growth FundSM

Wells Fargo Montgomery Small Cap Growth FundSM

Wells Fargo SIFE Specialized Financial Financial Services Fund

Wells Fargo Small Cap Growth Fund

Wells Fargo Small Cap Opportunities Fund

Wells Fargo Small Company Value Fund

Wells Fargo Specialized Health Sciences FundSM

Wells Fargo Specialized Technology FundSM

September 30, 2003

WELLS FARGO STOCK FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

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WELLS FARGO STOCK FUNDS	SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER

We are pleased to provide you with this Wells Fargo Stocks Funds annual report for the 12-month period ended September 30, 2003. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers’ strategic outlook, and facts and figures about each Fund’s portfolio.

THE ECONOMY: PICKING UP STEAM

The initial outlook for the fiscal year was gloomy, with the stock market in the doldrums, a faltering manufacturing sector and mounting tensions in Iraq undermining consumer confidence. Disappointing holiday retail sales and weakness in capital spending were ominous signs in early 2003. In response, the federal government attempted to boost the economy with a tax cut on dividends and capital gains. With the economy still weak several months later, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in half a century. Still, unemployment rose and a record fiscal year 2003 federal budget deficit loomed on the horizon.

Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings had exceeded expectations. Even employment began showing some signs of life in September of 2003. Indeed, there were reasons to be optimistic about the U.S. economy as the last quarter of 2003 approached.

STOCKS: THE BEST YEAR SINCE 2000

Stocks posted positive 12-month performance, with technology and other economically sensitive industries leading the way. Small cap stocks outperformed large cap stocks, as investors’ appetite for risk returned. International stocks also performed well during the year, although some of the returns were due to a boost in dollar-denominated returns that resulted from the U.S. dollar’s decline in foreign markets. After the initial phase of combat ended in Iraq, investors began buying stocks.

BONDS: BACK TO NORMAL

Interest rates were volatile in the third quarter of 2003 as a result of market reaction to comments from the Fed and by changing views on the outlook for economic growth. Rates climbed through the summer to a twelve-month high early in September amid signs of a strengthening economy and a less optimistic view of inflation. U.S. Treasury securities suffered the most from the spike in interest rates during the summer, while investment-grade corporate bonds were more resilient, benefiting from improving credit quality. At one extreme, municipal bonds trailed significantly, as state and municipal budget woes became widely known. On the other hand, high-yield bonds produced equity-like double-digit returns. Generally, however, bonds produced returns in line with historical averages.

LOOKING AHEAD: HAPPY DAYS?

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly rich valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will be relying on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors are likely to insulate portfolios from a prospective rise in interest rates by tilting increasingly away from longer-term securities and by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising rate environment.

During this period of mixed economic data, as always, it is important to ensure that your investment portfolio is properly diversified. While diversification may not prevent losses in a market sell-off, it may help reduce them and keep you on track to reach your financial goals. You may wish to review your portfolio with an investment professional.

Thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla Rabusch

President

Wells Fargo Funds

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Cadence Capital Management

Peregrine Capital Management, Inc.

Smith Asset Management, LP

Systematic Financial Management, L.P

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 23.21%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%. The Fund’s Class A shares distributed $0.11 per share in dividend income and no capital gains during the period.

During the 12-month reporting period, the equity markets began to recover due to improving business fundamentals, the end of major war efforts in Iraq, tax reductions and investor hopes for an economic recovery. The initial move to recovery in the stock market was led by companies coming off of severely depressed earnings or losses. The Fund’s performance relative to the S&P 500 Index was driven largely by the poor performance of the equity income style, which focuses on large cap securities. The style will generally lag during periods like this one, when smaller cap stocks outperform larger cap stocks.

In terms of individual domestic stocks, JP Morgan and eBay both contributed significant returns to the Fund’s portfolio. JP Morgan reported strong earnings growth in 2003, compared to a weak 2002. eBay similarly reported strong year-over-year growth, with operating income up over 100%. On the negative side, Kohl’s, another Fund holding, was plagued by overly aggressive merchandise plans in an extremely difficult sales environment and detracted from the Fund’s performance.

The international markets began their recovery in the fourth quarter of 2002, with a brief interruption in the first quarter of 2003 due to the war in Iraq. From September 2002 through March 2003, the Japanese market was under pressure because of possible bank bankruptcies and the related sell-off by pension funds. However, beginning in May 2003, the momentum picked up due to foreign buying, particularly from European investors, and better economic indicators. European markets were also strong, driven by interest rate cuts and the resolution of the war in Iraq.

STRATEGIC OUTLOOK

Geopolitical uncertainty has eased, inflation is low, and earnings and cash flow have rebounded. We expect earnings of S&P 500 Index stocks to continue to grow at a healthy pace in 2004. However, we remain cautious. Given the strong advance in stock prices so far, investors will likely need to hear unambiguously positive economic news from this point forward for the market to continue to advance.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Equity Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Diversified Equity Fund – Class A	16.12	0.85	8.13	23.21	2.05	8.78

Wells Fargo Diversified Equity Fund – Class B	17.31	0.90	7.96	22.31	1.28	7.96

Wells Fargo Diversified Equity Fund – Class C	20.02	1.13	7.88	22.23	1.33	7.99

Wells Fargo Diversified Equity Fund – Institutional Class				23.55	2.18	8.85

Benchmark

S&P 500 Index				24.38	1.00	10.04

CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Beta*	0.95

Price to Earnings Ratio (trailing 12 months)	20.27	x

Price to Book Ratio	2.86	x

Median Market Cap ($B)	$22.2

Portfolio Turnover	32%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	2.19%

Intel Corporation	1.87%

Pfizer Incorporated	1.85%

American International Group Incorporated	1.75%

Exxon Mobil Corporation	1.63%

Citigroup Incorporated	1.45%

IBM Corporation	1.33%

Cisco Systems Incorporated	1.33%

Medtronic Incorporated	1.32%

eBay Incorporated	1.25%

SECTOR DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund’s performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   Sector distribution and portfolio characteristics are subject to change.

4   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5   The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small-capitalization equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Peregrine Capital Management, Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/97

PERFORMANCE HIGHLIGHTS

The Fund returned 31.32%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the Russell 2000® Index2, which returned 36.50%. The Fund distributed no dividend income and $0.08 per share in capital gains during the period.

The Fund’s total return of 31.32% was very strong. Relative to the Russell 2000 Index, however, the Fund lagged, primarily because of investor preference for lower quality stocks. Two speculative periods within the 12-month timeframe posed a more difficult environment for our fundamentally focused approach. These periods were particularly challenging for the small-cap growth segment of the Fund.

Technology stocks were a key sector that enhanced the Fund’s returns during the fiscal year. Just as investors bid technology stocks up to excessively high levels during the market bubble of 2000, investors oversold these positions in the third quarter of 2002. Our focus was to identify those technology companies that we believed had the best products and were the most attractively positioned for improvement in their markets.

In terms of individual stocks held by the Fund, Actel, a California-based semiconductor manufacturer, posted three consecutive quarters of revenue growth in an extremely difficult market. Meanwhile, another Fund holding, AirTran Holdings, a regional airline, performed very well, driven by strong increases in air traffic. On the negative side, Accredo Health, a provider of pharmacy delivery services, detracted from Fund performance due to news of questionable bad-debt reserves of a company it had recently acquired. In addition, Interstate Bakeries, a nationwide producer of branded baked goods, negatively impacted the Fund due to disappointing sales and profit margins.

STRATEGIC OUTLOOK

The markets have now rallied from their lows and are in a position to advance if the economy continues to improve over the next six months. However, the economy is in the early stages of a recovery and could experience a relapse. If economic recovery continues for the rest of the calendar year, it would mark the end of the bear market cycle that began when the technology bubble burst in early 2000.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally or the Wells Fargo Diversified Small Cap Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

2   The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding Sales Charge
	1-Year	5-Year	Life of Fund

Wells Fargo Diversified Small Cap Fund – Institutional Class	31.32	9.08	3.68

Benchmark

Russell 2000® Index	36.50	7.46	3.23

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.93

Price to Earnings Ratio (trailing 12 months)	19.37	x

Price to Book Ratio	1.99	x

Median Market Cap ($B)	$0.65

Portfolio Turnover	84%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Coherent Incorporated	0.71%

Cephalon Incorporated	0.62%

Platinum Underwriters Holdings Limited	0.57%

Technitrol Incorporated	0.55%

Ameristar Casinos Incorporated	0.53%

Triad Hospitals Incorporated	0.51%

Brink’s Company	0.51%

Omnicare Incorporated	0.51%

Fairchild Semiconductor International Incorporated	0.48%

Intergraph Corporation	0.48%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Small Cap Fund.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000® Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Equity Income Fund.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

David L. Roberts, CFA

Gary J. Dunn, CFA

INCEPTION DATE

03/31/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 20.12%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38% and underperforming the Russell 1000 Value Index3, which returned 24.37%. The Fund’s Class A shares distributed $0.46 per share in dividend income and $2.46 per share in capital gains during the period.

Performance for the year was led by technology stocks, many of which were up 50% or more, including Fund holdings Hewlett-Packard and IBM, as sales and profits improved from depressed levels. Other sectors that helped performance included financial services and consumer discretionary. The strong performance of our financial services holdings offset our underweighting of the sector relative to the Russell 1000 Value Index. The Fund’s ownership of consumer stocks such as Disney and McDonald’s was beneficial, as stock prices for both were up more than 30%. These two companies benefited from better business decisions that led to growth in sales and profits.

The health care and telecommunications services sectors did not perform well during the year and were the Fund’s worst performers. The health care sector faced tough competition in pharmaceuticals and political pressure to reduce health care costs, and overcapacity continued to plague the telecommunications industry.

STRATEGIC OUTLOOK

We made efforts during the period to reduce the Fund’s portfolio risk, as we sought to increase the Fund’s diversification. We will continue to focus on dividends. The Fund already has a significant dividend yield advantage compared to the general market, with more than 60% of the stocks in the Fund having increased their dividends at a double-digit rate in a year when the taxation of dividends was reduced. In addition, technology, which remains a focus sector for the Fund, has not traditionally generated dividend income—although that may be changing after Microsoft announced its first-ever dividend during early 2003.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Equity Income Fund – Class A	13.22	0.19	8.64	20.12	1.38	9.28

Wells Fargo Equity Income Fund – Class B	14.22	0.23	8.47	19.22	0.62	8.47

Wells Fargo Equity Income Fund – Class C	17.09	0.41	8.36	19.27	0.62	8.46

Wells Fargo Equity Income Fund – Institutional Class				20.42	1.57	9.38

Benchmarks

S&P 500 Index				24.38	1.00	10.04

Russell 1000 Value Index				24.37	4.00	10.37

CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.84

Price to Earnings Ratio (trailing 12 months)	16.0	x

Price to Book Ratio	2.8	x

Median Market Cap ($B)	$40.6

Portfolio Turnover	9%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

IBM Corporation	4.29%

US Bancorp	4.18%

Pepsico Incorporated	4.05%

Hewlett-Packard Company	3.94%

Fortune Brands Incorporated	3.90%

Exxon Mobil Corporation	3.72%

3M Company	3.61%

JP Morgan Chase & Company	3.38%

St Paul Companies Incorporated	3.33%

Emerson Electric Company	3.10%

SECTOR DISTRIBUTION5 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT6

restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

4   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5   Sector distribution and portfolio characteristics are subject to change.

6   The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index1 before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Laurie R. White

Gregory T. Genung, CFA

INCEPTION DATE

01/25/84

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 23.59%2 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index, which returned 24.38% during the period. The Fund’s Class A shares distributed $0.51 per share in dividend income and $1.73 per share in capital gains during the period.

As an index fund, performance seeks to approximate the total rate of return of the S&P 500 Index less expenses – and the Fund did so during the fiscal year. The best performing sectors within the S&P 500 Index tended to be those that would typically benefit from accelerating economic growth. For instance, the year was led by technology stocks, many of which were up 50% or more, including Hewlett-Packard and IBM, as sales and profits improved from depressed levels. Other strong performers for the Fund included Disney and McDonald’s, both of which were up more than 30%. These two companies benefited from better business decisions that led to growth in sales and profits.

The Fund’s holdings in the health care and telecommunication services sectors did not perform as well during the year. The health care sector faced tough competition in pharmaceuticals and political pressure to reduce health care costs, and overcapacity continued to plague the telecommunications industry.

STRATEGIC OUTLOOK

We expect earnings of S&P 500 Index stocks to continue to grow at a healthy clip in 2004. Inflation expectations are likely to remain in line with the very long-term historical norms for the U.S. economy. In addition, strong productivity growth may allow inflation to remain low. However, we remain cautious. With pricing power still weak throughout much of the economy, most businesses must rely on further cost cutting to sustain double-digit earnings growth. Given the strong advance in stock prices so far, investors will likely need to hear unambiguously positive economic news from this point forward for the market to continue to advance.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Equity Index Fund.

1   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

2   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Equity Index Fund – Class A	16.49	(0.86)	8.49	23.59	0.32	9.13

Wells Fargo Equity Index Fund – Class B	17.71	(0.84)	8.43	22.71	(0.43)	8.43

Benchmark

S&P 500 Index				24.38	1.00	10.04

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.00

Price to Earnings Ratio (trailing 12 months)	19.50	x

Price to Book Ratio	2.85	x

Median Market Cap. ($B)	$7.9

5-Year Earnings Growth (historic)	12.24%

Portfolio Turnover	2%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	3.08%

General Electric Company	3.08%

Wal-Mart Stores Incorporated	2.53%

Exxon Mobil Corporation	2.53%

Pfizer Incorporated	2.48%

Citigroup Incorporated	2.42%

Intel Corporation	1.86%

IBM Corporation	1.58%

American International Group Incorporated	1.56%

Johnson & Johnson	1.52%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Deborah Meacock, CFA

Stephen M. Kensinger, CFA

INCEPTION DATE

08/02/90

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 13.31%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%.

During the 12-month reporting period, the equity markets began to recover due to improving business fundamentals, the end of major war efforts in Iraq, tax reductions and investor hopes for an economic recovery. The initial move in the stock market was led by companies coming off of severely depressed earnings or losses. In contrast, the holdings in the Fund are generally higher quality companies with strong market positions, intact profit growth, low levels of debt and high returns on equity. These companies reported strong financial results that were finally rewarded with strong stock performance during the last quarter of the fiscal year.

We significantly repositioned the Fund over the 12-month reporting period as economic recovery gained momentum. We went from a significant underweight position in technology stocks at the beginning of the period to a maximum overweight position in such stocks at the end of the period based on recovering business fundamentals and signs of improving business spending. During the reporting period, we increased the Fund’s health care exposure from a neutral position to a maximum overweight position, excluding the major pharmaceutical companies, which were under intense political pressures. We instead initiated new positions in biotechnology where pipelines of new products are full. We also had exposure to makers of cardiac medical devices, where innovation was strong, and to orthopedic implant providers.

STRATEGIC OUTLOOK

Investors are counting on reasonably good earnings growth to propel stocks higher during the coming fiscal year. We believe that large capitalization growth stocks should continue to advance as the economic recovery gains steam and we begin to see the creation of new jobs.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund’s Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Growth Fund – Class A	6.83	(4.07)	5.09	13.31	(2.93)	5.71

Wells Fargo Growth Fund – Class B	7.52	(4.10)	5.01	12.52	(3.64)	5.01

Wells Fargo Growth Fund – Institutional Class				13.57	(2.80)	5.78

Benchmark

S&P 500 Index				24.38	1.00	10.04

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.90

Price to Earnings Ratio (trailing 12 months)	30.3	x

Price to Book Ratio	4.2	x

Median Market Cap. ($B)	$21.2

Portfolio Turnover	52%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Intel Corporation	3.65%

Medtronic Incorporated	3.59%

Goldman Sachs Group Incorporated	3.42%

Starbucks Corporation	3.22%

eBay Incorporated	3.17%

Wal-Mart Stores Incorporated	3.02%

Amgen Incorporated	2.98%

Bed Bath & Beyond Incorporated	2.87%

Dell Incorporated	2.77%

First Data Corporation	2.77%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

4    Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Peregrine Capital Management, Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

04/30/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 26.36%1 for the 12-month period ended September 30, 2003, excluding sales charges, outperforming the S&P 500 Index2, which returned 24.38%.

The Fund’s exposure to small cap stocks helped it outperform the S&P 500 Index, which focuses on larger companies. Small cap stocks substantially outperformed large cap stocks during the fiscal year. The Fund’s international holdings also posted strong performance.

In terms of individual stock selection, JP Morgan and eBay both contributed significant returns to the Fund’s performance, with both companies reporting strong earnings growth. On the negative side, certain Fund holdings detracted from its performance, such as Kohl’s, which was plagued by excess inventory in a difficult sales environment, and Nintendo, which disappointed investors as profits fell due to competitive pressures from Microsoft and Sony.

The international markets began their recovery in the fourth quarter of 2002, with a brief interruption in the first quarter of 2003 due in part to the war in Iraq. From September 2002 through March 2003, the Japanese market was under pressure because of possible bank bankruptcies and the related sell-off by pension funds. However, beginning in May 2003, the momentum picked up due to foreign buying, particularly from European investors and better economic indicators. European markets were also strong, driven by interest rate cuts and the resolution of the war in Iraq. The Fund’s allocation to international equity securities in the third quarter of 2003 contributed to the Fund’s performance over its benchmark.

STRATEGIC OUTLOOK

We believe that corporate earnings may continue to grow at a healthy pace in 2004. Inflation expectations may remain in line with the very long-term historical norms. As it should, the stock market today is rewarding most companies for their excess cash. However, the market has yet to differentiate among companies with few opportunities versus those with tremendous growth potential, which is typical coming out of a bear market. We believe the differences among companies will soon unfold, and we are investing in those companies that we believe have the greatest potential.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Equity Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Growth Equity Fund – Class A	19.09	2.35	7.23	26.36	3.57	7.87

Wells Fargo Growth Equity Fund – Class B	20.31	2.41	7.06	25.31	2.78	7.06

Wells Fargo Growth Equity Fund – Class C	23.12	2.74	7.04	25.37	2.95	7.14

Wells Fargo Growth Equity Fund – Institutional Class				26.62	3.76	7.97

Benchmark

S&P 500 Index				24.38	1.00	10.04

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.99

Price to Earnings Ratio (trailing 12 months)	21.68	x

Price to Book Ratio	2.89	x

Median Market Cap. ($B)	$14.7

Portfolio Turnover	58%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	2.20%

Intel Corporation	2.15%

Medtronic Incorporated	2.02%

eBay Incorporated	1.96%

First Data Corporation	1.66%

Cisco Systems Incorporated	1.60%

Goldman Sachs Group Incorporated	1.58%

Amgen Incorporated	1.53%

American International Group Incorporated	1.48%

Paychex Incorporated	1.41%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2    The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3    The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4    Sector distribution and portfolio characteristics are subject to change.

5    The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INDEX FUND

INVESTMENT OBJECTIVE

The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index1, before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Laurie R. White

Gregory T. Genung, CFA

INCEPTION DATE

01/31/87

PERFORMANCE HIGHLIGHTS

The Fund’s Institutional Class shares returned 24.22%2 for the 12-month period ended September 30, 2003, slightly underperforming the S&P 500 Index, which returned 24.38%. The Fund distributed $0.57 per share in dividend income and no capital gains during the period.

As an index fund, the Fund seeks to approximate the total rate of return of the S&P 500 Index less expenses – and the Fund did so during the fiscal year. The best performing sectors within the S&P 500 Index tended to be those that would typically benefit from accelerating economic growth.

For instance, the year was led by technology stocks, many of which were up 50% or more, including Hewlett-Packard and IBM, as sales and profits improved from depressed levels. Other strong performers for the Fund included Disney and McDonald’s, both of which were up more than 30%. These two companies benefited from better business decisions that led to growth in sales and profits.

The Fund’ holdings in the health care and telecommunications services sectors did not perform as well during the year. The health care sector faced tough competition in pharmaceuticals and political pressure to reduce health care costs, and overcapacity continued to plague the telecommunications industry.

STRATEGIC OUTLOOK

We expect earnings of S&P 500 Index stocks to continue to grow at a healthy clip in 2004. Inflation expectations are likely to remain in line with the very long-term historical norms for the U.S. economy. In addition, strong productivity growth may allow inflation to remain low. However, we remain cautious. With pricing power still weak throughout much of the economy, most businesses must rely on further cost cutting to sustain double-digit earnings growth. Given the strong advance in stock prices so far, investors will likely need to hear unambiguously positive economic news from this point forward for the market to continue to advance.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Index Fund.

1   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

2   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding Sales Charges
	1-Year	5-Year	10-Year

Wells Fargo Index Fund – Institutional Class	24.22	0.86	9.66

Benchmark

S&P 500 Index	24.38	1.00	10.04

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.00

Price to Earnings Ratio (trailing 12 months)	19.5	x

Price to Book Ratio	2.85	x

Median Market Cap ($B)	$7.9

Portfolio Turnover	3%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	3.12%

General Electric Company	3.12%

Wal-Mart Stores Incorporated	2.56%

Exxon Mobil Corporation	2.56%

Pfizer Incorporated	2.51%

Citigroup Incorporated	2.45%

Intel Corporation	1.88%

IBM Corporation	1.60%

American International Group Incorporated	1.58%

Johnson & Johnson	1.54%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Josephine Jiménez, CFA

Sabrina Yih, CFA

INCEPTION DATE

09/24/97

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 16.78%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the MSCI/EAFE Index2, which returned 26.01%.

The international markets began their recovery in the fourth quarter of 2002 with a brief interruption in the first quarter of 2003 due in part to the war in Iraq. From September 2002 through March 2003, the Japanese market was under pressure because of possible bank bankruptcies and the related sell-off by pension funds. However, beginning in May 2003, the momentum picked up due to foreign buying, particularly from European investors, as well as better economic indicators. European markets were also strong, driven by interest rate cuts and the resolution of the war in Iraq. Asian markets rebounded sharply after the economic impact of the SARS (severe acute respiratory syndrome) epidemic proved to be more muted than originally expected. A major feature of the reporting period was weakness of the U.S. dollar that aided returns in dollar terms.

The primary reason why the Fund underperformed its benchmark was its emphasis on defensive sector bets in beverages and food companies, which underperformed as global markets began to anticipate global economic recovery. However, the main contributors to the Fund’s positive performance were exposure to cyclical recovery sectors such as information technology and consumer discretionary and exposure to Japanese banking stocks late in the period, as investors became more confident about real banking reform.

The top performing holding for the Fund for the 12-month period was SAP AG, which gained market share and rose on the anticipation of consolidation in the software sector. Underperformers for the Fund included Sony, due to its downward revision of earnings projections, and Nintendo, due to the company’s lower revenue growth prospects and increasing competition in game consoles.

STRATEGIC OUTLOOK

We believe that the Fund is well positioned for economic recovery, with stock appreciation seen in the basic materials sector and other companies that benefit from economic growth, particularly in the North Asia region, notably Japan and China.

Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo International Equity Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Fund	1-Year	5-Year	Life of Fund

Wells Fargo International Equity Fund – Class A	10.02	0.61	(0.59)	16.78	1.81	0.39

Wells Fargo International Equity Fund – Class B	10.75	0.62	(0.37)	15.75	1.01	(0.37)

Wells Fargo International Equity Fund – Class C	13.66	0.82	(0.53)	15.77	1.01	(0.37)

Wells Fargo International Equity Fund – Institutional Class				16.83	1.99	0.54

Benchmark

MSCI/EAFE Index				26.01	0.55	(0.99)

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.86

Price to Earnings Ratio (trailing 12 months)	20.0	x

Price to Book Ratio	2.2	x

Median Market Cap. ($B)	$15.8

Portfolio Turnover	73%
*	A measure of the Fund’s sensitivity to market movements.
The	benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Total SA	3.24%

UFJ Holdings Incorporated	2.87%

Vodafone Group plc	2.78%

Nomura Holdings Incorporated	2.76%

Canon Incorporated	2.72%

Royal Bank of Scotland Group plc	2.65%

BHP Billiton Limited	2.37%

Royal Dutch Petroleum Company	2.29%

Koninklijke (Royal) Philips Electronics NV NY Shares	2.18%

Novartis AG	2.10%

PORTFOLIO COMPOSITION 4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Portfolio holdings and characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Cap Appreciation Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Cadence Capital Management

FUND MANAGERS

David Breed, CFA

William B. Bannick, CFA

Katherine A. Burdon, CFA

INCEPTION DATE

08/31/01

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 18.46%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%.

Virtually the entire shortfall in the Fund’s performance as compared to the S&P 500 Index occurred during the fourth quarter of 2002. After the market hit bottom in early October 2002, many deeply discounted stocks began to experience gains even though the companies involved failed to report improved earnings. Because of our emphasis on strong fundamentals and earnings growth, we owned relatively few of those companies whose share prices were rising. Still, our technology holdings returned 37% during the fiscal year. Health care stocks had the most significant favorable impact on the Fund’s relative performance, due to our focus on stocks of companies with new products or technologies.

Amazon.com was one of the best performers for the Fund during the period, more than doubling its stock price as the company continued to report improved financial results. The company received a special boost with the June release of the fifth book in the “Harry Potter” series. On the flip side, Lockheed Martin was one of the Fund’s worst performers, as investors avoided the stock due to fears of lower defense spending.

During the year, the Fund, in contrast to the S&P 500 Index, went from a neutral weight position to a weighted position in the technology sector because we believed that the outlook for certain segments of this sector, particularly storage and security, had improved. We funded the increase in the technology weighting by selling financial services stocks because we believed that the outlook had deteriorated for this sector since interest rates were more likely to rise in a strengthening economy.

STRATEGIC OUTLOOK

The U.S. economy continues to show improvement, with positive data reported in housing, manufacturing and factory orders. The one drawback is a relatively high rate of jobless claims, as many companies focus on profit growth before building up their workforce. We continue to seek out companies that we believe have products or services that may enhance productivity, such as technology, or might benefit from changing population trends, such as health care.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Cap Appreciation Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge		Excluding Sales Charge
	1-Year	Life of Fund	1-Year	Life of Fund

Wells Fargo Large Cap Appreciation Fund – Class A	11.65	(8.00)	18.46	(5.34)

Wells Fargo Large Cap Appreciation Fund – Class B	12.54	(7.61)	17.54	(6.06)

Wells Fargo Large Cap Appreciation Fund – Class C	15.50	(6.46)	17.67	(6.01)

Wells Fargo Large Cap Appreciation Fund – Institutional Class			18.68	(5.14)

Benchmark

S&P 500 Index			24.38	(4.46)

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.1

Price to Earnings Ratio (trailing 12 months)	23.4	x

Price to Book Ratio	3.4	x

Median Market Cap ($B)	$14.5

Portfolio Turnover	153%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	3.70%

Citigroup Incorporated	2.95%

Intel Corporation	2.01%

Exxon Mobil Corporation	1.73%

Wal-Mart Stores Incorporated	1.59%

JP Morgan Chase & Company	1.55%

Gilead Sciences Incorporated	1.54%

Adobe Systems Incorporated	1.46%

Cisco Systems Incorporated	1.45%

Johnson & Johnson	1.40%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Cap Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Systematic Financial Management, L.P.

FUND MANAGERS

D. Kevin McCreesh, CFA

Ronald M. Mushock, CFA

INCEPTION DATE

08/29/03

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (1.80)%1 for the one-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned (1.06)% for the same period.

The Fund commenced operations on August 29, 2003 and thus, only has one month of performance to report. Typically, measuring performance against a benchmark over such a short time frame has limited usefulness. That being said, stocks with low-quality characteristics, such as negative earnings surprises and negative estimate revisions, were positive contributors to the Fund. However, the Fund emphasized high-quality stocks, a strategy that detracted from its relative performance.

The Fund’s relative stock selection was strong in homebuilders, pharmaceuticals and health care providers, household products and beverages, and utilities. An underweight position in telecommunications services also contributed positively to the Fund’s performance. Stock selection hurt the Fund’s relative performance in information technology and financials.

Corning, which manufactures fiber optic cable for telecoms, was the major contributor to Fund performance after Verizon Communications announced a major capital spending program to extend fiber optic cable to homes using Corning as a supplier. Citigroup, which also contributed strong performance to the Fund’s portfolio, outperformed most other financial stocks and had the largest individual weighting in the Fund. Fund holdings that detracted from performance included Amdocs Ltd., which provides billing software to telecommunication companies and which experienced weakness due to profit margin pressures, and LSI Logic, which manufactures integrated circuits for consumer electronics and which declined amid concerns regarding foreign competition.

STRATEGIC OUTLOOK

We believe that for the first time in three years, the environment for stocks is conducive to positive performance. Global tensions, while still significant, have eased somewhat. Inflation and interest rates remain low, while the U.S. economy appears to be making some strides. Our strategy is to emphasize basic materials and technology stocks that may benefit from an economic rebound.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Cap Value Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge	Excluding Sales Charge
	Life of Fund*	Life of Fund*

Wells Fargo Large Cap Value Fund – Class A	(7.45)	(1.80)

Wells Fargo Large Cap Value Fund – Class B	(6.90)	(1.90)

Wells Fargo Large Cap Value Fund – Class C	(3.87)	(1.90)

Wells Fargo Large Cap Value Fund – Institutional Class		(1.80)

Benchmark

S&P 500 Index		(1.06)
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta**	1.02

Price to Earnings Ratio (trailing 12 months)	18.4	x

Price to Book Ratio	2.6	x

Median Market Cap ($B)	$31.0

Portfolio Turnover	3%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Citigroup Incorporated	4.23%

Exxon Mobil Corporation	3.04%

Bank of America Corporation	2.91%

Wachovia Corporation	2.65%

JP Morgan Chase & Company	2.40%

MGM Mirage	2.02%

Corning Incorporated	1.99%

Alcoa Incorporated	1.87%

Sovereign Bancorp Incorporated	1.85%

Affiliated Computer Services Incorporated Class A	1.70%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Large Cap Value Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

John S. Dale, CFA

Gary E. Nussbaum, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 27.35%1 for the 12-month period ended September 30, 2003, excluding sales charges, outperforming the S&P 500 Index2, which returned 24.38% during the period.

The Fund’s performance during the 12-month period can be segmented: it underperformed in the down markets of early 2003, but outperformed when the market was strong in the latter part of 2002 and the last three months of the reporting period. Many of the Fund’s previously underperforming holdings have bounced back and experienced the most gains in 2003 as compared to the Fund’s other holdings, led by technology stocks such as Cisco Systems and Intel. Meanwhile, more defensive stocks, such as Medtronic, Pfizer and American International Group lagged. Fund holdings such as eBay, Amgen, and Lowe’s have continued to provide stellar earnings growth and solid capital appreciation.

For the average company, cash flow rebounded significantly, with profit margins at levels not seen in decades. We believe this explains the stock market’s strong returns in 2003. A select group of companies such as Goldman Sachs, Cisco Systems and Intel, all Fund holdings, generated enormous amounts of free cash flow and had the opportunities to reinvest aggressively.

STRATEGIC OUTLOOK

We believe that going forward, we are likely to experience moderate economic growth. We expect earnings of S&P 500 Index stocks to continue to grow at a healthy pace in 2004. Inflation expectations are likely to remain in line with the very long-term historical norms for the U.S. economy. In addition, strong productivity growth will likely allow inflation to remain low.

The stock market today is rewarding most companies for their excess cash. However, the market has yet to differentiate among the companies with no choices and few opportunities versus those few companies with tremendous reinvestment and cash flow growth potential. We believe this is typical early stage market behavior coming out of a major bear market. We believe the differences among companies will soon unfold, and we are investing in those companies that we believe have the greatest growth potential.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Company Growth Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Large Company Growth Fund – Class A	20.02	0.73	9.63	27.35	1.93	10.29

Wells Fargo Large Company Growth Fund – Class B	21.45	0.97	9.57	26.45	1.35	9.57

Wells Fargo Large Company Growth Fund – Class C	24.26	1.16	9.46	26.51	1.37	9.57

Wells Fargo Large Company Growth Fund – Institutional Class				27.60	2.14	10.40

Benchmark

S&P 500 Index				24.38	1.00	10.04

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.29

Price to Earnings Ratio (trailing 12 months)	26.0	x

Price to Book Ratio	4.5	x

Median Market Cap ($B)	$27.9

Portfolio Turnover	13%

*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Microsoft Corporation	6.48%

Intel Corporation	6.31%

Medtronic Incorporated	5.95%

eBay Incorporated	5.75%

First Data Corporation	4.89%

Cisco Systems Incorporated	4.71%

Goldman Sachs Group Incorporated	4.64%

Amgen Incorporated	4.48%

American International Group Incorporated	4.36%

Paychex Incorporated	4.16%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND

INVESTMENT OBJECTIVE

The Wells Fargo Montgomery Emerging Markets Focus Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Josephine Jiménez, CFA

Frank Chiang

INCEPTION DATE

12/31/97

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 48.86%1 for the 12-month period ended September 30, 2003, excluding sales charges, outperforming the Morgan Stanley Capital International Emerging Markets Free Index2 (MSCI EMF), which returned 45.97%.

Emerging markets performed very well during the fiscal year, driven by low interest rates, improved earnings and a less volatile political environment. Because they possess raw materials and inexpensive labor, emerging markets tend to benefit more than other markets from an economic recovery. Thailand and Indonesia reduced their debt ahead of schedule, while South Korea and Taiwan benefited from ties to booming China, and Mexico and Brazil benefited from ties to the improving U.S. economy. In Russia, high oil prices provided a sizable cash windfall.

The Fund benefited from its sector holdings in financial services and telecommunications and geographically, from an overweight position in Brazil where Unibanco performed well because of an improved economy. The consumer discretionary and energy sectors, and holdings in South Africa and China/Hong Kong detracted from the Fund’s performance.

During the year, we increased the Fund’s position in basic materials from about 19% to about 45% of the Fund’s portfolio, primarily because these stocks usually perform well during economic rebounds. In addition, we increased the Fund’s weighting in technology from about 12% to about 21% of the portfolio. The portfolio’s weighting in Brazil increased from about 17% to about 25% because we were impressed with the new government’s progress in improving the business climate.

STRATEGIC OUTLOOK

We have been impressed with the strength and breadth of the rally in emerging markets and believe that opportunities exist for further gains. We also believe that inflation is unlikely to accelerate as economic growth picks up, leading to a long-awaited rebound in corporate profit growth. We expect to continue to add high quality stocks to the portfolio that we believe will diversify investment risks while further enhancing the Fund’s performance.

Investing in foreign securities entails additional risks that may not be present in domestic securities, including currency fluctuation, political and diplomatic instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. In addition to the greater exposure to the risks of foreign investing, emerging markets present considerable additional risks, including potential instability of emerging market countries and the increased susceptibility of emerging market economies to financial, economic and market events.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Montgomery Emerging Markets Focus Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Montgomery Emerging Markets Focus Fund for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Emerging Markets Focus Fund (the accounting survivor of a merger of the Montgomery Emerging Markets Focus Fund and Montgomery Emerging Markets Fund with the Wells Fargo Montgomery Emerging Markets Focus Fund), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds. Performance shown for the Class A,

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Fund	1-Year	5-Year	Life of Fund

Wells Fargo Montgomery Emerging Markets Focus Fund – Class A	40.30	17.56	9.87	48.86	18.96	11.01

Wells Fargo Montgomery Emerging Markets Focus Fund – Class B	42.81	18.51	10.69	47.81	18.71	10.79

Wells Fargo Montgomery Emerging Markets Focus Fund – Class C	45.25	17.58	9.71	47.72	17.82	9.91

Wells Fargo Montgomery Emerging Markets Focus Fund – Institutional Class				49.53	19.37	11.41

Benchmark

MSCI EMF Index				45.97	10.65	0.84

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.92

Price to Earnings Ratio (trailing 12 months)	17.3	x

Price to Book Ratio	1.4	x

Median Market Cap. ($B)	3.8

Portfolio Turnover	49%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Impala Platinum Holdings Limited	5.09%

Cemex SA de CV	5.05%

Samsung Electronics Company Limited	4.89%

Companhia Siderurgica Nacional SA	4.53%

Petroleo Brasileiro SA	4.39%

Grupo Mexico SA de CV Series B	3.99%

MMC Norilsk Nickel ADR	3.59%

Taiwan Semiconductor Manufacturing Company Limited	3.51%

Advanced Information Service Public Company Limited	3.49%

Brasil Telecom Partipacoes SA ADR	3.47%

PORTFOLIO COMPOSITION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect each Class’s fees and expenses. Performance shown for the Institutional Class shares of the Fund prior to June 9, 2003, reflects the performance of the predecessor fund’s Class R shares.

For Class A shares, the maximum front-end sales charge is 5.75% and a 2.00% redemption fee is assessed on Class A shares redeemed or exchanged within three months after purchase. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Portfolio holdings and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Montgomery Emerging Markets Focus Fund Class A and Institutional Class shares for the life of the Fund with the MSCI EMF Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The Wells Fargo Montgomery Institutional Emerging Markets Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Josephine Jiménez, CFA

Frank Chiang

INCEPTION DATE

12/17/93

PERFORMANCE HIGHLIGHTS

The Fund returned 48.56%1 for the 12-month period ended September 30, 2003, outperforming the Morgan Stanley Capital International Emerging Markets Free Index2 (MSCI EMF), which returned 45.97%.

Emerging markets performed very well during the fiscal year, driven by low interest rates, improved earnings and a less volatile political environment. Because they possess raw materials and inexpensive labor, emerging markets tended to benefit more than other markets from an economic recovery. Thailand and Indonesia reduced their debt ahead of schedule, while South Korea and Taiwan benefited from ties to booming China, and Mexico and Brazil benefited from ties to the improving U.S. economy. In Russia, high oil prices provided a sizable cash windfall.

The Fund benefited from its sector holdings in materials and information technology and geographically, from overweight positions in Brazil and Taiwan. The consumer discretionary and utilities sectors in South Africa and China/Hong Kong detracted from the Fund’s performance.

During the year, we increased the Fund’s position in basic materials from about 17% to about 24% of the portfolio, primarily because these stocks usually perform well during economic rebounds. In addition, we increased the Fund’s weighting in technology stocks by 15%. The portfolio’s weighting in Brazil increased from about 8% to about 14% because we were impressed with the new government’s progress in improving the business climate.

STRATEGIC OUTLOOK

We have been impressed with the strength and breadth of the rally in emerging markets and believe that opportunities exist for further gains. We also believe that inflation is unlikely to accelerate as economic growth picks up, leading to a long-awaited rebound in corporate profit growth. We expect to continue to add high quality stocks to the portfolio that we believe will diversify investment risks while further enhancing the Fund’s performance.

Investing in foreign securities entails additional risks that may not be present in domestic securities, including currency fluctuation, political and diplomatic instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. In addition to the greater exposure to the risks of foreign investing, emerging markets present considerable additional risks, including potential instability of emerging market countries and the increased susceptibility of emerging market economies to financial, economic and market events.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Montgomery Institutional Emerging Markets Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding Sales Charge
	1-Year	5-Year	Life of Fund

Wells Fargo Montgomery Institutional Emerging Markets Fund – Select Class	48.56	9.62	(1.24)

Benchmark

MSCI EMF Index	45.97	10.65	(0.76)

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.01

Price to Earnings Ratio (trailing 12 months)	15.4	x

Price to Book Ratio	1.6	x

Median Market Cap. ($B)	4.0

Portfolio Turnover	19%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Anglo American plc	4.25

Samsung Electronics Company Limited	3.76

Taiwan Semiconductor Manufacturing Company Limited	3.66

Petroleo Brasileiro SA ADR	3.23

POSCO	2.76

Compal Electronics Incorporated	2.33

YUKOS ADR	2.31

ABSA Group Limited	2.09

Kookmin Bank	2.01

Cemex SA de CV	1.91

PORTFOLIO COMPOSITION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for the Select Class shares of the Wells Fargo Montgomery Institutional Emerging Markets Fund for periods prior to June 9, 2003, reflects the performance of the single class of shares of the Montgomery Institutional Series: Emerging Markets Portfolio (the accounting survivor of a merger of the Montgomery Institutional Series: Emerging Markets Portfolio and the Wells Fargo Montgomery Institutional Emerging Markets Fund), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds. Select Class shares are sold without sales charges.

2   The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Portfolio holdings and characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Montgomery Institutional Emerging Markets Fund Select Class shares for the life of the Fund with the MSCI EMF Index. The chart assumes a hypothetical investment of $10,000 in the Select Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONTGOMERY MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Montgomery Mid Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Jerome “Cam” Philpott, CFA

Stuart Roberts

INCEPTION DATE

12/30/94

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 26.64%1 for the 12-month period ended September 30, 2003, excluding sales charges. The Fund’s Class A shares underperformed the Russell 2000® Index2, which returned 36.50%, and underperformed the Russell Midcap® Growth Index3, which returned 38.89%.

In general, the stock market has been strong since the end of the major combat phase of the war in Iraq. General consumer spending remained strong as auto, housing, and back-to-school retail sales were all ahead of expectations. The Fund’s holdings of financial services companies benefited from the robust markets and saw their share prices rise sharply. For example, AmeriTrade, a leading on-line brokerage firm and Fund holding, reported strong profits for the June quarter, as management controlled expenses, while revenue growth from higher trading volumes dramatically improved earnings.

The stock market’s upbeat tone touched most market segments. In energy, Murphy Oil, an exploration and production company, was a strong stock in the Fund’s portfolio, as the company’s drilling program in Malaysia continued to exceed expectations. In technology, Symantec Corporation, a security software company, was a strong contributor to Fund performance, as several viruses hit the Internet during the period. In the consumer area, companies in the travel and leisure sector held by the Fund saw business trends improve, and shares of Starwood Hotels and Royal Caribbean Cruise benefited. However, shares of radio companies held by the Fund, such as Westwood One, were the most disappointing stocks in the consumer sector, as local advertising continued to be sluggish with strong months followed by weak months.

STRATEGIC OUTLOOK

Although the economy is improving, investors continue to have concerns over employment levels. While it isn’t unusual for employment to lag the recovery, we believe that the poor employment data of recent months has generally received too much attention. We also believe that economic growth combined with sluggish hiring could result in stronger overall corporate profits, which in turn may lead to higher stock prices. Fundamentals ultimately determine the appropriate valuation for stocks, and we expect that our investment process will continue to seek out long-term successful companies.

Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies. In particular, medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Some of the medium-sized companies in which we invest may have more aggressive capital structures, including higher debt levels, or are involved in rapidly growing or changing industries, and/or new technologies.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Montgomery Mid Cap Growth Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

Performance shown for the Class A, Class B and Class C shares of the Wells Fargo Montgomery Mid Cap Growth Fund for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Mid Cap Fund (the accounting survivor of a merger of the Montgomery Mid Cap Fund and the Wells Fargo Montgomery Mid Cap Growth Fund), its

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Fund	1-Year	5-Year	Life of Fund

Wells Fargo Montgomery Mid Cap Growth Fund – Class A	19.36	1.29	7.28	26.64	2.50	8.01

Wells Fargo Montgomery Mid Cap Growth Fund – Class B	20.92	1.39	7.23	25.92	1.77	7.23

Wells Fargo Montgomery Mid Cap Growth Fund – Class C	23.42	1.52	7.08	25.67	1.73	7.20

Benchmarks

The Russell 2000® Index				36.50	7.46	9.42

Russell Midcap® Growth Index				38.89	4.49	9.65

CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.73

Price to Earnings (trailing 12 months)	26.7	x

Price to Book Ratio	2.9	x

Median Market Cap. ($B)	3.3

Portfolio Turnover	55%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

Leapfrog Enterprises Incorporated	3.33%

GTECH Holdings Corporation	2.90%

Brunswick Corporation	2.78%

Royal Caribbean Cruises Limited	2.71%

Nextel Communications Incorporated Class A	2.62%

Station Casinos Incorporated	2.42%

Entercom Communications Corporation	2.41%

WW Grainger Incorporated	2.38%

Yahoo! Incorporated	2.38%

Pharmaceutical Resources Incorporated	2.31%

SECTOR DISTRIBUTION5 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT6

predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds. Performance shown for the Class A shares reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect each Class’s fees and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

2   The Russell 2000® Index measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot directly invest in an index.

3   The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to book ratios and higher forecasted growth values. You cannot invest directly in an index.

4   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5   Sector distribution and portfolio characteristics are subject to change.

6   The chart compares the performance of the Wells Fargo Montgomery Mid Cap Growth Fund Class A shares for the life of the Fund with the Russell 2000® Index and the Russell Midcap® Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONTGOMERY SMALL CAP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Montgomery Small Cap Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Jerome “Cam” Philpott, CFA

Stuart Roberts

INCEPTION DATE

7/13/90

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 31.66%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the Russell 2000® Index2, which returned 36.50%, and also underperforming the Russell 2000 Growth® Index3, which returned 41.72% over the same period.

The recent surge in stock prices has benefited companies whose shares were depressed the most by the bear market. As a result, our investment style–which produced very good returns on an absolute basis–lagged the benchmark because we tended to focus on high quality companies. Nevertheless, the Fund enjoyed good performance in a wide array of industries.

Health care stocks performed well, particularly those companies involved in the discovery of new medicines. Among the strongest contributors to Fund performance was Pharmaceutical Resources, a generic drug company that announced positive news regarding two important products that significantly raised the company’s earnings potential. The first announcement concerned an important legal victory that cleared the way to launch a generic version of Ribavirin, a large market opportunity in the hepatitis-C category. The second positive development was the September launching of a generic version of the anti-depressant Paxil.

Indeed, most market sectors produced positive returns for the Fund during the year. In the financial sector, the Fund held many strong stocks that contributed to returns. For example, AmeriTrade, an on-line securities brokerage firm, reported strong earnings because management successfully controlled operating expenses while revenue growth advanced as a result of higher trading volumes. Within the technology sector, Cognizant, an information technology consultant, performed well for the Fund’s portfolio after posting good second-quarter results. The company’s offshore operation in India continued to take market share, and pricing was better than had generally been anticipated. In the consumer area, the Fund’s shares of Pacific Sunwear, a retailer serving the teen market, appreciated when the company’s comparable store sales performed well during the back-to-school season.

STRATEGIC OUTLOOK

Investor outlook toward the stock market is becoming increasingly positive. Money has started flowing into equities, and the prime beneficiaries of that liquidity during the past year were the most beaten down stocks. The transition towards a more positive investor outlook may benefit our focus on high quality companies.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Montgomery Small Cap Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Montgomery Small Cap Fund for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Small Cap Fund (the accounting survivor of a merger of the Montgomery Small Cap Fund’s Class P and Class R and the Wells Fargo Montgomery Small Cap Fund’s Class A), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds. Performance shown the Class A shares reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares of the Fund

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Montgomery Small Cap Fund – Class A	24.09	2.43	3.91	31.66	3.65	4.53

Wells Fargo Montgomery Small Cap Fund – Class B	25.58	2.50	3.74	30.58	2.86	3.74

Wells Fargo Montgomery Small Cap Fund – Class C	28.42	2.68	3.65	30.72	2.88	3.75

Wells Fargo Montgomery Small Cap Fund – Institutional Class				31.66	3.65	4.53

Benchmarks

Russell 2000® Index				36.50	7.46	8.28

Russell 2000 Growth® Index				41.72	2.75	4.45

CHARACTERISTICS[5] (AS OF SEPTEMBER 30, 2003)

Beta*	0.80

Price to Earnings Ratio (trailing 12 months)	24.7	X

Price to Book Ratio	2.8	X

Median Market Cap. ($B)	1.2

Portfolio Turnover	47%
*	A measure of the Fund’s sensitivity to market movements.

   The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[4] (AS OF SEPTEMBER 30, 2003)

Leapfrog Enterprises Incorporated	3.35%

Hollywood Entertainment Corporation	3.15%

GTECH Holdings Corporation	2.91%

Station Casinos Incorporated	2.47%

Pharmaceutical Resources Incorporated	2.34%

Radio One Incorporated Class D	2.30%

Nextel Partners Incorporated Class A	2.15%

Alliance Data Systems Corporation	1.98%

PerkinElmer Incorporated	1.85%

Zoran Corporation	1.84%

SECTOR DISTRIBUTION5 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT6

for periods prior to June 9, 2003, reflects the performance of the predecessor fund’s Class R shares, adjusted to reflect each Class’s fees and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund’s Class R shares, and includes expenses that are not applicable to the Institutional Class shares.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The Russell 2000® Index measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

3   The Russell 2000 Growth® Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

4   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5   Sector distribution and portfolio characteristics are subject to change.

6   The chart compares the performance of the Wells Fargo Montgomery Small Cap Fund Class A and Institutional Class shares for the most recent 10 years with the Russell 2000® Index and Russell 2000 Growth® Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE

The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Michael J. Stead

Kirk Hartman

INCEPTION DATE

07/02/62

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 16.12%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%. The Fund’s  Class A shares distributed $0.04 per share in dividend income and no capital gains during the period.

Interest rates fluctuated widely during the reporting period, particularly in the final quarter of the fiscal year due to conflicting comments from the Federal Reserve Board and changing views on the outlook for economic growth. Rates climbed through the summer to a twelve-month high early in September amid signs of a strengthening economy and a less optimistic view of inflation. Rates tumbled to a near three-month low by the end of September because of fresh economic outlook concerns and uncertainties over the effects of a weakening dollar on foreign demand for U.S. securities. Overall, however, financial services stocks lagged behind the S&P 500 Index during the period.

The Fund benefited from a relatively high concentration of regional banks, broker/dealers and credit card issuers that continued to profit from the still-wide margin between lending rates and the cost of funds. Capital One Financial and Bank of the Ozarks, stocks in which the Fund holds large positions, both outperformed during the reporting period. Capital One is a Virginia-based holding company that offers consumer financial products such as consumer lending and automobile financing. Its principal subsidiary, Capital One Bank offers lending and deposit products. Bank of the Ozarks, based in Arkansas, is a regional bank that provides a wide range of retail and commercial banking services.

The volatility of the financial services sector was unusually high during the reporting period due to dramatic declines and subsequent spikes in interest rates. The Fund’s manager took advantage of stock price fluctuations by purchasing holdings for the Fund that he believed would contribute to the Fund’s long-term performance.

STRATEGIC OUTLOOK

We expect the Fund to continue to benefit from a healthier stock market, as higher trading volume boosts financial conglomerates and broker/dealers. Regional banks and credit card companies could continue to benefit from healthy interest-rate margins, as well as an improving economy. We believe that the Fund’s current allocation may allow it to capture the best earnings growth rates within financial services while maintaining a conservative and diversified portfolio.

The Wells Fargo SIFE Specialized Financial Services Fund is a non-diversified fund and entails additional risks. Non-diversified funds are more susceptible to financial, market and economic events affecting the particular issuers and industry sectors in which they invest. The financial services sector involves additional risks because the sector may be more greatly impacted by changing interest rates and/or economic conditions and is generally subject to greater regulation than other industries in the overall stock markets.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo SIFE Specialized Financial Services Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through February 24, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo SIFE Specialized Financial Services Fund – Class A	9.44	4.14	10.80	16.12	5.39	11.46

Wells Fargo SIFE Specialized Financial Services Fund – Class B	10.21	4.08	10.47	15.21	4.42	10.47

Wells Fargo SIFE Specialized Financial Services Fund – Class C	13.16	4.13	10.31	15.30	4.34	10.42

Benchmark

S&P 500 Index				24.38	1.00	10.04

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.63

Price to Earnings Ratio (trailing 12 months)	14.1	x

Price to Book Ratio	2.1	x

Median Market Cap. ($B)	7.4

Portfolio Turnover	356%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Capital One Financial Corporation	8.12%

MBNA Corporation	5.39%

Citigroup Incorporated	5.35%

JP Morgan Chase & Company	5.22%

Bank of America Corporation	5.16%

Goldman Sachs Group Incorporated	4.48%

Bear Stearns Companies Incorporated	4.13%

American International Group Incorporated	4.11%

Wachovia Corporation	4.03%

Lehman Brothers Holdings Incorporated	3.93%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A, Class B and Class C of the SIFE Trust Fund, its predecessor fund. Effective at the close of business on February 22, 2002, the SIFE Trust Fund was reorganized into the Wells Fargo Funds. Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio’s Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period form May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class’s fees and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Jerome “Cam” Philpott, CFA

Allen J. Ayvazian

INCEPTION DATE

11/01/94

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 33.44%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the Russell 2000® Index2, which returned 36.50%.

As the year progressed, domestic macroeconomic issues took center stage as international events commanded less attention from investors. Most surveys suggested improving economic trends, but some, specifically employment, showed weakness. By September, investors seemed convinced of the economy’s strength, yet pockets of skepticism persisted regarding the durability of this expansion. Still, corporate profits advanced in a low inflationary environment, leading to a strong rebound in stocks, particularly small cap shares.

One of the best sectors for the Fund was biotechnology, as investors became more receptive to companies in which profit expectations were long term in nature. For example, Inspire Pharmaceutical, a drug discovery company and Fund holding, is developing a medication that treats “dry-eye,” a medical condition affecting a large population, where the therapies currently on the market are sub-optimal. The FDA granted priority review status for Inspire’s application in August. While priority review doesn’t guarantee approval, it does significantly shorten the regulatory timeline for the drug, and it indicates that current approved therapies are deficient. MGI Pharmaceutical, a specialty pharmaceutical company and Fund holding, performed strongly after the company received FDA approval for its drug Aloxi, a treatment for nausea associated with chemotherapy.

In general, areas that are considered sensitive to economic recovery performed well, such as technology and basic materials. However, there were some exceptions. The Fund’s holdings in radio stocks, such as Cumulus Media and Radio One, were the most disappointing stocks in the consumer sector as local advertising remained sluggish. Looking towards 2004, we believe that advertising earnings will improve as the economy strengthens, the Olympics approach and political campaigns accelerate. The high turnover for the Fund during the reporting period was primarily driven by market volatility. We took advantage of this volatility by selling Fund holdings that had reached their target price and investing the proceeds in new holdings that we believed would benefit the performance of the Fund.

STRATEGIC OUTLOOK

Small-cap growth stock performance is extremely sensitive to investor sentiment. As we have seen in the past several months, sentiment has improved along with easing of war tensions and better economic indicators. In an effort to take advantage of market opportunities, we will continue our strategy of investing in a broadly diversified portfolio of high quality companies.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Cap Growth Fund.

1    Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Fund	1-Year	5-Year	Life of Fund

Wells Fargo Small Cap Growth Fund – Class A	25.80	1.23	8.20	33.44	2.43	8.92

Wells Fargo Small Cap Growth Fund – Class B	27.26	1.29	8.17	32.26	1.67	8.17

Wells Fargo Small Cap Growth Fund – Class C	30.04	1.46	8.04	32.30	1.66	8.16

Wells Fargo Small Cap Growth Fund – Institutional Class				33.50	2.72	9.50

Benchmark

Russell 2000® Index				36.50	7.46	9.06

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.62

Price to Earnings Ratio (trailing 12 months)	24.6	x

Price to Book Ratio	2.9	x

Median Market Cap. ($B)	1.2

Portfolio Turnover	201%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Leapfrog Enterprises Incorporated	3.33%

Hollywood Entertainment Corporation	3.16%

GTECH Holdings Corporation	2.87%

Station Casinos Incorporated	2.42%

Radio One Incorporated Class D	2.30%

Pharmaceutical Resources Incorporated	2.28%

Nextel Partners Incorporated Class A	2.18%

Alliance Data Systems Corporation	1.94%

Zoran Corporation	1.82%

PerkinElmer Incorporated	1.81%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to December 15, 1997, reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The Russell 2000® Index is an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000® Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Schroder Investment Management North America Inc.

FUND MANAGER

Jenny B. Jones

INCEPTION DATE

08/01/93

PERFORMANCE HIGHLIGHTS

The Fund returned 28.47%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the Russell 2000® Index2, which returned 36.50%. The Fund distributed no dividend income and $1.32 per share in capital gains during the period.

The Fund performed very well over the reporting period; however, on a relative basis, it lagged its benchmark. Most of the underperformance relative to the benchmark occurred in the second quarter of 2003. Investor sentiment started to improve and the dynamics driving the small cap market rotated away from a focus on higher quality companies with earnings–upon which the Fund tends to focus–to the lower quality micro-cap stocks, many of which have no earnings or positive cash flow.

On a sector basis, the Fund underperformed in consumer discretionary, health care, technology and utilities during the period. Michaels Stores, an arts and crafts specialty retailer, was the greatest detractor to the Fund’s performance as the stock price declined due to sporadic store performance. Charles River Laboratories, which provides animal research models required in the research and development for new drugs, also performed poorly for the Fund.

On a positive note, the Fund outperformed the Russell 2000® Index in several sectors including basic materials and processing; producer durables; consumer staples; energy; automotive and transportation; and financial services. NBTY, a manufacturer, marketer and retailer of a broad line of value-priced nutritional supplements made the greatest contribution to Fund performance based on news of an acquisition that had previously generated uncertainty. Photon Dynamics, a supplier to the flat panel screen industry, ranked second. The stock’s performance reflected the strong demand for flat panel displays in notebook PCs, and their emerging use as televisions, where they have the potential to displace traditional CRT tubes.

STRATEGIC OUTLOOK

Reflecting the economic recovery, investor confidence continues to build. Small capitalization stocks historically have performed well during times of economic recovery. We remain dedicated to building a strong portfolio of companies that we believe possess solid long-term fundamentals and the potential for significant price appreciation.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

The views expressed are as of September 30, 2003, and are those of the Fund’s manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Cap Opportunities Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to the shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding Sales Charge
	1-Year	5-Year	10-Year

Wells Fargo Small Cap Opportunities Fund – Institutional Class	28.47	13.10	14.21

Benchmark

Russell 2000® Index	36.50	7.46	8.28

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.04

Price to Earnings Ratio (trailing 12 months)	24.30	x

Price to Book Ratio	2.31	x

Median Market Cap. ($B)	0.99

Portfolio Turnover	152%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Network Associates Incorporated	3.20%

Fisher Scientific International	2.51%

Platinum Underwriters Holdings Limited	2.46%

Reinsurance Group of America	2.36%

Amphenol Corporation Class A	2.35%

NBTY Incorporated	2.19%

Millipore Corporation	2.15%

Petco Animal Supplies Incorporated	1.80%

Davita Incorporated	1.70%

Apria Healthcare Group	1.66%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

2   The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Institutional Class shares for the most recent ten years with the Russell 2000® Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Robert B. Mersky, CFA

Paul E. von Kuster, CFA

Daniel J. Hagen, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

The Fund’s Institutional Class shares returned 37.58%1 for the 12-month period ended September 30, 2003, outperforming the Russell 2000® Index2, which returned 36.50%.

Much of this strong performance can be attributed to a growing optimism regarding the prospects for the economy and earnings, as well as strong company-specific events related to the Fund’s holdings. Two of the Fund’s best contributors over the period were WebMD and JB Hunt Transport Services. WebMD shares rose strongly as the company’s profitability improved and investors recognized its position as a leader in health care transaction processing, physician office software and Web-portal services. JB Hunt, a leader in the truckload segment of the trucking industry, saw earnings more than double in 2002 and continue to advance at a 60% rate in 2003, as the company benefited from a management-led turnaround and industry consolidation.

Two speculative periods within the 12-month timeframe, during the fourth quarter of 2002 and the second quarter of 2003, posed a more difficult environment for our fundamentally focused approach. In both instances, the smallest and most speculative stocks in the benchmark moved sharply higher, to the disadvantage of the Fund. However, the market began to broaden into more fundamentally sound companies as 2003 progressed, and the Fund made up considerable ground on the benchmark near the end of the reporting period. The fact that more than 85% of the Fund’s holdings met our earnings expectations on a quarterly basis was the most important contributor to overall Fund performance.

STRATEGIC OUTLOOK

During the late 1990’s, investors focused exclusively on “new economy” stocks, and did not invest in other successful companies outside of that select group. During the bursting of the technology bubble, investors again ignored fundamentally solid companies seeking to avoid market risk. More recently, we have seen a renewal of the linkage between earnings and valuations. This return to market norms that have stood the test of time may benefit the Fund’s portfolio going forward.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Company Growth Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Excluding Sales Charge
	1-Year	5-Year	10-Year

Wells Fargo Small Company Growth Fund – Institutional Class	37.58	6.09	7.61

Benchmark

Russell 2000® Index	36.50	7.46	8.28

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.2

Price to Earnings Ratio (trailing 12 months)	23	x

Price to Book Ratio	2.6	x

Median Market Cap ($B)	0.80

Portfolio Turnover	163%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Brink’s Company	1.56%

Omnicare Incorporated	1.56%

Moore Wallace Incorporated	1.46%

VCA Antech Incorporated	1.45%

CSK Auto Corporation	1.43%

Pioneer Natural Resources	1.36%

Ingram Micro Incorporated Class A	1.34%

Cephalon Incorporated	1.32%

Ruby Tuesday Incorporated	1.26%

Sports Authority Incorporated	1.25%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results. Institutional Class shares are sold without sales charges.

2   The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares for the most recent ten years with the Russell 2000® Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Company Value Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

INCEPTION DATE

06/01/97

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 37.20%1, excluding sales charges, for the 12-month period ended September 30, 2003, outperforming the Russell 2000® Index2, which returned 36.50% during the same period. The Fund’s Class A shares distributed no dividend income and less than $0.005 per share in capital gains during the period.

Fund performance was very strong over the 12-month period as markets rebounded off of their lows set in early October 2002. The Fund’s emphasis on economically cyclical stocks such as automotive and other transportation stocks was very beneficial. The Fund’s top performing holding was AirTran Holdings, a rapidly growing regional airline operator with Atlanta as its hub city.

Technology stocks were another key sector for the Fund’s returns during the reporting period. Just as investors bid technology stocks up to excessively high levels during the market bubble of 2000, investors oversold these positions in the third quarter of 2002. Many of the technology positions that were entered into by the portfolio during this time were selling at less than two times their net cash on the balance sheet. Our focus was to identify those technology companies that had the best products and were most attractively positioned for improvement in their respective market. This strategy worked out well and the Fund realized a significant upside during the reporting period.

Consumer staples was the poorest performing sector for the Fund during the period. Investor rotation away from defensive sectors as the market recovered contributed to the selling pressure in this sector. For example, one Fund holding, Interstate Bakeries, a nationwide producer of branded baked goods, declined sharply after failing to meet earnings forecasts. Fortunately, the weight of this sector in the Fund’s portfolio as a whole was rather small.

STRATEGIC OUTLOOK

The markets have now rallied from their lows and are in a position to improve if the economy continues to improve over the next six months. However, the economy is in the early stages of a recovery and could experience a relapse. If an economic recovery continues for the rest of the calendar year, it would mark the end of the bear market cycle that began when the technology bubble burst in early 2000.

There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer’s financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Company Value Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Fund	1-Year	5-Year	Life of Fund

Wells Fargo Small Company Value Fund – Class A	29.31	11.08	9.66	37.20	12.40	10.69

Wells Fargo Small Company Value Fund – Class B	31.23	11.29	9.86	36.23	11.55	9.86

Wells Fargo Small Company Value Fund – Class C	33.88	11.33	9.69	36.23	11.55	9.86

Wells Fargo Small Company Value Fund – Institutional Class				37.51	12.60	10.88

Benchmark

Russell 2000® Index				36.50	7.46	5.34

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.85

Price to Earnings Ratio (trailing 12 months)	16	x

Price to Book Ratio	1.37	x

Median Market Cap ($B)	0.62

Portfolio Turnover	80%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Ameristar Casinos Incorporated	1.62%

Triad Hospitals Incorporated	1.58%

Technitrol Incorporated	1.53%

Fairchild Semiconductor International Incorporated	1.49%

Intergraph Corporation	1.46%

Pennsylvania Real Estate Investment Trust	1.40%

Alliant Energy Corporation	1.33%

GATX Corporation	1.30%

Duane Reade Incorporated	1.30%

WCI Communities Incorporated	1.30%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for the Wells Fargo Small Company Value Fund Class A, Class B and Institutional Class shares prior to January 31, 2002 and Class C shares prior to August 31, 2002 in the average annual total return table reflects the performance of the Wells Fargo Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of each share class of the Fund. The Wells Fargo Small Company Value Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

2   The Russell 2000® Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by the total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4    Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000® Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE

The Wells Fargo Specialized Health Sciences Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Dresdner RCM Global Investors LLC

FUND MANAGERS

Michael Dauchot, M.D. is the lead portfolio manager and is supported by Dresdner RCM Global Investors LLC’s Health Care Team

INCEPTION DATE

04/02/01

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 21.77%1 for the 12-month period ended September 30, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 24.38%.

The most important factor that drove performance during the reporting period was overweighting the Fund’s biotechnology holdings and underweighting the Fund’s large-cap pharmaceuticals holdings. Biotechnology was emphasized due to its relatively low valuation and the potential for positive news in research and development. We underweighted the Fund’s holdings in large-cap pharmaceuticals due to continued competitive threats from generic drug companies, and lack of an R&D pipeline that could offset that risk.

The biggest contributor to Fund performance was Genentech, which presented highly positive data on its new cancer drug Avastin, news that more than doubled the company’s market capitalization. Boston Scientific was the biggest non-biotechnology contributor to Fund performance, largely because the company revealed earlier in the year that it had a viable drug-coated stent program, and then followed up with a presentation of data at a medical conference that was better than expected.

The most important factor detracting from Fund performance during the reporting period was an overweight position in health care services, particularly hospital management companies. This strategy hurt performance primarily early in the period, after which time we dramatically reduced the Fund’s exposure to hospital management stocks. We continue to maintain an overweight position in HMO stocks, but no longer own hospital management companies.

STRATEGIC OUTLOOK

Over the next several months, we should finally learn the fate of a possible Medicare drug benefit bill, a development that could spur the valuations of pharmaceutical companies and drug distributors. Other developments that could potentially affect performance include Medicare’s AWP (average wholesale price) pricing of cancer drugs and the outcome of next year’s Presidential election.

Indeed, we believe that the best opportunities continue to present themselves in the biotechnology sector, particularly among companies developing cancer drugs. In medical technology, we continue to like orthopedic and cardiovascular companies, as both of these industries are developing groundbreaking new products from the integration of traditional metals and polymers with biomaterials and new ceramics.

The Wells Fargo Specialized Health Sciences Fund is a non-diversified fund and entails additional risks. Non-diversified funds are more susceptible to financial, market and economic events affecting the particular issuers and industry sectors in which they invest. The health sciences sector involves additional risks because the sector is rapidly changing and may be impacted by such factors as government regulation, uncertain demand and the risk that products may become obsolete. Foreign securities involve additional risks including currency fluctuations, economic and political instability and market illiquidity.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Specialized Health Sciences Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge		Excluding Sales Charge
	1-Year	Life of Fund	1-Year	Life of Fund

Wells Fargo Specialized Health Sciences Fund – Class A	14.77	(4.28)	21.77	(1.99)

Wells Fargo Specialized Health Sciences Fund – Class B	15.73	(4.04)	20.73	(2.77)

Wells Fargo Specialized Health Sciences Fund – Class C	18.50	(3.12)	20.70	(2.73)

Benchmark

S&P 500 Index			24.38	(4.41)

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	0.85

Price to Earnings Ratio (trailing 12 months)	42.8	x

Price to Book Ratio	4.0	x

Median Market Cap. ($B)	4.9

Portfolio Turnover	150%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Pfizer Incorporated	6.48%

Amgen Incorporated	5.32%

Merck & Company Incorporated	4.73%

Wyeth	4.24%

Medtronic Incorporated	3.52%

Stryker Corporation	3.51%

Genentech Incorporated	3.35%

Aetna Incorporated	3.28%

St Jude Medical Incorporated	3.20%

AmerisourceBergen Corporation	3.15%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

2   The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Specialized Health Sciences Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Dresdner RCM Global Investors LLC

FUND MANAGERS

Walter C. Price, Jr., CFA serves as the lead portfolio manager and is supported by the Dresdner RCM Global Investors LLC’s Technology Research Team.

INCEPTION DATE

09/18/00

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 76.23%1 for the twelve-month period ended September 30, 2003, excluding sales charges, outperforming the S&P 500 Index2, which returned 24.38%.

The technology sector outperformed the overall stock market during the fiscal year. Yahoo! Japan was the major contributor to the Fund’s performance. The company went from selling at a discount to other global Internet companies to a value as high as any of them. The latest positive news is that the company is moving to the Tokyo Stock Exchange from being traded over the counter.

Throughout the period, our concern was that the stretched balance sheets of both consumers and businesses would temper a recovery and cause it to be less robust than usual. However, we felt that this could help keep interest rates low and valuations stable. We believed that the key was to find the real growth companies in technology, not just the companies everyone was hoping would recover. This plan led us to dramatically overweight the Fund’s holdings in the Internet sector and to significantly underweight holdings in the semiconductor and hardware areas. Semiconductors performed better than we expected, particularly Intel, but the Internet sector did even better, so we believe that our decision was a good one.

Two stocks that hurt the Fund’s performance were Nokia and Network Associates. These companies are not expensive, but the elusive recovery in cell phones and security proved disappointing to investors and company management. We are still hopeful that some of the promise of camera and color phones, as well as security and network diagnostics, will come to fruition.

STRATEGIC OUTLOOK

Our Internet weighting has grown, partly by adding Chinese companies to our holdings. The Fund’s portfolio is comprised of many Asian stocks because of the higher growth rates and lower valuations available in China, Korea, Taiwan and Japan. We are still believers in a moderate U.S. economic recovery and see the potential for earnings growth in many U.S. technology companies.

The Wells Fargo Specialized Technology Fund is a non-diversified fund and entails additional risks. Non-diversified funds are more susceptible to financial, market and economic events affecting the particular issuers and industry sectors in which they invest. Technology stocks involve additional risks because such companies are subject to extreme price and volume fluctuation and investing in the securities of smaller, “start-up” technology companies can result in significant losses because they may have more limited trading markets. Foreign securities involve additional risks, including currency fluctuations, economic and political instability and market illiquidity. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

The views expressed are as of September 30, 2003, and are those of the Fund’s managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Specialized Technology Fund.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Current performance is available at the Fund’s Web site – www.wellsfargofunds.com.

PERFORMANCE HIGHLIGHTS	WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	Including Sales Charge		Excluding Sales Charge
	1-Year	Life of Fund	1-Year	Life of Fund

Wells Fargo Specialized Technology Fund – Class A	65.82	(27.93)	76.23	(26.50)

Wells Fargo Specialized Technology Fund – Class B	70.80	(28.93)	75.80	(27.00)

Wells Fargo Specialized Technology Fund – Class C	72.76	(27.30)	75.34	(27.06)

Benchmark

S&P 500 Index			24.38	(10.28)

CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Beta*	1.39

Price to Earnings Ratio (trailing 12 months)	63.3	x

Price to Book Ratio	4.4	x

Median Market Cap. ($B)	4.0

Portfolio Turnover	276%
*	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF SEPTEMBER 30, 2003)

Yahoo! Japan Corporation	4.04%

Sina Corporation	3.82%

National Semiconductor Corporation	3.56%

Utstarcom Incorporated	3.44%

Samsung Electronics-GDR	3.27%

Seagate Technology	3.20%

Yahoo! Incorporated	3.17%

Red Hat Incorporated	2.95%

Netease.Com Incorporated ADR	2.90%

Softbank Corporation	2.83%

SECTOR DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Sector distribution and portfolio characteristics are subject to change.

5   The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

DIVERSIFIED EQUITY FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Disciplined Growth Portfolio	$33,965,294

N/A	Wells Fargo Equity Income Portfolio	263,911,628

N/A	Wells Fargo Index Portfolio	333,371,038

N/A	Wells Fargo International Equity Portfolio	202,952,987

N/A	Wells Fargo Large Cap Appreciation Portfolio	33,441,088

N/A	Wells Fargo Large Cap Value Portfolio	65,713,370

N/A	Wells Fargo Large Company Growth Portfolio	263,783,962

N/A	Wells Fargo Small Cap Index Portfolio	44,440,370

N/A	Wells Fargo Small Company Growth Portfolio	44,791,939

N/A	Wells Fargo Small Company Value Portfolio	44,714,552

Total Investment In Master Portfolios (Cost $1,059,985,758)		1,331,086,228

Total Investment In Master Portfolios (Cost $1,059,985,758)	100.03%	$1,331,086,228

Other Assets and Liabilities, Net	(0.03)	(338,533)

Total Net Assets	100.00%	$1,330,747,695

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

DIVERSIFIED SMALL CAP FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Small Cap Index Portfolio	$95,343,346

N/A	Wells Fargo Small Company Growth Portfolio	94,837,014

N/A	Wells Fargo Small Company Value Portfolio	95,480,652

Total Investment In Master Portfolios (Cost $255,561,742)		285,661,012

Total Investment In Master Portfolios (Cost $255,561,742)	100.00%	$285,661,012

Other Assets and Liabilities, Net	0.00	(11,048)

Total Net Assets	100.00%	$285,649,964

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Equity Income Portfolio	$1,180,463,783

Total Investment In Master Portfolios (Cost $1,285,294,656)		1,180,463,783

Total Investment In Master Portfolios (Cost $1,285,294,656)	100.12%	$1,180,463,783

Other Assets and Liabilities, Net	(0.12)	(1,460,850)

Total Net Assets	100.00%	$1,179,002,933

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Common Stocks – 97.02%

Amusement & Recreation Services – 0.15%

4,304	Harrah’s Entertainment Incorporated	$181,241

13,407	International Game Technology	377,407

		558,648

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.12%

5,019	Jones Apparel Group Incorporated	150,218

4,213	Liz Claiborne Incorporated	143,453

4,238	VF Corporation	164,901

		458,572

Apparel & Accessory Stores – 0.47%

34,950	Gap Incorporated	598,344

13,296	Kohl’s Corporation†	711,336

20,486	Limited Brands	308,929

5,330	Nordstrom Incorporated	132,237

		1,750,846

Automotive Dealers & Gasoline Service Stations – 0.14%

11,040	Autonation Incorporated†	193,641

3,511	Autozone Incorporated†	314,340

		507,981

Automotive Repair, Services & Parking – 0.02%

2,462	Ryder System Incorporated	72,186

Building Construction-General Contractors & Operative Builders – 0.13%

2,443	Centex Corporation	190,260

1,866	KB Home	111,326

2,397	Pulte Homes Incorporated	163,020

		464,606

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 1.25%

90,166	Home Depot Incorporated	2,871,787

30,602	Lowe’s Companies Incorporated	1,588,244

5,761	Sherwin-Williams Company	169,431

		4,629,462

Business Services – 7.16%

9,098	Adobe Systems Incorporated	357,187

4,387	Autodesk Incorporated	74,667

23,468	Automatic Data Processing Incorporated	841,328

9,155	BMC Software Incorporated†	127,529

39,970	Cendant Corporation†	747,039

6,487	Citrix Systems Incorporated†	143,233

22,686	Computer Associates International Incorporated	592,331

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

Business Services (continued)

7,347	Computer Sciences Corporation†	$276,027

14,836	Compuware Corporation†	79,521

19,095	Concord EFS Incorporated†	261,029

5,806	Convergys Corporation†	106,482

2,169	Deluxe Corporation	87,064

24,919	eBay Incorporated†	1,333,416

5,714	Electronic Arts Incorporated†	527,002

18,773	Electronic Data Systems Corporation	379,215

5,533	Equifax Incorporated	123,220

29,352	First Data Corporation	1,172,906

7,581	Fiserv Incorporated†	274,660

9,538	IMS Health Incorporated	201,252

15,290	Interpublic Group of Companies Incorporated	215,895

8,053	Intuit Incorporated†	388,477

3,350	Mercury Interactive Corporation†	152,124

421,331	Microsoft Corporation	11,708,788

4,387	Monster Worldwide Incorporated†	110,465

3,743	NCR Corporation†	118,616

14,455	Novell Incorporated†	77,045

7,398	Omnicom Group Incorporated	531,546

205,754	Oracle Corporation†	2,308,560

10,377	Parametric Technology Corporation†	32,376

14,473	Peoplesoft Incorporated†	263,264

6,677	Robert Half International Incorporated†	130,202

19,211	Siebel Systems Incorporated†	186,731

126,743	Sun Microsystems Incorporated†	419,518

11,160	Sungard Data Systems Incorporated†	293,620

5,796	Symantec Corporation†	365,264

12,863	Unisys Corporation†	174,036

16,277	Veritas Software Corporation†	511,097

23,672	Yahoo! Incorporated†	837,515

		26,530,247

Chemicals & Allied Products – 11.74%

61,258	Abbott Laboratories	2,606,528

8,918	Air Products & Chemicals Incorporated	402,202

2,302	Alberto-Culver Company Class B	135,404

49,428	Amgen Incorporated†	3,191,566

4,335	Avery Dennison Corporation	219,004

9,215	Avon Products Incorporated	594,920

5,826	Biogen Incorporated†	222,728

76,067	Bristol-Myers Squibb Company	1,951,879

7,315	Chiron Corporation†	378,112

8,505	Clorox Company	390,124

21,114	Colgate-Palmolive Company	1,180,061

35,929	Dow Chemical Company	1,169,130

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Chemicals & Allied Products (continued)

39,086	Du Pont (EI) de Nemours & Company	$1,563,831

3,036	Eastman Chemical Company	101,706

10,312	Ecolab Incorporated	260,378

44,091	Eli Lilly & Company	2,619,005

14,245	Forest Laboratories Incorporated†	732,905

8,468	Genzyme Corporation†	391,645

40,074	Gillette Company	1,281,567

1,971	Great Lakes Chemical Corporation	39,637

3,682	International Flavors & Fragrances Incorporated	121,801

9,447	King Pharmaceuticals Incorporated†	143,122

9,892	Medimmune Incorporated†	326,535

87,997	Merck & Company Incorporated	4,454,408

10,259	Monsanto Company	245,600

309,828	Pfizer Incorporated	9,412,575

6,660	PPG Industries Incorporated	347,785

6,375	Praxair Incorporated	394,931

50,809	Procter & Gamble Company	4,716,091

8,713	Rohm & Haas Company	291,450

57,644	Schering-Plough Corporation	878,495

2,781	Sigma-Aldrich Corporation	144,445

4,201	Watson Pharmaceuticals Incorporated†	175,140

52,114	Wyeth	2,402,456

		43,487,166

Communications – 4.43%

12,215	Alltel Corporation	566,043

30,855	AT&T Corporation	664,925

106,424	AT&T Wireless Services Incorporated†	870,548

16,318	Avaya Incorporated†	177,866

72,477	BellSouth Corporation	1,716,255

5,616	CenturyTel Incorporated	190,326

24,100	Clear Channel Communications Incorporated	923,030

88,254	Comcast Corporation Class A†	2,725,284

40,345	Nextel Communications Incorporated Class A†	794,393

66,532	Qwest Communications International Incorporated†	226,209

130,383	SBC Communications Incorporated	2,901,022

35,282	Sprint Corporation – FON Group	532,758

40,162	Sprint Corporation – PCS Group†	230,128

12,558	Univision Communications Incorporated Class A†	400,978

107,930	Verizon Communications Incorporated	3,501,249

		16,421,014

Construction – Special Trade Contractors – 0.05%

2,692	Whirlpool Corporation	182,437

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

Depository Institutions – 10.46%

13,778	Amsouth Bancorporation	$292,369

58,788	Bank of America Corporation	4,587,816

30,258	Bank of New York Company Incorporated	880,810

44,830	Bank One Corporation	1,732,680

21,886	BB&T Corporation	785,926

8,830	Charter One Financial Incorporated	270,198

202,028	Citigroup Incorporated	9,194,294

6,874	Comerica Incorporated	320,328

22,535	Fifth Third Bancorp	1,250,016

4,956	First Tennessee National Corporation	210,432

41,265	FleetBoston Financial Corporation	1,244,140

5,990	Golden West Financial Corporation	536,165

8,972	Huntington Bancshares Incorporated	177,556

79,713	JP Morgan Chase & Company	2,736,547

16,592	Keycorp	424,257

8,895	Marshall & Ilsley Corporation	280,370

16,932	Mellon Financial Corporation	510,330

24,004	National City Corporation	707,158

6,147	North Fork Bancorporation Incorporated	213,608

8,649	Northern Trust Corporation	367,064

11,099	PNC Financial Services Group Incorporated	528,090

8,716	Regions Financial Corporation	298,523

13,351	SouthTrust Corporation	392,386

13,044	State Street Corporation	586,980

10,991	SunTrust Banks Incorporated	663,527

11,914	Synovus Financial Corporation	297,731

7,790	Union Planters Corporation	246,476

75,337	US Bancorp	1,807,335

52,789	Wachovia Corporation	2,174,379

36,515	Washington Mutual Incorporated	1,437,596

65,737	Wells Fargo & Company‡	3,385,456

3,537	Zions Bancorporation	197,541

		38,738,084

Eating & Drinking Places – 0.48%

6,605	Darden Restaurants Incorporated	125,495

49,930	McDonald’s Corporation	1,175,352

4,452	Wendy’s International Incorporated	143,800

11,478	Yum! Brands Incorporated†	339,978

		1,784,625

Educational Services – 0.12%

6,876	Apollo Group Incorporated Class A†	454,022

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Electric, Gas & Sanitary Services – 3.07%

24,042	AES Corporation†	$178,392

4,932	Allegheny Energy Incorporated†	45,078

8,204	Allied Waste Industries Incorporated†	88,603

6,326	Ameren Corporation	271,449

15,501	American Electric Power Company Incorporated	465,030

14,958	Calpine Corporation†	73,145

11,988	Centerpoint Energy Incorporated	109,930

6,910	Cinergy Corporation	253,597

11,123	Citizens Communications Company†	124,689

5,654	CMS Energy Corporation†	41,670

8,762	Consolidated Edison Incorporated	357,139

6,488	Constellation Energy Group Incorporated	232,141

12,197	Dominion Resources Incorporated	754,994

6,591	DTE Energy Company	243,142

35,364	Duke Energy Corporation	629,833

14,624	Dynegy Incorporated Class A†	52,646

12,786	Edison International†	244,213

23,511	EL Paso Corporation	171,630

8,860	Entergy Corporation	479,769

12,724	Exelon Corporation	807,974

12,779	FirstEnergy Corporation	407,650

7,192	FPL Group Incorporated	454,534

6,173	KeySpan Corporation	216,549

4,790	Kinder Morgan Incorporated	258,708

1,727	Nicor Incorporated	60,687

10,304	NiSource Incorporated	205,874

1,414	Peoples Energy Corporation	58,511

16,058	PG&E Corporation†	383,786

3,581	Pinnacle West Capital Corporation	127,126

6,615	PPL Corporation	270,884

9,449	Progress Energy Incorporated	420,103

8,864	Public Service Enterprise Group Incorporated	372,288

8,140	Sempra Energy	238,990

28,323	Southern Company	830,430

7,358	TECO Energy Incorporated	101,688

12,646	TXU Corporation	297,940

23,207	Waste Management Incorporated	607,327

20,317	Williams Companies Incorporated	191,386

15,647	Xcel Energy Incorporated	242,059

		11,371,584

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.80%

31,470	ADC Telecommunications Incorporated†	73,325

13,570	Advanced Micro Devices Incorporated†	150,763

15,026	Altera Corporation†	283,991

7,715	American Power Conversion Corporation	132,235

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

14,336	Analog Devices Incorporated†	$545,055

5,999	Andrew Corporation†	73,728

11,933	Applied Micro Circuits Corporation†	58,114

11,638	Broadcom Corporation Class A†	309,804

18,487	Ciena Corporation†	109,258

7,385	Comverse Technology Incorporated†	110,480

3,659	Cooper Industries Limited Class A	175,742

16,519	Emerson Electric Company	869,725

392,216	General Electric Company	11,691,959

256,418	Intel Corporation	7,054,059

67,813	International Business Machines Corporation	5,989,922

7,795	Jabil Circuit Incorporated†	203,060

56,125	JDS Uniphase Corporation†	202,050

12,282	Linear Technology Corporation	439,818

14,725	LSI Logic Corporation†	132,378

162,353	Lucent Technologies Incorporated†	350,682

12,741	Maxim Integrated Products Incorporated	503,270

3,074	Maytag Corporation	76,758

23,885	Micron Technology Incorporated†	320,537

7,500	Molex Incorporated	214,425

90,877	Motorola Incorporated	1,087,798

7,160	National Semiconductor Corporation†	231,196

13,316	Network Appliance Incorporated†	273,377

5,883	Novellus Systems Incorporated†	198,551

6,242	Nvidia Corporation†	99,316

6,630	PMC-Sierra Incorporated†	87,456

3,248	Power-One Incorporated†	33,422

3,682	QLogic Corporation†	173,091

30,979	Qualcomm Incorporated	1,289,966

6,987	Rockwell Collins Incorporated	176,422

20,015	Sanmina-SCI Corporation†	194,146

5,846	Scientific-Atlanta Incorporated	182,103

32,564	Solectron Corporation†	190,499

16,179	Tellabs Incorporated†	109,855

67,863	Texas Instruments Incorporated	1,547,276

2,294	Thomas & Betts Corporation†	36,360

13,241	Xilinx Incorporated†	377,501

		36,359,473

Engineering, Accounting, Research Management & Related Services – 0.32%

3,199	Fluor Corporation	119,419

5,819	Moody’s Corporation	319,870

14,772	Paychex Incorporated	501,214

4,133	Quest Diagnostics Incorporated†	250,625

		1,191,128

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.49%

2,237	Ball Corporation	$120,798

2,326	Crane Company	54,452

5,702	Fortune Brands Incorporated	323,589

12,069	Illinois Tool Works Incorporated	799,692

18,703	Masco Corporation	457,848

2,283	Snap-On Incorporated	63,125

		1,819,504

Financial Services – 0.04%

9,390	Janus Capital Group Incorporated	131,178

Food & Kindred Products – 3.78%

1,426	Adolph Coors Company Class B	76,662

32,743	Anheuser-Busch Companies Incorporated	1,615,540

25,289	Archer-Daniels-Midland Company	331,539

16,110	Campbell Soup Company	426,915

96,667	Coca Cola Company	4,152,814

17,742	Coca Cola Enterprises Incorporated	338,163

21,074	ConAgra Foods Incorporated	447,612

14,503	General Mills Incorporated	682,656

4,313	Hercules Incorporated†	48,866

5,147	Hershey Foods Corporation	374,084

13,790	HJ Heinz Company	472,721

15,954	Kellogg Company	532,066

5,462	McCormick & Company Incorporated	149,768

10,759	Pepsi Bottling Group Incorporated	221,420

67,424	PepsiCo Incorporated	3,090,042

30,498	Sara Lee Corporation	559,942

8,832	WM Wrigley Jr Company	488,410

		14,009,220

Food Stores – 0.36%

14,394	Albertson’s Incorporated	296,085

29,609	Kroger Company†	529,113

15,325	Starbucks Corporation†	441,360

5,526	Winn-Dixie Stores Incorporated	53,325

		1,319,883

Forestry – 0.14%

8,595	Weyerhaeuser Company	502,378

Furniture & Fixtures – 0.11%

7,569	Leggett & Platt Incorporated	163,718

10,760	Newell Rubbermaid Incorporated	233,169

		396,887

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

General Merchandise Stores – 3.58%

4,581	Big Lots Incorporated†	$72,426

3,326	Dillard’s Incorporated Class A	46,497

13,090	Dollar General Corporation	261,800

6,750	Family Dollar Stores Incorporated	269,258

7,351	Federated Department Stores Incorporated	308,007

10,556	JC Penney Company Incorporated Holding Company	225,582

11,320	May Department Stores Company	278,812

11,105	Sears Roebuck & Company	485,622

35,741	Target Corporation	1,344,934

20,034	TJX Companies Incorporated	389,060

171,845	Wal-Mart Stores Incorporated	9,597,542

		13,279,540

Health Services – 0.41%

3,084	Express Scripts Incorporated†	188,587

20,076	HCA Incorporated	740,001

9,366	Health Management Associates Incorporated Class A	204,272

3,532	Manor Care Incorporated	105,960

18,312	Tenet Healthcare Corporation†	265,158

		1,503,978

Home Furniture, Furnishings & Equipment Stores – 0.35%

11,587	Bed Bath & Beyond Incorporated†	442,392

12,646	Best Buy Company Incorporated†	600,938

8,131	Circuit City Stores Incorporated	77,488

6,609	RadioShack Corporation	187,762

		1,308,580

Hotels, Rooming Houses, Camps & Other Lodge Places – 0.24%

14,786	Hilton Hotels Corporation	239,829

9,099	Marriott International Incorporated Class A	391,530

7,873	Starwood Hotels & Resorts Worldwide Incorporated	273,980

		905,339

Industrial & Commercial Machinery & Computer Equipment – 5.44%

30,674	3M Company	2,118,653

2,818	American Standard Companies Incorporated†	237,417

14,347	Apple Computer Incorporated†	295,979

65,042	Applied Materials Incorporated†	1,179,862

13,211	Baker Hughes Incorporated	390,913

3,045	Black & Decker Corporation	123,475

13,517	Caterpillar Incorporated	930,510

275,441	Cisco Systems Incorporated†	5,382,117

1,628	Cummins Incorporated	72,332

9,394	Deere & Company	500,794

100,789	Dell Incorporated†	3,365,345

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

7,947	Dover Corporation	$281,085

2,927	Eaton Corporation	259,391

85,825	EMC Corporation†	1,083,970

12,717	Gateway Incorporated†	71,978

119,790	Hewlett-Packard Company	2,319,134

6,647	Ingersoll-Rand Company Class A	355,216

5,003	Lexmark International Incorporated†	315,239

4,827	Pall Corporation	108,318

4,635	Parker Hannifin Corporation	207,185

9,191	Pitney Bowes Incorporated	352,199

3,351	Stanley Works	98,922

9,048	Symbol Technologies Incorporated	108,123

		20,158,157

Insurance Agents, Brokers & Service – 0.44%

12,250	AON Corporation	255,413

6,339	Humana Incorporated†	114,419

21,011	Marsh & McLennan Companies Incorporated	1,000,334

10,612	Medco Health Solutions Incorporated†	275,168

		1,645,334

Insurance Carriers – 4.94%

10,387	ACE Limited	343,602

5,959	Aetna Incorporated	363,678

20,146	Aflac Incorporated	650,716

27,625	Allstate Corporation	1,009,141

4,170	AMBAC Financial Group Incorporated	266,880

102,363	American International Group Incorporated	5,906,345

5,425	Anthem Incorporated†	386,965

7,264	Chubb Corporation	471,288

5,501	Cigna Corporation	245,620

6,307	Cincinnati Financial Corporation	252,028

10,981	Hartford Financial Services Group Incorporated	577,930

5,576	Jefferson-Pilot Corporation	247,463

11,340	John Hancock Financial Services Incorporated	383,292

6,965	Lincoln National Corporation	246,422

7,277	Loews Corporation	293,772

5,645	MBIA Incorporated	310,306

29,831	Metlife Incorporated	836,760

3,873	MGIC Investment Corporation	201,667

12,844	Principal Financial Group Incorporated	398,036

8,541	Progressive Corporation	590,269

21,572	Prudential Financial Incorporated	805,930

5,430	Safeco Corporation	191,462

8,931	St Paul Companies Incorporated	330,715

4,555	Torchmark Corporation	185,115

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

Insurance Carriers (continued)

39,496	Travelers Property Casualty Corporation Class B	$627,196

23,255	UnitedHealth Group Incorporated	1,170,192

11,291	UnumProvident Corporation	166,767

5,709	WellPoint Health Networks Incorporated†	440,050

5,360	XL Capital Limited Class A	415,077

		18,314,684

Lumber & Wood Products, Except Furniture – 0.08%

9,822	Georgia-Pacific Corporation	238,085

4,104	Louisiana-Pacific Corporation†	56,553

		294,638

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 2.85%

18,495	Agilent Technologies Incorporated†	408,924

5,110	Allergan Incorporated	402,310

8,200	Applera Corporation – Applied Biosystems Group	182,942

2,088	Bausch & Lomb Incorporated	92,185

23,448	Baxter International Incorporated	681,399

9,995	Becton Dickinson & Company	361,019

10,124	Biomet Incorporated	340,268

16,096	Boston Scientific Corporation†	1,026,925

2,042	CR Bard Incorporated	144,983

5,997	Danaher Corporation	442,938

11,242	Eastman Kodak Company	235,407

12,138	Guidant Corporation	568,665

7,468	Kla-Tencor Corporation†	383,855

47,858	Medtronic Incorporated	2,245,497

1,902	Millipore Corporation	87,606

4,949	PerkinElmer Incorporated	75,769

16,111	Raytheon Company	451,108

7,272	Rockwell Automation Incorporated	190,890

6,698	St Jude Medical Incorporated†	360,152

7,791	Stryker Corporation	586,740

3,328	Tektronix Incorporated†	82,368

7,257	Teradyne Incorporated†	134,980

6,347	Thermo Electron Corporation†	137,730

4,876	Waters Corporation†	133,749

30,671	Xerox Corporation†	314,685

8,888	Zimmer Holdings Incorporated†	489,729

		10,562,823

Metal Mining – 0.27%

6,559	Freeport-McMoRan Copper & Gold Incorporated Class B	217,103

15,783	Newmont Mining Corporation	616,957

3,492	Phelps Dodge Corporation†	163,426

		997,486

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels – 0.04%

3,984	Vulcan Materials Company	$159,001

Miscellaneous Manufacturing Industries – 0.61%

6,797	Hasbro Incorporated	126,968

17,255	Mattel Incorporated	327,155

5,697	Tiffany & Company	212,669

78,365	Tyco International Limited	1,600,997

		2,267,789

Miscellaneous Retail – 0.81%

17,900	Costco Wholesale Corporation†	556,332

15,462	CVS Corporation	480,250

12,117	Office Depot Incorporated†	170,244

19,108	Staples Incorporated†	453,815

8,361	Toys R US Incorporated†	100,583

40,221	Walgreen Company	1,232,371

		2,993,595

Motion Pictures – 1.16%

176,483	AOL Time Warner Incorporated†	2,666,658

80,183	Walt Disney Company	1,617,291

		4,283,949

Motor Freight Transportation & Warehousing – 0.76%

44,160	United Parcel Service Incorporated Class B	2,817,408

Non-Depository Credit Institutions – 2.51%

50,897	American Express Company	2,293,419

8,886	Capital One Financial Corporation	506,857

5,125	Countrywide Financial Corporation	401,185

38,451	Fannie Mae	2,699,260

26,975	Freddie Mac	1,412,141

50,140	MBNA Corporation	1,143,192

11,374	Providian Financial Corporation†	134,099

17,746	SLM Corporation	691,385

		9,281,538

Oil & Gas Extraction – 1.35%

9,789	Anadarko Petroleum Corporation	408,789

6,341	Apache Corporation	439,685

6,202	BJ Services Company†	211,922

7,879	Burlington Resources Incorporated	379,768

9,056	Devon Energy Corporation	436,409

4,496	EOG Resources Incorporated	187,663

17,155	Halliburton Company	416,009

3,957	Kerr-McGee Corporation	176,640

5,715	Nabors Industries Limited†	212,941

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

Oil & Gas Extraction (continued)

5,243	Noble Corporation†	$178,210

14,883	Occidental Petroleum Corporation	524,328

3,674	Rowan Companies Incorporated†	90,306

22,850	Schlumberger Limited	1,105,940

12,549	Transocean Incorporated†	250,980

		5,019,590

Paper & Allied Products – 0.63%

2,083	Bemis Company Incorporated	92,277

2,287	Boise Cascade Corporation	63,121

18,795	International Paper Company	733,381

19,964	Kimberly-Clark Corporation	1,024,552

7,863	MeadWestvaco Corporation	200,507

6,258	Pactiv Corporation†	126,912

2,120	Temple-Inland Incorporated	102,926

		2,343,676

Personal Services – 0.15%

6,689	Cintas Corporation	246,423

7,029	H&R Block Incorporated	303,301

		549,724

Petroleum Refining & Related Industries – 4.08%

3,529	Amerada Hess Corporation	176,803

2,678	Ashland Incorporated	87,972

41,925	ChevronTexaco Corporation	2,995,541

26,636	ConocoPhillips	1,458,321

262,124	Exxon Mobil Corporation	9,593,738

12,160	Marathon Oil Corporation	346,560

3,008	Sunoco Incorporated	120,983

10,125	Unocal Corporation	319,140

		15,099,058

Primary Metal Industries – 0.35%

33,170	Alcoa Incorporated	867,727

3,177	Allegheny Technologies Incorporated	20,809

4,942	Engelhard Corporation	136,745

3,068	Nucor Corporation	140,760

4,047	United States Steel Corporation	74,384

3,372	Worthington Industries Incorporated	42,353

		1,282,778

Printing, Publishing & Allied Industries – 1.44%

2,586	American Greetings Corporation Class A†	50,246

3,193	Dow Jones & Company Incorporated	151,189

10,541	Gannett Company Incorporated	817,560

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Printing, Publishing & Allied Industries (continued)

3,206	Knight-Ridder Incorporated	$213,840

7,483	McGraw-Hill Companies Incorporated	464,919

1,951	Meredith Corporation	90,078

5,916	New York Times Company Class A	257,109

4,446	RR Donnelley & Sons Company	110,572

12,125	Tribune Company	556,538

68,909	Viacom Incorporated Class B	2,639,214

		5,351,265

Railroad Transportation – 0.41%

14,624	Burlington Northern Santa Fe Corporation	422,195

8,387	CSX Corporation	245,320

15,297	Norfolk Southern Corporation	282,995

9,970	Union Pacific Corporation	579,954

		1,530,464

Rubber & Miscellaneous Plastics Products – 0.27%

2,886	Cooper Tire & Rubber Company	45,801

6,879	Goodyear Tire & Rubber Company	45,195

10,359	Nike Incorporated Class B	630,034

2,325	Reebok International Limited	77,725

3,312	Sealed Air Corporation†	156,426

2,290	Tupperware Corporation	30,640

		985,821

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.16%

3,887	Bear Stearns Companies Incorporated	290,748

52,995	Charles Schwab Corporation	631,170

4,278	Federated Investors Incorporated Class B	118,501

9,947	Franklin Resources Incorporated	439,757

18,428	Goldman Sachs Group Incorporated	1,546,109

9,518	Lehman Brothers Holdings Incorporated	657,503

36,509	Merrill Lynch & Company Incorporated	1,954,327

42,669	Morgan Stanley	2,153,078

4,791	T Rowe Price Group Incorporated	197,676

		7,988,869

Stone, Clay, Glass & Concrete Products – 0.13%

49,676	Corning Incorporated†	467,948

Tobacco Products – 1.04%

79,462	Altria Group Incorporated	3,480,436

3,308	RJ Reynolds Tobacco Holdings Incorporated	130,798

6,562	UST Incorporated	230,851

		3,842,085

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INDEX FUND

Shares	Security Name	Value

Transportation By Air – 0.37%

4,841	Delta Air Lines Incorporated	$64,385

11,707	FedEx Corporation	754,283

30,566	Southwest Airlines Company	541,018

		1,359,686

Transportation Equipment – 2.60%

32,995	Boeing Company	1,132,718

3,542	Brunswick Corporation	90,959

5,832	Dana Corporation	89,988

21,987	Delphi Corporation	198,982

71,829	Ford Motor Company	773,598

7,745	General Dynamics Corporation	604,575

22,001	General Motors Corporation	900,501

6,822	Genuine Parts Company	218,168

4,612	Goodrich Corporation	111,795

11,865	Harley-Davidson Incorporated	571,893

33,667	Honeywell International Incorporated	887,125

3,605	ITT Industries Incorporated	215,723

3,499	Johnson Controls Incorporated	331,005

17,663	Lockheed Martin Corporation	815,147

2,677	Navistar International Corporation†	99,799

7,178	Northrop Grumman Corporation	618,887

4,561	Paccar Incorporated	340,661

5,301	Textron Incorporated	209,124

18,361	United Technologies Corporation	1,418,939

		9,629,587

Transportation Services – 0.03%

5,622	Sabre Holdings Corporation	120,817

Water Transportation – 0.22%

24,668	Carnival Corporation	811,331

Wholesale Trade – Durable Goods – 1.61%

116,507	Johnson & Johnson	5,769,427

5,129	Visteon Corporation	33,851

3,595	WW Grainger Incorporated	170,942

		5,974,220

Wholesale Trade – Non-Durable Goods – 0.86%

4,331	AmerisourceBergen Corporation	234,091

2,364	Brown-Forman Corporation Class B	187,040

17,520	Cardinal Health Incorporated	1,022,993

11,362	McKesson Corporation	378,241

17,322	Safeway Incorporated†	397,367

5,250	Supervalu Incorporated	125,269

25,493	Sysco Corporation	833,873

		3,178,874

Total Common Stock (Cost $223,549,184)		359,450,763

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Rights – 0.00%

12,100	Seagate Technology Tax Refund Rights† (a)	$0

Total Rights (Cost $0)		0

Real Estate Investment Trusts – 0.43%

3,682	Apartment Investment & Management Company Class A REITS	144,924

15,803	Equity Office Properties Trust REITS	435,057

10,695	Equity Residential REITS	313,150

7,179	Plum Creek Timber Company Incorporated	182,634

7,024	Prologis REITS	212,476

7,416	Simon Property Group Incorporated REITS	323,188

Total Real Estate Investment Trusts (Cost $1,607,331)		1,611,429

Principal			Interest Rate		Maturity Date

Short-Term Investments – 2.55%

US Treasury Bills – 0.16%

30,000	US Treasury Bill#		0.81	%ª	12/04/2003	29,957

360,000	US Treasury Bill#		1.00	ª	02/12/2004	358,660

15,000	US Treasury Bill#		0.97	ª	02/12/2004	14,946

195,000	US Treasury Bill#		0.97	ª	02/12/2004	194,296

						597,859

Shares

Short-Term Investments – 2.39%

8,832,606	Wells Fargo Money Market Trust~					8,832,606

Total Short-Term Investments (Cost $9,430,465)						9,430,465

Total Investment in Securities (Cost $234,586,980)*		100.0%				$370,492,657

Other Assets and Liabilities, Net		(0.00)				(13,451)

Total Net Assets		100.00%				$370,479,206

†	Non-income earning securities.
#	Securities pledged as collateral for futures transactions. (See note 2)
ª	Yield to Maturity.
(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
‡	Security of an affiliate of the fund with a cost of $867,010
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $234,864,990 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$179,656,055
Gross Unrealized Depreciation	(44,028,388)

Net Unrealized Appreciation	$135,627,667

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

GROWTH FUND

Shares	Security Name	Value

Common Stock – 96.53%

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 2.52%

88,470	Lowe’s Companies Incorporated	$4,591,593

Business Services – 14.46%

107,770	eBay Incorporated†	5,766,773

36,570	Electronic Arts Incorporated†	3,372,851

126,022	First Data Corporation	5,035,839

45,110	Intuit Incorporated†	2,176,106

169,668	Microsoft Corporation	4,715,074

126,530	Oracle Corporation†	1,419,667

33,970	Symantec Corporation†	2,140,789

54,490	Veritas Software Corporation†	1,710,986

		26,338,085

Chemicals & Allied Products – 10.97%

84,100	Amgen Incorporated†	5,430,337

168,570	Ecolab Incorporated	4,256,393

38,500	Forest Laboratories Incorporated†	1,980,825

22,210	Genentech Incorporated†	1,779,909

38,120	Gilead Sciences Incorporated†	2,132,052

57,651	Pfizer Incorporated	1,751,436

46,470	Teva Pharmaceutical Industries Limited ADR	2,655,761

		19,986,713

Communications – 0.87%

48,220	InterActiveCorp†	1,593,671

Depository Institutions – 3.42%

94,101	Citigroup Incorporated	4,282,537

35,060	Fifth Third Bancorp	1,944,778

		6,227,315

Educational Services – 2.63%

72,670	Apollo Group Incorporated Class A†	4,798,400

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 10.92%

241,480	Intel Corporation	6,643,115

84,060	L-3 Communications Holdings Incorporated†	3,635,595

115,640	Linear Technology Corporation	4,141,068

96,250	Maxim Integrated Products Incorporated	3,801,875

81,090	Network Appliance Incorporated†	1,664,778

		19,886,431

Food Stores – 4.69%

203,440	Starbucks Corporation†	5,859,072

48,540	Whole Foods Market Incorporated†	2,678,437

		8,537,509

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

GROWTH FUND

Shares	Security Name	Value

General Merchandise Stores – 3.01%

98,320	Wal-Mart Stores Incorporated	$5,491,172

Home Furniture, Furnishings & Equipment Stores – 3.83%

136,990	Bed Bath & Beyond Incorporated†	5,230,278

36,620	Best Buy Company Incorporated†	1,740,183

		6,970,461

Industrial & Commercial Machinery & Computer Equipment – 8.95%

37,460	3M Company	2,587,363

250,483	Cisco Systems Incorporated†	4,894,438

150,834	Dell Incorporated†	5,036,347

300,380	EMC Corporation†	3,793,799

		16,311,947

Insurance Carriers – 6.63%

68,470	Aflac Incorporated	2,211,581

54,030	AMBAC Financial Group Incorporated	3,457,920

71,311	American International Group Incorporated	4,114,645

29,700	WellPoint Health Networks Incorporated†	2,289,276

		12,073,422

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 8.91%

66,960	Boston Scientific Corporation†	4,272,048

139,170	Medtronic Incorporated	6,529,856

31,880	St Jude Medical Incorporated†	1,714,188

23,900	Stryker Corporation	1,799,909

34,830	Zimmer Holdings Incorporated†	1,919,133

		16,235,134

Miscellaneous Retail – 1.45%

86,060	Walgreen Company	2,636,878

Non-Depository Credit Institutions – 1.94%

78,260	American Express Company	3,526,396

Oil & Gas Extraction – 1.29%

33,768	Apache Corporation	2,341,473

Petroleum Refining & Related Industries – 1.46%

143,060	Suncor Energy Incorporated	2,653,763

Printing, Publishing & Allied Industries – 1.59%

75,956	Viacom Incorporated Class B	2,909,115

Security & Commodity Brokers, Dealers, Exchanges & Services – 3.42%

74,230	Goldman Sachs Group Incorporated	6,227,896

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

GROWTH FUND

Shares	Security Name	Value

Wholesale Trade Non-Durable Goods – 3.57%

59,420	Cardinal Health Incorporated	$3,469,534

93,020	Sysco Corporation	3,042,684

		6,512,218

Total Common Stock (Cost $151,644,696)		175,849,592

Short Term Investments – 3.42%

6,232,430	Wells Fargo Money Market Trust~	6,232,430

Total Short-Term Investments (Cost $6,232,430)		6,232,430

Total Investment in Securities (Cost $157,877,126)*	99.95%	$182,082,022

Other Assets and Liabilities, Net	0.05	99,631

Total Net Assets	100.00%	$182,181,653

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund.
The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $158,219,096 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$28,368,941
Gross Unrealized Depreciation	(4,506,015)

Net Unrealized Appreciation	$23,862,926

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

GROWTH EQUITY FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo International Equity Portfolio	$146,874,639

N/A	Wells Fargo Large Company Growth Portfolio	166,112,055

N/A	Wells Fargo Small Cap Basic Value	9,832,832

N/A	Wells Fargo Small Cap Index Portfolio	53,300,494

N/A	Wells Fargo Small Company Growth Portfolio	54,248,580

N/A	Wells Fargo Small Company Value Portfolio	54,215,281

Total Investment In Master Portfolios (Cost $307,392,501)		484,583,881

Total Investment In Master Portfolios (Cost $307,392,501)	100.24%	$484,583,881

Other Assets and Liabilities, Net	(0.24)	(1,168,264)

Total Net Assets	100.00%	$483,415,617

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Index Portfolio	$840,229,435

Total Investment In Master Portfolios (Cost $615,755,014)		840,229,435

Total Investment In Master Portfolios (Cost $615,755,014)	100.08%	$840,229,435

Other Assets and Liabilities, Net	(0.08)	(648,037)

Total Net Assets	100.00%	$839,581,398

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

Common Stock – 99.51%

Australia – 4.14%

307,800	Amcor Limited (Paper & Allied Products)	$1,812,523

1,126,100	BHP Billiton Limited (Oil & Gas Extraction)	8,048,900

526,000	News Corporation Limited (Printing, Publishing & Allied Industries)	4,279,429

		14,140,852

Brazil – 0.51%

88,900	Uniao de Bancos Brasileiros SA ADR (Banking)	1,760,220

Canada – 3.24%

63,600	Canadian National Railway Company (Railroad Transportation)	3,288,729

46,800	EnCana Corporation (Oil & Gas Extraction)	1,695,878

136,461	Loblaw Companies Limited (Food Stores)	6,092,641

		11,077,248

Finland – 2.31%

319,400	Nokia OYJ (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,917,280

240,500	Stora Enso Oyj (Paper & Allied Products)	2,977,192

		7,894,472

France – 9.96%

96,700	Alcatel SA (Communications)†	1,145,265

143,000	Arcelor SA (Primary Metal Industries)	1,738,582

89,500	Aventis SA (Chemicals & Allied Products)	4,643,327

93,900	AXA (Insurance Carriers)	1,582,314

61,700	BNP Paribas SA (Depository Institutions)	3,025,003

61,900	Bouygues SA (Engineering Construction)	1,629,858

37,400	Business Objects SA ADR (Business Services)†	933,130

79,300	France Telecom SA (Communications)†	1,823,891

31,600	Lafarge SA (Stone, Clay, Glass & Concrete Products)	2,047,910

51,400	Sanofi-Synthelabo SA (Chemicals & Allied Products)	3,124,584

44,200	Societe Television Francaise SA (Communications)	1,308,962

72,900	Total SA (Oil & Gas Extraction)	11,002,491

		34,005,317

Germany – 5.02%

13,700	Altana AG (Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods)	874,138

304,300	Deutsche Telekom AG (Communications)†	4,408,399

96,400	E.ON AG (Electric, Gas & Sanitary Services)	4,703,808

32,462	SAP AG (Business Services)	3,964,848

27,980	Siemens AG (Miscellaneous)	1,666,353

151,100	T-Online International AG (Business Services)†	1,511,528

		17,129,074

Hong Kong – 0.62%

262,500	Sun Hung Kai Properties Limited (Real Estate)	2,127,105

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

Ireland – 2.89%

259,095	Anglo Irish Bank Corporation PLC (Depository Institutions)	$2,797,031

296,900	Bank of Ireland PLC (Depository Institutions)	3,561,279

86,500	Ryanair Holdings plc ADR (Transportation by Air)†	3,503,250

		9,861,560

Italy – 3.87%

173,200	Banco Popolare di Verona e Novara Scrl (Depository Institutions)	2,436,539

368,600	ENI-Ente Nazionale Idrocarburi SpA (Oil & Gas Extraction)	5,631,806

408,800	Snam Rete Gas SpA (Oil & Gas Extraction)	1,575,787

758,200	UniCredito Italiano SpA (Depository Institutions)	3,584,828

		13,228,960

Japan – 23.69%

189,000	Canon Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	9,237,257

130,000	Daiwa House Industry Company Limited (Building Construction-General Contractors & Operative Builders)	1,185,785

42,000	Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	2,545,227

57,600	Fuji Photo Film Company Limited (Security & Commodity Brokers, Dealers, Exchanges & Services)	1,691,161

850	Japan Telecom Holdings Company Limited (Communications)	2,510,854

171,500	JFE Holdings Incorporated (Primary Metal Industries)	3,745,782

91,100	Kao Corporation (Chemicals & Allied Products)	1,924,504

22,800	Keyence Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,841,033

850,000	Komatsu Limited (Industrial & Commercial Machinery & Computer Equipment)	4,428,233

810	Mitsubishi Tokyo Financial Group Incorporated (Depository Institutions)	5,111,669

535,400	Nissan Motor Company Limited (Automotive Dealers & Gasoline Service Stations)	5,775,026

582,300	Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)	9,382,268

1,020	NTT DoCoMo Incorporated (Communications)	2,492,593

109,000	Ricoh Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	1,941,637

50,200	Rinnai Corporation (Building Materials, Hardware, Garden Supply & Mobile Home Dealers)	1,251,461

174,100	Sharp Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	2,548,033

92,700	Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)	3,485,119

9,200	SMC Corporation (Industrial & Commercial Machinery & Computer Equipment)	970,112

207,900	Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)	6,104,033

2,480	UFJ Holdings Incorporated (Banking)†	9,745,514

		80,917,301

South Korea – 0.28%

7,200	Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	600,965

4,453	Samsung Electronics Company Limited GDR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	369,599

		970,564

Mexico – 1.46%

70,219	Cemex SA de CV (Stone, Clay, Glass & Concrete Products)	1,751,964

1,884,400	Grupo Financiero BBVA Bancomer SA de CV Series B (Financial Services)†	1,640,764

553,900	Wal-Mart de Mexico SA de CV Series V (General Merchandise Stores)	1,598,419

		4,991,147

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

Netherlands – 5.50%

63,600	ASML Holding NV (Real Estate)†	$833,236

365,600	Koninklijke (Royal) KPN NV (Communications)†	2,737,636

323,700	Koninklijke (Royal) Philips Electronics NV NY Shares (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	7,419,204

177,400	Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)	7,790,560

		18,780,636

Portugal – 0.84%

361,500	Portugal Telecom SGPS SA (Communications)	2,858,490

Spain – 0.50%

34,300	Banco Popular Espanol SA (Depository Institutions)	1,696,426

Sweden – 0.88%

63,500	SKF AB Class B (Fabricated Metal Products, Except Machinery & Transportation Equipment)	2,002,999

114,200	Assa Abloy AB (Fabricated Metal Products, Except Machinery & Transportation Equipment)	1,003,904

		3,006,903

Switzerland – 9.67%

68,100	Adecco SA (Business Services)	3,364,703

91,900	Credit Suisse Group (Non-Depository Credit Institutions)	2,940,093

28,400	Nestle SA (Food & Kindred Products)	6,548,238

184,500	Novartis AG (Chemicals & Allied Products)	7,138,979

195,800	STMicroelectronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,731,396

40,200	Swiss Reinsurance (Insurance Carriers)†	2,553,917

102,200	UBS AG (Depository Institutions)	5,734,399

		33,011,725

United Kingdom – 23.36%

713,800	Barclays plc (Depository Institutions)	5,475,942

838,800	BP plc (Oil & Gas Extraction)	5,755,512

182,700	British Sky Broadcasting plc (Communications)†	1,865,245

719,500	Capita Group plc (Business Services)	2,940,637

655,000	Centrica plc (Electric, Gas & Sanitary Services)	1,975,120

796,200	Compass Group plc (Eating & Drinking Places)	4,590,153

552,200	Diageo plc (Food & Kindred Products)	5,958,694

329,500	GlaxoSmithKline plc (Chemicals & Allied Products)	6,837,438

359,500	HSBC Holdings plc (Depository Institutions)	4,739,378

228,400	HSBC Holdings plc (Non-Depository Credit Institutions)	3,067,435

336,400	Pearson plc (Printing, Publishing & Allied Industries)	3,187,108

208,400	Reckitt Benckiser plc (Chemicals & Allied Products)	4,189,465

230,200	Rio Tinto plc (Metal Mining)	4,906,903

354,400	Royal Bank of Scotland Group plc (Depository Institutions)	9,008,670

399,500	Smith & Nephew plc (Chemicals & Allied Products)	2,628,376

4,736,500	Vodafone Group plc (Communications)	9,443,094

382,100	WPP Group plc (Communications)	3,221,727

		79,790,897

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

USA – 0.77%

299,100	iShares MSCI Japan Index Fund (Mutual Fund)†	$2,620,116

Total Common Stock ($316,185,930)		339,869,013

Total Investment in Securities (Cost $316,185,930)*	99.51%	$339,869,013

Other Assets and Liabilities, Net	0.49	1,670,366

Total Net Assets	100.00%	$341,539,379

†	Non-income earning securities.
*	Cost for federal income tax purposes is $319,060,028 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$31,296,608
Gross Unrealized Depreciation	(10,487,623)

Net Unrealized Appreciation	$20,808,985

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

LARGE CAP APPRECIATION FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Large Cap Appreciation Portfolio	$20,005,267

Total Investment In Master Portfolios (Cost $18,175,368)		20,005,267

Total Investment In Master Portfolios (Cost $18,175,368)	100.60%	$20,005,267

Other Assets and Liabilities, Net	(0.60)	(118,922)

Total Net Assets	100.00%	$19,886,345

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS – SEPTEMBER 30, 2003

LARGE CAP VALUE FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Large Cap Value Portfolio	$73,810

Total Investment In Master Portfolios (Cost $75,195)		73,810

Total Investment In Master Portfolios
(Cost $75,195)	54.52%	$73,810

Other Assets and Liabilities, Net	45.48	61,566

Total Net Assets	100.00%	$135,376

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

LARGE COMPANY GROWTH FUND

Face/Share Amount	Security Description	Value

N/A	Wells Fargo Large Company Growth Portfolio	$2,414,021,618

Total Investment In Master Portfolios (Cost $2,390,420,839)		2,414,021,618

Total Investment In Master Portfolios (Cost $2,390,420,839)	100.04%	$2,414,021,618

Other Assets and Liabilities, Net	(0.04)	(857,446)

Total Net Assets	100.00%	$2,413,164,172

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY EMERGING MARKETS FOCUS FUND

Shares	Security Name	Value

Common Stock – 99.80%

Argentina – 1.20%

485,151	Siderar SAIC (Steel)†	$1,774,022

Colombia – 0.00%

2	Pavco SA (Metal Fabricate / Hardware)	0

Brazil – 25.23%

150,032	Brasil Telecom Participacoes SA ADR (Communications)	5,746,226

17,409,000	Caemi Mineracao E Metalurgica SA Preferred (Mining & Quarrying Of Nonmetallic Minerals, Except Fuels)†	4,798,997

92,700	Companhia Vale do Rio Doce ADR (Metal Mining)	3,420,630

212,392,894	Companhia Siderurgica Nacional SA (Steel)	7,494,513

136,947	Companhia Vale do Rio Doce Preferreda (Diversified Mining)	4,871,150

323,100	Petroleo Brasileiro SA (Oil & Gas)	7,263,266

187,929	Uniao de Bancos Brasileiros SA ADR (Depository Institutions)	3,720,993

		37,315,775

China – 3.78%

16,658,000	Aluminum Corporation of China Limited (Primary Metal Industries)	5,592,965

South Korea – 7.81%

30,090	POSCO (Primary Metal Industries)	3,453,358

23,749	Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,094,256

		11,547,614

Mexico – 10.11%

334,778	Cemex SA de CV (Stone, Clay, Glass & Concrete Products)	8,352,711

4,101,511	Grupo Mexico SA de CV Series B (Metal Mining)†	6,596,172

		14,948,883

Morocco – 0.00%

2	Banque Marocaine du Commerce Exterieur GDR (Banks)	30

Philippines – 6.79%

11,797,400	Manila Electric Company Class B (Electric, Gas & Sanitary Services)†	4,890,951

437,900	Philippine Long Distance Telephone Company ADR (Communications)†	5,167,220

		10,058,171

Russia – 7.70%

45,500	LUKOIL ADR (Oil & Gas Extraction)	3,743,740

119,100	MMC Norilsk Nickel ADR (Primary Metal Industries)	5,943,090

21,184	YUKOS (Oil & Gas)	1,315,526

6,600	YUKOS ADR (Oil & Gas Extraction)	389,400

		11,391,756

South Africa – 10.97%

180,400	Anglo American plc (Primary Metal Industries)	3,225,189

137,200	Edgars Consolidated Stores Limited (General Merchandise Stores)	1,770,897

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY EMERGING MARKETS FOCUS FUND

Shares	Security Name	Value

South Africa (continued)

100,864	Impala Platinum Holdings Limited (Platinum Mining)	$8,413,792

986,800	MTN Group Limited (Communications)†	2,819,433

		16,229,311

Taiwan – 17.78%

1,582,875	Asustek Computer Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,008,763

3,700,000	China Steel Corporation (Steel)	2,838,567

3,041,175	Compal Electronics Incorporated (Computer Hardware)	4,278,906

1,570,745	Quanta Computer Incorporated (Computer Hardware)	3,838,463

2,950,578	Taiwan Semiconductor Manufacturing Company Limited (Semiconductors)†	5,812,011

10,430,000	Winbond Electronics Corporation (Semiconductors)†	5,530,126

		26,306,836

Thailand – 8.43%

3,774,000	Advanced Information Service Public Company Limited (Communications)	5,765,441

242,700	BEC World Public Company Limited (Transportation By Air)	1,434,441

4,297,800	Kasikornbank PCL Company Limited (Depository Institutions)†	5,274,036

		12,473,918

Total Common Stock ($122,874,174)		147,639,281

Short Term Investments – 12.48%

18,456,350	Wells Fargo Money Market Trust~	18,456,350

Total Short Term Investments (Cost $18,456,350)		18,456,350

Total Investment in Securities (Cost $141,330,524)*	112.28%	$166,095,631

Other Assets and Liabilities, Net	(12.28)	(18,172,006)

Total Net Assets	100.00%	$147,923,625

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund.
The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $141,701,987 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$24,997,163
Gross Unrealized Depreciation	(603,519)

Net Unrealized Appreciation	$24,393,644

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

Shares	Security Name	Value

Common Stock – 99.95%

Argentina – 1.09%

1	Cresud SA (Agricultural Services)†	$1

58,400	Grupo Financiero Galicia SA ADR (Financial Services)†	287,328

95,621	Siderar SAIC (Membership Organizations)†	349,651

41,100	Telecom Argentina SA ADR (Communications)†	264,273

		901,253

Brazil – 14.42%

23,100	Brasil Telecom Participacoes SA ADR (Communications)	884,730

3,147,000	Caemi Mineracao E Metalurgica SA Preferred (Mining & Quarrying Of Nonmetallic Minerals, Except Fuels)†	867,508

39,600	Companhia de Bebidas das Americas ADR (Wholesale Trade Non-Durable Goods)	857,340

39,824,600	Centrais Eletricas Brasileiras SA Preferred B (Utilities)	368,658

22,700	Companhia Energetica de Minas Gerais (Membership Organizations)†	268,314

36,900	Companhia Vale do Rio Doce ADR (Metal Mining)	1,361,610

38,000,000	Companhia Siderurgica Nacional SA (Materials)	1,340,871

14,000	Companhia Vale do Rio Doce Preferreda (Materials)	497,974

235,700	Klabin SA (Textile Mill Products)	243,953

123,197	Petroleo Brasileiro SA (Oil & Gas)	2,769,460

30,500	Petroleo Brasileiro SA ADR (Energy)	648,125

1	Telemar Norte Leste SA Preferred B (Communications)	0

77,200	Uniao de Bancos Brasileiros SA ADR (Finance)	1,528,560

9,500	Votorantim Celulose E Papel SA (Business Services)	250,420

		11,887,523

Chile – 0.70%

35,523	Compania Manufacturera De Papeles Y Cartones SA (Membership Organizations)	580,538

China – 0.32%

467,000	Yanzhou Coal Mining Company Limited (Rubber & Miscellaneous Plastics Products)	262,332

Czech Republic – 0.89%

8,500	Komercni Banka AS (Financial Services)	729,654

Hong Kong – 4.30%

1,392,000	Aluminum Corporation of China Limited (Primary Metal Industries)	467,367

37,000	Cheung Kong Holdings Limited (Real Estate)	292,653

514,500	China Mobile (Hong Kong) Limited (Communications)	1,355,381

7,100	China Mobile Limited ADR (Communications)	92,513

2,039,000	China Telecom Corporation Limited (Communications)	526,615

75,000	Henderson Land Development Company Limited (Real Estate)	314,768

61,000	Sun Hung Kai Properties Limited (Real Estate)	494,299

		3,543,596

Hungary – 1.85%

135,400	Magyar Tavkozlesi Rt (Communications)	498,958

86,700	OTP Bank Rt (Finance)†	1,027,941

		1,526,899

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

Shares	Security Name	Value

India – 4.46%

37,500	HDFC Bank Limited ADR (Depository Institutions)	$806,250

28,100	Hindalco Industries Limited 144A GDR (Primary Metal Industries)	564,150

12,400	Infosys Technologies Limited (Membership Organizations)	844,092

36,000	Reliance Industries Limited GDR (Chemicals & Allied Products)	735,120

28,800	State Bank of India Limited (Depository Institutions)	725,184

		3,674,796

Indonesia – 1.65%

206,500	Indonesian Satellite Corporation Tbk PT (State & Local Governments)	231,221

477,000	Astra International Tbk PT (Coal Mining)†	257,108

1,283,000	Telekomunikasi Indonesia Tbk PT (Communication & Information)	871,126

		1,359,455

Israel – 0.50%

210,300	Bank Hapoalim Limited (Finance)†	414,070

South Korea – 14.07%

26,140	Hyundai Motor Company Limited (Transportation Equipment)	752,279

52,606	Kookmin Bank (Finance)	1,724,337

12,560	KT Corporation (Communications)	494,690

15,690	LG Chem Limited (Materials)	624,790

20,635	POSCO (Primary Metal Industries)	2,368,231

9,476	Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	3,229,659

105,240	Shinhan Financial Group Company Limited (Financial Services)	1,427,417

6,120	SK Telecom Company Limited (Technology)	979,072

		11,600,475

Malaysia – 2.03%

385,800	Commerce Asset Holdings Berhad (Finance)	373,619

151,800	Malayan Banking Berhad (Depository Institutions)	383,497

839,843	Public Bank Berhad (Depository Institutions)	574,632

138,100	Resorts World Berhad (Consumer Services)	345,252

		1,677,000

Mexico – 10.74%

214,000	Alfa SA de CV (Capital Goods)	515,563

46,100	America Movil SA de CV ADR Series L (Communications)	1,065,371

64,800	Apasco SA de CV (Materials)	496,114

65,636	Cemex SA de CV (Stone, Clay, Glass & Concrete Products)	1,637,619

64,300	Corporacion Geo SA De Cv Series B (Consumer Goods – Durables)†	288,381

23,200	Fomento Economico Mexicano SA de CV ADR (Food & Kindred Products)	885,080

145,000	Grupo Modelo SA de CV Series C (Consumer Non-Durables)	358,001

484,016	Grupo Financiero BBVA Bancomer SA de CV Series B (Financial Services)†	421,437

375,000	Grupo Mexico SA de CV Series B (Metal Mining)†	603,086

21,200	Grupo Televisa SA ADR (Communications)	775,708

26,300	Telefonos de Mexico SA de CV ADR Series L (Communications)	803,465

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

Shares	Security Name	Value

70,100	TV Azteca SA de CV ADR (Broadcasting & Advertising)	$525,750

164,500	Wal-Mart de Mexico SA de CV Series V (Consumer Services)	474,706

		8,850,281

Morocco – 0.00%

2	Banque Marocaine du Commerce Exterieur GDR (Banks)	30

Panama – 0.55%

38,100	Banco Latinoamericano de Exportaciones SA Class E (Depository Institutions)†	457,200

Peru – 0.60%

12,500	Compania de Minas Buenaventura SA ADR (Materials)	494,750

Philippines – 1.73%

1,053,000	Manila Electric Company Class B (Electric, Gas, & Sanitary Services)†	436,551

84,000	Philippine Long Distance Telephone Company ADR (Communications)†	991,200

		1,427,751

Russia – 5.99%

10,200	MMC Norilsk Nickel ADR (Rubber & Miscellaneous Plastics Products)	508,980

6,900	LUKOIL ADR (Oil & Gas Extraction)	567,732

18,900	Mobile Telesystems ADR (Communications)	1,390,095

31,875	YUKOS (Oil & Gas Extraction)	1,979,438

8,250	YUKOS ADR (Oil & Gas Extraction)	486,750

		4,932,995

South Africa – 11.82%

362,800	ABSA Group Limited (Depository Institutions)	1,794,990

203,947	Anglo American plc (Primary Metal Industries)	3,646,162

15,400	Edgars Consolidated Stores Limited (General Merchandise Stores)	198,774

395,800	FirstRand Limited (Depository Institutions)	414,838

17,350	Gold Fields Limited (Metal Mining)	248,356

17,000	Harmony Gold Mining Company Limited (Metal Mining)	242,857

11,098	Impala Platinum Holdings Limited (Platinum Mining)	925,764

184,400	MTN Group Limited (Communications)†	526,858

182,500	Standard Bank Group Limited (Depository Institutions)	838,479

144,400	Telkom South Africa Limited (Communications)†	908,073

		9,745,151

Taiwan – 16.44%

166,100	Ambit Microsystems Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	489,543

363,375	Asustek Computer Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	920,278

323,400	AU Optronics Corporation (Electric, Gas, & Sanitary Services)	413,830

448,406	China Steel Corporation (Steel)	344,008

1,709,400	Chinatrust Financial Holding Company Limited (Finance)	1,463,320

1,423,240	Compal Electronics Incorporated (Computer Hardware)	2,002,485

744,120	Nan Ya Plastic Corporation (Chemicals & Allied Products)	881,659

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

Shares	Security Name	Value

Taiwan (continued)

741,600	Nanya Technology Corporation (Computer Hardware)†	$573,334

203,060	Quanta Computer Incorporated (Computer Hardware)	496,222

643,000	Siliconware Precision Industries Company (Semiconductors)†	527,580

251,000	Synnex Technology International Corporation (Motor Freight Transportation & Warehousing)	356,872

1,596,241	Taiwan Semiconductor Manufacturing Company Limited (Semiconductors)†	3,144,255

1,125,388	United Microelectronics Corporation (Semiconductors)†	933,379

1,353,000	Winbond Electronics Corporation (Semiconductors)†	717,379

518,417	Yuanta Core Pacific Securities Company Limited (Finance)	285,621

		13,549,765

Thailand – 4.53%

564,300	Advanced Information Service Public Company Limited (Telecommunications)	862,066

209,700	Bangkok Bank Public Company Limited (Finance)†	451,645

31,900	BEC World Public Company Limited (Communications)	188,540

1,038,400	Kasikornbank PCL Company Limited (Depository Institutions)†	1,274,271

251,800	Kiatnakin Finance PCL (Depository Institutions)	255,395

170,000	PTT Public Company Limited (Oil & Gas Extraction)	353,368

68,200	Siam Cement PCL Company Limited (Building Materials, Hardware, Garden Supply & Mobile Home Dealers)	345,014

		3,730,299

Turkey – 0.48%

99,496,700	Akbank TAS (Depository Institutions)	396,558

Venezuela – 0.42%

24,900	Compania Anonima Nacional Telefonos de Venezuela ADR (Transportation By Air)	344,118

USA – 0.37%

9,700	Utstarcom Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)†	308,556

Total Common Stock ($66,033,212)		82,395,045

Short Term Investment – 3.75%

3,093,553	Wells Fargo Money Market Trust~	3,093,553

Total Short Term Investment (Cost $3,093,553)		3,093,553

Total Investment in Securities (Cost $69,126,765)*	103.70%	$85,488,598

Other Assets and Liabilities, Net	(3.70)%	(3,056,241)

	100.00%	$82,432,357

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $69,986,492 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$17,179,819
Gross Unrealized Depreciation	(1,677,713)

Net Unrealized Appreciation	$15,502,106

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY MID CAP GROWTH FUND

Shares	Security Name	Value

Common Stock – 93.91%

Amusement & Recreation Services – 0.58%

14,900	Multimedia Games Incorporated†	$542,211

Apparel & Accessory Stores – 2.13%

65,100	Chico’s FAS Incorporated†	1,994,664

Building Construction – General Contractors & Operative Builders – 2.26%

27,200	Lennar Corporation Class A	2,115,888

Business Services – 14.57%

68,700	Alliance Data Systems Corporation†	1,813,680

84,500	Amdocs Limited†	1,588,600

22,600	Electronic Arts Incorporated†	2,084,398

63,225	GTECH Holdings Corporation	2,709,191

56,700	Lamar Advertising Company†	1,663,578

15,700	Symantec Corporation†	989,414

17,200	United Online Incorporated†	597,184

62,900	Yahoo! Incorporated†	2,225,402

		13,671,447

Chemicals & Allied Products – 6.54%

59,832	Andrx Corporation†	1,107,490

20,000	Genzyme Corporation†	925,000

28,000	ImClone Systems Incorporated†	1,084,160

25,996	Medimmune Incorporated†	858,128

31,669	Pharmaceutical Resources Incorporated†	2,160,459

		6,135,237

Communications – 10.87%

14,400	Adtran Incorporated	880,992

3,600	American Tower Corporation Class A†	36,540

14,000	Clear Channel Communications Incorporated	536,200

50,375	Entercom Communications Corporation†	2,257,808

61,800	InterActiveCorp†	2,042,490

124,600	Nextel Communications Incorporated Class A†	2,453,374

14,600	NII Holdings Incorporated Class B†	871,474

35,000	Univision Communications Incorporated†	1,117,550

		10,196,428

Depository Institutions – 0.79%

14,500	City National Corporation	738,920

Educational Services – 3.50%

21,500	Apollo Group Incorporated Class A†	1,419,645

41,100	Career Education Corporation†	1,861,830

		3,281,475

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY MID CAP GROWTH FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 11.10%

34,703	Analog Devices Incorporated†	$1,319,408

19,600	Harman International Industries Incorporated	1,927,660

30,000	Integrated Circuit Systems Incorporated†	901,200

49,400	Intersil Corporation Class A†	1,175,720

35,732	Linear Technology Corporation	1,279,563

81,700	McData Corporation Class A†	977,949

29,300	Varian Semiconductor Equipment Associates Incorporated†	1,097,285

88,790	Zoran Corp†	1,731,405

		10,410,190

Engineering, Accounting, Research Management & Related Services – 0.35%

13,555	Resources Connection Incorporated†	330,850

Health Services – 1.30%

23,200	Coventry Health Care Incorporated†	1,223,568

Home Furniture, Furnishings, & Equipment Stores – 1.07%

26,185	Bed Bath & Beyond Incorporated†	999,743

Hotels, Rooming Houses, Camps & Other Lodge Places – 4.43%

54,400	Starwood Hotels & Resorts Worldwide Incorporated	1,893,120

74,000	Station Casinos Incorporated	2,264,400

		4,157,520

Insurance Carriers – 2.13%

45,086	Radian Group Incorporated	2,001,818

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.75%

111,900	PerkinElmer Incorporated	1,713,189

40,000	Thermo Electron Corporation†	868,000

		2,581,189

Miscellaneous Manufacturing Industries – 3.32%

82,065	Leapfrog Enterprises Incorporated†	3,118,470

Non-Depository Credit Institutions – 2.30%

27,575	Countrywide Financial Corporation	2,158,571

Oil & Gas Extraction – 5.26%

28,825	Nabors Industries Limited†	1,074,021

16,700	Pogo Producing Company	756,175

72,400	Pride International Incorporated†	1,227,180

42,200	Rowan Companies Incorporated†	1,037,276

40,000	XTO Energy Incorporated	839,600

		4,934,252

Personal Services – 1.61%

36,200	Weight Watchers International Incorporated†	1,505,920

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY MID CAP GROWTH FUND

Shares	Security Name	Value

Petroleum Refining & Related Industries – 1.13%

18,000	Murphy Oil Corporation	$1,057,500

Printing, Publishing, & Allied Industries – 1.71%

18,876	EW Scripps Company	1,606,348

Railroad Transportation – 0.99%

16,000	Union Pacific Corporation	930,720

Security & Commodity Brokers, Dealers, Exchanges & Services – 3.38%

194,900	E*Trade Financial Corporation†	1,804,774

19,775	Lehman Brothers Holdings Incorporated	1,366,057

		3,170,831

Transportation Equipment – 2.78%

101,400	Brunswick Corporation	2,603,952

Transportation Services – 1.98%

50,000	CH Robinson Worldwide Incorporated	1,860,500

Water Transportation – 2.71%

90,300	Royal Caribbean Cruises Limited	2,538,334

Wholesale Trade-Durable Goods – 2.37%

46,805	WW Grainger Incorporated	2,225,579

Total Common Stock (Cost $74,763,985)		88,092,125

Short Term Investments – 5.83%

5,465,109	Wells Fargo Money Market Trust~	5,465,109

Total Short-Term Investments (Cost $5,465,109)		5,465,109

Total Investment in Securities (Cost $80,229,094)*	99.74%	$93,557,234

Other Assets and Liabilities, Net	0.26	245,642

Total Net Assets	100.00%	$93,802,876

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $80,467,629 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$14,468,303
Gross Unrealized Depreciation	(1,378,698)

Net Unrealized Appreciation	$13,089,605

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY SMALL CAP FUND

Shares	Security Name	Value

Common Stock – 97.94%

Amusement & Recreation Services – 0.59%

13,600	Multimedia Games Incorporated†	$494,904

Apparel & Accessory Stores – 2.67%

21,652	AnnTaylor Stores Corporation†	695,895

47,413	Finish Line Incorporated Class A†	1,246,962

14,050	Pacific Sunwear of California Incorporated†	290,273

		2,233,130

Automotive Dealers & Gasoline Service Stations – 0.76%

41,023	CSK Auto Corporation†	632,575

Building Construction – General Contractors & Operative Builders – 1.10%

30,300	Toll Brothers Incorporated†	921,726

Business Services – 17.31%

62,632	Alliance Data Systems Corporation†	1,653,485

76,200	aQuantive Incorporated†	705,612

24,900	Arbitron Incorporated†	878,970

40,000	Ask Jeeves Incorporated†	696,000

62,100	Autobytel Incorporated†	591,192

19,500	Cerner Corporation†	601,965

13,900	Certegy Incorporated	446,329

27,100	Checkfree Corporation†	542,000

110,493	CNET Networks Incorporated†	782,290

19,600	Cognizant Technology Solutions Corporation†	714,812

47,791	Documentum Incorporated†	1,018,426

17,700	Getty Images Incorporated†	622,332

56,536	GTECH Holdings Corporation	2,422,567

32,700	Manhattan Associates Incorporated†	846,603

67,616	Quest Software Incorporated†	818,154

37,240	Transaction Systems Architects Incorporated Class A†	618,556

15,200	United Online Incorporated†	527,744

		14,487,037

Chemicals & Allied Products – 10.35%

72,900	Andrx Corporation†	1,349,379

61,100	BioMarin Pharmaceuticals Incorporated†	468,026

42,300	Ilex Oncology Incorporated†	702,603

83,319	Inspire Pharmaceuticals Incorporated†	1,433,087

33,100	Medicines Company†	860,600

7,400	MGI Pharma Incorporated†	290,524

20,300	Neurocrine Biosciences Incorporated†	1,005,256

21,400	NPS Pharmaceuticals Incorporated†	595,990

28,627	Pharmaceutical Resources Incorporated†	1,952,934

		8,658,399

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY SMALL CAP FUND

Shares	Security Name	Value

Communications – 8.96%

44,800	American Tower Corporation Class A†	$454,720

71,800	Cumulus Media Incorporated Class A†	1,224,190

53,400	Gray Television Incorporated	623,712

33,200	Lin TV Corporation Class A†	705,832

228,162	Nextel Partners Incorporated Class A†	1,791,072

13,200	NII Holdings Incorporated Class B†	787,908

133,200	Radio One Incorporated Class D†	1,912,752

		7,500,186

Construction Special Trade Contractors – 0.80%

24,641	Chicago Bridge & Iron Company NV	669,250

Depository Institutions – 1.20%

12,700	East West Bancorp Incorporated	542,925

13,300	Independence Community Bank Corporation	464,569

		1,007,494

Educational Services – 2.77%

17,900	Corinthian Colleges Incorporated†	1,023,164

27,400	Learning Tree International Incorporated†	459,498

30,600	Sylvan Learning Systems Incorporated†	834,768

		2,317,430

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 8.53%

47,868	Artisan Components Incorporated†	804,661

8,600	Harman International Industries Incorporated	845,810

20,110	Integrated Circuit Systems Incorporated†	604,104

88,392	Integrated Device Technology Incorporated†	1,097,829

29,000	Intersil Corporation Class A†	690,200

80,219	McData Corporation Class A†	960,221

16,100	Varian Semiconductor Equipment Associates Incorporated†	602,945

78,425	Zoran Corporation†	1,529,288

		7,135,058

Engineering, Accounting, Research Management & Related Services – 3.80%

18,600	Advisory Board Company†	845,370

81,743	Kroll Incorporated†	1,520,420

33,473	Resources Connection Incorporated†	817,009

		3,182,799

Health Services – 1.98%

21,200	Accredo Health Incorporated†	593,388

20,200	Coventry Health Care Incorporated†	1,065,348

		1,658,736

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY SMALL CAP FUND

Shares	Security Name	Value

Hotels, Rooming Houses, Camps & Other Lodge Places – 3.59%

36,700	Fairmont Hotels & Resorts Incorporated	$945,025

67,200	Station Casinos Incorporated	2,056,320

		3,001,345

Industrial & Commercial Machinery & Computer Equipment – 2.66%

12,400	Actuant Corporation Class A†	696,260

48,700	Asyst Technologies Incorporated†	685,209

48,400	Entegris Incorporated†	546,920

29,300	Grant Prideco Incorporated†	298,567

		2,226,956

Insurance Agents, Brokers & Service – 0.51%

15,738	National Financial Partners Corporation†	424,926

Insurance Carriers – 2.22%

22,694	Centene Corporation†	689,671

13,500	Radian Group Incorporated	599,400

23,600	Scottish Re Group Limited	569,940

		1,859,011

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.43%

19,861	Cooper Companies Incorporated	809,336

100,800	PerkinElmer Incorporated	1,543,248

10,009	Respironics Incorporated†	418,176

7,200	Sonic Solutions Incorporated†	100,296

		2,871,056

Miscellaneous Manufacturing Industries – 3.34%

73,514	Leapfrog Enterprises Incorporated†	2,793,532

Miscellaneous Retail – 1.66%

62,500	Marvel Enterprises Incorporated†	1,390,625

Motion Pictures – 4.49%

154,357	Hollywood Entertainment Corporation†	2,624,069

61,400	Macrovision Corporation†	1,134,058

		3,758,127

Motor Freight Transportation & Warehousing – 1.59%

21,400	CNF Incorporated	685,870

28,000	Werner Enterprises Incorporated	641,480

		1,327,350

Non-Depository Credit Institutions – 0.58%

13,900	Westcorp	485,805

Oil & Gas Extraction – 2.93%

25,583	Patina Oil & Gas Corporation	927,128

11,100	Precision Drilling Corporation†	418,026

65,072	Pride International Incorporated†	1,102,970

		2,448,124

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

MONTGOMERY SMALL CAP FUND

Shares	Security Name	Value

Security & Commodity Brokers, Dealers, Exchanges & Services – 1.81%

24,900	Jefferies Group Incorporated	$715,875

70,000	Knight Trading Group Incorporated†	801,500

		1,517,375

Transportation By Air – 1.28%

96,400	Mesa Air Group Incorporated†	1,070,040

Transportation Equipment – 3.04%

48,400	Brunswick Corporation	1,242,912

17,600	Polaris Industries Incorporated	1,305,040

		2,547,952

Transportation Services – 1.43%

59,848	Pacer International Incorporated†	1,192,771

Wholesale Trade – Durable Goods – 1.51%

14,885	Hughes Supply Incorporated	483,018

51,200	Insight Enterprises Incorporated†	779,264

		1,262,282

Wholesale Trade – Non-Durable Goods – 1.05%

43,000	Priority Healthcare Corporation Class B†	883,220

Total Common Stock (Cost $76,067,444)		81,959,221

Warrants – 0%

2,851	Timco Aviation Services Incorporated†	0

Total Warrants (Cost $0)		0

Short Term Investment – 1.63%

1,363,416	Wells Fargo Money Market Trust~	1,363,416

Total Short Term Investment (Cost $1,363,416)		1,363,416

Principal		Interest Rate	Maturity Date

Corporate Bonds (PIK) – 0%

2,749	Timco Aviation Services Incorporatedªª	8.00%	01/02/2007	2

Total Corporate Bonds (Cost $0)				2

Total Investment in Securities (Cost $77,430,860)*	99.57%			$83,322,639

Other Assets and Liabilities, Net	0.43%			361,349

Total Net Assets	100.00%			$83,683,988

†	Non-income earning securities.
ªª	This security is currently in default.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund.
The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $77,755,346 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$7,110,409
Gross Unrealized Depreciation	(1,543,116)

Net Unrealized Appreciation	$5,567,293

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SIFE SPECIALIZED FINANCIAL SERVICES FUND

Shares	Security Name	Value

Common Stock – 96.95%

Depository Institutions – 51.67%

371,300	Bank of America Corporation	$28,976,252

400,000	Bank of the Ozarks Incorporated	17,804,000

686,081	Banknorth Group Incorporated	19,361,206

602,969	Charter One Financial Incorporated	18,450,851

660,900	Citigroup Incorporated	30,077,559

186,142	Cullen/Frost Bankers Incorporated	6,930,067

450,000	Hibernia Corporation Class A	9,117,000

855,000	JP Morgan Chase & Company	29,352,150

598,901	New York Community Bancorp Incorporated	18,871,371

712,000	Roslyn Bancorp Incorporated	16,717,760

700,000	SouthTrust Corporation	20,573,000

254,500	Summit Bancshares Incorporated	6,998,750

100,000	Texas Regional Bancshares Incorporated Class A	3,379,000

164,050	Umpqua Holdings Corporation	3,121,872

300,000	US Bancorp	7,197,000

550,000	Wachovia Corporation	22,654,500

300,085	Zions Bancorporation	16,759,747

		276,342,085

Financial Services – 6.47%

422,084	Bank One Corporation	16,313,547

230,800	Independent Bank Corporation Massachusetts	5,910,788

250,000	UnionBanCal Corporation	12,400,000

		34,624,335

Insurance Carriers – 4.32%

400,000	American International Group Incorporated	23,080,000

Non-Depository Credit Institutions – 17.31%

800,000	Capital One Financial Corporation	45,632,000

1,328,250	MBNA Corporation	30,284,100

900,000	Sovereign Bancorp Incorporated	16,695,000

		92,611,100

Security & Commodity Brokers, Dealers, Exchanges & Services – 17.18%

310,000	Bear Stearns Companies Incorporated	23,188,000

320,000	Lehman Brothers Holdings Incorporated	22,105,600

400,000	Merrill Lynch & Company Incorporated	21,412,000

300,000	Goldman Sachs Group Incorporated	25,170,000

		91,875,600

Total Common Stock (Cost $456,672,588)		518,533,120

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SIFE SPECIALIZED FINANCIAL SERVICES FUND

Principal			Interest Rate		Maturity Date	Value

Short-Term Investments – 8.13%

Repurchase Agreements – 6.81%

18,604,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities		0.95		10/01/2003	$18,604,000

17,843,000	Morgan Stanley Incorporated – 102% Collateralized by US Government Securities		0.94		10/01/2003	17,843,000

						36,447,000

US Treasury Bills – 1.32%

2,750,000	US Treasury Bill		1.08	%ª	11/28/2003	2,746,074

4,300,000	US Treasury Bill		0.17	%ª	10/30/2003	4,296,691

						7,042,765

Total Short-Term Investments (Cost $43,489,572)						43,489,765

Total Investment in Securities (Cost $500,162,160)*		105.08%				$562,022,885

Other Assets and Liabilities, Net		(5.08)%				(27,154,512)

Total Net Assets		100.00%				$534,868,373

ª	Yield to Maturity.
*	Cost for federal income tax purposes is $503,505,845 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$65,098,780
Gross Unrealized Depreciation	(6,581,740)

Net Unrealized Appreciation	$58,517,040

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Common Stock – 98.85%

Apparel & Accessory Stores – 2.69%

38,202	AnnTaylor Stores Corporation†	$1,227,812

82,001	Finish Line Incorporated Class A†	2,156,626

28,545	Pacific Sunwear of California Incorporated†	589,740

		3,974,178

Automotive Dealers & Gasoline Service Stations – 0.75%

71,699	CSK Auto Corporation†	1,105,599

Building Construction-General Contractors & Operative Builders – 1.12%

54,400	Toll Brothers Incorporated†	1,654,848

Business Services – 17.43%

109,300	Alliance Data Systems Corporation†	2,885,520

138,700	aQuantive Incorporated†	1,284,362

44,600	Arbitron Incorporated†	1,574,380

69,300	Ask Jeeves Incorporated†	1,205,820

108,694	Autobytel Incorporated†	1,034,767

34,700	Cerner Corporation†	1,071,189

24,400	Certegy Incorporated	783,484

47,400	Checkfree Corporation†	948,000

212,308	CNET Networks Incorporated†	1,503,141

34,300	Cognizant Technology Solutions Corporation†	1,250,921

86,119	Documentum Incorporated†	1,835,196

30,600	Getty Images Incorporated†	1,075,896

99,856	GTECH Holdings Corporation	4,278,830

58,100	Manhattan Associates Incorporated†	1,504,209

1	NetIQ Corporation†	12

118,317	Quest Software Incorporated†	1,431,635

66,302	Transaction Systems Architects Incorporated Class A	1,101,276

27,100	United Online Incorporated†	940,912

		25,709,550

Chemicals & Allied Products – 11.01%

121,324	Andrx Corporation†	2,245,707

99,366	BioMarin Pharmaceuticals Incorporated†	761,144

74,300	Ilex Oncology Incorporated†	1,234,123

132,076	Inspire Pharmaceuticals Incorporated†	2,271,707

55,200	Medicines Company†	1,435,200

22,400	MGI Pharma Incorporated†	879,424

35,520	Neurocrine Biosciences Incorporated†	1,758,950

43,619	NPS Pharmaceuticals Incorporated†	1,214,789

49,790	Pharmaceutical Resources Incorporated†	3,396,675

46,185	United Therapeutics Corporation†	1,043,319

		16,241,038

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Communications – 8.90%

78,300	American Tower Corporation Class A†	$794,745

125,565	Cumulus Media Incorporated Class A†	2,140,883

69,500	Gray Television Incorporated	811,760

62,500	Lin TV Corporation Class A†	1,328,750

413,627	Nextel Partners Incorporated Class A†	3,246,972

23,100	NII Holdings Incorporated Class B†	1,378,839

238,600	Radio One Incorporated Class D†	3,426,296

		13,128,245

Construction Special Trade Contractors – 0.83%

45,150	Chicago Bridge & Iron Company NV	1,226,274

Depository Institutions – 3.24%

59,575	BankAtlantic Bancorp Incorporated Class A	848,944

22,300	East West Bancorp Incorporated	953,325

24,300	Independence Community Bank Corporation	848,799

32,217	Texas Regional Bancshares Incorporated Class A	1,088,612

34,850	United Bankshares Incorporated	1,043,758

		4,783,438

Educational Services – 2.78%

32,022	Corinthian Colleges Incorporated†	1,830,378

48,000	Learning Tree International Incorporated†	804,960

53,500	Sylvan Learning Systems Incorporated†	1,459,480

		4,094,818

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 8.26%

80,673	Artisan Components Incorporated†	1,356,113

15,206	Harman International Industries Incorporated	1,495,510

35,166	Integrated Circuit Systems Incorporated†	1,056,387

155,179	Integrated Device Technology Incorporated†	1,927,323

35,891	Intersil Corporation Class A†	854,206

143,671	McData Corporation Class A†	1,719,742

28,175	Varian Semiconductor Equipment Associates Incorporated†	1,055,153

139,263	Zoran Corporation†	2,715,629

		12,180,063

Engineering, Accounting, Research Management & Related Services – 3.88%

142,915	Kroll Incorporated†	2,658,219

62,057	Resources Connection Incorporated†	1,514,688

34,043	Advisory Board Company†	1,547,254

		5,720,161

Health Services – 1.99%

37,000	Accredo Health Incorporated†	1,035,630

36,091	Coventry Health Care Incorporated†	1,903,439

		2,939,069

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Hotels, Rooming Houses, Camps & Other Lodge Places – 3.61%

67,100	Fairmont Hotels & Resorts Incorporated	$1,727,825

117,600	Station Casinos Incorporated	3,598,560

		5,326,385

Industrial & Commercial Machinery & Computer Equipment – 2.33%

22,200	Actuant Corporation Class A†	1,246,530

87,400	Asyst Technologies Incorporated†	1,229,718

84,771	Entegris Incorporated†	957,912

		3,434,160

Insurance Agents, Brokers & Service – 0.45%

24,656	National Financial Partners Corporation†	665,712

Insurance Carriers – 1.58%

44,093	Centene Corporation†	1,339,986

41,300	Scottish Re Group Limited	997,395

		2,337,381

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.30%

34,870	Cooper Companies Incorporated	1,420,953

175,800	PerkinElmer Incorporated	2,691,498

17,935	Respironics Incorporated†	749,324

		4,861,775

Miscellaneous Manufacturing Industries – 3.36%

130,335	Leapfrog Enterprises Incorporated†	4,952,730

Miscellaneous Retail – 1.68%

111,100	Marvel Enterprises Incorporated†	2,471,975

Motion Pictures – 4.56%

276,804	Hollywood Entertainment Corporation†	4,705,668

109,300	Macrovision Corporation†	2,018,771

		6,724,439

Motor Freight Transportation & Warehousing – 1.57%

37,300	CNF Incorporated	1,195,465

48,800	Werner Enterprises Incorporated	1,118,008

		2,313,473

Non-Depository Credit Institutions – 0.60%

25,400	Westcorp	887,730

Oil & Gas Extraction – 2.93%

45,000	Patina Oil & Gas Corporation	1,630,800

20,400	Precision Drilling Corporation†	768,264

113,765	Pride International Incorporated†	1,928,317

		4,327,381

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Security & Commodity Brokers, Dealers, Exchanges & Services – 1.74%

40,300	Jefferies Group Incorporated	$1,158,625

122,400	Knight Trading Group Incorporated†	1,401,480

		2,560,105

Transportation By Air – 1.28%

169,700	Mesa Air Group Incorporated†	1,883,670

Transportation Equipment – 2.99%

83,500	Brunswick Corporation	2,144,280

30,623	Polaris Industries Incorporated	2,270,695

		4,414,975

Transportation Services – 1.42%

105,073	Pacer International Incorporated†	2,094,104

Wholesale Trade – Durable Goods – 1.53%

26,824	Hughes Supply Incorporated	870,439

91,000	Insight Enterprises Incorporated†	1,385,020

		2,255,459

Wholesale Trade – Non-Durable Goods – 1.04%

74,561	Priority Healthcare Corporation Class B†	1,531,482

Total Common Stock (Cost $132,194,676)		145,800,217

Warrants – 0.00%

108	Imperial Credit Industries†(a)	0

15	US Surgical Corporation(a)	0

Total Warrants (Cost $0)		0

Short Term Investments – 2.11%

3,118,380	Wells Fargo Money Market Trust~	3,118,380

Total Short Term Investments (Cost $3,118,380)		3,118,380

Total Investment in Securities (Cost $135,313,056)*	100.96%	$148,918,597

Other Assets and Liabilities, Net	(0.96)%	(1,428,234)

Total Net Assets	100.00%	$147,490,363

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $136,597,535 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$17,175,292
Gross Unrealized Depreciation	(4,854,230)

Net Unrealized Appreciation	$12,321,062

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value

Common Stock – 90.28%

Agricultural Production Crops – 0.99%

164,800	Delta & Pine Land Company	$3,792,048

Apparel & Accessory Stores – 0.68%

95,300	Aeropostale Incorporated†	2,577,865

Automotive Dealers & Gasoline Service Stations – 1.61%

86,800	Advance Auto Parts Incorporated†	6,154,120

Business Services – 10.96%

57,000	Advo Incorporated†	2,372,910

141,100	Arbitron Incorporated†	4,980,830

41,000	Ascential Software Corporation†	759,730

269,300	Autodesk Incorporated	4,583,486

77,300	Avocent Corporation†	2,341,417

144,900	DoubleClick Incorporated†	1,560,573

39,000	Entrust Incorporated†	191,490

136,300	Hyperion Solutions Corporation†	3,934,981

391,800	MPS Group Incorporated†	3,526,200

907,700	Network Associates Incorporated†	12,489,952

616,400	Peregrine Systems Incorporated†(a)	300,248

223,400	Universal Compression Holdings Incorporated†	4,807,568

		41,849,385

Chemicals & Allied Products – 7.03%

180,300	Able Laboratories Incorporated†	3,373,413

170,800	Cambrex Corporation	3,877,160

158,500	Georgia Gulf Corporation	3,700,975

15,673	Medicis Pharmaceutical Corporation Class A	918,438

365,100	NBTY Incorporated†	8,525,085

140,100	Olin Corporation	2,216,382

332,400	Perrigo Company	4,231,452

		26,842,905

Communications – 3.00%

235,800	Crown Castle International Corporation†	2,218,878

336,300	Enterasys Networks Incorporated†	1,345,200

618,700	Extreme Networks Incorporated†	3,903,997

164,500	Hearst-Argyle Television Incorporated†	3,980,900

		11,448,975

Depository Institutions – 4.10%

46,500	Allegiant Bancorp Incorporated	939,300

103,600	BankAtlantic Bancorp Incorporated Class A	1,476,300

64,200	Commerce Bancshares Incorporated	2,808,750

257,300	First Niagara Financial Group Incorporated	3,885,230

110,400	Greater Bay Bancorp	2,296,320

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value

Depository Institutions (continued)

38,700	IndyMac Bancorp Incorporated	$896,679

78,100	Local Financial Corporation†	1,397,209

66,300	R&G Financial Corporation Class B	1,935,960

		15,635,748

Eating & Drinking Places – 0.60%

24,000	California Pizza Kitchen Incorporated†	417,600

47,600	CEC Entertainment Incorporated†	1,865,920

		2,283,520

Electric, Gas & Sanitary Services – 2.46%

220,400	AGL Resources Incorporated	6,208,668

113,400	PNM Resources Incorporated	3,179,736

		9,388,404

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 6.98%

667,900	Aeroflex Incorporated†	5,910,915

175,600	Amphenol Corporation Class A†	9,139,980

64,700	AO Smith Corporation	1,812,247

161,300	Artisan Components Incorporated†	2,711,453

40,500	Cymer Incorporated†	1,668,600

29,600	Emulex Corporation†	753,912

69,100	Exar Corporation†	976,383

89,500	Lattice Semiconductor Corporation†	636,345

585,200	Microtune Incorporated†	1,451,296

146,600	Mindspeed Technologies Incorporated†	790,174

122,100	Vitesse Semiconductor Corporation†	781,440

		26,632,745

Engineering, Accounting, Research Management & Related Services – 1.73%

148,200	Diversa Corporation†	1,148,550

236,600	Lexicon Genetics Incorporated†	1,220,856

51,800	MAXIMUS Incorporated†	1,784,510

38,800	Neurochem Incorporated†	468,316

394,300	Savient Pharmaceuticals Incorporated†	1,991,215

		6,613,447

Food & Kindred Products – 0.37%

46,911	Constellation Brands Incorporated Class A†	1,430,316

Health Services – 6.78%

79,500	Accredo Health Incorporated†	2,225,205

237,000	Apria Healthcare Group Incorporated†	6,489,060

208,475	DaVita Incorporated†	6,635,759

144,500	Edwards Lifesciences Corporation†	3,913,060

56,500	Renal Care Group Incorporated†	1,929,475

165,600	United Surgical Partners International Incorporated†	4,686,480

		25,879,039

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value

Holding & Other Investment Offices – 1.14%

69,580	Affiliated Managers Group Incorporated†	$4,369,624

Home Furniture, Furnishings & Equipment Stores – 1.14%

152,500	Electronics Boutique Holdings Corporation†	4,356,925

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.48%

119,400	Boyd Gaming Corporation	1,822,044

Industrial & Commercial Machinery & Computer Equipment – 3.42%

54,800	Actuant Corporation Class A†	3,077,020

396,200	Grant Prideco Incorporated†	4,037,278

88,400	Hydril Company†	1,790,984

147,500	Ultratech Incorporated†	4,162,450

		13,067,732

Insurance Carriers – 5.04%

7,200	Erie Indemnity Company Class A	280,080

347,300	Platinum Underwriters Holdings Limited	9,759,130

225,400	Reinsurance Group of America Incorporated	9,185,050

		19,224,260

Legal Services – 0.49%

108,400	FTI Consulting Incorporated†	1,880,740

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 9.83%

14,300	August Technology Corporation†	203,632

141,700	DRS Technologies Incorporated†	3,419,221

246,000	Fisher Scientific International Incorporated†	9,763,740

154,200	Fossil Incorporated†	3,736,266

422,200	Hanger Orthopedic Group Incorporated†	6,480,770

181,800	Millipore Corporation	8,373,708

98,814	PerkinElmer Incorporated	1,512,842

138,800	Photon Dynamics Incorporated†	4,046,020

		37,536,199

Membership Organizations – 1.13%

159,400	Immucor Incorporated†	4,295,830

Miscellaneous Retail – 2.64%

344,500	1-800-FLOWERS.COM Incorporated Class A†	2,590,640

30,600	Hancock Fabrics Incorporated Delaware	482,868

225,100	Petco Animal Supplies Incorporated†	7,023,120

		10,096,628

Motion Pictures – 1.07%

266,000	Metro-Goldwyn-Mayer Incorporated†	4,080,440

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value

Oil & Gas Extraction – 5.27%

250,100	Cal Dive International Incorporated†	$4,861,944

69,000	Houston Exploration Company†	2,421,900

440,500	Key Energy Services Incorporated†	4,250,825

124,100	Remington Oil & Gas Corporation†	2,252,415

84,900	Southwestern Energy Company†	1,536,690

24,700	Stone Energy Corporation†	871,416

221,500	Superior Energy Services Incorporated†	2,170,700

97,600	W-H Energy Services Incorporated†	1,737,280

		20,103,170

Personal Services – 1.15%

136,400	Regis Corporation	4,378,440

Primary Metal Industries – 0.71%

146,600	United States Steel Corporation	2,694,508

Printing, Publishing & Allied Industries – 1.18%

38,900	Journal Communications Incorporated Class A†	643,795

272,900	Moore Wallace Incorporated†	3,875,180

		4,518,975

Real Estate – 0.74%

116,200	Catellus Development Corporation†	2,841,090

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.42%

141,400	Knight Trading Group Incorporated†	1,619,030

Textile Mill Products – 1.58%

196,000	Albany International Corporation Class A	6,044,640

Transportation By Air – 1.86%

331,300	AMR Corporation†	3,793,385

198,700	Continental Airlines Incorporated Class B†	3,294,446

		7,087,831

Transportation Equipment – 0.48%

114,500	Wabtec Corporation	1,814,825

Transportation Services – 0.42%

115,400	Navigant International Incorporated†	1,616,754

Wholesale Trade – Durable Goods – 1.57%

292,200	PEP Boys-Manny Moe & Jack	4,470,660

60,800	TBC Corporation†	1,523,040

		5,993,700

Wholesale Trade Non-Durable Goods – 1.23%

118,800	Airgas Incorporated	2,114,640

63,200	Performance Food Group Company†	2,572,872

		4,687,512

Total Common Stock (Cost $303,065,986)		344,659,414

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SMALL CAP OPPORTUNITIES FUND

Shares	Security Name	Value

Real Estate Investment Trust – 2.70%

170,201	Brandywine Realty Trust	$4,372,464

59,883	Health Care REIT Incorporated	1,847,391

224,100	United Dominion Realty Trust Incorporated	4,103,272

Total Real Estate Investment Trust (Cost $9,530,851)		10,323,127

Short-Term Investments – 9.81%

37,444,958	Wells Fargo Money Market Trust~	37,444,958

Total Short-Term Investments (Cost $37,444,958)		37,444,958

Total Investment in Securities (Cost $350,041,795)*	102.79%	$392,427,499

Other Assets and Liabilities, Net	(2.79)	(10,641,396)

Total Net Assets	100.00%	$381,786,103

(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $350,598,335 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$48,281,676
Gross Unrealized Depreciation	(6,452,512)

Net Unrealized Appreciation	$41,829,164

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH FUND

Face/Share Amount	Security Name	Value

N/A	Wells Fargo Small Company Growth Portfolio	$433,094,554

Total Investment in Master Portfolio – (Cost $407,424,354)		433,094,554

Total Investment in Master Portfolio (Cost $407,424,354)	100.17%	$433,094,554

Other Assets and Liabilities, Net	(0.17)%	(766,712)

Total Net Assets	100.00%	$432,327,842

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SMALL COMPANY VALUE FUND

Face/Share Amount	Security Name	Value

N/A	Wells Fargo Small Company Value Portfolio	$50,923,803

Total Investment in Master Portfolio – (Cost $45,924,830)		50,923,803

Total Investment in Master Portfolio (Cost $45,924,830)	99.11%	$50,923,803

Other Assets and Liabilities, Net	0.89%	457,843

Total Net Assets	100.00%	$51,381,646

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SPECIALIZED HEALTH SCIENCES FUND

Shares	Security Name	Value

Common Stock – 95.94%

Chemicals & Allied Products – 59.15%

15,500	Abbott Laboratories	$659,525

14,500	Abgenix Incorporated†	210,105

12,700	Adolor Corporation†	233,045

13,200	Alpharma Incorporated Class A	245,520

18,750	AmerisourceBergen Corporation	1,013,438

26,550	Amgen Incorporated†	1,714,334

11,500	Amylin Pharmaceuticals Incorporated†	324,760

5,500	Angiotech Pharmaceuticals Incorporated†	240,075

22,700	Axcan Pharma Incorporated†	310,082

8,050	Barr Laboratories Incorporated†	549,091

10,150	Cardinal Health Incorporated	592,659

7,000	Cephalon Incorporated†	321,440

9,800	CV Therapeutics Incorporated†	215,600

13,450	Genentech Incorporated†	1,077,883

17,000	Gilead Sciences Incorporated†	950,810

11,000	Idec Pharmaceuticals Corporation†	364,650

22,500	Isis Pharmaceuticals Incorporated†	146,700

18,500	Ligand Pharmaceuticals Incorporated Class B†	238,465

18,300	Medimmune Incorporated†	604,083

30,100	Merck & Company Incorporated	1,523,662

5,900	MGI Pharma Incorporated†	231,634

17,500	Mylan Laboratories Incorporated	676,375

42,500	Nektar Therapeutics†	544,000

2,900	Neurocrine Biosciences Incorporated†	143,608

11,700	OSI Pharmaceuticals Incorporated†	379,899

68,690	Pfizer Incorporated	2,086,802

10,000	Pharmaceutical Resources Incorporated†	682,200

9,500	Protein Design Labs Incorporated†	131,670

12,200	Teva Pharmaceutical Industries Limited ADR	697,230

13,800	VCA Antech Incorporated†	324,990

7,000	Watson Pharmaceuticals Incorporated†	291,830

29,650	Wyeth	1,366,865

		19,093,030

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 1.26%

11,300	Wilson Greatbatch Technologies Incorporated†	407,365

Health Services – 1.93%

7,500	Roche Holding AG	621,862

Industrial & Commercial Machinery & Computer Equipment – 2.56%

14,400	Varian Medical Systems Incorporated†	827,712

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SPECIALIZED HEALTH SCIENCES FUND

Shares	Security Name	Value

Insurance Carriers – 8.37%

17,300	Aetna Incorporated	$1,055,819

6,000	Anthem Incorporated†	427,980

12,500	UnitedHealth Group Incorporated	629,000

7,650	WellPoint Health Networks Incorporated†	589,662

		2,702,461

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 17.75%

6,200	Allergan Incorporated	488,126

15,000	Boston Scientific Corporation†	957,000

4,100	Inamed Corporation†	301,145

24,200	Medtronic Incorporated	1,135,464

19,200	St Jude Medical Incorporated†	1,032,384

15,000	Stryker Corporation	1,129,650

17,500	Therasense Incorporated†	218,575

18,500	Wright Medical Group Incorporated†	467,680

		5,730,024

Medical Products – 1.55%

10,700	Guidant Corporation	501,295

Membership Organizations – 1.48%

31,000	Millennium Pharmaceuticals Incorporated†	477,090

Wholesale Trade Non-Durable Goods – 1.89%

18,300	McKesson Corporation	609,206

Total Common Stock (Cost $27,553,053)		30,970,045

Short-Term Investment – 3.86%

1,244,541	Wells Fargo Money Market Trust~	1,244,541

Total Short-Term Investment (Cost $1,244,541)		1,244,541

Total Investment in Securities (Cost $28,797,594)*	99.80%	$32,214,586

Other Assets and Liabilities, Net	0.20%	63,949

Total Net Assets	100.00%	$32,278,535

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $29,587,994 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$3,995,777
Gross Unrealized Depreciation	(1,369,185)

Net Unrealized Appreciation	$2,626,592

The accompanying notes are an integral part of these financial statements.

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value

Common Stock – 92.18%

Business Services – 38.68%

144,060	Amdocs Limited†	$2,708,328

38,500	aQuantive Incorporated†	356,510

99,380	BEA Systems Incorporated†	1,197,529

61,110	Cognizant Technology Solutions Corporation†	2,228,682

27,220	Digital River Incorporated†	744,467

235,690	DoubleClick Incorporated†	2,538,381

45,320	eBay Incorporated†	2,425,073

94,400	Macromedia Incorporated†	2,335,456

27,560	Mercury Interactive Corporation†	1,251,500

26,600	Microsoft Corporation	739,214

47,240	MicroStrategy Incorporated Class A†	2,173,512

26,060	Monster Worldwide Incorporated†	656,191

77,940	Netease.Com Incorporated ADR†	4,350,611

23,480	NetFlix Incorporated†	789,163

114,870	Network Associates Incorporated†	1,580,611

437,410	Red Hat Incorporated†	4,417,841

190,950	Retek Incorporated†	1,288,913

43,440	SAP AG	1,321,010

160,230	Sina Corporation†	5,728,223

26,270	Symantec Corporation†	1,655,535

178,160	VeriSign Incorporated†	2,399,815

89,610	Veritas Software Corporation†	2,813,754

585,630	Vignette Corporation†	1,346,949

428	Yahoo Japan Corporation†	6,053,261

134,430	Yahoo! Incorporated†	4,756,133

		57,856,662

Communications – 3.88%

73,030	Foundry Networks Incorporated†	1,570,875

127,945	InterActiveCorp†	4,228,583

		5,799,458

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 28.76%

288,090	Alcatel SA ADR†	3,408,105

75,800	Amkor Technology Incorporated†	1,077,118

21,900	Canon Incorporated	1,070,349

156,880	Cypress Semiconductor Corporation†	2,773,638

54,000	Flextronics International Limited†	765,720

25,170	Intel Corporation	692,427

98,850	Marvell Technology Group Limited†	3,731,588

200,700	McData Corporation Class A†	2,402,379

165,221	National Semiconductor Corporation†	5,334,986

118,920	Network Appliance Incorporated†	2,441,428

171,710	Nokia OYJ ADR	2,678,676

24,150	Power Integrations Incorporated†	802,746

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

11,310	QLogic Corporation†	$531,683

44,100	Sharp Corporation	645,424

65,220	Silicon Laboratories Incorporated†	2,931,639

122,790	Sohu.com Incorporated†	3,818,769

255,084	Taiwan Semiconductor Manufacturing Company Limited ADR†	2,762,560

162,080	Utstarcom Incorporated†	5,155,763

		43,024,998

Holding & Other Investment Offices – 2.84%

100,500	Softbank Corporation	4,246,162

Industrial & Commercial Machinery & Computer Equipment – 8.47%

99,870	Brocade Communications Systems Incorporated†	521,321

37,726	Cisco Systems Incorporated†	737,166

46,600	Dell Incorporated†	1,555,974

86,030	Hewlett-Packard Company	1,665,541

111,800	Juniper Networks Incorporated†	1,668,056

176,300	Seagate Technology	4,795,360

67,770	Sonus Networks Incorporated†	469,646

104,460	Symbol Technologies Incorporated	1,248,297

		12,661,361

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods – 1.11%

97,200	Lexar Media Incorporated†	1,656,288

Miscellaneous Manufacturing Industries – 0.46%

33,900	Tyco International Limited	692,577

Miscellaneous Retail – 1.95%

60,430	Amazon.Com Incorporated†	2,922,395

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.98%

347,560	Lastminute.com plc†	1,472,467

Semiconductors – 0.85%

110,500	Nanya Technology Corporation†	854,276

91,030	United Microelectronics Corporation†	410,545

		1,264,821

Wholesale Trade – Durable Goods – 4.20%

28,800	Samsung Electronics Company Limited GDR	4,907,881

279,400	Sycamore Networks Incorporated†	1,369,060

		6,276,941

Total Common Stock (Cost $116,183,587)		137,874,130

WELLS FARGO STOCK FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value

Closed End Mutual Fund – 1.79%

37,350	iShares Nasdaq Biotechnology Index Fund†	$2,679,863

Total Closed End Mutual Fund (Cost $2,426,308)

Short-Term Investment – 6.28%

9,393,851	Wells Fargo Money Market Trust~	9,393,851

Total Short-Term Investment (Cost $9,393,851)		9,393,851

Total Investment in Securities (Cost $128,003,746)*	100.25%	149,947,844

Other Assets and Liabilities, Net	(0.25)%	(384,439)

Total Net Assets	100.00%	$149,563,405

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $128,649,971 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$23,910,059
Gross Unrealized Depreciation	(2,612,186)

Net Unrealized Appreciation	$21,297,873

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank —

WELLS FARGO STOCK FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003

	Diversified Equity	Diversified Small Cap	Equity Income	Equity Index

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$1,331,086,228	$285,661,012	$1,180,463,783	$367,107,201
Investments in affiliates	0	0	0	3,385,456
Repurchase Agreements	0	0	0	0

TOTAL INVESTMENTS AT MARKET VALUE	$1,331,086,228	$285,661,012	$1,180,463,783	$370,492,657

Cash	0	0	0	50,000
Foreign currency, at value	0	0	0	0
Collateral for securities loaned (Note 2)	0	0	0	34,231,661
Receivable for dividends and interest and other receivables	0	0	0	432,623
Receivable for investments sold	0	0	0	0
Receivable for Fund shares issued	1,453,144	798,551	740,398	292,009
Prepaid expenses and other assets	0	0	0	40,497
Receivable from advisor and affiliates	0	0	0	0

TOTAL ASSETS	1,332,539,372	286,459,563	1,181,204,181	405,539,447

LIABILITIES
Put/Call options written, at fair value	0	0	0	0
Payable for investments purchased	0	0	0	0
Payable for securities loaned (Note 2)	0	0	0	34,231,661
Foreign taxes payable	0	0	0	0
Payable for Fund shares redeemed	1,271,729	595,115	1,882,904	544,836
Payable to custodian for overdraft	0	0	0	0
Payable for investment advisor and affiliates (Notes 3 and 7)	326,685	137,175	15,493	0
Payable to other related parties(1)	104,781	25,756	222,712	115,971
Accrued expenses and other liabilities	88,482	51,553	80,139	74,348
Payable for daily variation margin on futures contracts	0	0	0	93,425

TOTAL LIABILITIES	1,791,677	809,599	2,201,248	35,060,241

TOTAL NET ASSETS	$1,330,747,695	$285,649,964	$1,179,002,933	$370,479,206

NET ASSETS CONSIST OF:

Paid-in capital	$1,066,860,628	$257,893,979	$1,247,164,136	$221,907,578
Undistributed net investment income (loss)	9,111,905	(42,734)	788,575	2,606,985
Undistributed net realized gain (loss) on investments, foreign currency transactions and futures	(16,325,308)	(2,300,551)	35,881,095	10,363,979
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	271,100,470	30,099,270	(104,830,873)	135,905,677
Net unrealized appreciation (depreciation) of foreign currency	0	0	0	0
Net unrealized appreciation (depreciation) of futures	0	0	0	(305,013)
Net unrealized appreciation (depreciation) of options and short sales	0	0	0	0

TOTAL NET ASSETS	$1,330,747,695	$285,649,964	$1,179,002,933	$370,479,206

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$76,291,949	N/A	$161,961,739	$312,974,097
Shares outstanding – Class A	2,142,285	N/A	5,171,227	7,025,028
Net asset value per share – Class A	$35.61	N/A	$31.32	$44.55
Maximum offering price per share – Class A(2)	$37.78	N/A	$33.23	$47.27
Net Assets – Class B	$92,300,387	N/A	$98,689,802	$57,505,109
Shares outstanding – Class B	2,680,520	N/A	3,151,903	1,297,372
Net asset value and offering price per share – Class B	$34.43	N/A	$31.31	$44.32
Net Assets – Class C	$9,463,106	N/A	$10,689,199	N/A
Shares outstanding – Class C	271,113	N/A	331,370	N/A
Net asset value per share – Class C	$34.90	N/A	$32.26	N/A
Maximum offering price per share – Class C(3)	$35.25	N/A	$32.59	N/A
Net Assets – Institutional Class	$1,152,692,253	$285,649,964	$907,662,193	N/A
Shares outstanding – Institutional Class	32,341,530	25,228,910	29,014,071	N/A
Net asset value and offering price per share – Institutional Class	$35.64	$11.32	$31.28	N/A
Net Assets – Select Class	N/A	N/A	N/A	N/A
Shares outstanding – Select Class	N/A	N/A	N/A	N/A
Net asset value and offering price per share – Select Class	N/A	N/A	N/A	N/A

INVESTMENT AT COST (NOTE 3)	$1,059,985,758	$255,561,742	$1,285,294,656	$234,586,980

SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)	$0	$0	$0	$32,334,276
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)

(1)	Other related parties include the Funds’ trustees and distributor.
(2)	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(3)	Maximum offering price is computed as 100/99.00 of net asset value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

Growth	Growth Equity	Index	International Equity	Large Cap Appreciation	Large Cap Value	Large Company Growth

$182,082,022	$484,583,881	$840,229,435	$339,869,013	$20,005,267	$73,810	$2,414,021,618
0	0	0	0	0	0	0
0	0	0	0	0	0	0

$182,082,022	$484,583,881	$840,229,435	$339,869,013	$20,005,267	$73,810	$2,414,021,618

50,001	0	0	0	82	0	119
0	0	0	0	0	0	0
36,629,418	0	0	14,803,557	0	0	0
33,409	0	0	1,134,673	0	0	0
0	0	0	8,770,919	0	0	0
311,147	106,157	679,954	2,980,959	47,955	47,622	3,479,983
0	0	0	0	0	12,598	0
0	0	0	0	0	10,229	0

219,105,997	484,690,038	840,909,389	367,559,121	20,053,304	144,259	2,417,501,720

0	0	0	0	0	0	0
0	0	0	69,054	0	0	0
36,629,418	0	0	14,803,557	0	0	0
0	0	0	0	0	0	0
82,080	1,219,142	1,155,410	3,498,580	24,331	0	2,587,901
0	0	0	6,889,979	0	0	0
109,530	13,384	129,731	570,029	4,357	0	815,592
38,092	19,488	1,924	33,930	3,061	591	353,448
65,224	22,407	40,926	154,613	135,210	8,292	580,607
0	0	0	0	0	0	0

36,924,344	1,274,421	1,327,991	26,019,742	166,959	8,883	4,337,548

$182,181,653	$483,415,617	$839,581,398	$341,539,379	$19,886,345	$135,376	$2,413,164,172

$235,925,288	$352,256,766	$661,286,784	$508,894,152	$19,385,630	$136,764	$2,815,848,299
0	(771,278)	8,392,316	1,902,376	(7,542)	(34)	(5,576,791)

(77,948,531)	(45,261,251)	(54,572,123)	(192,966,459)	(1,321,642)	31	(420,708,115)

24,204,896	177,191,380	224,474,421	23,709,310	1,829,899	(1,385)	23,600,779
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

$182,181,653	$483,415,617	$839,581,398	$341,539,379	$19,886,345	$135,376	$2,413,164,172

$125,316,866	$15,576,470	N/A	$52,762,357	$1,033,095	$76,265	$364,405,557
11,779,709	632,255	N/A	5,341,360	115,756	7,770	8,289,960
$10.64	$24.64	N/A	$9.88	$8.92	$9.82	$43.96
$11.29	$26.14	N/A	$10.48	$9.46	$10.42	$46.64
$11,714,024	$14,378,708	N/A	$20,148,914	$1,449,223	$37,425	$246,893,893
1,608,931	624,584	N/A	2,125,977	164,981	3,816	6,155,810
$7.28	$23.02	N/A	$9.48	$8.78	$9.81	$40.11
N/A	$2,980,384	N/A	$2,529,511	$499,425	$11,868	$40,435,735
N/A	124,855	N/A	267,225	56,841	1,210	1,006,298
N/A	$23.87	N/A	$9.47	$8.79	$9.81	$40.18
N/A	$24.11	N/A	$9.57	$8.88	$9.91	$40.59
$45,150,763	$450,480,055	$839,581,398	$266,098,597	$16,904,602	$9,818	$1,761,428,987
3,599,049	18,148,500	20,817,548	26,970,293	1,885,685	1,000	42,275,579
$12.55	$24.82	$40.33	$9.87	$8.96	$9.82	$41.67
N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A

$157,877,126	$307,392,501	$615,755,014	$316,185,930	$18,175,368	$75,195	$2,390,420,839

$34,228,152	$0	$0	$13,969,368	$0	$0	$0

WELLS FARGO STOCK FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003

	Montgomery Emerging Markets Focus	Montgomery Institutional Emerging Markets	Montgomery Mid Cap Growth	Montgomery Small Cap

ASSETS
INVESTMENTS:
In securities, at market value (see cost below)	$166,095,631	$85,488,598	$93,557,234	$83,322,639
Investments in affiliates	0	0	0	0
Repurchase Agreements	0	0	0	0

TOTAL INVESTMENTS AT MARKET VALUE	$166,095,631	$85,488,598	$93,557,234	$83,322,639

Cash	1,050,816	27,884	50,000	0
Foreign currency, at value (Cost $4,178,414 and $348,666 respectively)	4,180,788	354,479	0	0
Collateral for securities loaned (Note 2)	8,772,651	20,624,570	39,513,495	20,077,582
Receivable for dividends and interest and other receivables	251,500	180,748	21,446	730
Receivable for investments sold	1,574,171	479,727	1,261,681	1,597,735
Receivable for Fund shares issued	115,424	0	20,262	482,415
Prepaid expenses and other assets	0	0	65,279	42,949
Receivable from advisor and affiliates	0	0	0	0

TOTAL ASSETS	182,040,981	107,156,006	134,489,397	105,524,050

LIABILITIES
Put/Call options written, at fair value	0	0	0	0
Payable for investments purchased	24,242,735	3,880,620	816,177	1,586,048
Payable for securities loaned (Note 2)	8,772,651	20,624,570	39,513,495	20,077,582
Foreign taxes payable	299,640	52,000	0	0
Payable for Fund shares redeemed	172,897	0	58,670	17,509
Payable to custodian for overdraft	0	0	0	0
Payable for investment advisor and affiliates (Notes 3 and 7)	468,307	135,961	250,292	101,738
Payable to other related parties(1)	49,115	2,671	26,685	34,613
Accrued expenses and other liabilities	112,011	27,827	21,202	22,572
Payable for daily variation margin on futures contracts	0	0	0	0
TOTAL LIABILITIES	34,117,356	24,723,649	40,686,521	21,840,062

TOTAL NET ASSETS	$147,923,625	$82,432,357	$93,802,876	$83,683,988

NET ASSETS CONSIST OF:

Paid-in capital	$464,225,398	$127,689,474	$97,325,975	$93,707,300
Undistributed net investment income (loss)	(32,061)	955,020	0	0
Undistributed net realized gain (loss) on investments, foreign currency transactions and futures	(340,816,158)	(62,273,978)	(16,851,239)	(15,915,091)
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	24,588,353	16,303,921	13,328,140	5,891,779
Net unrealized appreciation (depreciation) of foreign currency	(41,907)	(242,080)	0	0
Net unrealized appreciation (depreciation) of futures	0	0	0	0
Net unrealized appreciation (depreciation) of options and short sales	0	0	0	0

TOTAL NET ASSETS	$147,923,625	$82,432,357	$93,802,876	$83,683,988

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$117,841,864	N/A	$87,980,402	$83,152,430
Shares outstanding – Class A	6,635,852	N/A	17,274,595	8,812,991
Net asset value per share – Class A	$17.76	N/A	$5.09	$9.44
Maximum offering price per share – Class A(2)	$18.84	N/A	$5.40	$10.02
Net Assets – Class B	$290,085	N/A	$5,215,880	$114,041
Shares outstanding – Class B	16,459	N/A	1,046,222	12,115
Net asset value and offering price per share – Class B	$17.62	N/A	$4.99	$9.41
Net Assets – Class C	$519,110	N/A	$606,594	$82,274
Shares outstanding – Class C	29,570	N/A	121,687	8,737
Net asset value per share – Class C	$17.56	N/A	$4.98	$9.42
Maximum offering price per share – Class C(3)	$17.74	N/A	$5.03	$9.52
Net Assets – Institutional Class	$29,272,566	N/A	N/A	$335,243
Shares outstanding – Institutional Class	1,659,116	N/A	N/A	35,519
Net asset value and offering price per share – Institutional Class	$17.64	N/A	N/A	$9.44
Net Assets – Select Class	N/A	$82,432,357	N/A	N/A
Shares outstanding – Select Class	N/A	1,949,314	N/A	N/A
Net asset value and offering price per share – Select Class	N/A	$42.29	N/A	N/A

INVESTMENT AT COST (NOTE 3)	$141,330,524	$69,126,765	$80,229,094	$77,430,860

SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)	$8,323,437	$19,626,094	$37,704,183	$19,182,873
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)
(1)	Other related parties include the Funds’ trustees and distributor.
(2)	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(3)	Maximum offering price is computed as 100/99.00 of net asset value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

SIFE Specialized Financial Services	Small Cap Growth	Small Cap Opportunities	Small Company Growth	Small Company Value	Specialized Health Sciences	Specialized Technology

$525,575,885	$148,918,597	$392,427,499	$433,094,554	$50,923,803	$32,214,586	$149,947,844
0	0	0	0	0	0	0
36,447,000	0	0	0	0	0	0

$562,022,885	$148,918,597	$392,427,499	$433,094,554	$50,923,803	$32,214,586	$149,947,844

1,448	50,000	50,000	0	0	150,000	150,000
0	0	0	0	0	0	0
54,218,017	47,555,482	85,859,686	0	0	0	71,921,118
522,369	16,486	64,455	0	0	17,286	20,072
0	1,811,446	3,209,731	0	0	936,866	1,942,489
34,837	244,627	882,033	73,700	538,272	47,729	191,064
0	0	0	0	80,471	0	0
0	0	0	0	0	33,615	0

616,799,556	198,596,638	482,493,404	433,168,254	51,542,546	33,400,082	224,172,587

180,000	0	0	0	0	0	0
26,463,330	3,072,897	14,443,614	0	0	1,008,299	2,052,501
54,218,017	47,555,482	85,859,686	0	0	0	71,921,118
0	0	0	0	0	0	0
172,433	319,030	38,343	741,623	118,202	73,017	158,778
0	0	0	0	0	0	0
538,840	60,960	282,721	42,856	7,527	0	399,162
127,386	55,803	33,178	37,971	13,078	20,329	52,512
231,177	42,103	49,759	17,962	22,093	19,902	25,111
0	0	0	0	0	0	0
81,931,183	51,106,275	100,707,301	840,412	160,900	1,121,547	74,609,182

$534,868,373	$147,490,363	$381,786,103	$432,327,842	$51,381,646	$32,278,535	$149,563,405

$381,843,563	$460,922,286	$333,287,271	$498,478,513	$44,336,531	$36,690,953	$368,526,133
0	0	0	(467,553)	(4,851)	(4)	0

90,943,104	(327,037,464)	6,113,128	(91,353,318)	2,050,993	(7,829,948)	(240,907,658)

61,860,725	13,605,541	42,385,704	25,670,200	4,998,973	3,417,534	21,943,694
0	0	0	0	0	0	1,236
0	0	0	0	0	0	0
220,981	0	0	0	0	0	0

$534,868,373	$147,490,363	$381,786,103	$432,327,842	$51,381,646	$32,278,535	$149,563,405

$512,466,205	$55,861,520	N/A	N/A	$8,782,673	$12,805,454	$110,729,896
120,387,664	4,306,716	N/A	N/A	759,870	1,347,184	28,140,934
$4.26	$12.97	N/A	N/A	$11.56	$9.51	$3.93
$4.52	$13.76	N/A	N/A	$12.27	$10.09	$4.17
$20,465,076	$27,842,154	N/A	N/A	$7,519,512	$17,149,665	$31,757,806
4,820,693	2,255,962	N/A	N/A	658,832	1,839,120	8,253,864
$4.25	$12.34	N/A	N/A	$11.41	$9.32	$3.85
$1,937,092	$9,355,634	N/A	N/A	$1,496,833	$2,323,416	$7,075,703
457,845	758,927	N/A	N/A	131,195	248,954	1,842,020
$4.23	$12.33	N/A	N/A	$11.41	$9.33	$3.84
$4.27	$12.45	N/A	N/A	$11.53	$9.42	$3.88
N/A	$54,431,055	$381,786,103	$432,327,842	$33,582,628	N/A	N/A
N/A	4,100,522	13,848,064	18,110,619	2,896,046	N/A	N/A
N/A	$13.27	$27.57	$23.87	$11.60	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A

$500,162,160	$135,313,056	$350,041,795	$407,424,354	$45,924,830	$28,797,594	$128,003,746

$52,406,394	$45,180,945	$81,994,061	$0	$0	$0	$67,273,792
$400,981

WELLS FARGO STOCK FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2003

	Diversified Equity	Diversified Small Cap	Equity Income

INVESTMENT INCOME
Dividends(1)	$19,736,559	$2,089,890	$30,253,658
Interest	678,927	145,738	159,401
Income from affiliated securities	0	0	0
Securities lending income	283,217	108,535	114,680
Net Expenses from Portfolios	(7,685,558)	(1,521,455)	(7,594,030)

TOTAL INVESTMENT INCOME (LOSS)	13,013,145	822,708	22,933,709

EXPENSES
Advisory fees	3,098,093	561,595	0
Administration fees	3,230,299	512,770	3,139,648
Custody fees	0	0	0
Shareholder servicing fees	405,855	224,638	601,048
Portfolio accounting fees	78,549	10,521	74,071
Distribution fees (Note 4)
Class A	0	N/A	0
Class B	671,620	N/A	691,039
Class C	59,678	N/A	66,768
Legal and audit fees	26,390	5,886	25,386
Registration fees	111,094	7,657	53,122
Trustees’ fees	5,320	5,320	5,320
Shareholder reports	405,876	3,644	103,849
Other	83,950	6,378	94,297

TOTAL EXPENSES	8,176,724	1,338,409	4,854,548

LESS:
Waived fees and reimbursed expenses (Note 9)	(2,332,062)	(225,292)	(1,416,210)
Net expenses	5,844,662	1,113,117	3,438,338

NET INVESTMENT INCOME (LOSS)	7,168,483	(290,409)	19,495,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	0	0	0
Financial futures transactions	0	0	0
Foreign currency transactions	0	0	0
Options	0	0	0
Securities transactions allocated from Portfolios	10,958,175	12,374,304	46,812,552
Financial futures transactions allocated from Portfolios	11,335,903	2,239,647	0
Foreign currency contracts allocated from Portfolios	23,932	0	4,317
Affiliated Securities	0	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	22,318,010	14,613,951	46,816,869

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	0	0	0
Financial futures transactions	0	0	0
Foreign currency transactions	0	0	0
Options	0	0	0
Short sales	0	0	0
Securities transactions allocated from Portfolios	235,163,511	47,563,760	145,690,087
Financial futures transactions allocated from Portfolios	(4,188,897)	1,635,095	0
Foreign currency contracts allocated from Portfolios	67,491	0	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	231,042,105	49,198,855	145,690,087

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	253,360,115	63,812,806	192,506,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$260,528,598	$63,522,397	$212,002,327

(1) Net of foreign withholding taxes	$511,141	$1,143	$259,621

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

Equity Index	Growth	Growth Equity	Index	International Equity	Large Cap Appreciation

$6,136,038	$1,039,786	$4,354,905	$12,518,143	$7,778,715	$132,519
93,924	276,845	276,205	558,418	580,863	4,377
50,164	0	0	0	0	0
51,168	39,617	160,082	110,251	204,743	2,292
0	0	(3,535,137)	(1,563,802)	0	(100,044)

6,331,294	1,356,248	1,256,055	11,623,010	8,564,321	39,144

875,013	1,425,783	1,066,829	0	4,275,829	0
1,473,238	731,714	1,197,611	1,389,151	1,015,079	49,366
70,001	38,021	0	0	431,146	0
874,979	345,859	72,158	0	159,995	6,392
61,534	44,041	53,684	45,223	69,333	40,595

0	0	0	N/A	0	0
352,035	116,877	104,717	N/A	204,654	9,313
N/A	N/A	17,771	N/A	17,400	2,397
36,481	35,991	26,390	36,741	37,387	34,662
128,226	32,954	162,850	53,194	56,563	3,084
4,177	4,177	5,320	5,320	4,177	5,320
120,130	60,350	175,066	36,824	26,082	1,952
80,112	45,681	28,807	41,346	12,274	3,311

4,075,926	2,881,448	2,911,203	1,607,799	6,309,919	156,392

(1,328,724)	(581,666)	(927,888)	(1,376,605)	(576,096)	(107,284)
2,747,202	2,299,782	1,983,315	231,194	5,733,823	49,108

3,584,092	(943,534)	(727,260)	11,391,816	2,830,498	(9,964)

9,800,092	(1,059,936)	0	0	(86,869,115)	0
489,037	0	0	0	0	0
0	0	0	0	(989,919)	0
0	0	0	0	0	0
0	0	(20,095,371)	(1,578,223)	0	(185,419)
0	0	1,314,945	(6,521,726)	0	0
0	0	14,372	0	0	0
131,877	0	0	0	0	0

10,421,006	(1,059,936)	(18,766,054)	(8,099,949)	(87,859,034)	(185,419)

57,782,659	25,606,291	0	0	157,842,579	0
794,912	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	119,283,950	142,647,467	0	2,532,596
0	0	998,853	4,421,830	0	0
0	0	46,760	0	0	0

58,577,571	25,606,291	120,329,563	147,069,297	157,842,579	2,532,596

68,998,577	24,546,355	101,563,509	138,969,348	69,983,545	2,347,177

$72,582,669	$23,602,821	$100,836,249	$150,361,164	$72,814,043	$2,337,213

$0	$1,979	$299,317	$0	$880,067	$62

WELLS FARGO STOCK FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2003

	Large Cap Value	Large Company Growth

INVESTMENT INCOME
Dividends(1)	$54	$9,234,678
Interest	11	231,726
Income from affiliated securities	0	0
Securities lending income	0	493,496
Net Expenses from Portfolios	(25)	(14,795,230)

TOTAL INVESTMENT INCOME (LOSS)	40	(4,835,330)

EXPENSES
Advisory fees	0	0
Administration fees	20	5,460,361
Custody fees	0	0
Shareholder servicing fees	13	1,259,826
Portfolio accounting fees	3,436	111,360
Distribution fees (Note 4)
Class A	0	0
Class B	16	1,772,331
Class C	8	252,143
Legal and audit fees	2,240	41,681
Registration fees	3,790	338,887
Trustees’ fees	543	5,320
Shareholder reports	1,644	231,019
Other	245	133,951

TOTAL EXPENSES	11,955	9,606,879

LESS:
Waived fees and reimbursed expenses (Note 9)	(11,881)	(2,909,585)
Net expenses	74	6,697,294

NET INVESTMENT INCOME (LOSS)	(34)	(11,532,624)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities(2)	0	0
Financial futures transactions	0	0
Foreign currency transactions	0	0
Options	0	0
Securities transactions allocated from Portfolios	31	(77,457,976)
Financial futures transactions allocated from Portfolios	0	0
Foreign currency contracts allocated from Portfolios	0	0
Affiliated Securities	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	31	(77,457,976)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	0	0
Financial futures transactions	0	0
Foreign currency transactions	0	0
Options	0	0
Short sales	0	0
Securities transactions allocated from Portfolios	(1,385)	525,116,828
Financial futures transactions allocated from Portfolios	0	0
Foreign currency contracts allocated from Portfolios	0	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	(1,385)	525,116,828

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,354)	447,658,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,388)	$436,126,228

(1) Net of foreign withholding taxes	$0	$328,755
(2) Includes capital gain taxes of	$0	$0
(3) Amounts have been combined to conform to the current period presentation.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

MONTGOMERY EMERGING MARKETS FOCUS		MONTGOMERY INSTITUTIONAL EMERGING MARKETS		MONTGOMERY MID CAP GROWTH
For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(3)	For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(3)	For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(3)

$768,111	$828,051	$382,769	$1,769,500	$78,223	$307,810
54,979	18,701	0	92,414	3,472	358,810
0	0	0	0	0	0
1,663	14,090	583	14,241	9,868	12,511
0	0	0	0	0	0

824,753	860,842	383,352	1,876,155	91,563	679,131

395,450	301,990	220,721	760,055	176,561	1,069,682
112,882	149,514	30,099	36,977	77,685	296,856
89,875	34,310	50,164	108,094	4,708	4,314
71,901	16,193	0	0	58,854	13,237
8,718	7,722	6,184	34,776	6,383	39,278

0	221	N/A	N/A	0	0
259	80	N/A	N/A	9,393	2,096
408	27	N/A	N/A	1,014	215
9,423	12,533	9,424	32,189	6,778	15,056
3,782	28,614	3,781	32,799	607	1,755
1,050	9,541	1,050	13,291	1,050	13,932
10,083	24,833	5,545	6,336	362	15,075
3,002	8,344	882	13,898	184	489

706,833	593,922	327,850	1,038,415	343,579	1,471,985

(53,926)	(134,061)	(77,030)	(239,500)	0	(290,488)
652,907	459,861	250,820	798,915	343,579	1,181,497

171,846	400,981	132,532	1,077,240	(252,016)	(502,366)

9,153,938	2,614,989	3,730,962	(1,387,089)	7,176,386	(10,413,820)
0	0	0	0	0	0
(163,723)	(242,614)	(39,291)	(170,489)	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

8,990,215	2,372,375	3,691,671	(1,557,578)	7,176,386	(10,413,820)

11,993,094	1,384,148	7,051,907	5,727,306	(993,046)	7,883,671
0	0	0	0	0	0
(53,502)	19,024	(242,986)	2,258	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

11,939,592	1,403,172	6,808,921	5,729,564	(993,046)	7,883,671

20,929,807	3,775,547	10,500,592	4,171,986	6,183,340	(2,530,149)

$21,101,653	$4,176,528	$10,633,124	$5,249,226	$5,931,324	$(3,032,515)

$92,249	$28,457	$60,280	$119,922	$0	$0
$590,000	$0	$52,000	$0	$0	$0

WELLS FARGO STOCK FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2003

	MONTGOMERY SMALL CAP		SIFE Specialized Financial Services
	For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(3)

INVESTMENT INCOME
Dividends(1)	$27,952	$50,171	$10,838,666
Interest	73	65,958	339,091
Income from affiliated securities	0	0	0
Securities lending income	11,101	26,397	60,009
Net Expenses from Portfolios	0	0	0

TOTAL INVESTMENT INCOME (LOSS)	39,126	142,526	11,237,766

EXPENSES
Advisory fees	129,324	409,443	4,926,156
Administration fees	47,381	113,487	1,640,988
Custody fees	2,874	21,147	103,708
Shareholder servicing fees	35,853	7,888	1,296,356
Portfolio accounting fees	7,290	14,692	49,980
Distribution fees (Note 4)
Class A	0	1,997	0
Class B	175	9	155,473
Class C	72	4	13,499
Legal and audit fees	8,920	32,059	42,888
Registration fees	3,782	14,003	28,000
Trustees’ fees	1,050	8,261	6,501
Shareholder reports	4,789	9,768	90,000
Other	882	582	75,365

TOTAL EXPENSES	242,392	633,340	8,428,914

LESS:
Waived fees and reimbursed expenses (Note 9)	(41,070)	(52,894)	(1,256,250)
Net expenses	201,322	580,446	7,172,664

NET INVESTMENT INCOME (LOSS)	(162,196)	(437,920)	4,065,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities(2)	5,636,689	(3,135,877)	95,225,512
Financial futures transactions	0	0	0
Foreign currency transactions	0	0	0
Options	0	0	(340,757)
Securities transactions allocated from Portfolios	0	0	0
Financial futures transactions allocated from Portfolios	0	0	0
Foreign currency contracts allocated from Portfolios	0	0	0
Affiliated Securities	0	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	5,636,689	(3,135,877)	94,884,755

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	(2,853,645)	6,109,905	(23,045,007)
Financial futures transactions	0	0	0
Foreign currency transactions	0	0	0
Options	0	0	220,981
Short sales	0	0	0
Securities transactions allocated from Portfolios	0	0	0
Financial futures transactions allocated from Portfolios	0	0	0
Foreign currency contracts allocated from Portfolios	0	0	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	(2,853,645)	6,109,905	(22,824,026)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,783,044	2,974,028	72,060,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,620,848	$2,536,108	$76,125,831

(1) Net of foreign withholding taxes	$83	$0	$14,493
(2) Includes capital gain taxes of	$0	$0	$0
(3) Amounts have been combined to conform to the current period presentation.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2003	WELLS FARGO STOCK FUNDS

Small Cap Growth	Small Cap Opportunities	Small Company Growth	Small Company Value	Specialized Health Sciences	Specialized Technology

$333,024	$1,674,345	$1,720,204	$457,713	$182,941	$155,930
225,067	262,671	181,402	7,278	7,243	33,354
0	0	0	0	0	0
115,834	85,531	77,908	10,941	0	59,705
0	0	(3,258,870)	(176,771)	0	0

673,925	2,022,547	(1,279,356)	299,161	190,184	248,989

1,529,311	2,860,087	0	0	286,018	774,215
887,054	715,932	876,207	94,194	142,776	396,790
33,984	63,557	0	0	21,075	51,614
340,195	317,788	350,757	51,229	75,268	184,338
58,355	52,658	37,565	35,586	43,301	45,609

0	N/A	N/A	0	0	0
207,806	N/A	N/A	42,787	120,355	189,746
64,575	N/A	N/A	4,837	16,083	41,122
35,388	35,490	37,683	37,670	26,890	32,886
137,524	62,647	48,854	15,000	56,064	55,415
4,165	4,178	7,552	5,862	4,164	4,164
90,556	36,070	61,897	1,499	32,574	11,651
20,680	13,906	29,228	6,636	4,029	3,339

3,409,593	4,162,313	1,449,743	295,300	828,597	1,790,889

(836,912)	(336,170)	(443,600)	0	(195,388)	(270,209)
2,572,681	3,826,143	1,006,143	295,300	633,209	1,520,680

(1,898,756)	(1,803,596)	(2,285,499)	3,861	(443,025)	(1,271,691)

3,138,533	7,563,082	0	0	(828,508)	21,038,349
0	0	0	0	0	0
0	0	0	0	2,393	89,542
0	0	0	0	141,057	558,009
0	0	35,804,510	3,042,759	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

3,138,533	7,563,082	35,804,510	3,042,759	(685,058)	21,685,900

46,413,812	73,294,042	0	0	6,718,432	21,246,196
0	0	0	0	0	0
0	0	0	0	0	1,236
0	0	0	0	0	(169,918)
0	0	0	0	0	1,769
0	0	81,571,912	7,856,591	0	0
0	0	0	0	0	0
0	0	0	0	0	0

46,413,812	73,294,042	81,571,912	7,856,591	6,718,432	21,079,283

49,552,345	80,857,124	117,376,422	10,899,350	6,033,374	42,765,183

$47,653,589	$79,053,528	$115,090,923	$10,903,211	$5,590,349	$41,493,492

$0	$2,002	$5,211	$0	$4,014	$11,219
$0	$0	$0	$0	$0	$0

WELLS FARGO STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED EQUITY
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$1,164,638,682	$1,592,497,168

OPERATIONS:
Net investment income (loss)	7,168,483	5,993,168
Net realized gain (loss) on sale of investments and foreign currency transactions	22,318,010	(25,284,943)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options, short sales and foreign currency transactions	231,042,105	(250,233,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	260,528,598	(269,524,803)

Distributions to shareholders:
Net investment income
Class A	(209,237)	(302,371)
Class B	0	0
Class C	0	0
Institutional Class	(7,013,682)	(8,997,729)
Class O	N/A	N/A
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	0	(869,384)
Class B	0	(1,339,906)
Class C	0	(94,277)
Institutional Class	0	(16,199,569)
Class O	N/A	N/A
Select Class	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	18,321,626	14,988,878
Reinvestment of dividends – Class A	205,208	1,149,209
Cost of shares redeemed – Class A	(13,092,727)	(17,070,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	5,434,107	(932,503)

Proceeds from shares sold – Class B	9,387,186	14,480,998
Reinvestment of dividends – Class B	0	1,307,276
Cost of shares redeemed – Class B	(19,991,943)	(19,778,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(10,604,757)	(3,990,471)

Proceeds from shares sold – Class C	3,393,955	3,756,782
Reinvestment of dividends – Class C	0	94,013
Cost of shares redeemed – Class C	(2,197,062)	(2,930,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	1,196,893	920,428

Proceeds from shares sold – Institutional Class	124,266,578	152,510,209
Reinvestment of dividends – Institutional Class	6,469,293	24,212,725
Cost of shares redeemed – Institutional Class	(213,958,780)	(303,250,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	(83,222,909)	(126,527,901)

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	166,109,013	(427,858,486)

NET ASSETS:

ENDING NET ASSETS	$1,330,747,695	$1,164,638,682

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$9,111,905	$9,212,946

(1)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.

(2)	Fund commenced operations on August 29, 2003

(3)	In connection with the merger on June 9, 2003, the former Montgomery Small Cap Fund R shares were re-designated as new Wells Fargo Montgomery A shares and the former Montgomery Small Cap P shares were converted into the newly designated A shares.

(4)	This fund commenced operations on January 31, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO STOCK FUNDS

DIVERSIFIED SMALL CAP		EQUITY INCOME		EQUITY INDEX
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002(1)	For the Year Ended September 30, 2003(1)	For the Year Ended September 30, 2002(1)	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$192,986,629	$141,341,050	$1,125,839,620	$1,470,544,561	$322,511,386	$454,210,388

(290,409)	(466,616)	19,495,371	19,519,361	3,584,092	3,271,201
14,613,951	(12,721,624)	46,816,869	77,120,889	10,421,006	16,991,461

49,198,855	(9,988,853)	145,690,087	(373,564,882)	58,577,571	(107,421,431)

63,522,397	(23,177,093)	212,002,327	(276,924,632)	72,582,669	(87,158,769)

N/A	N/A	(2,173,423)	(1,897,695)	(3,707,511)	(3,331,999)
N/A	N/A	(663,457)	(480,426)	(157,638)	(23,316)
N/A	N/A	(69,683)	(36,491)	N/A	N/A
0	(26,010)	(16,632,900)	(16,664,911)	N/A	N/A
N/A	N/A	N/A	N/A	(631)	(3,279)
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	(10,502,226)	(4,370,465)	(12,124,471)	(43,345,067)
N/A	N/A	(7,352,730)	(3,542,880)	(2,231,497)	(8,209,363)
N/A	N/A	(625,145)	(200,501)	N/A	N/A
(1,852,831)	(1,796,368)	(73,205,481)	(31,070,255)	N/A	N/A
N/A	N/A	N/A	N/A	(8,619)	(34,228)
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	47,218,312	35,489,438	14,090,850	19,054,806
N/A	N/A	11,827,300	5,835,773	15,645,186	46,154,563
N/A	N/A	(32,400,307)	(45,741,628)	(34,209,136)	(56,847,327)

N/A	N/A	26,645,305	(4,416,417)	(4,473,100)	8,362,042

N/A	N/A	30,058,852	15,541,902	8,096,101	11,195,718
N/A	N/A	7,681,692	3,860,886	2,283,388	7,879,399
N/A	N/A	(37,198,248)	(33,534,210)	(12,037,100)	(17,071,110)

N/A	N/A	542,296	(14,131,422)	(1,657,611)	2,004,007

N/A	N/A	4,253,249	4,997,304	N/A	N/A
N/A	N/A	657,788	224,244	N/A	N/A
N/A	N/A	(2,330,249)	(2,892,690)	N/A	N/A

N/A	N/A	2,580,788	2,328,858	N/A	N/A

76,987,872	116,622,485	166,189,701	208,559,415	N/A	N/A
1,600,367	1,587,478	50,698,858	24,822,740	N/A	N/A
(47,594,470)	(41,564,913)	(294,270,917)	(226,679,859)	N/A	N/A

30,993,769	76,645,050	(77,382,358)	6,702,296	N/A	N/A

N/A	N/A	N/A	N/A	127	86,070
N/A	N/A	N/A	N/A	8,636	37,368
N/A	N/A	N/A	N/A	(262,534)	(82,468)

N/A	N/A	N/A	N/A	(253,771)	40,970

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

92,663,335	51,645,579	53,163,313	(344,704,941)	47,967,820	(131,699,002)

$285,649,964	$192,986,629	$1,179,002,933	$1,125,839,620	$370,479,206	$322,511,386

$(42,734)	$(93,688)	$788,575	$828,350	$2,606,985	$2,896,845

WELLS FARGO STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	GROWTH
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$208,625,141	$367,922,232

OPERATIONS:
Net investment income (loss)	(943,534)	(584,738)
Net realized gain (loss) on sale of investments and foreign currency transactions	(1,059,936)	(32,462,475)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options, short sales and foreign currency transactions	25,606,291	(16,817,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,602,821	(49,864,931)

Distributions to shareholders:
Net investment income
Class A	0	0
Class B	0	0
Class C	N/A	N/A
Institutional Class	0	0
Class O	N/A	N/A
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	0	0
Class B	0	0
Class C	N/A	N/A
Institutional Class	0	0
Class O	N/A	N/A
Select Class	N/A	N/A
Capital shares transactions:
Proceeds from shares sold – Class A	15,673,836	10,049,518
Reinvestment of dividends – Class A	0	0
Cost of shares redeemed – Class A	(26,484,577)	(34,523,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(10,810,741)	(24,473,651)

Proceeds from shares sold – Class B	852,259	826,232
Reinvestment of dividends – Class B	0	0
Cost of shares redeemed – Class B	(10,790,321)	(12,124,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(9,938,062)	(11,298,387)

Proceeds from shares sold – Class C	N/A	N/A
Reinvestment of dividends – Class C	N/A	N/A
Cost of shares redeemed – Class C	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	N/A	N/A

Proceeds from shares sold – Institutional Class	9,415,878	4,291,797
Reinvestment of dividends – Institutional Class	0	0
Cost of shares redeemed – Institutional Class	(38,713,384)	(77,951,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	(29,297,506)	(73,660,122)

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	(26,443,488)	(159,297,091)

NET ASSETS:

ENDING NET ASSETS	$182,181,653	$208,625,141

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$0	$0

(1)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.

(2)	Fund commenced operations on August 29, 2003

(3)	In connection with the merger on June 9, 2003, the former Montgomery Small Cap Fund R shares were re-designated as new Wells Fargo Montgomery A shares and the former Montgomery Small Cap P shares were converted into the newly designated A shares.

(4)	This fund commenced operations on January 31, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO STOCK FUNDS

GROWTH EQUITY		INDEX		INTERNATIONAL EQUITY
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003(1)	For the Year Ended September 30, 2002(1)

$390,546,114	$507,621,902	$596,168,161	$733,380,048	$426,459,648	$183,348,891

(727,260)	(1,208,312)	11,391,816	9,444,368	2,830,498	261,406
(18,766,054)	(12,548,410)	(8,099,949)	(34,566,499)	(87,859,034)	(26,629,709)

120,329,563	(55,577,627)	147,069,297	(123,259,770)	157,842,579	(85,100,279)

100,836,249	(69,334,349)	150,361,164	(148,381,901)	72,814,043	(111,468,582)

0	(4,486)	N/A	N/A	0	0
0	0	N/A	N/A	0	0
0	0	N/A	N/A	0	0
(156,548)	(1,519,769)	(10,498,671)	(9,607,138)	(543,245)	0
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	(493,172)	N/A	N/A	0	0
0	(694,251)	N/A	N/A	0	0
0	(82,233)	N/A	N/A	0	0
0	(18,166,612)	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

5,156,641	5,294,107	N/A	N/A	431,371,281	205,500,445
0	491,472	N/A	N/A	0	0
(3,645,373)	(4,322,581)	N/A	N/A	(409,857,717)	(209,924,814)

1,511,268	1,462,998	N/A	N/A	21,513,564	(4,424,369)

1,570,514	2,244,469	N/A	N/A	1,354,116	4,322,793
0	687,203	N/A	N/A	0	0
(3,998,298)	(3,241,197)	N/A	N/A	(14,273,970)	(8,813,921)

(2,427,784)	(309,525)	N/A	N/A	(12,919,854)	(4,491,128)

1,175,743	1,241,280	N/A	N/A	3,225,158	4,902,467
0	82,231	N/A	N/A	0	0
(425,663)	(962,829)	N/A	N/A	(3,232,342)	(4,852,145)

750,080	360,682	N/A	N/A	(7,184)	50,322

38,383,876	47,939,077	251,834,330	215,888,922	212,524,545	533,017,876
154,256	19,528,196	8,555,382	7,464,422	404,002	0
(46,181,894)	(95,762,344)	(156,838,968)	(202,576,192)	(378,706,140)	(169,573,362)

(7,643,762)	(28,295,071)	103,550,744	20,777,152	(165,777,593)	363,444,514

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

92,869,503	(117,075,788)	243,413,237	(137,211,887)	(84,920,269)	243,110,757

$483,415,617	$390,546,114	$839,581,398	$596,168,161	$341,539,379	$426,459,648

$(771,278)	$(671,084)	$8,392,316	$8,054,095	$1,902,376	$542,963

WELLS FARGO STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP APPRECIATION
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$6,293,231	$167,518

OPERATIONS:
Net investment income (loss)	(9,964)	(10,718)
Net realized gain (loss) on sale of investments and foreign currency transactions	(185,419)	(1,135,587)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options, short sales and foreign currency transactions	2,532,596	(702,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,337,213	(1,849,171)

Distributions to shareholders:
Net investment income
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Class O	N/A	N/A
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Class O	N/A	N/A
Select Class	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	417,269	1,261,877
Reinvestment of dividends – Class A	0	0
Cost of shares redeemed – Class A	(445,297)	(135,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(28,028)	1,126,101

Proceeds from shares sold – Class B	377,835	1,513,914
Reinvestment of dividends – Class B	0	0
Cost of shares redeemed – Class B	(170,530)	(228,541)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	207,305	1,285,373

Proceeds from shares sold – Class C	334,626	246,307
Reinvestment of dividends – Class C	0	0
Cost of shares redeemed – Class C	(84,619)	(12,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	250,007	233,483

Proceeds from shares sold – Institutional Class	12,957,469	5,441,711
Reinvestment of dividends – Institutional Class	0	0
Cost of shares redeemed – Institutional Class	(2,130,852)	(111,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	10,826,617	5,329,927

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	13,593,114	6,125,713

NET ASSETS:

ENDING NET ASSETS	$19,886,345	$6,293,231

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(7,542)	$(4,368)

(1)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.

(2)	Fund commenced operations on August 29, 2003

(3)	In connection with the merger on June 9, 2003, the former Montgomery Small Cap Fund R shares were re-designated as new Wells Fargo Montgomery A shares and the former Montgomery Small Cap P shares were converted into the newly designated A shares.

(4)	This fund commenced operations on January 31, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO STOCK FUNDS

LARGE CAP VALUE	LARGE COMPANY GROWTH		MONTGOMERY EMERGING MARKETS FOCUS
For the Period Ended September 30, 2003(2)	For the Year Ended September 30, 2003(1)	For the Year Ended September 30, 2002	For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(1)	For the Year Ended June 30, 2002

$0	$1,425,983,217	$1,604,015,399	$131,382,015	$23,020,221	$10,156,114

(34)	(11,532,624)	(13,052,769)	171,846	400,981	62,820
31	(77,457,976)	(293,675,019)	8,990,215	2,372,375	(1,021,364)

(1,385)	525,116,828	(122,839,087)	11,939,592	1,403,172	1,399,769

(1,388)	436,126,228	(429,566,875)	21,101,653	4,176,528	441,225

0	0	0	0	(4)	(70,452)
0	0	0	0	(2)	0
0	0	0	0	0	0
0	0	0	0	(159,387)	0
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

76,718	243,079,558	69,170,125	2,205,813	111,337,738	23,965
0	0	0	0	0	0
0	(64,272,475)	(83,693,361)	(6,700,473)	(8,683,100)	0

76,718	178,807,083	(14,523,236)	(4,494,660)	102,654,638	23,965

37,938	18,306,479	40,948,171	247,511	16,131	12,581
0	0	0	0	0	0
0	(43,988,726)	(61,446,188)	0	(12)	0

37,938	(25,682,247)	(20,498,017)	247,511	16,119	12,581

12,108	13,962,547	18,772,054	435,667	58,416	12,864
0	0	0	0	0	0
0	(8,275,533)	(9,808,261)	(750)	(11,855)	0

12,108	5,687,014	8,963,793	434,917	46,561	12,864

10,000	662,808,043	548,924,919	2,625,473	7,979,792	17,181,947
0	0	0	0	0	64,551
0	(270,565,166)	(271,332,766)	(3,373,284)	(6,352,451)	(4,802,574)

10,000	392,242,877	277,592,153	(747,811)	1,627,341	12,443,924

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

135,376	987,180,955	(178,032,182)	16,541,610	108,361,794	12,864,107

$135,376	$2,413,164,172	$1,425,983,217	$147,923,625	$131,382,015	$23,020,221

$(34)	$(5,576,791)	$(4,146,982)	$(32,061)	$(105,232)	$(119,813)

WELLS FARGO STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

MONTGOMERY INSTITUTIONAL EMERGING MARKETS
	For The Period Ended September 30, 2003	For the Year Ended June 30, 2003	For the Year Ended June 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$73,127,353	$66,510,546	$66,760,755

OPERATIONS:
Net investment income (loss)	132,532	1,077,240	556,029
Net realized gain (loss) on sale of investments and foreign currency transactions	3,691,671	(1,557,578)	(8,270,718)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options, short sales and foreign currency transactions	6,808,921	5,729,564	6,774,698
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,633,124	5,249,226	(939,991)

Distributions to shareholders:
Net investment income
Class A	N/A	N/A	N/A
Class B	N/A	N/A	N/A
Class C	N/A	N/A	N/A
Institutional Class	N/A	N/A	N/A
Class O	N/A	N/A	N/A
Select Class	0	(238,482)	(674,750)
Net realized gain on sales of investments
Class A	N/A	N/A	N/A
Class B	N/A	N/A	N/A
Class C	N/A	N/A	N/A
Institutional Class	N/A	N/A	N/A
Class O	N/A	N/A	N/A
Select Class	0	0	0

Capital shares transactions:
Proceeds from shares sold – Class A	N/A	N/A	N/A
Reinvestment of dividends – Class A	N/A	N/A	N/A
Cost of shares redeemed – Class A	N/A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	N/A	N/A	N/A

Proceeds from shares sold – Class B	N/A	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A	N/A

Proceeds from shares sold – Class C	N/A	N/A	N/A
Reinvestment of dividends – Class C	N/A	N/A	N/A
Cost of shares redeemed – Class C	N/A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	N/A	N/A	N/A

Proceeds from shares sold – Institutional Class	N/A	N/A	N/A
Reinvestment of dividends – Institutional Class	N/A	N/A	N/A
Cost of shares redeemed – Institutional Class	N/A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	N/A	N/A	N/A

Proceeds from shares sold – Class O	N/A	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A	N/A

Proceeds from shares sold – Select Class	848,980	3,577,667	1,184,632
Reinvestment of dividends – Select Class	0	0	620,667
Cost of shares redeemed – Select Class	(2,177,100)	(1,971,604)	(440,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	(1,328,120)	1,606,063	1,364,532

NET INCREASE (DECREASE) IN NET ASSETS	9,305,004	6,616,807	(250,209)

NET ASSETS:

ENDING NET ASSETS	$82,432,357	$73,127,353	$66,510,546

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$955,020	$913,778	$237,167

(1)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.

(2)	Fund commenced operations on August 29, 2003

(3)	In connection with the merger on June 9, 2003, the former Montgomery Small Cap Fund R shares were re-designated as new Wells Fargo Montgomery A shares and the former Montgomery Small Cap P shares were converted into the newly designated A shares.

(4)	This fund commenced operations on January 31, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO STOCK FUNDS

MONTGOMERY MID CAP GROWTH			MONTGOMERY SMALL CAP
For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(1)	For the Year Ended June 30, 2002	For the Period Ended September 30, 2003	For the Year Ended June 30, 2003(3)	For the Year Ended June 30, 2002

$90,411,433	$98,525,841	$164,496,636	$52,946,780	$47,685,163	$87,306,043

(252,016)	(502,366)	(1,001,715)	(162,196)	(437,920)	(455,809)
7,176,386	(10,413,820)	43,102	5,636,689	(3,135,877)	(9,582,046)

(993,046)	7,883,671	(39,709,982)	(2,853,645)	6,109,905	(11,551,230)

0	0	0	0	0	0

5,931,324	(3,032,515)	(40,668,595)	2,620,848	2,536,108	(21,589,085)

0	0	0	0	0	0
0	0	N/A	0	0	N/A
0	0	N/A	0	0	N/A
N/A	N/A	N/A	0	0	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	0	(12,922,625)	0	0	(595,967)
0	0	N/A	0	0	N/A
0	0	N/A	0	0	N/A
N/A	N/A	N/A	0	0	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

827,365	6,259,254	3,925,513	28,950,725	10,007,064	5,398,796
0	0	12,646,715	0	0	573,968
(4,383,569)	(17,119,812)	(28,951,803)	(1,299,560)	(7,337,133)	(23,408,592)

(3,556,204)	(10,860,558)	(12,379,575)	27,651,165	2,669,931	(17,435,828)

1,167,948	5,283,759	N/A	90,070	30,400	N/A
0	0	N/A	0	0	N/A
(281,519)	(60,239)	N/A	(8,044)	0	N/A

886,429	5,223,520	N/A	82,026	30,400	N/A

176,518	555,231	N/A	73,169	11,308	N/A
0	0	N/A	0	0	N/A
(46,624)	(86)	N/A	0	0	N/A

129,894	555,145	N/A	73,169	11,308	N/A

N/A	N/A	N/A	310,000	13,870	N/A
N/A	N/A	N/A	0	0	N/A
N/A	N/A	N/A	0	0	N/A

N/A	N/A	N/A	310,000	13,870	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

3,391,443	(8,114,408)	(65,970,795)	30,737,208	5,261,617	(39,620,880)

$93,802,876	$90,411,433	$98,525,841	$83,683,988	$52,946,780	$47,685,163

$0	$248,102	$(10,065)	$0	$0	$(4,826)

WELLS FARGO STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	SIFE SPECIALIZED FINANCIAL SERVICES
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002(1)

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$532,392,626	$706,549,974

OPERATIONS:
Net investment income (loss)	4,065,102	4,628,168
Net realized gain (loss) on sale of investments and foreign currency transactions	94,884,755	118,691,349
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options, short sales and foreign currency transactions	(22,824,026)	(208,332,523)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,125,831	(85,013,006)

Distributions to shareholders:
Net investment income
Class A	(5,448,631)	(4,021,093)
Class B	(116,361)	(7)
Class C	(10,154)	(4)
Institutional Class	N/A	N/A
Class O	N/A	N/A
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	0	(107,746,039)
Class B	0	(4,401,569)
Class C	0	(378,917)
Institutional Class	N/A	N/A
Class O	N/A	N/A
Select Class	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	15,454,953	11,973,012
Reinvestment of dividends – Class A	4,897,868	99,242,243
Cost of shares redeemed – Class A	(85,012,947)	(88,457,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(64,660,126)	22,757,753

Proceeds from shares sold – Class B	1,537,842	3,146,624
Reinvestment of dividends – Class B	108,554	4,046,194
Cost of shares redeemed – Class B	(4,965,932)	(2,968,146)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(3,319,536)	4,224,672

Proceeds from shares sold – Class C	340,369	483,254
Reinvestment of dividends – Class C	8,595	338,520
Cost of shares redeemed – Class C	(444,240)	(400,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	(95,276)	420,862

Proceeds from shares sold – Institutional Class	N/A	N/A
Reinvestment of dividends – Institutional Class	N/A	N/A
Cost of shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	N/A	N/A

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	2,475,747	(174,157,348)

NET ASSETS:

ENDING NET ASSETS	$534,868,373	$532,392,626

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$0	$1,474,863

(1)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.

(2)	Fund commenced operations on August 29, 2003

(3)	In connection with the merger on June 9, 2003, the former Montgomery Small Cap Fund R shares were re-designated as new Wells Fargo Montgomery A shares and the former Montgomery Small Cap P shares were converted into the newly designated A shares.

(4)	This fund commenced operations on January 31, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO STOCK FUNDS

SMALL CAP GROWTH		SMALL CAP OPPORTUNITIES		SMALL COMPANY GROWTH
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002(1)	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$178,323,663	$253,515,822	$294,880,174	$293,149,490	$329,964,033	$431,694,603

(1,898,756)	(3,119,763)	(1,803,596)	(2,872,771)	(2,285,499)	(3,013,662)
3,138,533	(99,202,737)	7,563,082	19,905,340	35,804,510	(78,242,475)
46,413,812	36,747,159	73,294,042	(59,040,632)	81,571,912	(799,483)
0	0	0	0	0	0

47,653,589	(65,575,341)	79,053,528	(42,008,063)	115,090,923	(82,055,620)

0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	(17,033,555)	(17,241,709)	0	0
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

22,972,709	81,037,512	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(63,604,124)	(80,332,951)	N/A	N/A	N/A	N/A

(40,631,415)	704,561	N/A	N/A	N/A	N/A

1,912,034	6,139,145	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(10,041,967)	(11,702,153)	N/A	N/A	N/A	N/A

(8,129,933)	(5,563,008)	N/A	N/A	N/A	N/A

1,957,567	3,636,155	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(2,752,409)	(3,710,911)	N/A	N/A	N/A	N/A

(794,842)	(74,756)	N/A	N/A	N/A	N/A

15,604,131	90,928,426	68,547,285	128,037,697	51,811,906	94,776,737
0	0	15,543,519	15,064,919	0	0
(44,534,830)	(95,612,041)	(59,204,848)	(82,122,160)	(64,539,020)	(114,451,687)

(28,930,699)	(4,683,615)	24,885,956	60,980,456	(12,727,114)	(19,674,950)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

(30,833,300)	(75,192,159)	86,905,929	1,730,684	102,363,809	(101,730,570)

$147,490,363	$178,323,663	$381,786,103	$294,880,174	$432,327,842	$329,964,033

$0	$0	$0	$0	$(467,553)	$(506,802)

WELLS FARGO STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	SMALL COMPANY VALUE
	For the Year Ended September 30, 2003	For the Period Ended September 30, 2002(4)

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$14,660,609	$0

OPERATIONS:
Net investment income (loss)	3,861	(11,792)
Net realized gain (loss) on sale of investments and foreign currency transactions	3,042,759	(979,603)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options, short sales and foreign currency transactions	7,856,591	(2,857,618)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,903,211	(3,849,013)

Distributions to shareholders:
Net investment income
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Class O	N/A	N/A
Select Class	N/A	N/A
Net realized gain on sales of investments
Class A	(2,715)	0
Class B	(2,807)	0
Class C	(95)	0
Institutional Class	(6,171)	0
Class O	N/A	N/A
Select Class	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	6,131,380	7,179,793
Reinvestment of dividends – Class A	2,605	0
Cost of shares redeemed – Class A	(3,521,501)	(1,545,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	2,612,484	5,633,853

Proceeds from shares sold – Class B	2,300,337	7,366,670
Reinvestment of dividends – Class B	2,750	0
Cost of shares redeemed – Class B	(1,375,516)	(929,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	927,571	6,436,857

Proceeds from shares sold – Class C	1,272,391	61,285
Reinvestment of dividends – Class C	94	0
Cost of shares redeemed – Class C	(55,339)	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	1,217,146	61,285

Proceeds from shares sold – Institutional Class	29,648,066	6,734,531
Reinvestment of dividends – Institutional Class	5,734	0
Cost of shares redeemed – Institutional Class	(8,581,387)	(356,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	21,072,413	6,377,627

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

Proceeds from shares sold – Select Class	N/A	N/A
Reinvestment of dividends – Select Class	N/A	N/A
Cost of shares redeemed – Select Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SELECT CLASS	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS	36,721,037	14,660,609

NET ASSETS:

ENDING NET ASSETS	$51,381,646	$14,660,609

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(4,851)	$(2,591)

(1)	“Proceeds from shares sold” include amounts related to Fund mergers and share class conversions. See Note 1.

(2)	Fund commenced operations on August 29, 2003

(3)	In connection with the merger on June 9, 2003, the former Montgomery Small Cap Fund R shares were re-designated as new Wells Fargo Montgomery A shares and the former Montgomery Small Cap P shares were converted into the newly designated A shares.

(4)	This fund commenced operations on January 31, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO STOCK FUNDS

SPECIALIZED HEALTH SCIENCES		SPECIALIZED TECHNOLOGY
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003(1)	For the Year Ended September 30, 2002

$29,843,974	$30,927,620	$38,803,179	$64,484,439

(443,025)	(545,419)	(1,271,691)	(1,260,507)
(685,058)	(6,828,930)	21,685,900	(12,961,848)

6,718,432	(1,076,335)	21,079,283	177,249
0	0	0	0

5,590,349	(8,450,684)	41,493,492	(14,045,106)

0	0	0	0
0	0	0	0
0	0	0	0
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

0	0	0	0
0	0	0	0
0	0	0	0
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

1,964,692	6,802,662	89,617,750	4,388,126
0	0	0	0
(3,645,501)	(3,458,295)	(16,580,186)	(9,003,084)

(1,680,809)	3,344,367	73,037,564	(4,614,958)

1,497,164	7,155,251	1,691,007	3,225,136
0	0	0	0
(2,868,666)	(3,490,347)	(5,166,557)	(8,834,007)

(1,371,502)	3,664,904	(3,475,550)	(5,608,871)

434,594	1,137,193	932,129	964,466
0	0	0	0
(538,071)	(779,426)	(1,227,409)	(2,376,791)

(103,477)	357,767	(295,280)	(1,412,325)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

2,434,561	(1,083,646)	110,760,226	(25,681,260)

$32,278,535	$29,843,974	$149,563,405	$38,803,179

$(4)	$0	$0	$0

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

DIVERSIFIED EQUITY

CLASS A
October 1, 2002 to September 30, 2003	$29.00	0.13		6.59	(0.11)	0.00
October 1, 2001 to September 30, 2002	$36.33	0.09	(7)	(6.85)	(0.15)	(0.42)
October 1, 2000 to September 30, 2001	$52.73	0.09		(11.70)	(0.17)	(4.62)
October 1, 1999 to September 30, 2000	$48.01	0.16		7.39	(0.16)	(2.67)
June 1, 1999 to September 30, 1999	$48.25	0.07		(0.31)	0.00	0.00
June 1, 1998 to May 31, 1999	$43.06	0.08		6.29	(0.20)	(0.98)

CLASS B
October 1, 2002 to September 30, 2003	$28.15	(0.19)		6.47	0.00	0.00
October 1, 2001 to September 30, 2002	$35.41	(0.20	)(7)	(6.64)	0.00	(0.42)
October 1, 2000 to September 30, 2001	$51.70	(0.17)		(11.50)	0.00	(4.62)
October 1, 1999 to September 30, 2000	$47.33	(0.18)		7.22	0.00	(2.67)
June 1, 1999 to September 30, 1999	$47.69	(0.04)		(0.32)	0.00	0.00
June 1, 1998 to May 31, 1999	$42.69	(0.11)		6.09	0.00	(0.98)

CLASS C
October 1, 2002 to September 30, 2003	$28.56	(0.05)		6.39	0.00	0.00
October 1, 2001 to September 30, 2002	$35.91	(0.20	)(7)	(6.73)	0.00	(0.42)
October 1, 2000 to September 30, 2001	$52.36	(0.16)		(11.67)	0.00	(4.62)
October 1, 1999 to September 30, 2000	$47.90	(0.07)		7.20	0.00	(2.67)
June 1, 1999 to September 30, 1999	$48.26	0.08		(0.44)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$38.71	0.08		10.65	(0.20)	(0.98)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$29.04	0.24		6.57	(0.21)	0.00
October 1, 2001 to September 30, 2002	$36.38	0.18	(7)	(6.87)	(0.23)	(0.42)
October 1, 2000 to September 30, 2001	$52.72	0.15		(11.70)	(0.17)	(4.62)
October 1, 1999 to September 30, 2000	$48.00	0.18		7.37	(0.16)	(2.67)
June 1, 1999 to September 30, 1999	$48.25	0.04		(0.29)	0.00	0.00
June 1, 1998 to May 31, 1999	$43.06	0.22		6.15	(0.20)	(0.98)

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$8.70	(0.01)		2.71	0.00	(0.08)
October 1, 2001 to September 30, 2002	$9.18	(0.02)		(0.34)	0.00	(0.12)
October 1, 2000 to September 30, 2001	$11.18	0.01		(1.34)	(0.01)	(0.66)
October 1, 1999 to September 30, 2000	$9.02	0.00		2.16	0.00	0.00
June 1, 1999 to September 30, 1999	$8.99	(0.01)		0.04	0.00	0.00
June 1, 1998 to May 31, 1999	$10.52	0.00		(1.53)	0.00	0.00

EQUITY INCOME

CLASS A
October 1, 2002 to September 30, 2003	$28.74	0.46		5.04	(0.46)	(2.46)
October 1, 2001 to September 30, 2002	$37.23	0.44		(7.51)	(0.43)	(0.99)
October 1, 2000 to September 30, 2001	$41.28	0.36		(4.05)	(0.36)	0.00
October 1, 1999 to September 30, 2000	$44.20	0.44		0.10	(0.42)	(3.04)
June 1, 1999 to September 30, 1999	$46.36	0.17		(2.09)	(0.24)	0.00
June 1, 1998 to May 31, 1999	$41.19	0.51		5.45	(0.53)	(0.26)

CLASS B
October 1, 2002 to September 30, 2003	$28.72	0.25		5.02	(0.22)	(2.46)
October 1, 2001 to September 30, 2002	$37.18	0.16		(7.49)	(0.14)	(0.99)
October 1, 2000 to September 30, 2001	$41.22	0.05		(4.03)	(0.06)	0.00
October 1, 1999 to September 30, 2000	$44.17	0.11		0.11	(0.13)	(3.04)
June 1, 1999 to September 30, 1999	$46.27	0.05		(2.08)	(0.07)	0.00
June 1, 1998 to May 31, 1999	$41.12	0.19		5.45	(0.23)	(0.26)

CLASS C
October 1, 2002 to September 30, 2003	$29.52	0.25		5.19	(0.24)	(2.46)
October 1, 2001 to September 30, 2002	$38.18	0.18		(7.70)	(0.15)	(0.99)
October 1, 2000 to September 30, 2001	$42.32	0.05		(4.14)	(0.05)	0.00
October 1, 1999 to September 30, 2000	$45.30	0.19		0.03	(0.16)	(3.04)
June 1, 1999 to September 30, 1999	$47.49	0.08		(2.17)	(0.10)	0.00
October 1, 1998(3) to May 31, 1999	$37.26	0.47		10.39	(0.48)	(0.15)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions in Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses

0.00	$35.61	0.42%	1.25	%(4)	1.54	%(4)	23.21%	32	%(6)	$76,292
0.00	$29.00	0.22%	1.25	%(4)	1.58	%(4)	(19.04)%	30	%(6)	$57,876
0.00	$36.33	0.23%	1.15	%(4)	1.61	%(4)	(24.07)%	34	%(6)	$74,038
0.00	$52.73	0.31%	1.00	%(4)	1.51	%(4)	15.99%	38	%(6)	$95,646
0.00	$48.01	0.45%	1.00	%(4)	1.20	%(4)	(0.50)%	13	%(6)	$70,624
0.00	$48.25	0.47%	1.00	%(4)	1.22	%(4)	15.08%	35	%(6)	$69,768

0.00	$34.43	(0.33)%	2.00	%(4)	2.31	%(4)	22.31%	32	%(6)	$92,300
0.00	$28.15	(0.53)%	2.00	%(4)	2.39	%(4)	(19.64)%	30	%(6)	$85,035
0.00	$35.41	(0.52)%	1.90	%(4)	2.41	%(4)	(24.65)%	34	%(6)	$111,956
0.00	$51.70	(0.44)%	1.75	%(4)	2.28	%(4)	15.10%	38	%(6)	$143,472
0.00	$47.33	(0.30)%	1.75	%(4)	2.20	%(4)	(0.75)%	13	%(6)	$113,874
0.00	$47.69	(0.28)%	1.75	%(4)	2.22	%(4)	14.24%	35	%(6)	$111,106

0.00	$34.90	(0.33)%	2.00	%(4)	2.28	%(4)	22.23%	32	%(6)	$9,463
0.00	$28.56	(0.52)%	2.00	%(4)	2.13	%(4)	(19.62)%	30	%(6)	$6,730
0.00	$35.91	(0.52)%	1.90	%(4)	2.01	%(4)	(24.64)%	34	%(6)	$7,693
0.00	$52.36	(0.40)%	1.75	%(4)	2.95	%(4)	15.11%	38	%(6)	$8,526
0.00	$47.90	(0.28)%	1.75	%(4)	2.63	%(4)	(0.75)%	13	%(6)	$2,018
0.00	$48.26	(0.28)%	1.75	%(4)	5.15	%(4)	28.02%	35	%(6)	$542

0.00	$35.64	0.67%	1.00	%(4)	1.17	%(4)	23.55%	32	%(6)	$1,152,692
0.00	$29.04	0.47%	1.00	%(4)	1.14	%(4)	(18.86)%	30	%(6)	$1,014,998
0.00	$36.38	0.38%	1.00	%(4)	1.07	%(4)	(23.95)%	34	%(6)	$1,398,810
0.00	$52.72	0.31%	1.00	%(4)	1.10	%(4)	15.99%	38	%(6)	$1,938,206
0.00	$48.00	0.44%	1.00	%(4)	1.18	%(4)	(0.52)%	13	%(6)	$1,902,474
0.00	$48.25	0.47%	1.00	%(4)	1.17	%(4)	15.08%	35	%(6)	$1,629,191

0.00	$11.32	(0.13)%	1.17	%(4)	1.27	%(4)	31.32%	84	%(6)	$285,650
0.00	$8.70	(0.24)%	1.20	%(4)	1.38	%(4)	(4.17)%	93	%(6)	$192,987
0.00	$9.18	0.13%	1.20	%(4)	1.28	%(4)	(12.52)%	113	%(6)	$138,795
0.00	$11.18	0.05%	1.20	%(4)	1.39	%(4)	23.95%	121	%(6)	$115,700
0.00	$9.02	(0.18)%	1.20	%(4)	1.59	%(4)	0.33%	39	%(6)	$67,459
0.00	$8.99	(0.05)%	1.20	%(4)	1.65	%(4)	(14.54)%	112	%(6)	$60,261

0.00	$31.32	1.57%	1.10	%(4)	1.33	%(4)	20.12%	9	%(5)	$161,962
0.00	$28.74	1.19%	1.10	%(4)	1.36	%(4)	(19.84)%	12	%(5)	$124,015
0.00	$37.23	0.86%	1.10	%(4)	1.51	%(4)	(8.97)%	3	%(5)	$165,304
0.00	$41.28	1.07%	1.10	%(4)	1.28	%(4)	1.17%	9	%(5)	$196,314
0.00	$44.20	1.12%	0.85	%(4)	0.90	%(4)	(4.16)%	5	%(5)	$109,081
0.00	$46.36	1.23%	0.85	%(4)	0.93	%(4)	14.74%	3	%(5)	$105,162

0.00	$31.31	0.82%	1.85	%(4)	2.13	%(4)	19.22%	9	%(5)	$98,690
0.00	$28.72	0.43%	1.85	%(4)	2.18	%(4)	(20.43)%	12	%(5)	$91,889
0.00	$37.18	0.12%	1.85	%(4)	2.20	%(4)	(9.67)%	3	%(5)	$134,403
0.00	$41.22	0.28%	1.85	%(4)	2.03	%(4)	0.41%	9	%(5)	$152,682
0.00	$44.17	0.37%	1.60	%(4)	1.90	%(4)	(4.40)%	5	%(5)	$118,792
0.00	$46.27	0.48%	1.60	%(4)	1.94	%(4)	13.90%	3	%(5)	$106,688

0.00	$32.26	0.82%	1.85	%(4)	2.07	%(4)	19.27%	9	%(5)	$10,689
0.00	$29.52	0.46%	1.85	%(4)	2.12	%(4)	(20.41)%	12	%(5)	$7,415
0.00	$38.18	0.14%	1.85	%(4)	2.02	%(4)	(9.66)%	3	%(5)	$7,508
0.00	$42.32	0.29%	1.85	%(4)	1.96	%(4)	0.41%	9	%(5)	$7,115
0.00	$45.30	0.42%	1.60	%(4)	2.37	%(4)	(4.41)%	5	%(5)	$2,124
0.00	$47.49	0.48%	1.60	%(4)	4.37	%(4)	28.55%	3	%(5)	$1,106

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$28.72	0.55		5.02	(0.55)	(2.46)
October 1, 2001 to September 30, 2002	$37.21	0.54		(7.51)	(0.53)	(0.99)
October 1, 2000 to September 30, 2001	$41.27	0.46		(4.05)	(0.47)	0.00
October 1, 1999 to September 30, 2000	$44.19	0.52		0.12	(0.52)	(3.04)
June 1, 1999 to September 30, 1999	$46.35	0.18		(2.10)	(0.24)	0.00
June 1, 1998 to May 31, 1999	$41.18	0.51		5.45	(0.53)	(0.26)

EQUITY INDEX

CLASS A
October 1, 2002 to September 30, 2003	$38.09	0.47		8.23	(0.51)	(1.73)
October 1, 2001 to September 30, 2002	$54.20	0.41		(9.85)	(0.43)	(6.24)
October 1, 2000 to September 30, 2001	$84.54	0.43		(21.00)	(0.35)	(9.42)
October 1, 1999 to September 30, 2000	$78.14	0.33		9.36	(0.10)	(3.19)
October 1, 1998 to September 30, 1999	$64.93	0.53		16.54	(0.53)	(3.33)

CLASS B
October 1, 2002 to September 30, 2003	$37.80	0.16		8.20	(0.12)	(1.72)
October 1, 2001 to September 30, 2002	$53.78	0.06		(9.84)	(0.02)	(6.18)
October 1, 2000 to September 30, 2001	$84.06	(0.02)		(20.91)	0.00	(9.35)
October 1, 1999 to September 30, 2000	$78.19	(0.16)		9.22	0.00	(3.19)
October 1, 1998 to September 30, 1999	$65.03	(0.03)		16.52	0.00	(3.33)

GROWTH

CLASS A
October 1, 2002 to September 30, 2003	$9.39	(0.05	)(7)	1.30	0.00	0.00
October 1, 2001 to September 30, 2002	$11.66	(0.02	)(7)	(2.25)	0.00	0.00
October 1, 2000 to September 30, 2001	$22.82	(0.02)		(7.01)	0.00	(4.13)
October 1, 1999 to September 30, 2000	$22.85	(0.05)		3.07	0.00	(3.05)
October 1, 1998 to September 30, 1999	$20.48	0.01		5.65	(0.01)	(3.28)

CLASS B
October 1, 2002 to September 30, 2003	$6.47	(0.08	)(7)	0.89	0.00	0.00
October 1, 2001 to September 30, 2002	$8.10	(0.07	)(7)	(1.56)	0.00	0.00
October 1, 2000 to September 30, 2001	$15.96	(0.09)		(4.88)	0.00	(2.89)
October 1, 1999 to September 30, 2000	$16.11	(0.14)		2.14	0.00	(2.15)
October 1, 1998 to September 30, 1999	$14.53	(0.09)		4.00	0.00	(2.33)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$11.05	(0.03	)(7)	1.53	0.00	0.00
October 1, 2001 to September 30, 2002	$13.71	0.00	(7)	(2.66)	0.00	0.00
October 1, 2000 to September 30, 2001	$26.80	(0.06)		(8.18)	0.00	(4.85)
October 1, 1999 to September 30, 2000	$26.80	(0.02)		3.59	0.00	(3.57)
October 1, 1998 to September 30, 1999	$24.01	0.03		6.64	(0.03)	(3.85)

GROWTH EQUITY

CLASS A
October 1, 2002 to September 30, 2003	$19.50	(0.08	)(7)	5.22 (7)	0.00	0.00
October 1, 2001 to September 30, 2002	$23.87	(0.10)		(3.34)	(0.01)	(0.92)
October 1, 2000 to September 30, 2001	$39.89	(0.07)		(9.86)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$36.83	(0.21)		8.90	0.00	(5.63)
June 1, 1999 to September 30, 1999	$36.17	(0.01)		0.67	0.00	0.00
June 1, 1998 to May 31, 1999	$35.73	(0.02)		2.56	(0.03)	(2.07)

CLASS B
October 1, 2002 to September 30, 2003	$18.37	(0.23	)(7)	4.88 (7)	0.00	0.00
October 1, 2001 to September 30, 2002	$22.69	(0.31)		(3.09)	0.00	(0.92)
October 1, 2000 to September 30, 2001	$38.48	(0.19)		(9.51)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$35.93	(0.35)		8.53	0.00	(5.63)
June 1, 1999 to September 30, 1999	$35.39	(0.10)		0.64	0.00	0.00
June 1, 1998 to May 31, 1999	$35.23	(0.25)		2.48	0.00	(2.07)

CLASS C
October 1, 2002 to September 30, 2003	$19.04	(0.25	)(7)	5.08 (7)	0.00	0.00
October 1, 2001 to September 30, 2002	$23.49	(0.25)		(3.28)	0.00	(0.92)
October 1, 2000 to September 30, 2001	$39.61	(0.22)		(9.81)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$36.84	(0.15)		8.55	0.00	(5.63)
June 1, 1999 to September 30, 1999	$36.29	0.02		0.53	0.00	0.00
October 1, 1998(3) to May 31, 1999	$30.66	(0.13)		7.86	(0.03)	(2.07)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions in Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses

0.00	$31.28	1.83%	0.85	%(4)	0.94	%(4)	20.42%	9	%(5)	$907,662
0.00	$28.72	1.44%	0.85	%(4)	0.91	%(4)	(19.64)%	12	%(5)	$902,521
0.00	$37.21	1.11%	0.85	%(4)	0.85	%(4)	(8.75)%	3	%(5)	$1,163,331
0.00	$41.27	1.21%	0.85	%(4)	0.87	%(4)	1.39%	9	%(5)	$1,403,624
0.00	$44.19	1.11%	0.85	%(4)	0.88	%(4)	(4.16)%	5	%(5)	$1,471,410
0.00	$46.35	1.23%	0.85	%(4)	0.89	%(4)	14.75%	3	%(5)	$1,519,541

0.00	$44.55	1.14%	0.67%		1.03%		23.59%	2%		$312,974
0.00	$38.09	0.86%	0.67%		0.99%		(20.99)%	4%		$271,640
0.00	$54.20	0.67%	0.67%		0.88%		(27.03)%	4%		$382,462
0.00	$84.54	0.54%	0.71%		0.85%		12.43%	8%		$596,083
0.00	$78.14	0.68%	0.71%		0.80%		26.82%	6%		$611,111

0.00	$44.32	0.40%	1.41%		1.88%		22.71%	2%		$57,505
0.00	$37.80	0.11%	1.41%		1.97%		(21.60)%	4%		$50,635
0.00	$53.78	(0.07)%	1.41%		1.63%		(27.57)%	4%		$71,450
0.00	$84.06	(0.21)%	1.46%		1.72%		11.58%	8%		$96,378
0.00	$78.19	(0.06)%	1.45%		1.61%		25.86%	6%		$66,931

0.00	$10.64	(0.49)%	1.21%		1.56%		13.31%	52%		$125,317
0.00	$9.39	(0.17)%	1.12%		1.70%		(19.47)%	88%		$120,777
0.00	$11.66	(0.12)%	1.12%		1.53%		(36.26)%	80%		$174,828
0.00	$22.82	(0.22)%	1.12%		1.42%		14.40%	51%		$311,038
0.00	$22.85	0.05%	1.10%		1.13%		29.54%	38%		$315,134

0.00	$7.28	(1.23)%	1.94%		2.48%		12.52%	52%		$11,714
0.00	$6.47	(0.91)%	1.87%		2.69%		(20.12)%	88%		$19,918
0.00	$8.10	(0.87)%	1.87%		2.23%		(36.69)%	80%		$36,453
0.00	$15.96	(0.96)%	1.87%		2.22%		13.48%	51%		$69,433
0.00	$16.11	(0.64)%	1.79%		1.86%		28.68%	38%		$60,909

0.00	$12.55	(0.29)%	1.00%		1.11%		13.57%	52%		$45,151
0.00	$11.05	(0.02)%	1.00%		1.00%		(19.40)%	88%		$67,930
0.00	$13.71	0.06%	1.00%		1.03%		(36.19)%	80%		$156,641
0.00	$26.80	(0.05)%	1.00%		1.02%		14.55%	51%		$52,561
0.00	$26.80	0.15%	1.00%		1.02%		29.69%	38%		$17,588

0.00	$24.64	(0.38)%	1.50	%(4)	1.82	%(4)	26.36%	58	%(6)	$15,576
0.00	$19.50	(0.43)%	1.47	%(4)	1.88	%(4)	(15.46)%	40	%(6)	$11,210
0.00	$23.87	(0.31)%	1.50	%(4)	1.93	%(4)	(28.93)%	75	%(6)	$12,473
0.00	$39.89	(0.48)%	1.50	%(4)	1.72	%(4)	25.01%	78	%(6)	$17,726
0.00	$36.83	(0.01)%	1.25	%(4)	1.45	%(4)	1.82%	22	%(6)	$23,750
0.00	$36.17	(0.08)%	1.25	%(4)	1.44	%(4)	7.57%	73	%(6)	$17,335

0.00	$23.02	(1.13)%	2.25	%(4)	2.59	%(4)	25.31%	58	%(6)	$14,379
0.00	$18.37	(1.18)%	2.22	%(4)	2.63	%(4)	(16.09)%	40	%(6)	$13,670
0.00	$22.69	(1.06)%	2.25	%(4)	2.65	%(4)	(29.46)%	75	%(6)	$17,319
0.00	$38.48	(1.20)%	2.25	%(4)	2.58	%(4)	24.11%	78	%(6)	$25,124
0.00	$35.93	(0.76)%	2.00	%(4)	2.45	%(4)	1.53%	22	%(6)	$19,211
0.00	$35.39	(0.83)%	2.00	%(4)	2.45	%(4)	6.78%	73	%(6)	$18,976

0.00	$23.87	(1.11)%	2.25	%(4)	2.68	%(4)	25.37%	58	%(6)	$2,980
0.00	$19.04	(1.17)%	2.22	%(4)	2.74	%(4)	(16.10)%	40	%(6)	$1,721
0.00	$23.49	(1.06)%	2.25	%(4)	2.32	%(4)	(29.46)%	75	%(6)	$1,799
0.00	$39.61	(1.16)%	2.25	%(4)	2.75	%(4)	24.11%	78	%(6)	$2,240
0.00	$36.84	(0.87)%	2.00	%(4)	6.22	%(4)	1.52%	22	%(6)	$320
0.00	$36.29	(0.87)%	2.01	%(4)	21.40	%(4)	25.73%	73	%(6)	$60

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$19.61	(0.03)		5.25	(0.01)	0.00
October 1, 2001 to September 30, 2002	$24.00	(0.05)		(3.35)	(0.07)	(0.92)
October 1, 2000 to September 30, 2001	$39.98	(0.02)		(9.87)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$36.82	(0.09)		8.88	0.00	(5.63)
June 1, 1999 to September 30, 1999	$36.17	0.01		0.64	0.00	0.00
June 1, 1998 to May 31, 1999	$35.72	(0.03)		2.58	(0.03)	(2.07)

INDEX

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$32.98	0.55		7.37	(0.57)	0.00
October 1, 2001 to September 30, 2002	$42.00	0.51		(8.99)	(0.54)	0.00
October 1, 2000 to September 30, 2001	$59.73	0.54		(15.94)	(0.60)	(1.73)
October 1, 1999 to September 30, 2000	$53.67	0.59		6.42	(0.26)	(0.69)
June 1, 1999 to September 30, 1999	$54.83	0.24		(0.77)	(0.36)	(0.27)
June 1, 1998 to May 31, 1999	$46.36	0.57		8.87	(0.57)	(0.40)

INTERNATIONAL EQUITY

CLASS A
October 1, 2002 to September 30, 2003	$8.46	0.04	(7)	1.38 (7)	0.00	0.00
October 1, 2001 to September 30, 2002	$10.50	(0.01	)(7)	(2.03)	0.00	0.00
October 1, 2000 to September 30, 2001	$15.24	0.01		(4.44)	0.00	(0.31)
October 1, 1999 to September 30, 2000	$12.70	0.11		2.64	(0.13)	(0.08)
October 1, 1998 to September 30, 1999	$9.36	(0.02)		3.36	0.00	0.00

CLASS B
October 1, 2002 to September 30, 2003	$8.19	(0.03	)(7)	1.32 (7)	0.00	0.00
October 1, 2001 to September 30, 2002	$10.25	(0.09	)(7)	(1.97)	0.00	0.00
October 1, 2000 to September 30, 2001	$14.99	(0.11)		(4.32)	0.00	(0.31)
October 1, 1999 to September 30, 2000	$12.54	0.06		2.54	(0.07)	(0.08)
October 1, 1998 to September 30, 1999	$9.30	(0.10)		3.34	0.00	0.00

CLASS C
October 1, 2002 to September 30, 2003	$8.18	(0.02	)(7)	1.31 (7)	0.00	0.00
October 1, 2001 to September 30, 2002	$10.24	(0.09	)(7)	(1.97)	0.00	0.00
October 1, 2000 to September 30, 2001	$14.98	(0.07)		(4.36)	0.00	(0.31)
October 1, 1999 to September 30, 2000	$12.54	0.07		2.54	(0.09)	(0.08)
October 1, 1998 to September 30, 1999	$9.30	(0.04)		3.28	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$8.46	0.08	(7)	1.34 (7)	(0.01)	0.00
October 1, 2001 to September 30, 2002	$10.47	0.02	(7)	(2.03)	0.00	0.00
October 1, 2000 to September 30, 2001	$15.17	0.01		(4.40)	0.00	(0.31)
November 8, 1999(3) to September 30, 2000	$13.61	0.12		1.66	(0.14)	(0.08)

LARGE CAP APPRECIATION

CLASS A
October 1, 2002 to September 30, 2003	$7.53	(0.01)		1.40	0.00	0.00
October 1, 2001 to September 30, 2002	$9.53	(0.01)		(1.99)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.00		(0.47)	0.00	0.00

CLASS B
October 1, 2002 to September 30, 2003	$7.47	(0.06)		1.37	0.00	0.00
October 1, 2001 to September 30, 2002	$9.52	(0.07)		(1.98)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.00		(0.48)	0.00	0.00

CLASS C
October 1, 2002 to September 30, 2003	$7.47	(0.03)		1.35	0.00	0.00
October 1, 2001 to September 30, 2002	$9.53	(0.05)		(2.01)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.00		(0.47)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$7.55	0.00		1.41	0.00	0.00
October 1, 2001 to September 30, 2002	$9.53	0.00		(1.98)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.01		(0.48)	0.00	0.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions in Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses

0.00	$24.82	(0.12)%	1.25	%(4)	1.45	%(4)	26.62%	58	%(6)	$450,480
0.00	$19.61	(0.19)%	1.22	%(4)	1.41	%(4)	(15.25)%	40	%(6)	$363,946
0.00	$24.00	(0.06)%	1.25	%(4)	1.29	%(4)	(28.74)%	75	%(6)	$476,031
0.00	$39.98	(0.23)%	1.25	%(4)	1.34	%(4)	25.32%	78	%(6)	$751,174
0.00	$36.82	0.05%	1.25	%(4)	1.40	%(4)	1.80%	22	%(6)	$644,215
0.00	$36.17	(0.08)%	1.25	%(4)	1.38	%(4)	7.60%	73	%(6)	$920,586

0.00	$40.33	1.58%	0.25	%(4)	0.44	%(4)	24.22%	3	%(5)	$839,581
0.00	$32.98	1.28%	0.25	%(4)	0.39	%(4)	(20.54)%	4	%(5)	$596,168
0.00	$42.00	1.11%	0.25	%(4)	0.30	%(4)	(26.63)%	2	%(5)	$733,380
0.00	$59.73	1.02%	0.25	%(4)	0.33	%(4)	13.06%	8	%(5)	$982,975
0.00	$53.67	1.17%	0.25	%(4)	0.55	%(4)	(1.00)%	11	%(5)	$813,861
0.00	$54.83	1.28%	0.25	%(4)	0.55	%(4)	20.57%	4	%(5)	$1,154,289

0.00	$9.88	0.42%	1.50%		1.76%		16.78%	73%		$52,762
0.00	$8.46	(0.08)%	1.72%		1.96%		(19.43)%	52%		$22,806
0.00	$10.50	0.05%	1.75%		1.81%		(29.59)%	36%		$30,727
0.00	$15.24	(0.31)%	1.75%		2.00%		21.65%	26%		$43,659
0.00	$12.70	(0.17)%	1.75%		2.10%		35.68%	41%		$35,779

0.00	$9.48	(0.31)%	2.25%		2.82%		15.75%	73%		$20,149
0.00	$8.19	(0.83)%	2.47%		3.06%		(20.10)%	52%		$29,107
0.00	$10.25	(0.72)%	2.50%		2.70%		(30.12)%	36%		$41,122
0.00	$14.99	(1.01)%	2.50%		2.95%		20.65%	26%		$63,019
0.00	$12.54	(0.81)%	2.40%		2.79%		34.84%	41%		$37,911

0.00	$9.47	(0.27)%	2.25%		2.70%		15.77%	73%		$2,530
0.00	$8.18	(0.78)%	2.47%		2.96%		(20.12)%	52%		$2,167
0.00	$10.24	(0.69)%	2.50%		2.50%		(30.14)%	36%		$2,704
0.00	$14.98	(0.86)%	2.50%		3.02%		20.72%	26%		$2,857
0.00	$12.54	(0.78)%	2.37%		2.72%		34.84%	41%		$673

0.00	$9.87	0.76%	1.25%		1.34%		16.83%	73%		$266,099
0.00	$8.46	0.31%	1.44%		1.46%		(19.20)%	52%		$372,380
0.00	$10.47	0.31%	1.50%		1.53%		(29.47)%	36%		$108,796
0.00	$15.17	0.32%	1.50%		1.92%		13.01%	26%		$122,397

0.00	$8.92	(0.19)%	1.21	%(4)	2.45	%(4)	18.46%	153	%(5)	$1,033
0.00	$7.53	(0.15)%	1.20	%(4)	6.48	%(4)	(20.99)%	123	%(5)	$898
0.00	$9.53	1.17%	0.95	%(4)	1.24	%(4)	(4.70)%	10	%(5)	$41

0.00	$8.78	(0.95)%	1.95	%(4)	3.11	%(4)	17.54%	153	%(5)	$1,449
0.00	$7.47	(0.90)%	1.95	%(4)	8.45	%(4)	(21.53)%	123	%(5)	$1,041
0.00	$9.52	(0.24)%	1.78	%(4)	1.78	%(4)	(4.80)%	10	%(5)	$91

0.00	$8.79	(0.94)%	1.95	%(4)	3.96	%(4)	17.67%	153	%(5)	$499
0.00	$7.47	(0.93)%	1.95	%(4)	8.37	%(4)	(21.62)%	123	%(5)	$200
0.00	$9.53	0.00%	1.83	%(4)	1.83	%(4)	(4.70)%	10	%(5)	$26

0.00	$8.96	(0.06)%	0.95	%(4)	1.61	%(4)	18.68%	153	%(5)	$16,905
0.00	$7.55	0.05%	0.95	%(4)	5.81	%(4)	(20.78)%	123	%(5)	$4,155
0.00	$9.53	1.00%	0.86	%(4)	0.86	%(4)	(4.70)%	10	%(5)	$10

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

LARGE CAP VALUE

CLASS A
August 29, 2003(3) to September 30, 2003	$10.00	0.00		(0.18)	0.00	0.00

CLASS B
August 29, 2003(3) to September 30, 2003	$10.00	(0.01)		(0.18)	0.00	0.00

CLASS C
August 29, 2003(3) to September 30, 2003	$10.00	(0.01)		(0.18)	0.00	0.00

INSTITUTIONAL CLASS
August 29, 2003(3) to September 30, 2003	$10.00	0.00		(0.18)	0.00	0.00

LARGE COMPANY GROWTH

CLASS A
October 1, 2002 to September 30, 2003	$34.52	(0.46)		9.90	0.00	0.00
October 1, 2001 to September 30, 2002	$44.57	(0.34)		(9.71)	0.00	0.00
October 1, 2000 to September 30, 2001	$75.03	(0.37)		(29.21)	0.00	(0.84)
October 1, 1999 to September 30, 2000	$57.96	(0.49)		19.16	0.00	(1.60)
June 1, 1999 to September 30, 1999	$58.09	(0.12)		(0.01)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$38.48	(0.16)		20.82	0.00	(1.05)

CLASS B
October 1, 2002 to September 30, 2003	$31.72	(0.68)		9.07	0.00	0.00
October 1, 2001 to September 30, 2002	$41.18	(0.69)		(8.77)	0.00	0.00
October 1, 2000 to September 30, 2001	$69.77	(0.62)		(27.09)	0.00	(0.84)
October 1, 1999 to September 30, 2000	$54.29	(0.72)		17.80	0.00	(1.60)
June 1, 1999 to September 30, 1999	$54.50	(0.19)		(0.02)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$39.80	(0.17)		15.92	0.00	(1.05)

CLASS C
October 1, 2002 to September 30, 2003	$31.76	(0.62)		9.04	0.00	0.00
October 1, 2001 to September 30, 2002	$41.22	(0.89)		(8.57)	0.00	0.00
October 1, 2000 to September 30, 2001	$69.85	(0.43)		(27.32)	0.00	(0.84)
November 8, 1999(3) to September 30, 2000	$59.32	(0.40)		12.53	0.00	(1.60)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$32.65	(0.16)		9.18	0.00	0.00
October 1, 2001 to September 30, 2002	$42.06	(0.21)		(9.20)	0.00	0.00
October 1, 2000 to September 30, 2001	$70.71	(0.24)		(27.53)	0.00	(0.84)
October 1, 1999 to September 30, 2000	$54.60	(0.30)		18.01	0.00	(1.60)
June 1, 1999 to September 30, 1999	$54.67	(0.07)		0.00	0.00	0.00
June 1, 1998 to May 31, 1999	$39.94	(0.17)		15.95	0.00	(1.05)

MONTGOMERY EMERGING MARKETS FOCUS

CLASS A
July 1, 2003 to September 30, 2003(8)	$15.27	0.02	(7)	2.47	0.00	0.00
July 1, 2002 to June 30, 2003	$14.50	0.00		0.77	0.00	0.00
October 31, 2001(3) to June 30, 2002	$11.37	0.29		2.94	(0.10)	0.00

CLASS B
July 1, 2003 to September 30, 2003(8)	$15.18	(0.02	)(7)	2.46	0.00	0.00
July 1, 2002 to June 30, 2003	$14.52	0.10		0.56	0.00	0.00
October 31, 2001(3) to June 30, 2002	$11.37	0.08		3.17	(0.10)	0.00

CLASS C
July 1, 2003 to September 30, 2003(8)	$15.12	(0.02	)(7)	2.46	0.00	0.00
July 1, 2002 to June 30, 2003	$14.48	0.02		0.62	0.00	0.00
October 31, 2001(3) to June 30, 2002	$11.37	0.05		3.16	(0.10)	0.00

INSTITUTIONAL CLASS
July 1, 2003 to September 30, 2003(8)	$15.16	0.03	(7)	2.45	0.00	0.00
July 1, 2002 to June 30, 2003	$14.41	0.30		0.54	(0.09)	0.00
July 1, 2001 to June 30, 2002	$14.00	0.07		0.44	(0.10)	0.00
July 1, 2000 to June 30, 2001	$16.57	0.20		(2.73)	(0.04)	0.00
July 1, 1999 to June 30, 2000	$13.15	0.19		3.47	(0.16)	(0.08)
April 1, 1999 to June 30, 1999(9)	$9.63	0.04		3.48	0.00	0.00
April 1, 1998 to March 31, 1999(7)	$11.43	0.12		(1.76)	(0.16)	0.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions in Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses

0.00	$9.82	(0.26)%	1.25	%(4)	196.38	%(4)	(1.80)%	3	%(5)	$76

0.00	$9.81	(1.08)%	2.00	%(4)	189.72	%(4)	(1.90)%	3	%(5)	$37

0.00	$9.81	(0.64)%	2.00	%(4)	209.42	%(4)	(1.90)%	3	%(5)	$12

0.00	$9.82	(0.33)%	1.00	%(4)	211.67	%(4)	(1.80)%	3	%(5)	$10

0.00	$43.96	(0.69)%	1.20	%(4)	1.41	%(4)	27.35%	13	%(5)	$364,406
0.00	$34.52	(0.76)%	1.20	%(4)	1.45	%(4)	(22.55)%	18	%(5)	$141,774
(0.04)	$44.57	(0.71)%	1.20	%(4)	1.36	%(4)	(39.85)%	13	%(5)	$202,514
0.00	$75.03	(0.73)%	1.20	%(4)	1.31	%(4)	32.50%	9	%(5)	$303,948
0.00	$57.96	(0.58)%	1.20	%(4)	1.40	%(4)	(0.22)%	5	%(5)	$188,890
0.00	$58.09	(0.68)%	1.20	%(4)	1.35	%(4)	54.16%	28	%(5)	$191,233

0.00	$40.11	(1.35)%	1.88	%(4)	2.33	%(4)	26.45%	13	%(5)	$246,894
0.00	$31.72	(1.31)%	1.75	%(4)	2.46	%(4)	(22.97)%	18	%(5)	$218,625
(0.04)	$41.18	(1.26)%	1.75	%(4)	2.19	%(4)	(40.18)%	13	%(5)	$307,706
0.00	$69.77	(1.28)%	1.75	%(4)	2.15	%(4)	31.75%	9	%(5)	$461,918
0.00	$54.29	(1.13)%	1.75	%(4)	2.05	%(4)	(0.39)%	5	%(5)	$201,351
0.00	$54.50	(1.22)%	1.76	%(4)	2.15	%(4)	40.01%	28	%(5)	$156,870

0.00	$40.18	(1.34)%	1.86	%(4)	2.16	%(4)	26.51%	13	%(5)	$40,436
0.00	$31.76	(1.31)%	1.75	%(4)	2.28	%(4)	(22.95)%	18	%(5)	$27,092
(0.04)	$41.22	(1.26)%	1.75	%(4)	2.15	%(4)	(40.19)%	13	%(5)	$27,189
0.00	$69.85	(1.29)%	1.75	%(4)	2.16	%(4)	20.72%	9	%(5)	$25,463

0.00	$41.67	(0.44)%	0.96	%(4)	1.05	%(4)	27.60%	13	%(5)	$1,761,429
0.00	$32.65	(0.56)%	1.00	%(4)	1.03	%(4)	(22.37)%	18	%(5)	$1,038,491
(0.04)	$42.06	(0.48)%	0.97	%(4)	0.97	%(4)	(39.73)%	13	%(5)	$1,066,607
0.00	$70.71	(0.53)%	1.00	%(4)	1.02	%(4)	32.74%	9	%(5)	$1,532,428
0.00	$54.60	(0.38)%	1.00	%(4)	1.04	%(4)	(0.13)%	5	%(5)	$801,943
0.00	$54.67	(0.49)%	1.00	%(4)	1.09	%(4)	39.96%	28	%(5)	$645,385

0.00	$17.76	0.42%	1.88%		2.03%		16.37%	49%		$117,842
0.00	$15.27	(1.65)%	2.18%		2.18%		5.33%	210%		$105,512
0.00	$14.50	0.43%	2.20%		5.27%		28.57%	206%		$23

0.00	$17.62	(0.45)%	2.64%		2.79%		16.06%	49%		$290
0.00	$15.18	1.59%	2.33%		2.78%		4.64%	210%		$28
0.00	$14.52	0.10%	2.31%		5.38%		28.65%	206%		$11

0.00	$17.56	(0.39)%	2.64%		2.79%		16.14%	49%		$519
0.00	$15.12	(3.00)%	3.39%		3.53%		4.37%	210%		$59
0.00	$14.48	0.10%	3.44%		6.51%		28.39%	206%		$13

0.00	$17.64	0.73%	1.55%		1.70%		16.42%	49%		$29,273
0.00	$15.16	2.43%	1.52%		2.16%		5.79%	210%		$25,784
0.00	$14.41	0.60%	1.59%		4.66%		3.80%	206%		$22,974
0.00	$14.00	1.68%	1.72%		4.37%		(15.26)%	182%		$10,156
0.00	$16.57	0.66%	1.62%		6.15%		27.91%	264%		$4,725
0.00	$13.15	0.05%	1.73%		8.82%		36.55%	200%		$2,551
0.00	$9.63	1.24%	2.10%		8.68%		(14.04)%	437%		$1,655

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

MONTGOMERY INSTITUTIONAL EMERGING MARKETS

SELECT CLASS
July 1, 2003 to September 30, 2003(8)	$36.91	0.07	5.31	0.00	0.00
July 1, 2002 to June 30, 2003	$34.41	0.54	2.08	(0.12)	0.00
July 1, 2001 to June 30, 2002	$35.30	0.28	(0.82)	(0.35)	0.00
July 1, 2000 to June 30, 2001	$47.07	0.67	(12.44)	0.00	0.00
July 1, 1999 to June 30, 2000	$39.05	(0.45)	8.47	0.00	0.00
July 1, 1998 to June 30, 1999	$35.61	0.38	3.06	0.00	0.00

MONTGOMERY MID CAP GROWTH

CLASS A
July 1, 2003 to September 30, 2003(8)	$4.77	(0.05)	0.37	0.00	0.00
July 1, 2002 to June 30, 2003	$4.82	(0.02)	(0.03)	0.00	0.00
July 1, 2001 to June 30, 2002(10)	$7.27	(0.05)	(1.78)	0.00	(0.62)
July 1, 2000 to June 30, 2001(10)	$12.36	(0.09)	(0.80)	0.00	(4.20)
July 1, 1999 to June 30, 2000(10)	$9.85	(0.17)	4.01	0.00	(1.33)
July 1, 1998 to June 30, 1999(10)	$10.89	(0.08)	(0.40)	0.00	(0.56)

CLASS B
July 1, 2003 to September 30, 2003(8)	$4.68	(0.06)	0.37	0.00	0.00
June 9, 2003(3) to June 30, 2003	$4.67	0.01	0.00	0.00	0.00

CLASS C
July 1, 2003 to September 30, 2003(8)	$4.68	(0.06)	0.36	0.00	0.00
June 9, 2003(3) to June 30, 2003	$4.67	0.01	0.00	0.00	0.00

MONTGOMERY SMALL CAP

CLASS A
July 1, 2003 to September 30, 2003(8)	$8.93	(0.02)	0.53	0.00	0.00
July 1, 2002 to June 30, 2003	$8.61	(0.07)	0.39	0.00	0.00
July 1, 2001 to June 30, 2002	$11.85	(0.07)	(3.08)	0.00	(0.09)
July 1, 2000 to June 30, 2001	$22.20	(0.13)	(4.43)	0.00	(5.79)
July 1, 1999 to June 30, 2000	$16.58	(0.28)	5.90	0.00	0.00
July 1, 1998 to June 30, 1999	$20.73	(0.17)	(1.21)	0.00	(2.77)

CLASS B
July 1, 2003 to September 30, 2003(8)	$8.93	(0.04)	0.52	0.00	0.00
June 9, 2003(3) to June 30, 2003	$8.88	(0.01)	0.06	0.00	0.00

CLASS C
July 1, 2003 to September 30, 2003(8)	$8.93	(0.02)	0.51	0.00	0.00
June 9, 2003(3) to June 30, 2003	$8.88	(0.01)	0.06	0.00	0.00

INSTITUTIONAL CLASS
July 1, 2003 to September 30, 2003(8)	$8.94	(0.02)	0.52	0.00	0.00
June 9, 2003(3) to June 30, 2003	$8.88	0.00	0.06	0.00	0.00

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
October 1, 2002 to September 30, 2003	$3.71	0.03	0.56	(0.04)	0.00
January 1, 2002 to September 30, 2002	$5.38	0.04	(0.71)	(0.04)	(0.96)
January 1, 2001 to December 31, 2001	$5.80	0.06	(0.24)	(0.06)	(0.18)
January 1, 2000 to December 31, 2000	$5.21	0.08	0.96	(0.08)	(0.37)
January 1, 1999 to December 31, 1999	$6.26	0.07	(0.56)	(0.07)	(0.49)
January 1, 1998 to December 31, 1998	$6.45	0.07	0.24	(0.07)	(0.43)

CLASS B
October 1, 2002 to September 30, 2003	$3.71	0.00	0.56	(0.02)	0.00
January 1, 2002 to September 30, 2002	$5.38	0.00	(0.71)	0.00	(0.96)
January 1, 2001 to December 31, 2001	$5.80	0.01	(0.24)	(0.01)	(0.18)
January 1, 2000 to December 31, 2000	$5.21	0.03	0.96	(0.03)	(0.37)
January 1, 1999 to December 31, 1999	$6.26	0.00	(0.56)	0.00	(0.49)
January 1, 1998 to December 31, 1998	$6.45	0.00	0.24	0.00	(0.43)

CLASS C
October 1, 2002 to September 30, 2003	$3.69	0.00	0.56	(0.02)	0.00
January 1, 2002 to September 30, 2002	$5.37	0.00	(0.72)	0.00	(0.96)
January 1, 2001 to December 31, 2001	$5.79	0.01	(0.24)	(0.01)	(0.18)
January 1, 2000 to December 31, 2000	$5.20	0.02	0.96	(0.02)	(0.37)
January 1, 1999 to December 31, 1999	$6.24	0.00	(0.55)	0.00	(0.49)
January 1, 1998 to December 31, 1998	$6.46	0.00	0.21	0.00	(0.43)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions in Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Net Expenses	Gross Expenses

0.00	$42.29	0.66%	1.25%	1.63%	14.96%	19%	$82,432
0.00	$36.91	1.69%	1.25%	1.63%	7.71%	80%	$73,127
0.00	$34.41	0.85%	1.30%	4.80%	(1.56)%	99%	$66,511
0.00	$35.30	1.17%	1.31%	3.18%	(24.97)%	171%	$66,761
0.00	$47.07	(0.77)%	2.15%	3.74%	20.42%	116%	$104,553
0.00	$39.05	0.79%	1.45%	2.42%	9.75%	115%	$103,661

0.00	$5.09	(1.03)%	1.42%	1.42%	6.71%	55%	$87,980
0.00	$4.77	(0.65)%	1.49%	1.86%	(1.04)%	142%	$85,320
0.00	$4.82	(0.80)%	1.50%	3.10%	(26.49)%	143%	$98,526
0.00	$7.27	(1.13)%	1.51%	2.32%	(11.76)%	68%	$164,497
0.00	$12.36	(1.19)%	1.55%	1.92%	42.46%	63%	$224,944
0.00	$9.85	(0.83)%	1.66%	1.66%	(4.07)%	76%	$382,483

0.00	$4.99	(1.78)%	2.17%	2.17%	6.62%	55%	$5,216
0.00	$4.68	3.82%	2.14%	2.22%	0.21%	142%	$4,599

0.00	$4.98	(1.78)%	2.17%	2.17%	6.41%	55%	$607
0.00	$4.68	4.05%	2.12%	2.22%	0.21%	142%	$493

0.00	$9.44	(1.13)%	1.40%	1.69%	5.71%	47%	$83,152
0.00	$8.93	(1.06)%	1.40%	1.53%	3.72%	169%	$52,891
0.00	$8.61	(0.68)%	1.40%	1.51%	(26.68)%	152%	$46,707
0.00	$11.85	(0.85)%	1.36%	1.36%	(21.71)%	117%	$74,297
0.00	$22.20	(1.14)%	1.35%	1.35%	34.12%	93%	$102,622
0.00	$16.58	(1.09)%	1.32%	1.32%	(4.14)%	71%	$113,323

0.00	$9.41	(1.88)%	2.15%	2.43%	5.38%	47%	$114
0.00	$8.93	(1.06)%	2.15%	2.28%	0.56%	169%	$30

0.00	$9.42	(1.91)%	2.15%	2.47%	5.49%	47%	$82
0.00	$8.93	(1.06)%	2.15%	2.28%	0.56%	169%	$11

0.00	$9.44	(0.99)%	1.20%	1.46%	5.59%	47%	$335
0.00	$8.94	(1.06)%	1.20%	1.28%	0.67%	169%	$14

0.00	$4.26	0.82%	1.35%	1.59%	16.12%	356%	$512,466
0.00	$3.71	0.98%	1.34%	1.46%	(12.95)%	187%	$509,614
0.00	$5.38	1.15%	1.25%	1.25%	(2.90)%	11%	$679,747
0.00	$5.80	1.48%	1.25%	1.25%	21.00%	16%	$780,213
0.00	$5.21	1.07%	1.25%	1.25%	(8.50)%	25%	$862,539
0.00	$6.26	1.04%	1.25%	1.25%	5.10%	31%	$1,132,041

0.00	$4.25	0.07%	2.10%	2.45%	15.21%	356%	$20,465
0.00	$3.71	0.17%	2.13%	2.48%	(13.51)%	187%	$20,986
0.00	$5.38	0.16%	2.25%	2.25%	(3.90)%	11%	$24,732
0.00	$5.80	0.50%	2.25%	2.25%	19.80%	16%	$26,965
0.00	$5.21	0.06%	2.25%	2.25%	(9.40)%	25%	$31,250
0.00	$6.26	0.00%	2.25%	2.25%	4.10%	31%	$39,294

0.00	$4.23	0.07%	2.10%	2.55%	15.30%	356%	$1,937
0.00	$3.69	0.17%	2.13%	2.74%	(13.77)%	187%	$1,793
0.00	$5.37	0.16%	2.25%	2.25%	(3.90)%	11%	$2,071
0.00	$5.79	0.50%	2.25%	2.25%	19.80%	16%	$2,139
0.00	$5.20	0.06%	2.25%	2.25%	(9.30)%	25%	$3,197
0.00	$6.24	0.00%	2.25%	2.25%	3.60%	31%	$3,551

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

SMALL CAP GROWTH

CLASS A
October 1, 2002 to September 30, 2003	$9.72	(0.13)	3.38	0.00	0.00
October 1, 2001 to September 30, 2002	$13.23	(0.15)	(3.36)	0.00	0.00
October 1, 2000 to September 30, 2001	$43.48	(0.17)	(22.23)	0.00	(7.85)
October 1, 1999 to September 30, 2000	$26.23	(0.08)	19.88	0.00	(2.55)
October 1, 1998 to September 30, 1999	$17.86	(0.18)	9.99	0.00	(1.44)

CLASS B
October 1, 2002 to September 30, 2003	$9.33	(0.38)	3.39	0.00	0.00
October 1, 2001 to September 30, 2002	$12.78	(0.23)	(3.22)	0.00	0.00
October 1, 2000 to September 30, 2001	$42.33	(0.26)	(21.66)	0.00	(7.63)
October 1, 1999 to September 30, 2000	$25.72	(0.14)	19.25	0.00	(2.50)
October 1, 1998 to September 30, 1999	$17.64	(0.36)	9.86	0.00	(1.42)

CLASS C
October 1, 2002 to September 30, 2003	$9.32	(0.24)	3.25	0.00	0.00
October 1, 2001 to September 30, 2002	$12.77	(0.25)	(3.20)	0.00	0.00
October 1, 2000 to September 30, 2001	$42.31	(0.27)	(21.64)	0.00	(7.63)
October 1, 1999 to September 30, 2000	$25.71	(0.08)	19.18	0.00	(2.50)
October 1, 1998 to September 30, 1999	$17.63	(0.39)	9.89	0.00	(1.42)

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$9.94	0.00	3.33	0.00	0.00
October 1, 2001 to September 30, 2002	$13.49	(0.14)	(3.41)	0.00	0.00
October 1, 2000 to September 30, 2001	$44.27	(0.19)	(22.60)	0.00	(7.99)
October 1, 1999 to September 30, 2000	$26.66	(0.13)	20.34	0.00	(2.60)
October 1, 1998 to September 30, 1999	$18.02	(0.28)	10.38	0.00	(1.46)

SMALL CAP OPPORTUNITIES

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$22.70	(0.13)	6.32	0.00	(1.32)
October 1, 2001 to September 30, 2002	$26.49	(0.22)	(2.05)	0.00	(1.52)
October 1, 2000 to September 30, 2001	$29.97	(0.10)	(0.91)	0.00	(2.47)
October 1, 1999 to September 30, 2000	$20.50	(0.11)	9.58	0.00	0.00
June 1, 1999 to September 30, 1999	$20.51	(0.03)	0.02	0.00	0.00
June 1, 1998 to May 31, 1999	$23.61	(0.11)	(2.97)	0.00	(0.02)

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$17.35	(0.13)	6.65	0.00	0.00
October 1, 2001 to September 30, 2002	$21.73	(0.16)	(4.22)	0.00	0.00
October 1, 2000 to September 30, 2001	$36.22	(0.10)	(7.26)	0.00	(7.13)
October 1, 1999 to September 30, 2000	$27.03	(0.22)	9.41	0.00	0.00
June 1, 1999 to September 30, 1999	$27.44	(0.05)	(0.36)	0.00	0.00
June 1, 1998 to May 31, 1999	$33.69	(0.15)	(3.67)	0.00	(2.43)

SMALL COMPANY VALUE

CLASS A
October 1, 2002 to September 30, 2003	$8.43	0.00	3.13	0.00	0.00
January 31, 2002(3) to September 30, 2002	$10.00	0.00	(1.57)	0.00	0.00

CLASS B
October 1, 2002 to September 30, 2003	$8.38	(0.06)	3.09	0.00	0.00
January 31, 2002(3) to September 30, 2002	$10.00	(0.03)	(1.59)	0.00	0.00

CLASS C
October 1, 2002 to September 30, 2003	$8.38	(0.04)	3.07	0.00	0.00
August 30, 2002(3) to September 30, 2002	$9.05	0.00	(0.67)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to September 30, 2003	$8.44	0.01	3.15	0.00	0.00
January 31, 2002(3) to September 30, 2002	$10.00	0.01	(1.57)	0.00	0.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses

0.00	$12.97	(1.03)%	1.43%		1.85%		33.44%	201%		$55,862
0.00	$9.72	(1.06)%	1.40%		1.74%		(26.53)%	221%		$74,937
0.00	$13.23	(0.86)%	1.36%		1.61%		(59.99)%	250%		$101,201
0.00	$43.48	(0.78)%	1.29%		1.86%		81.03%	263%		$203,164
0.00	$26.23	(0.92)%	1.35%		1.53%		58.81%	249%		$16,662

0.00	$12.34	(1.78)%	2.18%		3.11%		32.26%	201%		$27,842
0.00	$9.33	(1.81)%	2.15%		3.04%		(27.00)%	221%		$28,360
0.00	$12.78	(1.60)%	2.10%		2.32%		(60.30)%	250%		$44,832
0.00	$42.33	(1.53)%	2.04%		2.72%		79.74%	263%		$116,520
0.00	$25.72	(1.67)%	2.09%		2.29%		57.66%	249%		$18,718

0.00	$12.33	(1.78)%	2.18%		2.74%		32.30%	201%		$9,356
0.00	$9.32	(1.81)%	2.15%		2.66%		(27.02)%	221%		$7,742
0.00	$12.77	(1.60)%	2.10%		2.18%		(60.31)%	250%		$10,856
0.00	$42.31	(1.53)%	2.04%		2.44%		79.72%	263%		$28,018
0.00	$25.71	(1.68)%	2.10%		2.68%		57.69%	249%		$1,711

0.00	$13.27	(0.81)%	1.20%		1.56%		33.50%	201%		$54,431
0.00	$9.94	(0.86)%	1.20%		1.36%		(26.32)%	221%		$67,284
0.00	$13.49	(0.71)%	1.20%		1.27%		(59.93)%	250%		$96,626
0.00	$44.27	(0.68)%	1.20%		1.43%		81.35%	263%		$186,315
0.00	$26.66	(0.38)%	0.76%		1.29%		59.98%	249%		$22,023

0.00	$27.57	(0.57)%	1.20%		1.31%		28.47%	152%		$381,786
0.00	$22.70	(0.81)%	1.25%		1.27%		(9.81)%	97%		$294,880
0.00	$26.49	(0.37)%	1.25%		1.33%		(3.46)%	117%		$283,154
0.00	$29.97	(0.45)%	1.25%		1.28%		46.20%	165%		$271,936
0.00	$20.50	(0.44)%	1.25%		1.29%		(0.05)%	40%		$195,283
0.00	$20.51	(0.47)%	1.25	%(4)	1.35	%(4)	(13.02)%	119	%(5)	$201,816

0.00	$23.87	(0.65)%	1.21	%(4)	1.34	%(4)	37.58%	163	%(5)	$432,328
0.00	$17.35	(0.68)%	1.22	%(4)	1.25	%(4)	(20.16)%	169	%(5)	$329,964
0.00	$21.73	(0.44)%	1.21	%(4)	1.21	%(4)	(23.33)%	206	%(5)	$431,695
0.00	$36.22	(0.59)%	1.25	%(4)	1.27	%(4)	34.00%	203	%(5)	$603,584
0.00	$27.03	(0.52)%	1.25	%(4)	1.30	%(4)	(1.49)%	55	%(5)	$515,292
0.00	$27.44	(0.52)%	1.25	%(4)	1.30	%(4)	(10.72)%	154	%(5)	$557,516

0.00	$11.56	0.06%	1.43	%(4)	1.43	%(4)	37.20%	80	%(5)	$8,783
0.00	$8.43	0.00%	1.38	%(4)	2.32	%(4)	(15.70)%	98	%(5)	$4,276

0.00	$11.41	(0.67)%	2.18	%(4)	2.18	%(4)	36.23%	80	%(5)	$7,520
0.00	$8.38	(0.74)%	2.14	%(4)	3.46	%(4)	(16.20)%	98	%(5)	$4,860

0.00	$11.41	(0.80)%	2.18	%(4)	2.18	%(4)	36.23%	80	%(5)	$1,497
0.00	$8.38	0.68%	2.20	%(4)	7.48	%(4)	(7.40)%	98	%(5)	$59

0.00	$11.60	0.21%	1.21	%(4)	1.21	%(4)	37.51%	80	%(5)	$33,583
0.00	$8.44	0.34%	1.23	%(4)	3.58	%(4)	(15.60)%	98	%(5)	$5,465

WELLS FARGO STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

SPECIALIZED HEALTH SCIENCES

CLASS A
October 1, 2002 to September 30, 2003	$7.81	(0.08)	1.78	0.00	0.00
October 1, 2001 to September 30, 2002	$9.70	(0.10)	(1.79)	0.00	0.00
April 2, 2001(3) to September 30, 2001	$10.00	(0.03)	(0.27)	0.00	0.00

CLASS B
October 1, 2002 to September 30, 2003	$7.72	(0.16)	1.76	0.00	0.00
October 1, 2001 to September 30, 2002	$9.66	(0.17)	(1.77)	0.00	0.00
April 2, 2001(3) to September 30, 2001	$10.00	(0.06)	(0.28)	0.00	0.00

CLASS C
October 1, 2002 to September 30, 2003	$7.73	(0.16)	1.76	0.00	0.00
October 1, 2001 to September 30, 2002	$9.66	(0.18)	(1.75)	0.00	0.00
April 2, 2001(3) to September 30, 2001	$10.00	(0.06)	(0.28)	0.00	0.00

SPECIALIZED TECHNOLOGY

CLASS A
October 1, 2002 to September 30, 2003	$2.23	0.02	1.68	0.00	0.00
October 1, 2001 to September 30, 2002	$3.02	(0.06)	(0.73)	0.00	0.00
October 1, 2000 to September 30, 2001	$10.11	(0.02)	(7.07)	0.00	0.00
September 18, 2000(3) to September 30, 2000	$10.00	0.00	0.11	0.00	0.00

CLASS B
October 1, 2002 to September 30, 2003	$2.19	(0.06)	1.72	0.00	0.00
October 1, 2001 to September 30, 2002	$3.00	(0.08)	(0.73)	0.00	0.00
October 1, 2000 to September 30, 2001	$10.11	(0.06)	(7.05)	0.00	0.00
September 18, 2000(3) to September 30, 2000	$10.00	0.00	0.11	0.00	0.00

CLASS C
October 1, 2002 to September 30, 2003	$2.19	(0.06)	1.71	0.00	0.00
October 1, 2001 to September 30, 2002	$3.00	(0.08)	(0.73)	0.00	0.00
October 1, 2000 to September 30, 2001	$10.11	(0.06)	(7.05)	0.00	0.00
September 18, 2000(3) to September 30, 2000	$10.00	0.00	0.11	0.00	0.00

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO STOCK FUNDS

Distributions In Excess of Realized Gains	` Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Net Expenses	Gross Expenses

0.00	$9.51	(1.02)%	1.65%	2.25%	21.77%	150%	$12,805
0.00	$7.81	(1.07)%	1.65%	1.92%	(19.48)%	138%	$12,217
0.00	$9.70	(0.95)%	1.65%	2.66%	(3.00)%	48%	$12,331

0.00	$9.32	(1.77)%	2.40%	3.06%	20.73%	150%	$17,150
0.00	$7.72	(1.82)%	2.40%	2.87%	(20.08)%	138%	$15,576
0.00	$9.66	(1.67)%	2.40%	3.46%	(3.40)%	48%	$16,320

0.00	$9.33	(1.77)%	2.40%	3.18%	20.70%	150%	$2,323
0.00	$7.73	(1.82)%	2.40%	3.03%	(19.98)%	138%	$2,051
0.00	$9.66	(1.71)%	2.40%	3.99%	(3.40)%	48%	$2,277

0.00	$3.93	(1.45)%	1.75%	1.98%	76.23%	276%	$110,730
0.00	$2.23	(1.37)%	1.75%	2.47%	(26.16)%	388%	$13,559
0.00	$3.02	(0.47)%	1.75%	2.00%	(70.13)%	773%	$22,946
0.00	$10.11	(0.13)%	1.75%	2.02%	1.10%	7%	$42,626

0.00	$3.85	(2.10)%	2.50%	3.08%	75.80%	276%	$31,758
0.00	$2.19	(2.12)%	2.50%	3.46%	(27.00)%	388%	$20,949
0.00	$3.00	(1.24)%	2.50%	2.72%	(70.33)%	773%	$34,218
0.00	$10.11	(0.88)%	2.50%	2.77%	1.10%	7%	$52,958

0.00	$3.84	(2.10)%	2.50%	2.91%	75.34%	276%	$7,076
0.00	$2.19	(2.12)%	2.50%	3.16%	(27.00)%	388%	$4,295
0.00	$3.00	(1.22)%	2.50%	2.66%	(70.33)%	773%	$7,320
0.00	$10.11	(0.90)%	2.50%	2.77%	1.10%	7%	$14,176

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than one year are not annualized.

(3)	Commencement of operations.

(4)	Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5)	Portfolio turnover rate represents the activity from the Fund’s investment in a single Portfolio.

(6)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolio by the corresponding Portfolio’s portfolio turnover rate.

(7)	Calculated based upon average shares outstanding.

(8)	The Fund changed its year end from June 30 to September 30.

(9)	The Fund changed its year end from March 31 to June 30.

(10)	Per share numbers have been adjusted to reflect a 2.0103 to 1 stock split.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth, Montgomery Small Cap, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds (each, a “Fund”, collectively, the “Funds”), each a series of the Trust. Each Fund, except for the Specialized Technology Fund and the Specialized Health Sciences Fund, is considered diversified under the 1940 Act.

Effective November 16, 2001, shareholders of the Wells Fargo Diversified Small Cap Fund Class A and Class B shares were reorganized into the Fund’s Institutional Class shares. The Fund’s Class A and Class B exchanged 102,295 shares (valued at $1,082,212) and 90,071 shares (valued at $876,266), respectively, for 195,723 shares of the Institutional Class.

Effective November 16, 2001, the Wells Fargo Equity Income Fund acquired all the assets of the Wells Fargo Disciplined Growth Fund. The Wells Fargo Disciplined Growth Fund exchanged its 2,075,892 shares (valued at $15,653,674) for 404,711 shares of the Wells Fargo Equity Income Fund. The net assets of the Wells Fargo Equity Income Fund included unrealized depreciation of $(1,042,142).

On February 22, 2002, the Wells Fargo SIFE Specialized Financial Services Fund acquired all of the net assets of the SIFE Trust Fund. The SIFE Trust Fund exchanged 102,374,156 Class A-I and 21,875,513 Class A-II shares (valued at $534,544,388 and $114,421,606 for Class A-I and A-II, respectively) for 124,287,800 Class A shares of the Wells Fargo SIFE Specialized Financial Services Fund. The SIFE Trust Fund exchanged 4,528,850 Class B shares (valued at $23,620,492) and 380,634 Class C shares (valued at $1,981,000) for identical amounts of the Wells Fargo SIFE Specialized Financial Services Fund Class B and C shares, respectively.

Effective May 17, 2002, the International Equity Fund acquired all the net assets of the International Fund. The International Fund Class A exchanged 141,226 shares (valued at $2,142,547) for 184,187 Class A shares of the International Equity Fund. The International Fund Class B exchanged 151,290 shares (valued at $2,237,719) for 197,888 Class B shares of the International Equity Fund. The International Fund Institutional Class exchanged 12,237,853 shares (valued at $185,358,163) for 15,939,883 Institutional Class shares of the International Equity Fund. The net assets of the International Fund included unrealized appreciation of $1,417,469.

Effective May 17, 2002, the Small Cap Opportunities Fund acquired all the net assets of the Small Cap Value Fund. The Small Cap Value Fund exchanged its 1,638,920 Institutional Class shares (valued at $18,108,210) for 594,818 Institutional Class shares of the Small Cap Opportunities Fund. The net assets of the Small Cap Value Fund included unrealized appreciation of $4,682,326. Also on May 17, 2002, shareholders of the Wells Fargo Small Cap Opportunities Fund Class A and B shares were reorganized into the Fund’s Institutional Class shares. The Fund’s Class A and Class B exchanged 194,998 shares (valued at $5,911,776) and 216,383 shares (valued at $6,254,094), respectively, for 399,624 shares of the Institutional Class.

On December 18, 2002, the Board of Trustees of the Trust and on December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (the “Montgomery Funds”), approved an Agreement and Plan of Reorganization providing for the reorganization of certain of the Montgomery Funds into the Funds.

Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Emerging Markets Focus Fund acquired all of the net assets of the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund. The Montgomery Emerging Markets Fund exchanged its 12,318,224 shares (valued at $108,543,966) for 7,292,595 shares of the Wells Fargo Montgomery Emerging Markets Focus Fund. The Montgomery Emerging Markets Focus Fund exchanged its 1,711,778 shares (valued at $25,284,108) for 1,710,914 shares of the Wells Fargo Montgomery Emerging Markets Focus Fund. The net assets of the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund included unrealized appreciation of $9,505,328 and $2,838,430, respectively.

Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Mid Cap Growth Fund acquired all of the net assets of the Wells Fargo Mid Cap Growth Fund. The Wells Fargo Mid Cap Growth Fund exchanged its 2,054,687 shares (valued at $9,692,238) for 18,956,825 shares of the Wells Fargo

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

Montgomery Mid Cap Growth Fund. The net assets of the Wells Fargo Mid Cap Growth Fund included unrealized appreciation of $1,179,303.

Effective at the close of business on June 6, 2003, the Wells Fargo International Equity Fund acquired all of the net assets of the Montgomery International Growth Fund. The Montgomery International Growth Fund exchanged its 2,582,160 shares (valued at $24,589,432) for 2,587,232 Class A shares of the Wells Fargo International Equity Fund. The net assets of the Montgomery International Growth Fund included unrealized appreciation of $1,141,158.

Effective at the close of business on June 6, 2003, the Wells Fargo Large Company Growth Fund acquired all of the net assets of the Montgomery Growth Fund. The Montgomery Growth Fund exchanged its 13,690,585 shares (valued at $137,747,283) for 3,227,013 Class A shares of the Wells Fargo Large Company Growth Fund. The net assets of the Montgomery Growth Fund included unrealized appreciation of $2,612,042.

Effective at the close of business on June 6, 2003, the Wells Fargo Specialized Technology Fund acquired all of the net assets of the Montgomery Global Tech, Telecom and Media Fund. The Montgomery Global Tech, Telecom and Media Fund exchanged its 9,437,260 shares (valued at $77,163,322) for 23,350,424 Class A shares of the Wells Fargo Specialized Technology Fund. The net assets of the Montgomery Global Tech, Telecom and Media Fund included unrealized appreciation of $7,481,476.

Effective at the close of business on June 6, 2003, the Equity Income Fund acquired all of the net assets of the Equity Value Fund. The Equity Value Fund Class A exchanged 1,869,407 shares (valued at $15,101,853) for 482,018 Class A shares of the Equity Income Fund. The Equity Value Fund Class B exchanged 3,219,004 shares (valued at $21,054,936) for 672,254 Class B shares of the Equity Income Fund. The Equity Value Fund Class C exchanged 103,826 shares (valued at $678,264) for 21,019 Class C shares of the Equity Income Fund. The Equity Value Fund Institutional Class exchanged 3,540,583 shares (valued at $28,549,983) for 912,354 Institutional Class shares of the Equity Income Fund. The net assets of the Equity Value Fund included unrealized depreciation of $3,243,478.

The separate classes of shares offered by each Fund differ principally in their respective distribution, shareholder servicing and administration fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

The Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, Large Cap Appreciation, Large Cap Value, Large Company Growth, Small Company Growth, and Small Company Value Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Master Portfolios as partnership investments and record daily their share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with the Funds’ financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. In the absence of any sale or bid price of such securities, the securities are fair valued in accordance with procedures approved by the Trust’s Board of Trustees.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust’s Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments in the Master Portfolios are valued at their net asset value at the close of business each day. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY FORWARD CONTRACTS

Certain Funds may enter into foreign currency forward contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

INVESTMENTS SOLD SHORT

The Specialized Health Sciences and Specialized Technology Funds may engage in short-selling to the extent permitted by the Funds’ investment policies in attempting to increase investment return which obligates the Funds to replace the security borrowed by purchasing the security at current market value. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds realize a gain if the price of the security declines between those dates. Until the Funds replace the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at September 30, 2003, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2003, the Equity Index Fund held the following long futures contracts:

Fund	Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
Equity Index Fund	37 Long	S&P 500 Index	December 2003	9,195,425	(305,013)

The Equity Index Fund has pledged as collateral U.S. Treasury Bills with a total par value of $600,000.

SECURITY LOANS

The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank Minnesota, N.A., the Funds’ custodian, acts as the securities lending agent for the Funds and receives for its services as the lending agent 40% of the revenues earned on the securities lending activities. The value of the securities on loan and the value of the related collateral at September 30, 2003 are shown in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

As of September 30, 2003, the cash collateral of each Fund was invested as follows:

Fund	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Equity Index Fund	23%	44%	31%	2%	100%
Growth Fund	35%	44%	20%	1%	100%
International Equity Fund	19%	76%	5%	0%	100%
Montgomery Emerging Markets Focus Fund	29%	61%	6%	4%	100%
Montgomery Institutional Emerging Markets Fund	29%	61%	6%	4%	100%
Montgomery Mid Cap Growth Fund	28%	54%	15%	3%	100%
Montgomery Small Cap Fund	33%	58%	6%	3%	100%
SIFE Specialized Financial Services Fund	20%	42%	36%	2%	100%
Small Cap Growth Fund	34%	58%	5%	3%	100%
Small Cap Opportunities Fund	26%	55%	16%	3%	100%
Specialized Technology Fund	28%	53%	16%	3%	100%

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared and distributed to shareholders annually, with the exception of the Equity Income Fund and the SIFE Specialized Financial Services Fund, for which net investment income is declared and distributed quarterly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS

As of September 30, 2003, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Paid-in Capital
Diversified Equity Fund	(46,605)	(1,289,210)	1,335,815
Diversified Small Cap Fund	341,363	922,162	(1,263,525)
Equity Income Fund	4,317	(239,634)	235,317
Equity Index Fund	(8,172)	8,546	(374)
Growth Fund	943,534	247,250	(1,190,784)
Growth Equity Fund	783,614	(569,872)	(213,742)
Index Fund	(554,924)	292,624	262,300
International Equity Fund	(927,840)	(21,017,069)	21,944,909
Large Cap Appreciation Fund	6,790	(46)	(6,744)
Large Company Growth Fund	10,102,815	0	(10,102,815)
Montgomery Emerging Markets Focus Fund	(98,675)	(345,668,625)	345,767,300
Montgomery Institutional Emerging Markets Fund	(91,290)	91,290	0
Montgomery Mid Cap Growth Fund	3,914	(7,691,940)	7,688,026
Montgomery Small Cap Fund	162,196	0	(162,196)
SIFE Specialized Financial Services Fund	35,181	(170,689)	135,508
Small Cap Growth Fund	1,898,756	160,718	(2,059,474)

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Paid-in Capital
Small Cap Opportunities Fund	1,803,596	(666,004)	(1,137,592)
Small Company Growth Fund	2,324,748	15,364	(2,340,112)
Small Company Value Fund	(6,121)	9,409	(3,288)
Specialized Health Sciences Fund	443,021	(2,394)	(440,627)
Specialized Technology Fund	1,271,691	(130,565,262)	129,293,571

OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option’s value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the year ended September 30, 2003, were as follows:

	SIFE Specialized Financial Services Fund		Specialized Technology Fund
Call Options Written	Principal Amount Of Contracts	Premiums Received	Principal Amount Of Contracts	Premiums Received
Options at beginning of period	0	0	2,320	422,216
Options written	40,900	4,501,607	4,665	1,231,243
Options terminated in closing transactions	(37,900)	(4,100,626)	(4,863)	(1,284,269)
Options expired	0	0	(1,878)	(316,244)
Options exercised	0	0	(244)	(52,946)
Options at end of period	3,000	400,981	0	0

	SIFE Specialized Financial Services Fund		Specialized Technology Fund
Put Options Written	Principal Amount Of Contracts	Premiums Received	Principal Amount Of Contracts	Premiums Received
Options at beginning of period	0	0	847	408,191
Options written	30,750	3,612,306	921	494,388
Options terminated in closing transactions	(30,750)	(3,612,306)	(216)	(526,977)
Options expired	0	0	(1,552)	(375,602)
Options exercised	0	0	0	0
Options at end of period	0	0	0	0

As of the year ended September 30, 2003, open written calls were as follows:

SIFE Specialized Financial Services Fund – Calls
Issuer	Expiration Date	Strike Price	Contracts Written	Premiums Received	Market Value
Capital One	November 2003	$65	2,000	$322,485	$140,000
Southtrust	November 2003	30	1,000	78,496	40,000
Total			3,000	400,981	180,000

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the Code), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

The following Funds had estimated net capital loss carryforwards at September 30, 2003, which are available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Diversified Equity Fund	2010	$13,278,866
	2011	25,153,647
Diversified Small Cap Fund	2011	20,369,860
Growth Fund	2008	4,522,230
	2008	14,554
	2009	3,235,802
	2010	34,534,875
	2011	35,299,099
Growth Equity Fund	2010	16,713,996
	2011	13,212,492
Index Fund	2010	12,406,176
	2011	32,325,753
International Equity Fund	2008	3,627,461
	2008	1,293,393
	2009	43,560,810
	2009	746,353
	2009	5,464,387
	2010	22,991,800
	2010	1,069,640
	2011	44,467,380
Large Cap Appreciation Fund	2011	1,301,472
Large Company Growth Fund	2010	91,866,464
	2011	244,482,638
Montgomery Emerging Markets Focus Fund	2005	58,594,720
	2006	381,957
	2006	199,540,290
	2007	564,613
	2007	22,330,736
	2008	12,099
	2008	2,626,152
	2009	1,755,484
	2009	39,666,741
	2010	665,441
	2010	14,306,463

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

Fund	Year Expires	Capital Loss Carryforwards
Montgomery Institutional Emerging Markets Fund	2006	$41,400,275
	2009	13,476,505
	2010	6,538,143
Montgomery Mid Cap Growth Fund	2010	1,860,603
	2010	14,752,101
Montgomery Small Cap Fund	2009	6,887,908
	2010	8,702,694
Small Cap Growth Fund	2006	9,080,292
	2007	1,513,382
	2009	8,121,572
	2010	202,147,448
	2011	94,117,124
Small Company Growth Fund	2010	57,281,273
	2011	79,612,920
Small Company Value Fund	2011	1,094,871
Specialized Health Sciences Fund	2010	317,612
	2011	6,485,858
Specialized Technology Fund	2008	32,548,533
	2009	145,715,707
	2009	6,537,652
	2010	45,977,903
	2010	9,481,638

The capital loss carryforwards of the Funds may include capital losses acquired from a merger as discussed in note 1. The yearly utilization of any acquired capital loss is limited by the Code. At September 30, 2003, the following Funds have a current year deferred post-October capital loss, which is treated as realized for tax purposes on the first day of the succeeding year.

Fund	Deferred Post-October Capital Loss
Diversified Equity Fund	$4,695,108
Growth Equity Fund	28,216,341
Index Fund	7,734,171
International Equity Fund	67,553,115
Large Cap Appreciation Fund	425,311
Large Company Growth Fund	29,372,243
Small Cap Growth Fund	10,773,175
Specialized Health Sciences Fund	229,405

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Pursuant to the contract on behalf of the Funds, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
Equity Index Fund	0.25
Growth Fund	0.75
International Equity Fund	1.00
Montgomery Emerging Markets Focus Fund	1.10
Montgomery Institutional Emerging Markets Fund	1.10
Montgomery Mid Cap Growth Fund	0.75
Montgomery Small Cap Fund	0.90
SIFE Specialized Financial Services Fund	0.95
Small Cap Growth Fund	0.90
Small Cap Opportunities Fund	0.90
Specialized Health Sciences Fund	0.95
Specialized Technology Fund	1.05

The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Master Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund’s average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. The Equity Income, Index, Large Cap Appreciation, Large Cap Value, Large Company Growth, Small Company Growth, and Small Company Value Funds invest all of their assets in single Master Portfolios and do not currently pay investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

For the period from January 17, 2003 through June 8, 2003, Wells Capital Management served as the investment adviser to each predecessor portfolio of the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds (the “Wells Fargo Montgomery Funds”) pursuant to an interim investment management agreement. Prior to January 17, 2003, Montgomery Asset Management, LLC (“MAM”) served as the investment adviser for each of the predecessor portfolios of the Wells Fargo Montgomery Funds. Under the interim agreement with Wells Capital Management, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

Fund	Average Daily Net Assets	Annual Rate
Montgomery Emerging Markets Focus Fund	$0 – 250 million	1.10%
	$250 – 500 million	1.00%
	>$500 million	0.90%
Montgomery Institutional Emerging Markets Fund	$0 – 50 million	1.25%
	$50 – 100 million	1.00%
	>$100 million	0.90%
Montgomery Mid Cap Growth Fund	$0 – 200 million	1.40%
	>$200 million	1.25%
Montgomery Small Cap Fund	$0 – 250 million	1.00%
	>$250 million	0.80%

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Equity Index, Growth, International Equity, Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth, Montgomery Small Cap, SIFE Specialized Financial Services and Small Cap Growth Funds. For the Equity Index Fund, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.02% of the Fund’s average daily net assets up to $200 million and 0.01% of the Fund’s average daily net assets in excess of $200 million. For the Growth Fund, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of the Fund’s average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of the Fund’s average daily net assets in excess of $400 million. For the International Equity, Montgomery Emerging Markets Focus and Montgomery Institutional Emerging Markets Funds, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of each Fund’s average daily net assets up to $200 million, and 0.25% of each Fund’s average daily net assets in excess of $200 million. For the Montgomery Mid Cap Growth, Montgomery Small Cap and Small Cap Growth Funds, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund’s average daily net assets up to $200 million and 0.20% of each Fund’s average daily net assets in excess of $200 million.

Schroder Investment Management North America Inc. (“Schroder”), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-adviser to the Small Cap Opportunities Fund. Schroder is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets up to $275 million and 0.45% of the Fund’s average daily net assets in excess of $275 million.

Dresdner RCM Global Investors LLC (“Dresdner”), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-adviser to the Specialized Health Sciences Fund and Specialized Technology Fund. For the Specialized Health Sciences Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.95% of the Fund’s average daily net assets up to $100 million, 0.65% for the next $400 million, and 0.60% of the Fund’s average daily net assets in excess of $500 million. For the Specialized Technology Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets up to $50 million, 0.70% for the next $50 million, and 0.55% of the Fund’s average daily net assets in excess of $100 million.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent direct investment in securities, Funds Management (and the corresponding sub-adviser) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Master Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. (“Stephens”) at an annual rate of 0.75% of average daily net assets. There are no distribution fees for the Funds’ Class A, Institutional Class or Select Class shares. Prior to June 9, 2003, Funds Distributor, Inc. served as the distributor to the predecessor portfolios of the Wells Fargo Montgomery Funds, and received distribution fees at an annual rate of 0.25% of average daily net assets of the funds’ Class A shares and 0.75% of average daily net assets of the funds’ Class B and Class C shares. The distribution fees paid on behalf of the Funds for the year or period ended September 30, 2003 are disclosed in the Statement of Operations.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Effective March 1, 2003, the Trust has entered into an Administration Agreement with Funds Management on behalf of the Funds. Under this Agreement, for providing administrative services, which include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

assets of a Fund’s Class A, Class B and Class C shares, 0.25% of the average daily net assets of a Fund’s Institutional Class shares and 0.15% of the average daily net assets of a Fund’s Select Class shares.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds, except the Large Cap Value Fund, which had not yet commenced operations, and the Wells Fargo Montgomery Funds. Under the Administration Agreement, Funds Management acted as administrator to the Funds and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of each Fund’s average daily net assets.

Prior to June 9, 2003, MAM served as administrator for each predecessor portfolio of the Wells Fargo Montgomery Funds, and was entitled to receive a fee per fund ranging from 0.04% to 0.07%, depending on the fund and the level of assets.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee. Prior to June 9, 2003, DST Systems, Inc. served as the transfer agent for each predecessor portfolio of the Wells Fargo Montgomery Funds.

For financial statement presentation, transfer agent fees for the period prior to March 1, 2003 have been combined with administration fees.

Fund Name	Previous Administration Contract	Previous Transfer Agency Contract	Current Combined Administration Contract	Total
Diversified Equity Fund	762,869	190,224	2,277,206	3,230,299
Diversified Small Cap Fund	126,486	30,585	355,699	512,770
Equity Income Fund	720,463	405,473	2,013,712	3,139,648
Equity Index Fund	212,687	492,169	768,382	1,473,238
Growth Fund	125,673	368,183	237,858	731,714
Growth Equity Fund	257,178	45,061	895,372	1,197,611
Index Fund	7,180	10,479	1,371,492	1,389,151
International Equity Fund	286,075	148,417	580,587	1,015,079
Large Cap Appreciation Fund	6,605	25,178	17,583	49,366
Large Cap Value Fund	0	0	20	20
Large Company Growth Fund	1,039,251	2,081,228	2,339,882	5,460,361
Montgomery Emerging Markets Focus Fund	0	61,115	51,767	112,882
Montgomery Institutional Emerging Markets Fund	0	6,020	24,079	30,099
Montgomery Mid Cap Growth Fund	0	42,374	35,311	77,685
Montgomery Small Cap Fund	0	25,841	21,540	47,381
SIFE Specialized Financial Services Fund	325,966	615,255	699,767	1,640,988
Small Cap Growth Fund	111,928	305,640	469,486	887,054
Small Cap Opportunities Fund	192,840	188,977	334,115	715,932
Small Company Growth Fund	204,541	131,214	540,452	876,207
Small Company Value Fund	14,714	15,600	63,880	94,194
Specialized Health Sciences Fund	18,491	83,386	40,899	142,776
Specialized Technology Fund	27,662	84,666	284,462	396,790

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

6. SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Montgomery Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth, and Small Company Value Funds for these services. No fee is charged for the other Funds’ Institutional Class shares or Select Class shares.

The shareholder servicing fees paid on behalf of the Funds for the year or period ended September 30, 2003 were as follows:

Fund	Class A	Class B	Class C	Institutional Class
Diversified Equity Fund	$162,089	$223,873	$19,893	0
Diversified Small Cap Fund	N/A	N/A	N/A	224,638
Equity Income Fund	348,446	230,346	22,256	0
Equity Index Fund*	738,932	135,906	N/A	N/A
Growth Fund	306,900	38,959	N/A	0
Growth Equity Fund	31,328	34,906	5,924	0
Index Fund	N/A	N/A	N/A	0
International Equity Fund	85,977	68,218	5,800	0
Large Cap Appreciation Fund	2,489	3,104	799	0
Large Cap Value Fund	5	5	3	0
Large Company Growth Fund	585,001	590,777	84,048	0
Montgomery Emerging Markets Focus Fund	71,679	86	136	0
Montgomery Mid Cap Growth Fund	55,385	3,131	338	N/A
Montgomery Small Cap Fund	35,725	58	24	46
SIFE Specialized Financial Services Fund	1,240,026	51,831	4,499	N/A
Small Cap Growth Fund	192,991	69,269	21,525	56,410
Small Cap Opportunities Fund	N/A	N/A	N/A	317,788
Small Company Growth Fund	N/A	N/A	N/A	350,757
Small Company Value Fund	14,922	14,263	1,582	20,462
Specialized Health Sciences Fund	29,789	40,118	5,361	N/A
Specialized Technology Fund	107,381	63,249	13,708	N/A

* Class O for this Fund was liquidated on January 20, 2003. Shareholder servicing fees for the period were $141.00.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for all of the Funds. PFPC is entitled to receive an annual asset based fund fee, an annual fixed fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, for each Fund, except the Large Cap Value Fund, which had not yet commenced operations, and the Wells Fargo Montgomery Funds, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and was reimbursed for all out of pocket expenses reasonably incurred in providing these services. Prior to PFPC serving as fund accountant for the SIFE Specialized Financial Services Fund beginning October 1, 2002, State Street Bank and Trust Co. (“State Street”) served as fund accountant and was entitled to receive an annual base fee of $40,000 from the Fund. Prior to June 9, 2003, J.P. Morgan Investor Services Co. (“JPMIS”) served as fund accountant for each predecessor portfolio of the Wells Fargo Montgomery Funds. For these services, JPMIS was entitled to receive a fee based on all assets of the Montgomery Funds and related trusts or funds equal to an annual rate of 0.04875% of the first $3 billion, plus 0.0375% of the next $2 billion and 0.0225% of amounts over $5 billion.

The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“WFB MN”), whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund, except for the International Equity Fund, Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Specialized Health Sciences Fund and Specialized Technology Fund, for which WFB MN is entitled to receive 0.10%, 0.25%, 0.25%, 0.07%, and 0.07% respectively, of the average daily net assets of the Funds. In addition, WFB MN does not receive a custodial fee for any Fund that invests its assets in one or more Master Portfolios. Prior to September 1, 2002, WFB MN received a fee from the International Equity Fund at an annual rate of 0.25% of the average daily net assets of the Fund for providing those services. Prior to October 1, 2002, State Street provided custody services for the SIFE Specialized Financial Services Fund and was entitled to receive an annual fee of 0.01% of the Fund’s average daily net assets, with a minimum monthly charge of $2,000. Prior to June 9, 2003, J.P. Morgan Chase Bank served as custodian for the predecessor portfolios of the Wells Fargo Montgomery Funds.

8. FOREIGN TAXES PAYABLE

Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since their inception dates, each of the Wells Fargo Montgomery Emerging Markets Focus Fund (the “Focus Fund”), as successor to the Montgomery Emerging Markets Fund, and the Wells Fargo Montgomery Institutional Emerging Markets Fund (the “Emerging Markets Fund”), as successor to the Montgomery Institutional Series: Emerging Markets Portfolio, has been assessed approximately $590,000 and $52,000, respectively. Each Fund filed administrative appeals to these assessments in April 2003.

On August 1, 2003, the Focus Fund received a demand for one-half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and an agreement was reached on August 8, 2003 for the Focus Fund to make such payment. The Emerging Markets Fund has not received a similar demand for payment to date. On August 20, 2003, Funds Management was advised that the Indian tax authorities had rescinded the earlier agreement for one-half payment and demanded payment of the entire assessment of $590,000.

On August 20, 2003, the Funds made the determination to accrue the entire amount at issue for each Fund as a tax expense. The Funds continue to pursue the administrative appeals process and will reverse such accruals in the event of a favorable disposition.

9. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year or period ended September 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

10. CAPITAL SHARE TRANSACTIONS

As of September 30, 2003, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed below:

	For the Year Ended September 30, 2003

Fund Name	Shares Sold	Shares Issued on Reinvestment of Dividends	Shares Redeemed	Net Increase (Decrease)

DIVERSIFIED EQUITY FUND

Class A	547,553	6,542	(407,745)	146,350
Class B	297,242	0	(637,290)	(340,048)
Class C	105,646	0	(70,205)	35,441
Institutional Class	3,842,213	206,423	(6,652,921)	(2,604,285)

DIVERSIFIED SMALL CAP FUND(1)

Institutional Class	7,897,937	177,424	(5,024,607)	3,050,754

EQUITY INCOME FUND(1)

Class A	1,528,661	407,540	(1,080,084)	856,117
Class B	938,286	266,025	(1,251,780)	(47,469)
Class C	134,133	22,093	(76,007)	80,219
Institutional Class	5,555,543	1,751,330	(9,712,640)	(2,405,767)

EQUITY INDEX FUND

Class A	337,356	391,452	(835,142)	(106,334)
Class B	194,910	57,525	(294,519)	(42,084)
Class O*	3	213	(6,336)	(6,120)

GROWTH FUND

Class A	1,599,751	0	(2,684,899)	(1,085,148)
Class B	120,162	0	(1,589,895)	(1,469,733)
Institutional Class	770,907	0	(3,318,787)	(2,547,880)

GROWTH EQUITY FUND

Class A	231,162	0	(173,773)	57,389
Class B	76,178	0	(195,660)	(119,482)
Class C	55,140	0	(20,644)	34,496
Institutional Class	1,724,858	7,318	(2,141,744)	(409,568)

INDEX FUND

Institutional Class	6,745,859	238,577	(4,243,595)	2,740,841

INTERNATIONAL EQUITY FUND(1)

Class A	47,797,060	0	(45,152,591)	2,644,469
Class B	147,145	0	(1,573,580)	(1,426,435)
Class C	371,728	0	(369,363)	2,365
Institutional Class	24,200,043	45,702	(41,309,604)	(17,063,859)

LARGE CAP APPRECIATION FUND

Class A	50,716	0	(54,161)	(3,445)
Class B	46,887	0	(21,298)	25,589
Class C	40,217	0	(10,108)	30,109
Institutional Class	1,603,296	0	(268,194)	1,335,102

LARGE CAP VALUE FUND

Class A	7,770	0	0	7,770
Class B	3,816	0	0	3,816
Class C	1,210	0	0	1,210
Institutional Class	1,000	0	0	1,000

LARGE COMPANY GROWTH FUND(1)

Class A	5,814,453	0	(1,631,159)	4,183,294
Class B	487,617	0	(1,223,923)	(736,306)
Class C	374,960	0	(221,606)	153,354
Institutional Class	17,628,578	0	(7,158,365)	10,470,213
(1)	“Shares sold” include amounts related to Fund mergers and share class conversions. (See Note 1).
*	This share Class liquidated on January 20, 2003.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

For the Year Ended September 30, 2002

Shares Sold	Shares Issued on Reinvestment of Dividends	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding

394,968	28,625	(465,868)	(42,275)
391,078	33,264	(565,411)	(141,069)
101,025	2,359	(81,950)	21,434
4,067,240	603,627	(8,179,275)	(3,508,408)

10,773,997	151,574	(4,137,803)	6,787,768

962,755	156,113	(1,243,932)	(125,064)
416,963	102,054	(934,298)	(415,281)
129,212	5,808	(80,492)	54,528
5,608,814	656,497	(6,105,551)	159,760

378,079	853,345	(1,156,299)	75,125
220,005	146,819	(356,026)	10,798
1,715	684	(1,720)	679

869,678	0	(2,999,366)	(2,129,688)
99,694	0	(1,523,611)	(1,423,917)
311,086	0	(5,590,402)	(5,279,316)

211,621	18,668	(178,004)	52,285
95,289	27,066	(141,507)	(19,152)
50,046	3,124	(39,391)	13,779
1,891,197	725,929	(3,895,101)	(1,277,975)

5,147,686	163,765	(4,697,053)	614,398

19,641,624	0	(19,871,821)	(230,197)
395,110	0	(855,058)	(459,948)
463,492	0	(462,810)	682
50,359,359	0	(16,713,796)	33,645,563

129,822	0	(14,918)	114,904
154,466	0	(24,670)	129,796
25,332	0	(1,295)	24,037
562,749	0	(13,166)	549,583

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

1,456,934	0	(1,894,507)	(437,573)
921,505	0	(1,502,426)	(580,921)
431,104	0	(237,809)	193,295
12,758,069	0	(6,310,279)	6,447,790

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

	For the Year Ended September 30, 2003

Fund Name	Shares Sold	Shares Issued on Reinvestment of Dividends	Shares Redeemed	Net Increase (Decrease)

SIFE SPECIALIZED FINANCIAL SERVICES FUND(1)

Class A	4,049,176	1,298,136	(22,363,995)	(17,016,683)
Class B	396,511	29,535	(1,269,282)	(843,236)
Class C	85,925	2,341	(115,683)	(27,417)

SMALL CAP GROWTH FUND

Class A	2,077,838	0	(5,476,714)	(3,398,876)
Class B	178,010	0	(962,856)	(784,846)
Class C	184,200	0	(256,048)	(71,848)
Institutional Class	1,371,646	0	(4,042,505)	(2,670,859)

SMALL CAP OPPORTUNITIES FUND(1)

Institutional Class	2,713,079	677,573	(2,534,196)	856,456

SMALL COMPANY GROWTH FUND

Institutional Class	2,453,057	0	(3,360,905)	(907,848)

SMALL COMPANY VALUE FUND

Class A	616,218	283	(363,859)	252,642
Class B	232,474	301	(153,665)	79,110
Class C	130,112	10	(6,011)	124,111
Institutional Class	3,042,406	623	(794,761)	2,248,268

SPECIALIZED HEALTH SCIENCES FUND

Class A	217,904	0	(434,983)	(217,079)
Class B	174,086	0	(351,893)	(177,807)
Class C	47,593	0	(64,129)	(16,536)

SPECIALIZED TECHNOLOGY FUND(1)

Class A	27,236,070	0	(5,183,901)	22,052,169
Class B	540,220	0	(1,840,805)	(1,300,585)
Class C	320,412	0	(438,167)	(117,755)

	For the Period Ended September 30, 2003

Fund Name	Shares Sold	Shares Issued on Reinvestment of Dividends	Shares Redeemed	Net Increase (Decrease)

MONTGOMERY EMERGING MARKETS FOCUS FUND(1)

Class A	130,517	0	(403,847)	(273,330)
Class B	14,606	0	0	14,606
Class C	25,732	0	(42)	25,690
Institutional Class	158,065	0	(199,396)	(41,331)

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

Select Class	22,133	0	(53,898)	(31,765)

MONTGOMERY MID CAP GROWTH FUND(1)

Class A	162,688	0	(757,594)	(594,906)
Class B	120,433	0	(56,322)	64,111
Class C	26,087	0	(9,615)	16,472

MONTGOMERY SMALL CAP FUND

Class A	3,028,972	0	(137,506)	2,891,466
Class B	9,549	0	(814)	8,735
Class C	7,464	0	0	7,464
Institutional Class	33,955	0	0	33,955
(1)	“Shares sold” include amounts related to Fund mergers and share class conversions. (See Note 1).

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

For the Year Ended September 30, 2002

Shares Sold	Shares Issued on Reinvestment of Dividends	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding

2,398,313	25,910,479	(17,201,238)	11,107,554
582,167	1,067,597	(582,699)	1,067,065
89,291	89,556	(79,406)	99,441

5,538,112	0	(5,483,870)	54,242
426,934	0	(894,196)	(467,262)
259,648	0	(278,960)	(19,312)
5,711,892	0	(6,104,723)	(392,831)

4,064,406	521,097	(3,056,437)	1,529,066

3,963,144	0	(4,811,198)	(848,054)

653,444	0	(146,216)	507,228
676,545	0	(96,823)	579,722
7,084	0	0	7,084
682,095	0	(34,317)	647,778

686,830	0	(394,287)	292,543
727,189	0	(400,075)	327,114
116,862	0	(87,122)	29,740

1,199,132	0	(2,696,136)	(1,497,004)
895,285	0	(2,756,594)	(1,861,309)
272,619	0	(754,669)	(482,050)

For the Year Ended June 30, 2003

Shares Sold	Shares Issued on Reinvestment of Dividends	Shares Redeemed	Net Increase (Decrease) in Shares Outstanding

7,507,363	0	(599,741)	6,907,622
1,070	0	(1)	1,069
3,875	0	(867)	3,008
591,656	0	(485,347)	106,309

113,682	0	(65,598)	48,084

9,880,914	0	(2,181,831)	7,699,083
995,014	0	(12,903)	982,111
105,233	0	(18)	105,215

1,350,908	0	(966,856)	384,052
3,380	0	0	3,380
1,273	0	0	1,273
1,564	0	0	1,564

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

11. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year or period ended September 30, 2003, were as follows:

Fund	Purchases at Cost	Sales Proceeds
Diversified Equity Fund*	$519,263,435	$413,783,221
Diversified Small Cap Fund*	226,439,183	187,580,927
Equity Income Fund*	111,845,003	325,273,603
Equity Index Fund	6,172,308	21,134,601
Growth Fund	104,818,316	160,644,580
Growth Equity Fund*	282,598,279	233,487,854
Index Fund*	83,611,013	20,419,445
International Equity Fund	285,637,632	441,901,183
Large Cap Appreciation Fund*	28,136,648	25,544,372
Large Cap Value Fund*	73,634	2,224
Large Company Growth Fund*	626,762,091	245,344,358
Montgomery Emerging Markets Focus Fund	68,808,117	68,103,940
Montgomery Institutional Emerging Markets Fund	18,690,935	14,818,506
Montgomery Mid Cap Growth Fund	49,067,347	53,368,687
Montgomery Small Cap Fund	56,370,238	28,795,204
SIFE Specialized Financial Services Fund	1,747,266,986	1,831,675,938
Small Cap Growth Fund	352,354,461	424,232,841
Small Cap Opportunities Fund	457,975,139	444,416,743
Small Company Growth Fund*	578,062,045	558,036,833
Small Company Value Fund*	40,657,493	30,777,705
Specialized Health Sciences Fund	45,264,921	48,807,083
Specialized Technology Fund	198,011,127	194,046,014

*	These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Master Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund’s investment in a Master Portfolio rather than the underlying securities in that Master Portfolio. Since a Fund has an indirect interest in the securities held in the Master Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO STOCK FUNDS

12. BANK BORROWINGS

All of the funds in the Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended September 30, 2003.

13. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended 9/30/2003 and 9/30/2002 was as follows:

	Ordinary Income		Long-term Capital Gain		Dividends Paid Deduction on Redemptions		Total
Fund Name	2003	2002	2003	2002	2003	2002	2003	2002
Diversified Equity Fund	7,223,848	9,307,112	0	18,502,581		0	7,223,848	27,809,693
Diversified Small Cap Fund	0	0	1,852,831	1,822,378		0	1,852,831	1,822,378
Equity Income Fund	21,224,191	17,579,118	91,685,582	39,184,101	234,040	3,453,800	113,143,813	60,217,019
Equity Index Fund	4,257,214	3,358,493	13,973,151	51,590,163	0	748,650	18,230,365	55,697,306
Growth Fund	0	0	0	0	0	0	0	0
Growth Equity Fund	156,548	1,863,949	0	19,096,574	0	0	156,548	20,960,523
Index Fund	10,498,671	9,607,138	0	0	0	0	10,498,671	9,607,138
International Equity Fund	543,245	0	0	0	0	0	543,245	0
Large Cap Appreciation Fund	0	0	0	0	0	0	0	0
Large Company Growth Fund	0	0	0	0	0	0	0	0
Montgomery Mid Cap Growth Fund	0	0	0	0	0	0	0	0
SIFE Specialized Financial Services Fund	5,575,145	6,415,417	0	112,526,525	0	10,351,282	5,575,145	129,293,224
Small Cap Growth Fund	0	0	0	0	0	0	0	0
Small Cap Opportunities Fund	0	3,027,150	17,033,555	14,214,553	0	2,069,457	17,033,555	19,311,160
Small Company Growth Fund	0	0	0	0	0	0	0	0
Small Company Value Fund	11,788	0	0	0	0	0	11,788	0
Specialized Health Sciences Fund	0	0	0	0	0	0	0	0
Specialized Technology Fund	0	0	0	0	0	0	0	0

The tax character of distributions paid during the period ended 9/30/03 and the years ended 6/30/2003 and 6/30/2002 was as follows:

	Ordinary Income			Long-term Capital Gain			Dividends Paid Deduction on Redemptions			Total
Fund Name	9/30/2003	2003	2002	9/30/2003	2003	2002	9/30/2003	2003	2002	9/30/2003	2003	2002
Montgomery Emerging Markets Focus Fund	0	159,393	70,452	0	0	0	0	0	0	0	159,393	70,452
Montgomery Institutional Emerging Markets Fund	0	238,482	674,650	0	0	0	0	0	0	0	238,482	674,650
Montgomery Small Cap Fund	0	0	0	0	0	0	0	0	0	0	0	0

WELLS FARGO STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Long-Term Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Total
Diversified Equity Fund^	7,433,852	0	239,399,752	(43,127,621)	203,705,983
Diversified Small Cap Fund^	0	0	20,971,131	(20,369,860)	601,271
Equity Income Fund^	2,974,098	5,704,984	(105,047,898)	0	(96,368,816)
Equity Index Fund	2,725,007	10,222,654	135,322,653	0	148,270,314
Growth Fund	0	0	23,862,926	(77,606,560)	(53,743,634)
Growth Equity Fund^	0	0	156,284,396	(58,142,829)	98,141,567
Index Fund	4,404,522	0	196,673,824	(52,466,100)	148,612,246
International Equity Fund	2,515,388	0	20,835,212	(190,774,339)	(167,423,739)
Large Cap Appreciation Fund^	0	0	1,589,300	(1,726,783)	(137,483)
Large Company Growth Fund^	0	0	(137,363,825)	(365,721,345)	(503,085,170)
Montgomery Emerging Markets Focus Fund	0	0	24,351,738	(340,444,696)	(316,092,958)
Montgomery Institutional Emerging Markets Fund	1,033,910	0	15,202,114	(61,414,923)	(45,178,899)
Montgomery Mid Cap Growth Fund	0	0	13,089,605	(16,612,704)	(3,523,099)
Montgomery Small Cap Fund	0	0	5,567,293	15,590,602	21,157,895
SIFE Specialized Financial Services Fund	2,122,967	92,220,463	58,738,021	0	153,081,451
Small Cap Growth Fund	0	0	12,321,062	(325,752,993)	(313,431,931)
Small Cap Opportunities Fund	0	6,669,668	41,829,164	0	48,498,832
Small Company Growth Fund^	0	0	24,601,205	(136,894,193)	(112,292,988)
Small Company Value Fund^	6,660	0	2,616,579	(1,094,871)	1,528,368
Specialized Health Sciences Fund	0	0	2,626,592	(7,032,875)	(4,406,283)
Specialized Technology Fund	0	0	21,299,109	(240,261,433)	(218,962,324)

^	The amounts shown are based on the fund's tax year of May 31, 2003.

INDEPENDENT AUDITORS’ REPORT	WELLS FARGO STOCK FUNDS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Growth Fund, Growth Equity Fund, Index Fund, International Equity Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid-Cap Growth Fund, Montgomery Small Cap Fund, SIFE Specialized Financial Services Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Small Company Value Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, twenty-two portfolios constituting Wells Fargo Funds Trust (Collectively the “Funds”), including the portfolios of investments as of September 30, 2003, and the related statements of operations for the year or period then ended, the statement of changes in net assets for the periods presented on pages 118 to 129, and the financial highlights for the periods presented on pages 130 to 143. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the SIFE Specialized Financial Services Fund for the four years ended December 31, 2001 were audited by other auditors whose report dated February 1, 2002 expressed an unqualified opinion on those financial highlights. The statement of changes in net assets of the Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid-Cap Growth Fund and Montgomery Small Cap Fund for the year ended June 30, 2002 and the financial highlights for the years or periods ended June 30, 2002 and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated August 16, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of September 30, 2003, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

November 14, 2003

WELLS FARGO STOCK FUNDS	TAX INFORMATION (UNAUDITED)

The following funds have elected to pass through to their shareholders the foreign taxes paid during the tax year ended September 30, 2003. The foreign income and taxes paid were as follows:

Fund	Foreign Income	Foreign Taxes
International Equity Fund	$8,247,391	$880,066
Montgomery Institutional Emerging Markets Fund	$489,505	$105,119

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index Fund and the SIFE Specialized Financial Services Fund designate 100% and 100%, respectively, of the ordinary income dividends distributed during the year as qualifying for the corporate dividend-received deduction.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Equity Index Fund and the Small Cap Opportunities Fund designate $13,973,151 and $17,033,555, respectively, as capital gain dividends.

The SIFE Specialized Financial Services Fund designates 100% of the income dividends distributed between January 1, 2003 and September 30, 2003, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 95.78%

Amusement & Recreation Services – 2.45%

60,000	International Game Technology	$1,689,000

Building Construction – General Contractors & Operative Builders – 2.47%

21,900	Centex Corporation	1,705,572

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 2.19%

47,410	Home Depot Incorporated	1,510,009

Business Services – 5.27%

19,790	Electronic Arts Incorporated†	1,825,232

28,680	Symantec Corporation†	1,807,413

		3,632,645

Chemicals & Allied Products – 7.19%

27,100	Avon Products Incorporated	1,749,576

44,300	Mylan Laboratories Incorporated	1,712,195

28,825	Sigma-Aldrich Corporation	1,497,171

		4,958,942

Communications – 9.38%

77,250	AT&T Corporation	1,664,738

56,625	BellSouth Corporation	1,340,880

55,200	Fox Entertainment Group Incorporated Class A†	1,545,048

97,280	Nextel Communications Incorporated Class A†	1,915,443

		6,466,109

Depository Institutions – 6.59%

21,200	Golden West Financial Corporation	1,897,612

38,344	Greenpoint Financial Corporation	1,144,952

43,700	JP Morgan Chase & Company	1,500,221

		4,542,785

Educational Services – 2.65%

40,324	Career Education Corporation†	1,826,677

Electric, Gas, & Sanitary Services – 2.68%

29,060	Exelon Corporation	1,845,310

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.27%

37,936	Energizer Holdings Incorporated†	1,394,907

67,770	Intel Corporation	1,864,352

37,300	QLogic Corporation†	1,753,473

		5,012,732

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.84%

22,350	Fortune Brands Incorporated	1,268,363

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Home Furniture, Furnishings, & Equipment Stores – 2.46%

35,700	Best Buy Company Incorporated†	$1,696,464

Industrial & Commercial Machinery & Computer Equipment – 8.15%

23,610	Caterpillar Incorporated	1,625,312

145,850	Maxtor Corporation†	1,774,995

81,640	Seagate Technology	2,220,608

		5,620,915

Insurance Carriers – 10.10%

28,000	Aetna Incorporated	1,708,840

56,200	Fidelity National Financial Incorporated	1,689,372

32,080	Mid Atlantic Medical Services Incorporated†	1,649,875

38,066	UnitedHealth Group Incorporated	1,915,481

		6,963,568

Leather & Leather Products – 2.52%

31,820	Coach Incorporated†	1,737,372

Miscellaneous Services – 2.14%

35,552	D&B Corporation†	1,476,830

Non-Depository Credit Institutions – 5.35%

23,095	Countrywide Financial Corporation	1,807,877

48,291	SLM Corporation	1,881,417

		3,689,294

Oil & Gas Extraction – 2.50%

48,940	Occidental Petroleum Corporation	1,724,156

Petroleum Refining & Related Industries – 2.09%

39,430	Exxon Mobil Corporation	1,443,138

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.42%

31,160	Merrill Lynch & Company Incorporated	1,667,995

Transportation By Air – 3.03%

34,270	JetBlue Airways Corporation†	2,089,442

Transportation Equipment – 2.23%

20,605	Paccar Incorporated	1,538,987

Wholesale Trade Non-Durable Goods – 2.81%

58,165	McKesson Corporation	1,936,312

Total Common Stock (Cost $53,498,178)		66,042,617

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Short Term Investments – 4.27%

2,945,160	Wells Fargo Money Market Trust~	$2,945,160

Total Short-Term Investments (Cost $2,945,160)		2,945,160

Total Investment in Securities (Cost $56,443,338)*	100.05%	$68,987,777

Other Assets and Liabilities, Net	(0.05)	(35,545)

Total Net Assets	100.00%	$68,952,232

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $56,443,338 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$13,176,734
Gross Unrealized Depreciation	(632,295)

Net Unrealized Appreciation	$12,544,439

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Common Stock – 99.80%

Chemicals & Allied Products – 13.21%

433,600	Abbott Laboratories	$18,449,680

400,097	Air Products & Chemicals Incorporated	18,044,373

800,619	Du Pont (EI) de Nemours & Company	32,032,766

779,100	Merck & Company Incorporated	39,438,042

1,125,440	Pfizer Incorporated	34,190,867

560,050	Procter & Gamble Company	51,983,841

992,711	Rohm & Haas Company	33,206,183

		227,345,752

Communications – 3.47%

352,160	AT&T Corporation	7,589,048

477,850	SBC Communications Incorporated	10,632,163

1,281,346	Verizon Communications Incorporated	41,566,864

		59,788,075

Depository Institutions – 12.32%

448,865	Bank of America Corporation	35,029,425

1,037,090	Citigroup Incorporated	47,197,966

1,695,525	JP Morgan Chase & Company	58,207,373

2,993,401	US Bancorp	71,811,690

		212,246,454

Eating & Drinking Places – 2.67%

1,953,190	McDonald’s Corporation	45,978,093

Electric, Gas, & Sanitary Services – 3.63%

26,218	Dominion Resources Incorporated	1,622,894

108,450	Duke Energy Corporation	1,931,495

218,780	FirstEnergy Corporation	6,979,082

1,235,900	Public Service Enterprise Group Incorporated	51,907,800

		62,441,271

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 10.29%

1,012,100	Emerson Electric Company	53,287,065

1,306,234	General Electric Company	38,938,836

834,987	International Business Machines Corporation	73,754,402

935,900	Motorola Incorporated	11,202,723

		177,183,026

Fabricated Metal Products, Except Machinery & Transportation Equipment – 3.90%

1,183,100	Fortune Brands Incorporated	67,140,925

Food & Kindred Products – 6.95%

1,519,490	PepsiCo Incorporated	69,638,227

2,722,525	Sara Lee Corporation	49,985,559

		119,623,786

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 5.99%

1,301,775	May Department Stores Company	$32,062,718

454,130	Sears Roebuck & Company	19,859,105

1,363,100	Target Corporation	51,293,453

		103,215,276

Industrial & Commercial Machinery & Computer Equipment – 7.54%

897,716	3M Company	62,005,244

3,501,550	Hewlett-Packard Company	67,790,008

		129,795,252

Insurance Agents, Brokers & Service – 0.14%

93,986	Medco Health Solutions Incorporated†	2,437,057

Insurance Carriers – 8.13%

2,551,929	Aegon NV	29,857,569

645,113	American International Group Incorporated	37,223,020

561,200	Metlife Incorporated	15,741,660

1,546,400	St Paul Companies Incorporated	57,263,192

		140,085,441

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.24%

591,289	Becton Dickinson & Company	21,357,359

Motion Pictures – 1.49%

1,274,800	Walt Disney Company	25,712,716

Non-Depository Credit Institutions – 3.07%

1,174,500	American Express Company	52,922,970

Oil & Gas Extraction – 1.04%

370,300	Schlumberger Limited	17,922,520

Petroleum Refining & Related Industries – 9.29%

909,503	BP plc ADR	38,290,076

487,625	ChevronTexaco Corporation	34,840,806

1,749,221	Exxon Mobil Corporation	64,021,489

515,104	Royal Dutch Petroleum Company NY Shares	22,767,597

		159,919,968

Tobacco Products – 1.78%

700,900	Altria Group Incorporated	30,699,420

Transportation Equipment – 1.78%

1,163,100	Honeywell International Incorporated	30,647,685

Wholesale Trade – Durable Goods – 1.87%

651,300	Johnson & Johnson	32,252,377

Total Common Stock (Cost $1,455,657,627)		1,718,715,423

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Short Term Investments – 0.05%

911,014	Wells Fargo Money Market Trust~	$911,014

Total Short Term Investments (Cost $ 911,014)		911,014

Total Investment in Securities (Cost $1,456,568,641)*	99.85%	$1,719,626,437

Other Assets and Liabilities, Net	00.15	2,645,441

Total Net Assets	100.00%	$1,722,271,878

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $1,456,568,641 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$365,638,515
Gross Unrealized Depreciation	(102,580,719)

Net Unrealized Appreciation	$263,057,796

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.63%

Amusement & Recreation Services – 0.15%

17,756	Harrah’s Entertainment Incorporated	$747,705

55,308	International Game Technology	1,556,920

		2,304,625

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.12%

20,708	Jones Apparel Group Incorporated	619,790

17,380	Liz Claiborne Incorporated	591,790

17,486	VF Corporation	680,380

		1,891,960

Apparel & Accessory Stores – 0.48%

144,181	Gap Incorporated	2,468,379

54,853	Kohl’s Corporation†	2,934,636

84,511	Limited Brands	1,274,425

21,990	Nordstrom Incorporated	545,572

		7,223,012

Automotive Dealers & Gasoline Service Stations – 0.14%

45,546	Autonation Incorporated†	798,876

14,486	Autozone Incorporated†	1,296,932

		2,095,808

Automotive Repair, Services, & Parking – 0.02%

10,158	Ryder System Incorporated	297,833

Building Construction – General Contractors & Operative Builders – 0.13%

10,078	Centex Corporation	784,875

7,699	KB Home	459,322

9,889	Pulte Homes Incorporated	672,551

		1,916,748

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 1.26%

371,965	Home Depot Incorporated	11,847,085

126,243	Lowe’s Companies Incorporated	6,552,012

23,769	Sherwin-Williams Company	699,046

		19,098,143

Business Services – 7.20%

37,534	Adobe Systems Incorporated	1,473,585

18,099	Autodesk Incorporated	308,045

96,816	Automatic Data Processing Incorporated	3,470,854

37,768	BMC Software Incorporated†	526,108

164,890	Cendant Corporation†	3,081,794

26,763	Citrix Systems Incorporated†	590,927

93,586	Computer Associates International Incorporated	2,443,530

30,309	Computer Sciences Corporation†	1,138,709

61,204	Compuware Corporation†	328,053

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

78,776	Concord EFS Incorporated†	$1,076,868

23,952	Convergys Corporation†	439,280

8,949	Deluxe Corporation	359,213

102,800	eBay Incorporated†	5,500,828

23,572	Electronic Arts Incorporated†	2,174,046

77,445	Electronic Data Systems Corporation	1,564,389

22,826	Equifax Incorporated	508,335

121,088	First Data Corporation	4,838,676

31,276	Fiserv Incorporated†	1,133,129

39,348	IMS Health Incorporated	830,243

63,079	Interpublic Group of Companies Incorporated	890,675

33,224	Intuit Incorporated†	1,602,726

13,820	Mercury Interactive Corporation†	627,566

1,738,114	Microsoft Corporation	48,302,188

18,100	Monster Worldwide Incorporated†	455,758

15,444	NCR Corporation†	489,420

59,633	Novell Incorporated†	317,844

30,520	Omnicom Group Incorporated	2,192,862

848,799	Oracle Corporation†	9,523,525

42,812	Parametric Technology Corporation†	133,573

59,707	Peoplesoft Incorporated†	1,086,070

27,544	Robert Half International Incorporated†	537,108

79,253	Siebel Systems Incorporated†	770,339

522,853	Sun Microsystems Incorporated†	1,730,643

46,041	Sungard Data Systems Incorporated†	1,211,339

23,913	Symantec Corporation†	1,506,997

53,064	Unisys Corporation†	717,956

67,151	Veritas Software Corporation†	2,108,544

97,656	Yahoo! Incorporated†	3,455,069

		109,446,814

Chemicals & Allied Products – 11.80%

252,708	Abbott Laboratories	10,752,725

36,791	Air Products & Chemicals Incorporated	1,659,274

9,496	Alberto-Culver Company Class B	558,555

203,905	Amgen Incorporated†	13,166,146

17,884	Avery Dennison Corporation	903,500

38,015	Avon Products Incorporated	2,454,248

24,034	Biogen Incorporated†	918,820

313,799	Bristol-Myers Squibb Company	8,052,082

30,180	Chiron Corporation†	1,560,004

35,087	Clorox Company	1,609,441

87,103	Colgate-Palmolive Company	4,868,187

148,219	Dow Chemical Company	4,823,046

161,242	Du Pont (EI) de Nemours & Company	6,451,292

12,528	Eastman Chemical Company	419,688

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Chemicals & Allied Products (continued)

42,543	Ecolab Incorporated	$1,074,211

181,888	Eli Lilly & Company	10,804,147

58,767	Forest Laboratories Incorporated†	3,023,562

34,934	Genzyme Corporation†	1,615,698

165,318	Gillette Company	5,286,870

8,131	Great Lakes Chemical Corporation	163,514

15,193	International Flavors & Fragrances Incorporated	502,584

38,975	King Pharmaceuticals Incorporated†	590,471

40,809	Medimmune Incorporated†	1,347,105

363,015	Merck & Company Incorporated	18,375,819

42,321	Monsanto Company	1,013,165

1,278,132	Pfizer Incorporated	38,829,650

27,476	PPG Industries Incorporated	1,434,797

26,301	Praxair Incorporated	1,629,347

209,602	Procter & Gamble Company	19,455,258

35,944	Rohm & Haas Company	1,202,327

237,802	Schering-Plough Corporation	3,624,102

11,473	Sigma-Aldrich Corporation	595,908

17,331	Watson Pharmaceuticals Incorporated†	722,529

214,987	Wyeth	9,910,901

		179,398,973

Communications – 4.46%

50,392	Alltel Corporation	2,335,165

127,288	AT&T Corporation	2,743,056

439,031	AT&T Wireless Services Incorporated†	3,591,274

67,318	Avaya Incorporated†	733,766

298,989	BellSouth Corporation	7,080,060

23,170	CenturyTel Incorporated	785,231

99,423	Clear Channel Communications Incorporated	3,807,901

364,076	Comcast Corporation Class A†	11,242,667

166,436	Nextel Communications Incorporated Class A†	3,277,125

274,464	Qwest Communications International Incorporated†	933,178

537,871	SBC Communications Incorporated	11,967,630

145,551	Sprint Corporation – FON Group	2,197,820

165,682	Sprint Corporation – PCS Group†	949,358

51,757	Univision Communications Incorporated†	1,652,600

445,243	Verizon Communications Incorporated	14,443,683

		67,740,514

Construction Special Trade Contractors – 0.05%

11,105	Whirlpool Corporation	752,586

Depository Institutions – 10.52%

56,839	Amsouth Bancorporation	1,206,124

242,520	Bank of America Corporation	18,926,261

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

124,826	Bank of New York Company Incorporated	$3,633,685

184,938	Bank One Corporation	7,147,854

90,288	BB&T Corporation	3,242,242

36,426	Charter One Financial Incorporated	1,114,636

833,426	Citigroup Incorporated	37,929,217

28,357	Comerica Incorporated	1,321,436

92,966	Fifth Third Bancorp	5,156,824

20,446	First Tennessee National Corporation	868,137

170,233	FleetBoston Financial Corporation	5,132,525

24,710	Golden West Financial Corporation	2,211,792

37,013	Huntington Bancshares Incorporated	732,487

328,841	JP Morgan Chase & Company	11,289,112

68,447	Keycorp	1,750,190

36,697	Marshall & Ilsley Corporation	1,156,689

69,852	Mellon Financial Corporation	2,105,339

99,026	National City Corporation	2,917,306

25,361	North Fork Bancorporation Incorporated	881,295

35,683	Northern Trust Corporation	1,514,387

45,787	PNC Financial Services Group Incorporated	2,178,545

35,957	Regions Financial Corporation	1,231,527

55,079	SouthTrust Corporation	1,618,772

53,812	State Street Corporation	2,421,540

45,344	SunTrust Banks Incorporated	2,737,417

49,152	Synovus Financial Corporation	1,228,308

32,139	Union Planters Corporation	1,016,878

310,789	US Bancorp	7,455,828

217,773	Wachovia Corporation	8,970,070

150,638	Washington Mutual Incorporated	5,930,618

271,186	Wells Fargo & Company‡	13,966,079

14,593	Zions Bancorporation	815,019

		159,808,139

Eating & Drinking Places – 0.48%

27,249	Darden Restaurants Incorporated	517,731

205,977	McDonald’s Corporation	4,848,699

18,368	Wendy’s International Incorporated	593,286

47,350	Yum! Brands Incorporated†	1,402,507

		7,362,223

Educational Services – 0.12%

28,366	Apollo Group Incorporated Class A†	1,873,007

Electric, Gas, & Sanitary Services – 3.09%

99,183	AES Corporation†	735,938

20,347	Allegheny Energy Incorporated†	185,972

33,844	Allied Waste Industries Incorporated†	365,515

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

26,100	Ameren Corporation	$1,119,951

63,946	American Electric Power Company Incorporated	1,918,380

61,708	Calpine Corporation†	301,752

49,454	Centerpoint Energy Incorporated	453,493

28,507	Cinergy Corporation	1,046,207

45,888	Citizens Communications Company†	514,404

23,327	CMS Energy Corporation†	171,920

36,146	Consolidated Edison Incorporated	1,473,311

26,766	Constellation Energy Group Incorporated	957,687

50,316	Dominion Resources Incorporated	3,114,560

27,193	DTE Energy Company	1,003,150

145,888	Duke Energy Corporation	2,598,265

60,329	Dynegy Incorporated Class A†	217,184

52,746	Edison International†	1,007,449

96,990	EL Paso Corporation	708,027

36,553	Entergy Corporation	1,979,345

52,491	Exelon Corporation	3,333,179

52,717	FirstEnergy Corporation	1,681,672

29,672	FPL Group Incorporated	1,875,270

25,469	KeySpan Corporation	893,453

19,762	Kinder Morgan Incorporated	1,067,346

7,126	Nicor Incorporated	250,408

42,507	NiSource Incorporated	849,290

5,836	Peoples Energy Corporation	241,494

66,244	PG&E Corporation†	1,583,232

14,773	Pinnacle West Capital Corporation	524,442

27,288	PPL Corporation	1,117,444

38,983	Progress Energy Incorporated	1,733,184

36,569	Public Service Enterprise Group Incorporated	1,535,898

33,583	Sempra Energy	985,997

116,843	Southern Company	3,425,837

30,356	TECO Energy Incorporated	419,520

52,171	TXU Corporation	1,229,149

95,738	Waste Management Incorporated	2,505,463

83,814	Williams Companies Incorporated	789,528

64,548	Xcel Energy Incorporated	998,556

		46,912,872

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.86%

129,825	ADC Telecommunications Incorporated†	302,492

55,983	Advanced Micro Devices Incorporated†	621,971

61,987	Altera Corporation†	1,171,554

31,826	American Power Conversion Corporation	545,498

59,141	Analog Devices Incorporated†	2,248,541

24,749	Andrew Corporation†	304,165

49,228	Applied Micro Circuits Corporation†	239,740

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

48,014	Broadcom Corporation Class A†	$1,278,133

76,265	Ciena Corporation†	450,726

30,466	Comverse Technology Incorporated†	455,771

15,097	Cooper Industries Limited Class A	725,109

68,148	Emerson Electric Company	3,587,992

1,618,007	General Electric Company	48,232,789

1,057,802	Intel Corporation	29,100,133

279,749	International Business Machines Corporation	24,710,229

32,156	Jabil Circuit Incorporated†	837,664

231,534	JDS Uniphase Corporation†	833,522

50,670	Linear Technology Corporation	1,814,493

60,747	LSI Logic Corporation†	546,116

669,754	Lucent Technologies Incorporated†	1,446,669

52,561	Maxim Integrated Products Incorporated	2,076,160

12,681	Maytag Corporation	316,645

98,534	Micron Technology Incorporated†	1,322,326

30,940	Molex Incorporated	884,575

374,895	Motorola Incorporated	4,487,493

29,538	National Semiconductor Corporation†	953,782

54,935	Network Appliance Incorporated†	1,127,816

24,269	Novellus Systems Incorporated†	819,079

25,751	Nvidia Corporation†	409,724

27,353	PMC-Sierra Incorporated†	360,813

13,398	Power-One Incorporated†	137,865

15,190	QLogic Corporation†	714,082

127,798	Qualcomm Incorporated	5,321,509

28,824	Rockwell Collins Incorporated	727,806

82,569	Sanmina-SCI Corporation†	800,919

24,120	Scientific-Atlanta Incorporated	751,338

134,337	Solectron Corporation†	785,870

66,743	Tellabs Incorporated†	453,185

279,957	Texas Instruments Incorporated	6,383,020

9,465	Thomas & Betts Corporation†	150,020

54,623	Xilinx Incorporated†	1,557,302

		149,994,636

Engineering, Accounting, Research Management & Related Services – 0.32%

13,197	Fluor Corporation	492,644

24,008	Moody’s Corporation	1,319,720

60,940	Paychex Incorporated	2,067,694

17,052	Quest Diagnostics Incorporated†	1,034,033

		4,914,091

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.49%

9,230	Ball Corporation	498,420

9,596	Crane Company	224,642

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

23,525	Fortune Brands Incorporated	$1,335,044

49,791	Illinois Tool Works Incorporated	3,299,152

77,156	Masco Corporation	1,888,779

9,420	Snap-On Incorporated	260,463

		7,506,500

Financial Services – 0.04%

38,738	Janus Capital Group Incorporated	541,170

Food & Kindred Products – 3.80%

5,883	Adolph Coors Company Class B	316,270

135,074	Anheuser-Busch Companies Incorporated	6,664,551

104,328	Archer-Daniels-Midland Company	1,367,740

66,460	Campbell Soup Company	1,761,190

398,782	Coca Cola Company	17,131,675

73,194	Coca Cola Enterprises Incorporated	1,395,078

86,939	ConAgra Foods Incorporated	1,846,584

59,829	General Mills Incorporated	2,816,151

17,794	Hercules Incorporated†	201,606

21,235	Hershey Foods Corporation	1,543,360

56,889	HJ Heinz Company	1,950,155

65,815	Kellogg Company	2,194,930

22,532	McCormick & Company Incorporated	617,827

44,387	Pepsi Bottling Group Incorporated	913,484

278,147	PepsiCo Incorporated	12,747,477

125,813	Sara Lee Corporation	2,309,927

36,435	WM Wrigley Jr Company	2,014,856

		57,792,861

Food Stores – 0.36%

59,381	Albertson’s Incorporated	1,221,467

122,148	Kroger Company†	2,182,785

63,224	Starbucks Corporation†	1,820,851

22,797	Winn-Dixie Stores Incorporated	219,991

		5,445,094

Forestry – 0.19%

29,619	Plum Creek Timber Company Incorporated	753,507

35,459	Weyerhaeuser Company	2,072,579

		2,826,086

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Furniture & Fixtures – 0.11%

31,226	Leggett & Platt Incorporated	$675,418

44,390	Newell Rubbermaid Incorporated	961,932

		1,637,350

General Merchandise Stores – 3.61%

18,898	Big Lots Incorporated†	298,777

13,721	Dillard’s Incorporated Class A	191,820

54,001	Dollar General Corporation	1,080,020

27,849	Family Dollar Stores Incorporated	1,110,897

30,326	Federated Department Stores Incorporated	1,270,659

43,548	JC Penney Company Incorporated Holding Company	930,621

46,700	May Department Stores Company	1,150,221

45,811	Sears Roebuck & Company	2,003,315

147,444	Target Corporation	5,548,318

82,646	TJX Companies Incorporated	1,604,985

708,911	Wal-Mart Stores Incorporated	39,592,679

		54,782,312

Health Services – 0.41%

12,723	Express Scripts Incorporated†	778,012

82,823	HCA Incorporated	3,052,856

38,640	Health Management Associates Incorporated Class A	842,738

14,571	Manor Care Incorporated	437,130

75,542	Tenet Healthcare Corporation†	1,093,848

		6,204,584

Home Furniture, Furnishings, & Equipment Stores – 0.36%

47,803	Bed Bath & Beyond Incorporated†	1,825,119

52,168	Best Buy Company Incorporated†	2,479,023

33,543	Circuit City Stores Incorporated	319,665

27,264	RadioShack Corporation	774,570

		5,398,377

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.25%

60,999	Hilton Hotels Corporation	989,404

37,538	Marriott International Incorporated Class A	1,615,260

32,480	Starwood Hotels & Resorts Worldwide Incorporated	1,130,304

		3,734,968

Industrial & Commercial Machinery & Computer Equipment – 5.47%

126,544	3M Company	8,740,394

11,626	American Standard Companies Incorporated†	979,491

59,189	Apple Computer Incorporated†	1,221,069

268,318	Applied Materials Incorporated†	4,867,289

54,500	Baker Hughes Incorporated	1,612,655

12,562	Black & Decker Corporation	509,389

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

55,764	Caterpillar Incorporated	$3,838,794

1,136,278	Cisco Systems Incorporated†	22,202,872

6,718	Cummins Incorporated	298,481

38,754	Deere & Company	2,065,976

415,785	Dell Incorporated†	13,883,061

32,787	Dover Corporation	1,159,676

12,077	Eaton Corporation	1,070,264

354,057	EMC Corporation†	4,471,740

52,464	Gateway Incorporated†	296,946

494,170	Hewlett-Packard Company	9,567,131

27,421	Ingersoll-Rand Company Class A	1,465,378

20,640	Lexmark International Incorporated†	1,300,526

19,914	Pall Corporation	446,870

19,123	Parker Hannifin Corporation	854,798

37,918	Pitney Bowes Incorporated	1,453,018

13,825	Stanley Works	408,114

37,326	Symbol Technologies Incorporated	446,045

		83,159,977

Insurance Agents, Brokers & Service – 0.45%

50,538	AON Corporation	1,053,717

26,151	Humana Incorporated†	472,026

86,678	Marsh & McLennan Companies Incorporated	4,126,740

43,780	Medco Health Solutions Incorporated†	1,135,215

		6,787,698

Insurance Carriers – 4.97%

42,852	ACE Limited	1,417,544

24,585	Aetna Incorporated	1,500,423

83,110	Aflac Incorporated	2,684,453

113,961	Allstate Corporation	4,162,995

17,203	AMBAC Financial Group Incorporated	1,100,992

422,278	American International Group Incorporated	24,365,441

22,383	Anthem Incorporated†	1,596,579

29,968	Chubb Corporation	1,944,324

22,696	Cigna Corporation	1,013,376

26,020	Cincinnati Financial Corporation	1,039,759

45,301	Hartford Financial Services Group Incorporated	2,384,192

23,005	Jefferson-Pilot Corporation	1,020,962

46,784	John Hancock Financial Services Incorporated	1,581,299

28,734	Lincoln National Corporation	1,016,609

30,022	Loews Corporation	1,211,988

23,291	MBIA Incorporated	1,280,306

123,065	Metlife Incorporated	3,451,973

15,978	MGIC Investment Corporation	831,974

52,987	Principal Financial Group Incorporated	1,642,067

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

35,237	Progressive Corporation	$2,435,229

88,991	Prudential Financial Incorporated	3,324,704

22,403	Safeco Corporation	789,930

36,843	St Paul Companies Incorporated	1,364,296

18,793	Torchmark Corporation	763,748

162,934	Travelers Property Casualty Corporation Class B	2,587,392

95,936	UnitedHealth Group Incorporated	4,827,500

46,579	UnumProvident Corporation	687,972

23,553	WellPoint Health Networks Incorporated†	1,815,465

22,113	XL Capital Limited Class A	1,712,431

		75,555,923

Lumber & Wood Products, Except Furniture – 0.08%

40,519	Georgia-Pacific Corporation	982,181

16,932	Louisiana-Pacific Corporation†	233,323

		1,215,504

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.87%

76,300	Agilent Technologies Incorporated†	1,686,993

21,083	Allergan Incorporated	1,659,865

33,829	Applera Corporation – Applied Biosystems Group	754,725

8,615	Bausch & Lomb Incorporated	380,352

96,731	Baxter International Incorporated	2,811,003

41,236	Becton Dickinson & Company	1,489,444

41,768	Biomet Incorporated	1,403,822

66,402	Boston Scientific Corporation†	4,236,448

8,425	CR Bard Incorporated	598,175

24,741	Danaher Corporation	1,827,370

46,379	Eastman Kodak Company	971,176

50,073	Guidant Corporation	2,345,920

30,809	Kla-Tencor Corporation†	1,583,583

197,431	Medtronic Incorporated	9,263,463

7,848	Millipore Corporation	361,479

20,416	PerkinElmer Incorporated	312,569

66,466	Raytheon Company	1,861,048

30,003	Rockwell Automation Incorporated	787,579

27,632	St Jude Medical Incorporated†	1,485,773

32,140	Stryker Corporation	2,420,463

13,732	Tektronix Incorporated†	339,867

29,940	Teradyne Incorporated†	556,884

26,186	Thermo Electron Corporation†	568,236

20,115	Waters Corporation†	551,754

126,530	Xerox Corporation†	1,298,198

36,666	Zimmer Holdings Incorporated†	2,020,296

		43,576,485

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Metal Mining – 0.27%

27,060	Freeport-McMoRan Copper & Gold Incorporated Class B	$895,686

65,112	Newmont Mining Corporation	2,545,228

14,406	Phelps Dodge Corporation†	674,201

		4,115,115

Mining & Quarrying of Non-metallic Minerals, Except Fuels – 0.04%

16,439	Vulcan Materials Company	656,080

Miscellaneous Manufacturing Industries – 0.62%

28,041	Hasbro Incorporated	523,806

71,183	Mattel Incorporated	1,349,630

23,503	Tiffany & Company	877,367

323,279	Tyco International Limited	6,604,590

		9,355,393

Miscellaneous Retail – 0.81%

73,845	Costco Wholesale Corporation†	2,295,103

63,786	CVS Corporation	1,981,193

49,990	Office Depot Incorporated†	702,360

78,829	Staples Incorporated†	1,872,189

34,492	Toys R US Incorporated†	414,939

165,924	Walgreen Company	5,083,910

		12,349,694

Motion Pictures – 1.16%

728,047	AOL Time Warner Incorporated†	11,000,790

330,779	Walt Disney Company	6,671,813

		17,672,603

Motor Freight Transportation & Warehousing – 0.76%

182,174	United Parcel Service Incorporated Class B	11,622,701

Non-Depository Credit Institutions – 2.52%

209,967	American Express Company	9,461,113

36,659	Capital One Financial Corporation	2,091,029

21,145	Countrywide Financial Corporation	1,655,231

158,625	Fannie Mae	11,135,475

111,280	Freddie Mac	5,825,508

206,844	MBNA Corporation	4,716,043

46,923	Providian Financial Corporation†	553,222

73,210	SLM Corporation	2,852,262

		38,289,883

Oil & Gas Extraction – 1.36%

40,386	Anadarko Petroleum Corporation	1,686,519

26,162	Apache Corporation	1,814,073

25,588	BJ Services Company†	874,342

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

32,505	Burlington Resources Incorporated	$1,566,741

37,362	Devon Energy Corporation	1,800,475

18,549	EOG Resources Incorporated	774,235

70,771	Halliburton Company	1,716,197

16,326	Kerr-McGee Corporation	728,793

23,578	Nabors Industries Limited†	878,516

21,630	Noble Corporation†	735,204

61,399	Occidental Petroleum Corporation	2,163,087

15,159	Rowan Companies Incorporated†	372,608

94,265	Schlumberger Limited	4,562,426

51,768	Transocean Incorporated†	1,035,360

		20,708,576

Paper & Allied Products – 0.64%

8,596	Bemis Company Incorporated	380,803

9,437	Boise Cascade Corporation	260,461

77,535	International Paper Company	3,025,416

82,358	Kimberly-Clark Corporation	4,226,613

32,440	MeadWestvaco Corporation	827,220

25,816	Pactiv Corporation†	523,548

8,749	Temple-Inland Incorporated	424,764

		9,668,825

Personal Services – 0.15%

27,596	Cintas Corporation	1,016,637

28,996	H&R Block Incorporated	1,251,177

		2,267,814

Petroleum Refining & Related Industries – 4.10%

14,558	Amerada Hess Corporation	729,356

11,047	Ashland Incorporated	362,894

172,954	ChevronTexaco Corporation	12,357,563

109,882	ConocoPhillips	6,016,040

1,081,340	Exxon Mobil Corporation	39,577,044

50,165	Marathon Oil Corporation	1,429,703

12,409	Sunoco Incorporated	499,090

41,772	Unocal Corporation	1,316,652

		62,288,342

Primary Metal Industries – 0.35%

136,838	Alcoa Incorporated	3,579,682

13,106	Allegheny Technologies Incorporated	85,844

20,387	Engelhard Corporation	564,108

12,657	Nucor Corporation	580,704

16,698	United States Steel Corporation	306,909

13,911	Worthington Industries Incorporated	174,722

		5,291,969

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 1.45%

10,670	American Greetings Corporation Class A†	$207,318

13,173	Dow Jones & Company Incorporated	623,742

43,485	Gannett Company Incorporated	3,372,697

13,226	Knight-Ridder Incorporated	882,174

30,872	McGraw-Hill Companies Incorporated	1,918,077

8,051	Meredith Corporation	371,715

24,408	New York Times Company Class A	1,060,770

18,342	RR Donnelley & Sons Company	456,166

50,023	Tribune Company	2,296,056

284,273	Viacom Incorporated Class B	10,887,656

		22,076,371

Railroad Transportation – 0.42%

60,329	Burlington Northern Santa Fe Corporation	1,741,698

34,599	CSX Corporation	1,012,021

63,105	Norfolk Southern Corporation	1,167,443

41,132	Union Pacific Corporation	2,392,648

		6,313,810

Rubber & Miscellaneous Plastics Products – 0.27%

11,909	Cooper Tire & Rubber Company	188,996

28,381	Goodyear Tire & Rubber Company	186,463

42,737	Nike Incorporated Class B	2,599,264

9,592	Reebok International Limited	320,661

13,664	Sealed Air Corporation†	645,351

9,448	Tupperware Corporation	126,414

		4,067,149

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.17%

16,037	Bear Stearns Companies Incorporated	1,199,568

218,620	Charles Schwab Corporation	2,603,764

17,651	Federated Investors Incorporated Class B	488,932

41,034	Franklin Resources Incorporated	1,814,113

76,022	Goldman Sachs Group Incorporated	6,378,246

39,268	Lehman Brothers Holdings Incorporated	2,712,633

150,611	Merrill Lynch & Company Incorporated	8,062,207

176,023	Morgan Stanley	8,882,121

19,765	T Rowe Price Group Incorporated	815,504

		32,957,088

Stone, Clay, Glass, & Concrete Products – 0.13%

204,930	Corning Incorporated†	1,930,441

Tobacco Products – 1.04%

327,805	Altria Group Incorporated	14,357,859

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Tobacco Products (continued)

13,650	RJ Reynolds Tobacco Holdings Incorporated	$539,721

27,071	UST Incorporated	952,358

		15,849,938

Transportation By Air – 0.37%

19,971	Delta Air Lines Incorporated	265,614

48,298	FedEx Corporation	3,111,840

126,097	Southwest Airlines Company	2,231,917

		5,609,371

Transportation Equipment – 2.61%

136,115	Boeing Company	4,672,828

14,615	Brunswick Corporation	375,313

24,060	Dana Corporation	371,246

90,705	Delphi Corporation	820,880

296,316	Ford Motor Company	3,191,323

31,952	General Dynamics Corporation	2,494,173

90,761	General Motors Corporation	3,714,848

28,144	Genuine Parts Company	900,045

19,029	Goodrich Corporation	461,263

48,946	Harley-Davidson Incorporated	2,359,197

138,887	Honeywell International Incorporated	3,659,672

14,874	ITT Industries Incorporated	890,060

14,434	Johnson Controls Incorporated	1,365,456

72,867	Lockheed Martin Corporation	3,362,812

11,047	Navistar International Corporation†	411,832

29,611	Northrop Grumman Corporation	2,553,062

18,819	Paccar Incorporated	1,405,591

21,870	Textron Incorporated	862,772

75,748	United Technologies Corporation	5,853,805

		39,726,178

Transportation Services – 0.03%

23,195	Sabre Holdings Corporation	498,461

Water Transportation – 0.22%

101,763	Carnival Corporation	3,346,985

Wholesale Trade – Durable Goods – 1.62%

480,628	Johnson & Johnson	23,800,699

21,160	Visteon Corporation	139,656

14,834	WW Grainger Incorporated	705,356

		24,645,711

Wholesale Trade – Non-Durable Goods – 0.86%

17,870	AmerisourceBergen Corporation	965,874

9,755	Brown-Forman Corporation Class B	771,816

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Non-Durable Goods (continued)

72,276	Cardinal Health Incorporated	$4,220,196

46,872	McKesson Corporation	1,560,368

71,459	Safeway Incorporated†	1,639,269

21,658	Supervalu Incorporated	516,760

105,170	Sysco Corporation	3,440,111

		13,114,394

Total Common Stock (Cost $1,381,058,888)		1,483,619,765

Real Estate Investment Trust – 0.39%

15,190	Apartment Investment & Management Company Class A	597,878

65,193	Equity Office Properties Trust	1,794,764

44,122	Equity Residential	1,291,892

28,978	Prologis	876,585

30,597	Simon Property Group Incorporated	1,333,417

Total Real Estate Investment Trust (Cost $5,711,126)		5,894,536

Rights – 0.00%

32,300	Seagate Technology Rights† (a)	0

Total Rights (Cost $0.00)		0

Short Term Investments – 1.89%

Shares

Short Term Investments – 1.67%

25,339,379	Wells Fargo Money Market Trust~	25,339,379

Principal		Interest Rate		Maturity Date

US Treasury Bills – 0.22%

$780,000	US Treasury Bill#	1.05	%ª	12/04/2003	778,781

105,000	US Treasury Bill#	0.98	ª	12/04/2003	104,836

120,000	US Treasury Bill#	0.92	ª	12/04/2003	119,812

105,000	US Treasury Bill#	0.91	ª	12/04/2003	104,836

210,000	US Treasury Bill#	0.91	ª	12/04/2003	209,672

195,000	US Treasury Bill#	0.92	ª	12/04/2003	194,695

30,000	US Treasury Bill#	0.93	ª	12/04/2003	29,953

1,140,000	US Treasury Bill#	0.94	ª	12/04/2003	1,138,218

195,000	US Treasury Bill#	0.95	ª	12/04/2003	194,696

120,000	US Treasury Bill#	0.95	ª	12/04/2003	119,812

15,000	US Treasury Bill#	0.96	ª	12/04/2003	14,977

270,000	US Treasury Bill#	0.90	ª	12/04/2003	269,578

					3,279,866

Total Short-Term Investments (Cost $28,618,830)					28,619,245

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Total Investment in Securities (Cost $1,415,388,844)*	99.91%	$1,518,133,546

Other Assets and Liabilities, Net	0.09	1,338,274

Total Net Assets	100.00%	$1,519,471,820

†	Non-income earning securities.
(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
‡	Security of an affiliate of the fund with a cost of $8,671,971
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $1,417,394,044 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$323,888,385
Gross Unrealized Depreciation	(223,148,883)

Net Unrealized Appreciation	$100,739,502

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.71%

Australia – 3.96%

486,400	Amcor Limited (Paper & Allied Products)	$2,864,234

1,852,200	BHP Billiton Limited (Oil & Gas Extraction)	13,238,764

740,700	News Corporation Limited (Printing, Publishing, & Allied Industries)	6,026,185

		22,129,183

Brazil – 0.58%

162,700	Uniao de Bancos Brasileiros SA ADR (Depository Institutions)	3,221,460

Canada – 3.32%

101,500	Canadian National Railway Company (Railroad Transportation)	5,248,522

73,600	EnCana Corporation (Oil & Gas Extraction)	2,667,022

238,500	Loblaw Companies Limited (Food Stores)	10,648,426

		18,563,970

Finland – 2.32%

515,100	Nokia OYJ (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	7,930,152

408,000	Stora Enso Oyj (Paper & Allied Products)	5,050,705

		12,980,857

France – 11.31%

161,500	Alcatel SA (Communications)	1,912,723

243,500	Arcelor SA (Primary Metal Industries)	2,960,452

139,300	Aventis SA (Chemicals & Allied Products)	7,226,988

149,900	AXA (Insurance Carriers)	2,525,973

99,900	BNP Paribas SA (Depository Institutions)	4,897,857

103,400	Bouygues SA (Building Construction-General Contractors & Operative Builders)	2,722,574

61,000	Business Objects SA ADR (Business Services)†	1,521,950

125,400	France Telecom SA (Communications)†	2,884,185

56,000	Lafarge SA (Stone, Clay, Glass, & Concrete Products)	3,629,207

77,005	Sanofi-Synthelabo SA (Chemicals & Allied Products)	4,681,101

332,900	STMicroelectronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,044,340

73,800	Societe Television Francaise SA (Communications)	2,185,553

119,300	Total SA (Oil & Gas Extraction)	18,005,450

		63,198,353

Germany – 4.96%

22,300	Altana AG (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)	1,422,868

493,000	Deutsche Telekom AG (Communications)†	7,142,099

147,700	E.ON AG (Electric, Gas, & Sanitary Services)	7,206,976

54,528	SAP AG (Business Services)	6,659,947

48,030	Siemens AG (Miscellaneous)	2,860,433

240,600	T-Online International AG (Business Services)†	2,406,841

		27,699,164

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Hong Kong – 1.87%

523,120	HSBC Holdings plc (Depository Institutions)	$7,025,554

424,700	Sun Hung Kai Properties Limited (Real Estate)	3,441,453

		10,467,007

Ireland – 2.58%

288,900	Anglo Irish Bank Corporation PLC (Depository Institutions)	3,118,788

476,500	Bank of Ireland PLC (Depository Institutions)	5,715,558

138,400	Ryanair Holdings plc ADR (Transportation by Air)†	5,605,200

		14,439,546

Italy – 3.35%

274,000	Banco Popolare di Verona e Novara Scrl (Depository Institutions)	3,854,570

600,000	ENI-Ente Nazionale Idrocarburi SpA (Oil & Gas Extraction)	9,167,346

662,000	Snam Rete Gas SpA (Oil & Gas Extraction)	2,551,788

664,400	UniCredito Italiano SpA (Depository Institutions)	3,141,335

		18,715,039

Japan – 23.90%

294,268	Canon Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	14,382,162

214,000	Daiwa House Industry Company Limited (Building Construction – General Contractors & Operative Builders)	1,951,985

68,400	Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,145,084

89,785	Fuji Photo Film Company Limited (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)	2,636,126

1,320	Japan Telecom Holdings Company Limited (Communications)	3,899,208

279,100	JFE Holdings Incorporated (Primary Metal Industries)	6,095,905

138,000	Kao Corporation (Chemicals & Allied Products)	2,915,276

38,600	Keyence Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,195,785

1,427,000	Komatsu Limited (Industrial & Commercial Machinery & Computer Equipment)	7,434,222

1,320	Mitsubishi Tokyo Financial Group Incorporated (Depository Institutions)	8,330,127

905,800	Nissan Motor Company Limited (Automotive Dealers & Gasoline Service Stations)	9,770,300

1,028,793	Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)	16,576,356

1,620	NTT DoCoMo Incorporated (Communications)	3,958,824

177,445	Ricoh Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	3,160,861

86,100	Rinnai Corporation (Building Materials, Hardware, Garden Suppy,& Mobile Home Dealers)	2,146,431

290,942	Sharp Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,258,069

155,700	Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)	5,853,646

15,500	SMC Corporation (Industrial & Commercial Machinery & Computer Equipment)	1,634,427

349,100	Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)	10,249,726

4,040	UFJ Holdings Incorporated (Depository Institutions)†	15,875,757

		133,470,277

South Korea – 0.28%

10,400	Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	868,061

8,200	Samsung Electronics Company Limited GDR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	680,600

		1,548,661

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Mexico – 1.43%

114,731	Cemex SA de CV (Stone, Clay, Glass, & Concrete Products)†	$2,862,539

2,960,900	Grupo Financiero BBVA Bancomer SA de CV Series B (Financial Services)†	2,578,083

891,900	Wal-Mart de Mexico SA de CV Series V (General Merchandise Stores)	2,573,803

		8,014,425

Netherlands – 5.51%

107,300	ASML Holding NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)†	1,405,759

598,400	Koninklijke (Royal) KPN NV (Communications)†	4,480,857

510,900	Koninklijke (Royal) Philips Electronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	11,578,099

303,400	Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)	13,323,878

		30,788,593

Portugal – 0.83%

585,500	Portugal Telecom SGPS SA (Communications)	4,629,725

Spain – 0.44%

49,200	Banco Popular Espanol SA (Depository Institutions)	2,433,357

Sweden – 0.83%

107,800	SKF AB Class B (Miscellaneous Manufacturing Industries)	3,400,367

141,600	Assa Abloy AB (Fabricated Metal Products, Except Machinery & Transportation Equipment)	1,244,771

		4,645,138

Switzerland – 8.59%

111,700	Adecco SA (Business Services)	5,518,900

160,800	Credit Suisse Group (Depository Institutions)	5,144,363

54,300	Nestle SA (Food & Kindred Products)	12,520,048

294,100	Novartis AG (Chemicals & Allied Products)	11,379,804

68,360	Swiss Reinsurance (Insurance Carriers)	4,342,930

162,300	UBS AG (Depository Institutions)	9,106,585

		48,012,630

United Kingdom – 21.89%

1,110,400	Barclays PLC (Depository Institutions)	8,518,475

1,365,100	BP PLC (Oil & Gas Extraction)	9,366,774

310,700	British Sky Broadcasting plc (Communications)†	3,172,040

991,855	Capita Group plc (Business Services)	4,053,767

1,072,500	Centrica plc (Electric, Gas, & Sanitary Services)	3,234,070

1,275,200	Compass Group PLC (Eating & Drinking Places)	7,351,624

885,200	Diageo plc (Food & Kindred Products)	9,552,039

343,600	GlaxoSmithKline plc (Chemicals & Allied Products)	7,130,026

84,400	GlaxoSmithKline plc ADR (Chemicals & Allied Products)	3,578,560

432,400	HSBC Holdings plc (Depository Institutions)	5,700,437

569,400	Pearson plc (Printing, Publishing, & Allied Industries)	5,394,588

343,400	Reckitt Benckiser PLC (Chemicals & Allied Products)	6,903,370

369,000	Rio Tinto plc (Metal Mining)	7,865,540

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

United Kingdom (continued)

584,900	Royal Bank of Scotland Group plc (Depository Institutions)	$14,867,864

658,500	Smith & Nephew PLC (Chemicals & Allied Products)	4,332,379

7,901,100	Vodafone Group PLC (Communications)	15,752,311

648,300	WPP Group plc (Communications)	5,466,226

		122,240,090

USA – 0.76%

482,200	iShares MSCI Japan Index Fund (Mutual Fund)	4,224,072

Total Common Stock (Cost $520,425,410)		551,421,547

Total Investment in Securities (Cost $520,425,410)*	98.71%	$551,421,547

Other Assets and Liabilities, Net	1.29	7,218,020

Total Net Assets	100.00%	$558,639,567

†	Non-income earning securities.
*	Cost for federal income tax purposes is $523,966,584 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$46,029,401
Gross Unrealized Depreciation	(18,574,438)

Net Unrealized Appreciation	$27,454,963

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Common Stock – 96.33%

Automotive Dealers & Gasoline Service Stations – 1.18%

11,600	Autozone Incorporated†	$1,038,548

Building Construction – General Contractors & Operative Builders – 0.52%

14,100	DR Horton Incorporated	461,070

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 0.57%

9,700	Lowe’s Companies Incorporated	503,430

Business Services – 13.59%

33,400	Adobe Systems Incorporated	1,311,284

17,800	Affiliated Computer Services Incorporated Class A†	866,682

37,700	BEA Systems Incorporated†	454,285

34,400	Computer Associates International Incorporated	898,184

17,000	eBay Incorporated†	909,670

10,000	Electronic Arts Incorporated†	922,300

119,500	Microsoft Corporation	3,320,905

15,100	Symantec Corporation†	951,602

38,000	Veritas Software Corporation†	1,193,200

32,100	Yahoo! Incorporated†	1,135,698

		11,963,810

Chemicals & Allied Products – 13.64%

14,800	Amgen Incorporated†	955,636

16,500	Avon Products Incorporated	1,065,240

42,100	Bristol-Myers Squibb Company	1,080,286

15,700	Colgate-Palmolive Company	877,473

13,500	Genentech Incorporated†	1,081,890

18,400	Genzyme Corporation†	851,000

24,700	Gilead Sciences Incorporated†	1,381,471

26,400	Medimmune Incorporated†	871,464

10,200	Procter & Gamble Company	946,764

19,400	Teva Pharmaceutical Industries Limited ADR	1,108,710

22,000	Watson Pharmaceuticals Incorporated†	917,180

18,900	Wyeth	871,290

		12,008,404

Communications – 5.67%

127,700	AT&T Wireless Services Incorporated†	1,044,586

26,900	CenturyTel Incorporated	911,641

24,600	EchoStar Communications Corporation Class A†	941,442

30,600	InterActiveCorp†	1,011,330

54,800	Nextel Communications Incorporated Class A†	1,079,012

		4,988,011

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Depository Institutions – 6.90%

13,800	Bank of America Corporation	$1,076,952

58,300	Citigroup Incorporated	2,653,233

10,600	Golden West Financial Corporation	948,806

40,600	JP Morgan Chase & Company	1,393,798

		6,072,789

Educational Services – 1.37%

18,200	Apollo Group Incorporated Class A†	1,201,746

Electric, Gas, & Sanitary Services – 0.95%

28,500	Southern Company	835,620

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.62%

26,800	Analog Devices Incorporated†	1,018,936

65,500	Intel Corporation	1,801,905

10,200	International Business Machines Corporation	900,966

32,700	National Semiconductor Corporation†	1,055,883

18,600	QLogic Corporation†	874,386

25,300	Qualcomm Incorporated	1,053,492

		6,705,568

Engineering, Accounting, Research Management & Related Services – 1.03%

21,000	Celgene Corporation†	909,930

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.23%

19,000	Fortune Brands Incorporated	1,078,250

Food & Kindred Products – 0.88%

15,700	Anheuser-Busch Companies Incorporated	774,638

General Merchandise Stores – 1.62%

25,500	Wal-Mart Stores Incorporated	1,424,175

Home Furniture, Furnishings, & Equipment Stores – 2.23%

26,900	Bed Bath & Beyond Incorporated†	1,027,042

19,600	Best Buy Company Incorporated†	931,392

		1,958,434

Industrial & Commercial Machinery & Computer Equipment – 9.04%

43,400	Apple Computer Incorporated†	895,342

13,400	Caterpillar Incorporated	922,456

66,700	Cisco Systems Incorporated†	1,303,318

16,300	Deere & Company	868,953

31,000	Dell Incorporated†	1,035,090

94,300	EMC Corporation†	1,191,009

16,100	Ingersoll-Rand Company Class A	860,384

15,200	Varian Medical Systems Incorporated†	873,696

		7,950,248

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Insurance Carriers – 3.57%

23,300	Allstate Corporation	$851,149

14,000	John Hancock Financial Services Incorporated	473,200

24,400	Safeco Corporation	860,344

12,300	XL Capital Limited Class A	952,512

		3,137,205

Leather & Leather Products – 0.99%

16,000	Coach Incorporated†	873,600

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.14%

14,300	Boston Scientific Corporation†	912,340

18,100	Guidant Corporation	847,985

2,200	St Jude Medical Incorporated†	118,294

		1,878,619

Miscellaneous Retail – 1.40%

25,500	Amazon.Com Incorporated†	1,233,180

Motor Freight Transportation & Warehousing – 1.24%

17,100	United Parcel Service Incorporated Class B	1,090,980

Non-Depository Credit Institutions – 1.20%

13,500	Countrywide Financial Corporation	1,056,780

Oil & Gas Extraction – 5.47%

14,250	Apache Corporation	988,095

30,500	BJ Services Company†	1,042,185

22,400	EOG Resources Incorporated	934,976

24,600	Occidental Petroleum Corporation	866,658

46,700	XTO Energy Incorporated	980,233

		4,812,147

Petroleum Refining & Related Industries – 2.77%

16,100	ConocoPhillips	881,475

42,400	Exxon Mobil Corporation	1,551,840

		2,433,315

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.34%

10,200	Goldman Sachs Group Incorporated	855,780

22,500	Merrill Lynch & Company Incorporated	1,204,425

		2,060,205

Stone, Clay, Glass, & Concrete Products – 1.31%

122,100	Corning Incorporated†	1,150,182

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Transportation By Air – 2.25%

14,500	JetBlue Airways Corporation†	$884,065

61,800	Southwest Airlines Company	1,093,860

		1,977,925

Transportation Equipment – 2.18%

19,500	Harley-Davidson Incorporated	939,900

12,700	United Technologies Corporation	981,456

		1,921,356

Wholesale Trade – Durable Goods – 1.43%

25,400	Johnson & Johnson	1,257,809

Total Common Stock (Cost $75,954,600)		84,757,972

Short Term Investments – 5.76%

5,071,564	Wells Fargo Money Market Trust~	5,071,564

Total Short Term Investment (Cost $5,071,564)		5,071,564

Total Investment in Securities (Cost $81,026,164)*	102.09%	$89,829,536

Other Assets and Liabilities, Net	(2.09)	(1,841,132)

Total Net Assets	100.00%	$87,988,404

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $82,077,312 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$9,552,807
Gross Unrealized Depreciation	(1,800,583)

Net Unrealized Appreciation	$7,752,224

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.52%

Apparel & Accessory Stores – 1.69%

100,800	Gap Incorporated	$1,725,696

83,500	Limited Brands	1,259,180

		2,984,876

Building Construction – General Contractors & Operative Builders – 0.74%

16,800	Lennar Corporation Class A	1,306,872

Business Services – 4.14%

64,000	Affiliated Computer Services Incorporated Class A†	3,116,160

151,700	Amdocs Limited†	2,851,960

48,500	Microsoft Corporation	1,347,815

		7,315,935

Chemicals & Allied Products – 8.81%

75,500	Bristol-Myers Squibb Company	1,937,330

37,500	Du Pont (EI) de Nemours & Company	1,500,375

34,000	Monsanto Company	813,960

75,000	Pfizer Incorporated	2,278,500

29,800	Procter & Gamble Company	2,766,036

75,000	Rohm & Haas Company	2,508,750

69,100	Watson Pharmaceuticals Incorporated†	2,880,779

18,500	Wyeth	852,850

		15,538,580

Communications – 5.17%

202,500	AT&T Wireless Services Incorporated†	1,656,450

80,400	Avaya Incorporated†	876,360

78,000	BellSouth Corporation	1,847,040

114,500	SBC Communications Incorporated	2,547,625

68,000	Verizon Communications Incorporated	2,205,920

		9,133,395

Depository Institutions – 16.70%

29,500	Astoria Financial Corporation	911,550

68,400	Bank of America Corporation	5,337,936

170,500	Citigroup Incorporated	7,759,455

128,300	JP Morgan Chase & Company	4,404,539

51,500	National City Corporation	1,517,190

50,900	National Commerce Financial Corporation	1,266,392

183,000	Sovereign Bancorp Incorporated	3,394,650

118,000	Wachovia Corporation	4,860,420

		29,452,132

Eating & Drinking Places – 1.35%

101,500	McDonald’s Corporation	2,389,310

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services – 5.16%

269,500	AES Corporation†	$1,999,690

38,500	Edison International†	735,350

40,000	PPL Corporation	1,638,000

120,500	TXU Corporation	2,838,980

199,500	Williams Companies Incorporated	1,879,290

		9,091,310

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 2.84%

499,500	Agere Systems Incorporated Class A†	1,533,465

41,500	Intel Corporation	1,141,665

167,000	LSI Logic Corporation†	1,501,330

62,800	Micron Technology Incorporated†	842,776

		5,019,236

Engineering, Accounting, Research Management & Related Services – 1.12%

32,500	Quest Diagnostics Incorporated†	1,970,800

Food & Kindred Products – 1.05%

97,100	Coca Cola Enterprises Incorporated	1,850,726

Hotels, Rooming Houses, Camps, & Other Lodge Places – 2.10%

101,500	MGM Mirage†	3,709,825

Industrial & Commercial Machinery & Computer Equipment – 4.13%

14,500	Eaton Corporation	1,284,990

22,500	International Business Machines Corporation	1,987,425

108,000	Pall Corporation	2,423,520

133,000	Symbol Technologies Incorporated	1,589,350

		7,285,285

Insurance Agents, Brokers & Service – 0.90%

33,400	Marsh & McLennan Companies Incorporated	1,590,174

Insurance Carriers – 4.62%

44,200	American International Group Incorporated	2,550,340

34,000	Lincoln National Corporation	1,202,920

31,000	Mercury General Corporation	1,388,180

24,000	MGIC Investment Corporation	1,249,680

35,200	UnitedHealth Group Incorporated	1,771,264

		8,162,384

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 0.51%

34,000	Rockwell Automation Incorporated	892,500

Metal Mining – 2.54%

80,500	Freeport-McMoRan Copper & Gold Incorporated Class B	2,664,550

46,500	Newmont Mining Corporation	1,817,685

		4,482,235

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail – 1.16%

40,400	CVS Corporation	$1,254,824

33,500	Staples Incorporated†	795,625

		2,050,449

Motion Pictures – 2.81%

202,500	AOL Time Warner Incorporated†	3,059,775

94,500	Walt Disney Company	1,906,065

		4,965,840

Non-Depository Credit Institutions – 3.29%

65,500	American Express Company	2,951,430

125,000	MBNA Corporation	2,850,000

		5,801,430

Oil & Gas Extraction – 3.10%

27,500	Devon Energy Corporation	1,325,225

33,500	Nabors Industries Limited†	1,248,210

60,000	Schlumberger Limited	2,904,000

		5,477,435

Petroleum Refining & Related Industries – 6.67%

39,000	ChevronTexaco Corporation	2,786,550

37,500	ConocoPhillips	2,053,125

152,500	Exxon Mobil Corporation	5,581,500

35,500	Valero Energy Corporation	1,358,585

		11,779,760

Primary Metal Industries – 1.95%

131,500	Alcoa Incorporated	3,440,040

Rubber & Miscellaneous Plastics Products – 0.81%

23,600	Nike Incorporated Class B	1,435,352

Security & Commodity Brokers, Dealers, Exchanges & Services – 4.86%

24,000	Bear Stearns Companies Incorporated	1,795,200

21,000	Goldman Sachs Group Incorporated	1,761,900

57,000	Merrill Lynch & Company Incorporated	3,051,210

39,000	Morgan Stanley	1,967,940

		8,576,250

Stone, Clay, Glass, & Concrete Products – 3.32%

89,100	Cemex SA de CV†	2,223,045

387,000	Corning Incorporated†	3,645,540

		5,868,585

Tobacco Products – 1.30%

52,500	Altria Group Incorporated	2,299,500

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Transportation Equipment – 5.07%

154,000	Ford Motor Company	$1,658,580

23,500	Lear Corporation†	1,237,040

44,500	Lockheed Martin Corporation	2,053,675

60,000	Textron Incorporated	2,367,000

21,000	United Technologies Corporation	1,622,880

		8,939,175

Water Transportation – 0.61%

33,000	Carnival Corporation	1,085,370

Total Common Stock (Cost $178,552,305)		173,894,761

Short Term Investments – 5.48%

9,662,763	Wells Fargo Money Market Trust~	9,662,763

Total Short-Term Investments (Cost $9,662,763)		9,662,763

Total Investment in Securities (Cost $188,215,068)*	104.00%	$183,557,524

Other Assets and Liabilities, Net	(4.00)	(7,053,259)

Total Net Assets	100.00%	$176,504,265

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $188,215,068 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$756,214
Gross Unrealized Depreciation	(5,413,758)

Net Unrealized Depreciation	$(4,657,544)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.58%

Apparel & Accessory Stores – 3.68%

2,161,600	Kohl’s Corporation†	$115,645,600

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 8.27%

1,250,200	Fastenal Company	47,257,561

3,270,017	Home Depot Incorporated	104,150,041

2,089,400	Lowe’s Companies Incorporated	108,439,860

		259,847,462

Business Services – 25.47%

803,100	Automatic Data Processing Incorporated	28,791,135

629,300	DST Systems Incorporated†	23,661,680

3,379,200	eBay Incorporated†	180,820,992

3,849,800	First Data Corporation	153,838,008

2,617,368	Fiserv Incorporated†	94,827,243

1,348,200	IMS Health Incorporated	28,447,020

7,325,620	Microsoft Corporation	203,578,980

1,665,100	Sungard Data Systems Incorporated†	43,808,780

1,359,300	Veritas Software Corporation†	42,682,020

		800,455,858

Chemicals & Allied Products – 8.39%

2,183,500	Amgen Incorporated†	140,988,595

4,036,525	Pfizer Incorporated	122,629,630

		263,618,225

Depository Institutions – 1.32%

924,700	State Street Corporation	41,611,500

Educational Services – 0.98%

465,200	Apollo Group Incorporated Class A†	30,717,156

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.21%

7,215,650	Intel Corporation	198,502,532

5,834,100	Nokia OYJ ADR	91,011,960

		289,514,492

Engineering, Accounting, Research Management & Related Services – 4.16%

3,851,310	Paychex Incorporated	130,674,948

General Merchandise Stores – 3.80%

803,600	Family Dollar Stores Incorporated	32,055,604

1,565,500	Wal-Mart Stores Incorporated	87,433,175

		119,488,779

Industrial & Commercial Machinery & Computer Equipment – 9.99%

7,745,600	Cisco Systems Incorporated†	151,349,024

3,173,500	Dell Incorporated†	105,963,165

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

4,494,200	EMC Corporation†	$56,761,746

		314,073,935

Insurance Carriers – 4.36%

2,375,616	American International Group Incorporated	137,073,043

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.95%

3,985,500	Medtronic Incorporated	186,999,660

Personal Services – 2.44%

2,080,750	Cintas Corporation	76,654,830

Security & Commodity Brokers, Dealers, Exchanges & Services – 8.73%

10,800,387	Charles Schwab Corporation	128,632,609

1,738,150	Goldman Sachs Group Incorporated	145,830,785

		274,463,394

Wholesale Trade Non-Durable Goods – 1.83%

982,980	Cardinal Health Incorporated	57,396,202

Total Common Stock (Cost $2,754,439,939)		3,098,235,084

Short Term Investments – 1.66%

52,059,789	Wells Fargo Money Market Trust~	52,059,789

Total Short-Term Investments (Cost $52,059,789)		52,059,789

Total Investment in Securities (Cost $2,806,499,728)*	100.24%	$3,150,294,873

Other Assets and Liabilities, Net	(0.24)	(7,500,336)

Total Net Assets	100.00%	$3,142,794,537

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $2,828,149,846 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$521,713,483
Gross Unrealized Depreciation	(199,568,456)

Net Unrealized Appreciation	$322,145,027

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 87.18%

Apparel & Accessory Stores – 0.97%

3,753	Stage Stores Incorporated†	$95,626

Business Services – 3.33%

9,650	Overland Storage Incorporated†	142,337

22,850	Plumtree Software Incorporated†	96,656

4,110	Progress Software Corporation†	88,365

		327,358

Communications – 1.05%

5,250	Citadel Broadcasting Corporation†	103,740

Construction Special Trade Contractors – 3.66%

7,344	Chicago Bridge & Iron Company NV	199,463

9,046	Insituform Technologies Incorporated Class A†	160,657

		360,120

Depository Institutions – 6.47%

7,933	Colonial BancGroup Incorporated	114,553

3,608	FNB Corporation	124,476

4,592	Provident Bankshares Corporation	129,724

3,000	Summit Bancshares Incorporated	82,500

3,332	United Bankshares Incorporated	99,793

2,500	Whitney Holding Corporation	85,000

		636,046

Electric, Gas, & Sanitary Services – 6.53%

10,007	DPL Incorporated	171,620

4,500	Energen Corporation	162,810

4,080	Pinnacle West Capital Corporation	144,840

5,345	Wisconsin Energy Corporation	163,397

		642,667

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 1.00%

2,500	Moog Incorporated Class A†	98,000

Fabricated Metal Products, Except Machinery & Transportation Equipment – 2.53%

17,842	Crown Holdings Incorporated†	120,434

9,950	NN Incorporated	127,957

		248,391

Food & Kindred Products – 7.94%

9,872	Boston Beer Company Incorporated Class A†	157,162

6,329	Bunge Limited	174,048

594	Farmer Bros Company	190,264

8,263	Sanderson Farms Incorporated	259,954

		781,428

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Health Services – 4.50%

5,112	Covance Incorporated†	$114,406

1,370	Coventry Health Care Incorporated†	72,254

4,410	HCC Insurance Holdings Incorporated	128,243

6,200	Sierra Health Services Incorporated†	127,410

		442,313

Industrial & Commercial Machinery & Computer Equipment – 4.65%

3,950	Briggs & Stratton Corporation	232,102

4,314	Iomega Corporation†	48,058

7,365	Lufkin Industries Incorporated	176,760

		456,920

Insurance Agents, Brokers & Service – 0.88%

4,790	Humana Incorporated†	86,460

Insurance Carriers – 11.26%

10,079	Direct General Corporation†	252,681

10,271	Endurance Specialty Holdings Limited	299,913

8,192	Platinum Underwriters Holdings Limited	230,195

8,700	Scottish Re Group Limited	210,105

4,110	Zenith National Insurance Corporation	114,340

		1,107,234

Leather & Leather Products – 3.78%

6,247	Steven Madden Limited†	118,506

17,625	Maxwell Shoe Company Incorporated Class A†	253,095

		371,601

Legal Services – 0.53%

2,996	FTI Consulting Incorporated†	51,981

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.61%

16,092	BEI Technologies Incorporated	251,035

3,540	Vital Signs Incorporated	103,722

		354,757

Miscellaneous Retail – 3.52%

6,853	Ferrellgas Partners LP	154,536

6,147	Petco Animal Supplies Incorporated†	191,786

		346,322

Motor Freight Transportation & Warehousing – 0.54%

2,038	JB Hunt Transport Services Incorporated†	53,029

Oil & Gas Extraction – 7.75%

12,560	Key Energy Services Incorporated†	121,200

6,312	Patina Oil & Gas Corporation	228,747

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

4,817	Precision Drilling Corporation†	$181,408

12,750	Southwestern Energy Company†	230,775

		762,130

Primary Metal Industries – 2.38%

21,581	Century Aluminum Company†	234,154

Technology – 1.60%

13,707	Universal Electronics Incorporated†	157,631

Tobacco Products – 1.62%

3,792	Universal Corporation	159,757

Transportation By Air – 1.71%

10,228	Frontier Airlines Incorporated†	168,353

Transportation Services – 1.53%

7,532	Pacer International Incorporated†	150,113

Wholesale Trade – Durable Goods – 2.24%

14,392	PEP Boys-Manny Moe & Jack	220,198

Wholesale Trade Non-Durable Goods – 1.60%

38,508	Allscripts Healthcare Solutions Incorporated†	157,113

Total Common Stock (Cost $7,142,988)		8,573,442

Real Estate Investment Trust – 1.14%

6,810	Annaly Mortgage Management Incorporated	111,820

Total Real Estate Investment Trust (Cost $115,553)		111,820

Short-Term Investments – 11.99%

667,045	Wells Fargo Cash Investment Fund~	667,046

511,672	Wells Fargo Money Market Trust~	511,672

Total Short-Term Investments (Cost $1,178,718)		1,178,718

Total Investment in Securities (Cost $8,437,259)*	100.31%	$9,863,980

Other Assets and Liabilities, Net	(0.31)	(30,517)

Total Net Assets	100.00%	$9,833,463

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $8,471,097 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$1,539,317
Gross Unrealized Depreciation	(146,434)

Net Unrealized Appreciation	$1,392,883

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 87.33%

Agricultural Production Crops – 0.20%

21,116	Delta & Pine Land Company	$485,879

Amusement & Recreation Services – 0.43%

16,158	Argosy Gaming Company†	394,255

17,919	Bally Total Fitness Holding Corporation†	154,999

14,402	Pinnacle Entertainment Incorporated†	100,814

16,610	WMS Industries Incorporated†	376,383

		1,026,451

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.66%

3,564	Haggar Corporation	55,064

14,594	Kellwood Company	488,169

16,841	Phillips-Van Heusen Corporation	252,783

30,135	Quiksilver Incorporated†	480,653

17,955	Russell Corporation	292,667

		1,569,336

Apparel & Accessory Stores – 2.35%

24,759	AnnTaylor Stores Corporation†	795,753

7,191	Ashworth Incorporated†	49,834

24,737	Burlington Coat Factory Warehouse Corporation	462,582

11,274	Cato Corporation	227,397

14,774	Childrens Place†	253,374

20,664	Christopher & Banks Corporation	493,043

16,197	Dress Barn Incorporated†	221,899

11,196	Footstar Incorporated†	75,685

18,083	Goody’s Family Clothing Incorporated	178,298

16,275	Gymboree Corporation†	229,315

26,253	HOT Topic Incorporated†	591,743

6,590	Oshkosh B’Gosh Incorporated Class A	169,495

41,813	Pacific Sunwear of California Incorporated†	863,857

19,056	Too Incorporated†	280,695

21,632	Urban Outfitters Incorporated†	563,730

16,424	Wet Seal Incorporated Class A†	165,061

		5,621,761

Automotive Repair, Services, & Parking – 0.15%

20,048	Central Parking Corporation	245,588

8,352	Midas Incorporated	109,912

		355,500

Banking – 0.41%

31,948	Republic Bancorp Incorporated	425,547

21,352	Community First Bankshares Incorporated	564,333

		989,880

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Building Construction – General Contractors & Operative Builders – 1.84%

15,852	MDC Holdings Incorporated	$856,007

3,993	NVR Incorporated†	1,862,735

13,884	Ryland Group Incorporated	1,015,059

17,884	Standard-Pacific Corporation	677,804

		4,411,605

Business Services – 6.78%

18,090	Aaron Rents Incorporated	378,988

27,333	ABM Industries Incorporated	386,762

14,756	Administaff Incorporated†	131,181

11,063	Advo Incorporated†	460,553

23,441	American Management Systems Incorporated†	298,873

8,226	Ansys Incorporated†	292,352

16,530	Arbitron Incorporated†	583,509

10,777	Barra Incorporated†	404,676

12,870	Brady Corporation Class A	409,395

6,964	Brooktrout Incorporated†	53,623

15,951	CACI International Incorporated Class A†	683,500

16,824	Captaris Incorporated†	88,999

13,077	Carreker Corporation†	105,270

19,761	Cerner Corporation†	610,022

35,532	Ciber Incorporated†	270,043

23,731	Cognex Corporation	623,888

22,319	Dendrite International Incorporated†	339,026

25,963	eFunds Corporation†	320,643

18,540	Factset Research Systems Incorporated	822,249

20,108	Filenet Corporation†	403,568

12,304	Gerber Scientific Incorporated	87,358

10,083	Heidrick & Struggles International Incorporated†	170,705

20,246	Hyperion Solutions Corporation†	584,502

6,413	Insurance Auto Auctions Incorporated†	72,146

15,829	JDA Software Group Incorporated†	235,377

10,996	Kronos Incorporated†	581,798

22,222	Labor Ready Incorporated†	223,331

16,269	Manhattan Associates Incorporated†	421,204

8,555	Mapinfo Corporation†	82,042

6,692	Memberworks Incorporated†	212,939

25,807	Midway Games Incorporated†	76,389

13,561	MRO Software Incorporated†	185,108

14,388	NCO Group Incorporated†	337,686

19,347	NDCHealth Corporation	405,320

19,062	Netegrity Incorporated†	190,811

12,569	Network Equipment Technologies Incorporated†	115,006

14,087	On Assignment Incorporated†	74,379

10,909	PC-Tel Incorporated†	116,399

13,453	Phoenix Technologies Limited†	84,350

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

18,682	Progress Software Corporation†	$401,663

8,799	QRS Corporation†	74,792

15,324	Radiant Systems Incorporated†	95,928

9,847	Radisys Corporation†	177,640

15,181	Roxio Incorporated†	131,619

22,434	Serena Software Incorporated†	417,272

9,075	Sourcecorp Incorporated†	210,994

32,927	Spherion Corporation†	229,172

9,589	SPSS Incorporated†	161,766

7,890	Startek Incorporated†	252,480

18,682	Systems & Computer Technology Corporation†	194,853

23,141	Take-Two Interactive Software Incorporated†	790,728

7,532	Talx Corporation	185,438

21,232	THQ Incorporated†	348,629

20,493	Verity Incorporated†	267,844

8,450	Volt Information Sciences Incorporated†	139,425

12,153	Websense Incorporated†	258,494

		16,262,707

Chemicals & Allied Products – 3.73%

28,613	Alpharma Incorporated Class A	532,199

12,472	Arch Chemicals Incorporated	259,418

15,552	Arqule Incorporated†	71,539

14,281	Cambrex Corporation	324,179

7,950	Cima Labs Incorporated†	222,203

15,910	Diagnostic Products Corporation	578,010

18,010	Georgia Gulf Corporation	420,534

15,762	HB Fuller Company	382,544

18,969	Idexx Laboratories Incorporated†	805,993

17,946	MacDermid Incorporated	474,672

15,083	Medicis Pharmaceutical Corporation Class A	883,864

16,542	MGI Pharma Incorporated†	649,439

7,729	Natures Sunshine Products Incorporated	64,151

36,905	NBTY Incorporated†	861,732

12,491	Noven Pharmaceuticals Incorporated†	142,397

15,747	OM Group Incorporated†	230,536

22,176	Omnova Solutions Incorporated†	77,838

14,242	Parexel International Corporation†	218,187

4,727	Penford Corporation	61,451

50,931	PolyOne Corporation	200,159

5,195	Quaker Chemical Corporation	120,836

17,461	Scotts Company†	955,117

9,647	SurModics Incorporated†	258,925

17,707	Wellman Incorporated	132,980

		8,928,903

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Coal Mining – 0.23%

41,829	Massey Energy Company	$556,326

Communications – 1.12%

20,399	Anixter International Incorporated†	464,485

12,724	Audiovox Corporation Class A†	160,704

10,029	Boston Communications Group Incorporated†	99,999

31,050	General Communication Incorporated Class A†	258,336

20,575	Global Payments Incorporated	740,700

12,523	j2 Global Communications Incorporated†	473,745

13,716	Metro One Telecommunications Incorporated†	47,732

23,202	WebEx Communications Incorporated†	440,606

		2,686,307

Computers – Intergrated Systems – 0.07%

17,759	Agilysys Incorporated	155,746

Construction Special Trade Contractors – 0.26%

8,323	EMCOR Group Incorporated†	354,144

14,698	Insituform Technologies Incorporated Class A†	261,036

		615,180

Depository Institutions – 6.84%

13,579	Anchor Bancorp Wisconsin Incorporated	318,833

16,331	Bankunited Financial Corporation Class A†	344,257

12,580	Boston Private Financial Holdings Incorporated	296,385

31,995	Brookline Bancorp Incorporated	470,966

20,235	Chittenden Corporation	601,991

24,563	Commercial Federal Corporation	598,109

14,129	Dime Community Bancshares	324,967

15,510	Downey Financial Corporation	724,782

13,323	East West Bancorp Incorporated	569,558

22,217	First Bancorp Puerto Rico	683,173

25,879	First Midwest Bancorp Incorporated	768,865

8,082	First Republic Bank	249,168

9,427	FirstFed Financial Corporation†	372,367

32,987	Flagstar Bancorp Incorporated	757,052

6,418	GBC Bancorp/California	246,130

24,762	Hudson United Bancorp	870,880

15,507	Irwin Financial Corporation	376,820

14,510	MAF Bancorp Incorporated	554,282

13,596	Provident Bankshares Corporation	384,087

15,846	Riggs National Corporation	249,575

13,856	Seacoast Financial Services Corporation	286,958

25,904	South Financial Group Incorporated	644,751

18,863	Southwest Bancorp of Texas Incorporated	688,688

33,168	Staten Island Bancorp Incorporated	645,118

24,472	Sterling Bancshares Incorporated/Texas	291,951

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

22,034	Susquehanna Bancshares Incorporated	$566,274

41,366	Trustco Bank Corporation NY	511,284

24,718	UCBH Holdings Incorporated	747,225

23,129	United Bankshares Incorporated	692,714

19,048	Waypoint Financial Corporation	380,960

22,298	Whitney Holding Corporation	758,132

10,328	Wintrust Financial Corporation	389,056

		16,365,358

Durable Goods – Consumer – 0.06%

14,945	Sturm Ruger & Company Incorporated	154,232

Eating & Drinking Places – 2.02%

15,029	CEC Entertainment Incorporated†	589,138

11,906	Ihop Corporation	391,112

19,996	Jack in the Box Incorporated†	355,929

15,289	Landry’s Restaurants Incorporated	314,953

11,512	Lone Star Steakhouse & Saloon Incorporated	240,601

11,221	O’Charleys Incorporated†	166,407

14,043	PF Chang’s China Bistro Incorporated†	636,850

9,941	Papa John’s International Incorporated†	246,636

18,515	Rare Hospitality International Incorporated†	461,209

23,398	Ryan’s Family Steak Houses Incorporated†	299,260

21,490	Sonic Corporation†	543,267

15,009	Steak N Shake Company†	223,634

34,899	Triarc Companies Incorporated Class B	362,950

		4,831,946

Educational Services – 0.50%

24,866	ITT Educational Services Incorporated†	1,191,579

Electric, Gas, & Sanitary Services – 3.55%

8,438	American States Water Company	198,884

27,591	Atmos Energy Corporation	660,529

26,772	Avista Corporation	417,108

6,152	Cascade Natural Gas Corporation	120,579

6,574	Central Vermont Public Service Corporation	145,811

8,793	CH Energy Group Incorporated	386,892

26,246	Cleco Corporation	428,860

27,268	El Paso Electric Company†	314,945

19,402	Energen Corporation	701,964

2,756	Green Mountain Power Corporation	62,148

10,575	Laclede Group Incorporated	285,631

15,065	New Jersey Resources Corporation	542,943

14,252	Northwest Natural Gas Company	413,308

8,897	NUI Corporation	133,010

18,499	Piedmont Natural Gas Company	721,461

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

39,723	Southern Union Company	$675,291

18,689	Southwest Gas Corporation	424,240

23,370	UGI Corporation	676,094

8,031	UIL Holdings Corporation	281,005

18,654	Unisource Energy Corporation	354,799

15,680	Waste Connections Incorporated†	550,211

		8,495,713

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.43%

13,629	Actel Corporation†	326,685

23,056	Acuity Brands Incorporated	416,391

59,546	Adaptec Incorporated†	450,168

17,870	Advanced Energy Industries Incorporated†	337,207

36,617	Aeroflex Incorporated†	324,060

19,878	Alliance Semiconductor Corporation†	108,136

16,132	AO Smith Corporation	451,857

13,051	Applica Incorporated†	78,959

21,495	Artesyn Technologies Incorporated†	162,932

17,083	ATMI Incorporated†	431,687

18,158	Baldor Electric Company	383,315

6,083	Bel Fuse Incorporated Class B	160,713

13,681	Benchmark Electronics Incorporated†	578,296

14,213	C&D Technologies Incorporated	268,910

20,220	C-COR.net Corporation†	133,452

24,870	Cable Design Technologies Corporation†	198,960

7,146	Catapult Communications Corporation†	89,897

18,172	Checkpoint Systems Incorporated†	287,118

6,375	Concerto Software Incorporated†	54,188

9,586	Concord Communications Incorporated†	125,481

18,965	CTS Corporation	233,459

14,839	Cubic Corporation	372,756

19,173	Cymer Incorporated†	789,928

11,608	Dionex Corporation†	456,891

15,238	DSP Group Incorporated†	379,579

10,032	Dupont Photomasks Incorporated†	227,827

15,394	Electro Scientific Industries Incorporated†	324,352

21,459	ESS Technology Incorporated†	231,328

22,212	Exar Corporation†	313,856

17,880	Harman International Industries Incorporated	1,758,498

33,578	Harmonic Incorporated†	210,534

14,496	Helix Technology Corporation	237,300

14,201	Hutchinson Technology Incorporated†	470,053

13,842	Inter-Tel Incorporated	339,821

13,071	Magnetek Incorporated†	64,701

11,740	Mercury Computer Systems Incorporated†	250,414

20,096	Methode Electronics	237,334

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

16,072	Microsemi Corporation†	$244,937

3,785	National Presto Industries Incorporated	129,977

10,971	Park Electrochemical Corporation	249,590

14,261	Pericom Semiconductor Corporation†	142,610

17,794	Photronics Incorporated†	378,300

16,118	Power Integrations Incorporated†	535,762

13,901	Regal-Beloit Corporation	283,580

8,854	Rogers Corporation†	274,651

6,212	Salton Incorporated†	61,809

8,109	SBS Technologies Incorporated†	87,983

82,106	Skyworks Solutions Incorporated†	747,165

9,292	Standard Microsystems Corporation†	250,698

7,029	Supertex Incorporated†	126,100

23,414	Symmetricom Incorporated†	148,211

22,312	Technitrol Incorporated†	410,764

11,821	Three-Five Systems Incorporated†	65,134

7,527	Tollgrade Communications Incorporated†	120,959

18,990	Varian Semiconductor Equipment Associates Incorporated†	711,176

14,507	Viasat Incorporated†	258,370

23,191	Vicor Corporation†	221,010

12,515	Zix Corporation†	101,497

		17,817,326

Engineering, Accounting, Research Management & Related Services – 2.53%

8,613	American Healthways Incorporated†	361,660

10,762	CDI Corporation	290,897

30,822	Cephalon Incorporated†	1,415,346

22,258	Kroll Incorporated†	413,999

11,501	MAXIMUS Incorporated†	396,209

30,943	Pharmaceutical Product Development Incorporated†	742,323

34,395	PRG-Schultz International Incorporated†	195,364

28,944	Regeneron Pharmaceuticals Incorporated†	511,440

29,691	Tetra Tech Incorporated†	591,148

18,112	URS Corporation†	351,373

50,253	US Oncology Incorporated†	367,349

18,294	Watson Wyatt & Company Holdings†	411,798

		6,048,906

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.84%

21,359	Alliant Techsystems Incorporated†	1,026,300

19,964	Aptargroup Incorporated	732,479

3,514	Butler Manufacturing Company	53,378

15,619	Commercial Metals Company	286,921

19,800	Masotech Incorporated (Escrow)†(a)	0

16,414	Griffon Corporation†	294,795

7,855	Material Sciences Corporation†	80,278

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

7,939	Mobile Mini Incorporated†	$153,143

20,961	Shaw Group Incorporated†	220,300

13,654	Simpson Manufacturing Company Incorporated†	558,312

7,168	SPS Technologies Incorporated†	322,560

31,223	Tower Automotive Incorporated†	140,504

13,249	Valmont Industries Incorporated	262,198

15,086	Watts Industries Incorporated Class A	265,815

		4,396,983

Finance Companies – 0.09%

12,626	iDine Rewards Network Incorporated†	205,173

Food & Kindred Products – 0.75%

9,893	American Italian Pasta Company Class A†	382,761

19,998	Corn Products International Incorporated	636,936

4,813	J&J Snack Foods Corporation†	167,492

16,160	Lance Incorporated	160,630

16,047	Ralcorp Holdings Incorporated†	444,502

		1,792,321

Food Stores – 0.35%

21,390	Great Atlantic & Pacific Tea Company Incorporated†	173,473

16,450	Panera Bread Company†	673,792

		847,265

Food-Wholesale – 0.24%

25,033	Flowers Foods Incorporated	570,752

Furniture & Fixtures – 0.63%

6,443	Bassett Furniture Industries Incorporated	87,303

20,610	Ethan Allen Interiors Incorporated	741,960

31,085	La-Z-Boy Incorporated	690,087

		1,519,350

General Merchandise Stores – 0.61%

27,573	Casey’s General Stores Incorporated	386,849

21,435	Fred’s Incorporated	706,498

16,156	ShopKo Stores Incorporated†	242,340

23,085	Stein Mart Incorporated†	126,275

		1,461,962

Health Services – 2.51%

26,529	Accredo Health Incorporated†	742,546

10,960	Amsurg Corporation†	361,570

17,924	Cross Country Healthcare Incorporated†	252,549

10,920	CryoLife Incorporated†	67,267

6,854	Curative Health Services Incorporated†	122,481

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Health Services (continued)

16,599	Enzo Biochem Incorporated†	$323,846

35,930	Hooper Holmes Incorporated	238,935

18,082	Nautilus Group Incorporated	228,195

19,752	Odyssey HealthCare Incorporated†	589,005

27,899	Orthodontic Centers of America Incorporated†	219,844

13,091	Pediatrix Medical Group Incorporated†	602,841

27,060	Province Healthcare Company†	350,427

8,830	RehabCare Group Incorporated†	150,552

26,801	Renal Care Group Incorporated†	915,254

5,456	Roto-Rooter Incorporated	193,961

15,248	Sierra Health Services Incorporated†	313,346

12,352	Sunrise Senior Living Incorporated†	323,993

		5,996,612

Home Furniture, Furnishings, & Equipment Stores – 0.90%

13,957	Bell Microproducts Incorporated†	90,859

11,864	Cost Plus Incorporated†	438,019

13,805	Electronics Boutique Holdings Corporation†	394,409

12,127	Haverty Furniture Companies Incorporated	221,682

24,496	Linens ’n Things Incorporated†	582,515

17,897	Movie Gallery Incorporated†	351,676

8,098	Ultimate Electronics Incorporated†	76,850

		2,156,010

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.34%

19,481	Aztar Corporation†	345,008

16,362	Marcus Corporation	249,684

24,843	Prime Hospitality Corporation†	215,886

		810,578

Industrial & Commercial Machinery & Computer Equipment – 4.62%

10,929	Astec Industries Incorporated†	112,566

54,645	Axcelis Technologies Incorporated†	451,368

10,720	Black Box Corporation	426,763

12,010	Briggs & Stratton Corporation	705,708

20,477	Brooks Automation Incorporated†	427,969

9,603	Dril-Quip Incorporated†	162,291

8,916	Engineered Support Systems Incorporated	539,418

16,458	Fedders Corporation	95,456

8,911	Gardner Denver Incorporated†	187,220

11,798	Global Imaging Systems Incorporated†	290,231

12,572	Hydril Company†	254,709

18,046	IDEX Corporation	657,596

15,574	Kaydon Corporation	369,727

27,619	Kulicke & Soffa Industries Incorporated†	299,390

32,329	Lennox International Incorporated	472,327

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

6,516	Lindsay Manufacturing Company	$130,972

14,668	Manitowoc Company Incorporated	318,149

9,630	Micros Systems Incorporated†	328,865

18,785	Milacron Incorporated	43,206

17,300	NYFIX Incorporated†	96,880

21,635	Paxar Corporation†	276,928

7,780	Planar Systems Incorporated†	166,881

14,909	Rainbow Technologies Incorporated†	136,268

7,977	Robbins & Myers Incorporated	177,408

8,605	SCM Microsystems Incorporated†	62,903

9,534	Thomas Industries Incorporated	271,910

47,468	Timken Company	723,412

13,589	Toro Company	611,505

12,641	Ultratech Incorporated†	356,729

14,398	Watsco Incorporated	275,146

6,238	Woodward Governor Company	272,663

26,100	Zebra Technologies Corporation Class A†	1,345,977

		11,048,541

Insurance Agents, Brokers & Service – 0.24%

18,849	Hilb Rogal & Hamilton Company	585,073

Insurance Carriers – 2.76%

11,472	AMERIGROUP Corporation†	511,993

10,789	Centene Corporation†	327,878

11,353	Delphi Financial Group Incorporated Class A	528,142

42,059	Fremont General Corporation	534,570

10,295	Landamerica Financial Group Incorporated	471,923

25,909	Mid Atlantic Medical Services Incorporated†	1,332,500

12,144	Philadelphia Consolidated Holding Company†	561,053

16,291	Presidential Life Corporation	246,483

13,949	RLI Corporation	459,201

5,461	SCPIE Holdings Incorporated	54,610

14,934	Selective Insurance Group Incorporated	444,436

15,831	Stewart & Stevenson Services†	237,782

9,867	Stewart Information Services Corporation†	278,644

25,893	UICI†	324,698

10,429	Zenith National Insurance Corporation	290,135

		6,604,048

Leather & Leather Products – 0.36%

9,866	Brown Shoe Company Incorporated	312,752

12,075	Genesco Incorporated†	193,925

9,771	K-Swiss Incorporated	351,658

		858,335

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Legal Services – 0.10%

9,907	Pre-Paid Legal Services Incorporated†	$232,022

Lumber & Wood Products, Except Furniture – 0.37%

31,531	Champion Enterprises Incorporated†	200,222

8,604	Coachmen Industries Incorporated	100,753

6,608	Deltic Timber Corporation	191,103

4,660	Skyline Corporation	149,213

9,826	Universal Forest Products Incorporated	238,477

		879,768

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 7.60%

16,107	Advanced Medical Optics Incorporated†	289,277

18,178	American Medical Systems Holdings Incorporated†	394,463

7,421	Analogic Corporation	356,208

15,304	Armor Holdings Incorporated†	256,342

11,668	Arthrocare Corporation†	207,924

8,076	BEI Technologies Incorporated	125,986

8,326	Biosite Incorporated†	236,292

16,281	Coherent Incorporated†	401,001

11,633	Cohu Incorporated	227,541

15,517	Concord Camera Corporation†	165,256

16,073	Conmed Corporation†	331,747

17,282	Cooper Companies Incorporated	704,242

9,269	Cuno Incorporated†	363,253

8,201	Datascope Corporation	252,099

12,451	DRS Technologies Incorporated†	300,443

10,947	EDO Corporation	221,677

11,566	Esterline Technologies Corporation†	223,108

18,252	FEI Company†	426,002

19,273	Flir Systems Incorporated†	493,774

25,818	Fossil Incorporated†	625,570

13,368	Haemonetics Corporation Massachusetts†	315,618

10,935	Hologic Incorporated†	149,044

7,658	ICU Medical Incorporated†	208,374

12,404	Inamed Corporation†	911,074

28,461	Input/Output Incorporated†	111,283

14,473	Integra LifeSciences Holdings Corporation†	409,441

9,138	Intermagnetics General Corporation†	204,326

17,120	Invacare Corporation	643,370

9,531	Invision Technologies Incorporated†	231,985

9,749	Ionics Incorporated†	238,461

11,310	Itron Incorporated†	226,992

8,597	Keithley Instruments Incorporated	121,648

38,543	Kopin Corporation†	267,103

10,999	Meade Instruments Corporation†	36,517

25,748	Mentor Corporation	587,054

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

9,466	Osteotech Incorporated†	$77,527

8,871	Photon Dynamics Incorporated†	258,590

35,063	Pinnacle Systems Incorporated†	295,581

13,740	PolyMedica Corporation	364,110

9,736	Possis Medical Incorporated†	151,882

18,452	Resmed Incorporated†	811,519

18,730	Respironics Incorporated†	782,539

18,130	Roper Industries Incorporated	789,562

9,091	Rudolph Technologies Incorporated†	175,547

13,659	Sola International Incorporated†	218,544

21,189	Sybron Dental Specialties Incorporated†	531,208

22,636	Techne Corporation†	719,598

17,867	Teledyne Technologies Incorporated†	259,965

16,617	Theragenics Corporation†	94,717

17,581	Trimble Navigation Limited†	407,000

16,242	Veeco Instruments Incorporated†	324,190

16,297	Viasys Healthcare Incorporated†	329,199

7,216	Vital Signs Incorporated	211,429

11,249	X-Rite Incorporated	127,339

		18,194,541

Medical Equipment & Supplies – 0.18%

11,755	Wilson Greatbatch Technologies Incorporated†	423,768

Metal Mining – 0.06%

5,732	Cleveland Cliffs Incorporated	146,739

Mining & Quarrying of Non-metallic Minerals, Except Fuels – 0.33%

15,893	Florida Rock Industries Incorporated	788,293

Miscellaneous Manufacturing Industries – 0.56%

8,436	AT Cross Company Class A†	50,616

13,654	Jakks Pacific Incorporated†	166,442

14,891	K2 Incorporated†	221,131

8,929	Lydall Incorporated†	107,237

11,414	Russ Berrie & Company Incorporated	384,538

9,159	Shuffle Master Incorporated†	248,942

6,666	Standex International Corporation	161,984

		1,340,890

Miscellaneous Retail – 0.82%

9,914	Action Performance Companies Incorporated	242,297

14,310	Cash America International Incorporated	234,684

13,349	Duane Reade Incorporated†	212,917

10,268	Hancock Fabrics Incorporated Delaware	162,029

10,871	J Jill Group Incorporated†	125,017

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail (continued)

11,017	Jo-Ann Stores Incorporated Class A†	$307,374

15,209	Zale Corporation†	675,432

		1,959,750

Motion Pictures – 0.35%

15,717	Avid Technology Incorporated†	830,486

Motor Freight Transportation & Warehousing – 1.43%

13,796	Arkansas Best Corporation	379,391

11,797	Forward Air Corporation†	326,187

27,768	Heartland Express Incorporated	666,987

8,847	Landstar System Incorporated†	539,844

11,020	Roadway Corporation	537,445

15,003	USF Corporation	472,144

16,493	Yellow Corporation†	492,811

		3,414,809

Non-Depository Credit Institutions – 0.37%

10,285	Financial Federal Corporation†	313,796

19,914	New Century Financial Corporation	563,964

		877,760

Non-Durable Goods – Consumer – 0.10%

21,863	Stride Rite Corporation	236,120

Oil & Gas Extraction – 3.99%

7,690	Atwood Oceanics Incorporated†	184,483

17,876	Cabot Oil & Gas Corporation	464,776

20,897	Cal Dive International Incorporated†	406,238

23,054	Cimarex Energy Company†	451,858

21,480	Evergreen Resources Incorporated†	579,960

30,906	Newfield Exploration Company†	1,192,044

10,689	Nuevo Energy Company†	194,219

13,317	Oceaneering International Incorporated†	313,216

18,977	Patina Oil & Gas Corporation	687,726

13,178	Plains Resources Incorporated†	164,066

7,076	Prima Energy Corporation†	178,669

14,694	Remington Oil & Gas Corporation†	266,696

10,832	Seacor Smit Incorporated†	391,793

19,733	Southwestern Energy Company†	357,167

18,438	Spinnaker Exploration Company†	442,512

15,582	St Mary Land & Exploration Company	394,536

14,632	Stone Energy Corporation†	516,217

15,153	Swift Energy Company†	213,809

12,017	Tetra Technologies Incorporated†	247,791

25,224	Tom Brown Incorporated†	648,257

24,169	Unit Corporation†	455,344

18,524	Veritas DGC Incorporated†	147,822

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

35,487	Vintage Petroleum Incorporated	$386,099

15,035	W-H Energy Services Incorporated†	267,623

		9,552,921

Paper & Allied Products – 0.58%

20,533	Buckeye Technologies Incorporated†	186,646

15,500	Caraustar Industries Incorporated†	135,315

8,502	Chesapeake Corporation	191,635

8,684	Pope & Talbot Incorporated	131,302

19,164	Rock-Tenn Company Class A	279,411

8,213	Schweitzer-Mauduit International Incorporated	207,378

15,689	Standard Register Company	260,437

		1,392,124

Personal Services – 0.63%

4,891	Angelica Corporation	92,928

12,045	Coinstar Incorporated†	162,005

4,499	CPI Corporation	82,782

11,515	G&K Services Incorporated Class A	403,025

24,075	Regis Corporation	772,808

		1,513,548

Petroleum Refining & Related Industries – 0.32%

10,845	ElkCorp	255,509

14,513	Frontier Oil Corporation	213,341

9,202	WD-40 Company	291,611

		760,461

Pharmaceuticals – 0.07%

32,826	Savient Pharmaceuticals Incorporated†	165,771

Primary Metal Industries – 1.48%

14,069	Belden Incorporated	245,784

9,198	Brush Engineered Materials Incorporated†	94,280

11,701	Century Aluminum Company†	126,956

8,891	Commonwealth Industries Incorporated	42,232

5,716	Curtiss-Wright Corporation	403,664

8,495	Imco Recycling Incorporated†	52,244

15,787	Lone Star Technologies Incorporated†	212,967

23,265	Maverick Tube Corporation†	361,073

19,028	Mueller Industries Incorporated†	484,263

8,903	Quanex Corporation	299,141

11,570	RTI International Metals Incorporated†	121,716

26,455	Steel Dynamics Incorporated†	400,529

5,422	Steel Technologies Incorporated	67,504

11,696	Texas Industries Incorporated	287,722

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Primary Metal Industries (continued)

21,230	Tredegar Corporation	$319,512

6,819	Wolverine Tube Incorporated†	28,844

		3,548,431

Printing, Publishing, & Allied Industries – 0.66%

18,670	Bowne & Company Incorporated	279,116

7,402	Consolidated Graphics Incorporated†	188,233

11,921	Information Holdings Incorporated†	238,778

15,434	Harland John H. Company	408,538

7,210	New England Business Service Incorporated	191,930

7,980	Thomas Nelson Incorporated	110,204

7,294	4Kids Entertainment Incorporated†	153,905

		1,570,704

Railroad Transportation – 0.16%

34,235	Kansas City Southern†	378,981

Rubber & Miscellaneous Plastics Products – 0.11%

16,369	Schulman A Incorporated	259,612

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.85%

30,072	Jefferies Group Incorporated	864,569

26,942	Raymond James Financial Incorporated	979,342

9,418	SWS Group Incorporated	185,629

		2,029,540

Software – 0.07%

9,859	EPIQ Systems Incorporated†	167,209

Stone, Clay, Glass, & Concrete Products – 0.28%

15,102	Apogee Enterprises Incorporated	155,853

8,603	CARBO Ceramics Incorporated	311,084

7,336	Libbey Incorporated	204,014

		670,951

Telephone Services – 0.20%

12,065	Commonwealth Telephone Enterprises Incorporated†	484,168

Textile Mill Products – 0.59%

18,055	Albany International Corporation Class A	556,816

28,560	Interface Incorporated	154,795

4,391	Oxford Industries Incorporated	281,902

22,154	Wolverine World Wide Incorporated	429,788

		1,423,301

Transportation By Air – 0.64%

25,121	Atlantic Coast Airlines Holdings Incorporated†	213,780

19,292	Frontier Airlines Incorporated†	317,546

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Transportation By Air (continued)

17,468	Mesa Air Group Incorporated†	$193,895

12,501	Offshore Logistics Incorporated†	253,770

32,013	Skywest Incorporated	554,465

		1,533,456

Transportation Equipment – 2.49%

17,688	AAR Corporation†	141,859

12,258	Arctic Cat Incorporated	236,947

13,842	Clarcor Incorporated	539,838

19,956	Fleetwood Enterprises Incorporated	184,992

24,158	GenCorp Incorporated	216,214

12,469	Group 1 Automotive Incorporated†	430,679

8,171	Huffy Corporation	49,843

14,218	Intermet Corporation	61,137

23,884	JLG Industries Incorporated	275,144

16,116	Monaco Coach Corporation†	266,720

18,955	Oshkosh Truck Corporation	750,808

12,101	Polaris Industries Incorporated	897,289

10,955	Standard Motor Products Incorporated	110,646

15,874	Thor Industries Incorporated	857,513

8,804	Triumph Group Incorporated†	262,359

14,252	Wabash National Corporation†	227,319

10,068	Winnebago Industries Incorporated	448,831

		5,958,138

Transportation Services – 0.08%

13,767	Pegasus Solutions Incorporated†	190,398

Water Transportation – 0.16%

13,382	Kirby Corporation†	384,063

Wholesale Trade – Durable Goods – 2.09%

8,774	AM Castle & Company	38,955

10,530	Applied Industrial Technologies Incorporated	209,231

12,278	Barnes Group Incorporated	318,737

7,374	Building Material Holding Corporation	96,599

7,263	Department 56 Incorporated†	92,240

11,185	Digi International Incorporated†	74,034

13,013	Hughes Supply Incorporated	422,272

9,528	Imagistics International Incorporated†	276,121

25,622	Insight Enterprises Incorporated†	389,967

12,521	Kaman Corporation Class A	162,272

20,731	Knight Transportation Incorporated†	519,726

5,270	Lawson Products Incorporated	141,500

18,666	Owens & Minor Incorporated	449,851

29,903	PEP Boys-Manny Moe & Jack	457,516

17,641	Reliance Steel & Aluminum Company	391,454

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Durable Goods (continued)

13,781	Ryerson Tull Incorporated	$107,492

19,599	SCP Pool Corporation†	545,244

11,915	TBC Corporation†	298,471

1,509	Timco Aviation Services Incorporatedªª	106

		4,991,788

Wholesale Trade Non-Durable Goods – 2.21%

10,582	Advanced Marketing Services Incorporated	108,149

24,842	DIMON Incorporated	171,410

7,755	Enesco Group Incorporated†	62,040

18,911	Hain Celestial Group Incorporated†	342,856

10,660	International Multifoods Corporation	248,911

21,961	Men’s Wearhouse Incorporated†	563,300

16,721	Myers Industries Incorporated	167,377

6,637	Nash Finch Company	102,874

25,220	Performance Food Group Company†	1,026,706

24,197	Priority Healthcare Corporation Class B†	497,006

10,235	School Specialty Incorporated†	288,729

20,588	Tractor Supply Company†	675,492

10,635	United Natural Foods Incorporated†	352,976

18,278	United Stationers Incorporated†	688,719

		5,296,545

Total Common Stock (Cost $192,840,918)		209,020,700

Real Estate Investment Trust – 1.77%

19,429	Lexington Corporate Properties Trust	372,260

17,383	Capital Automotive REIT	530,355

14,283	Colonial Properties Trust	514,616

11,672	Essex Property Trust Incorporated	731,951

15,037	Gables Residential Trust	485,996

15,434	Glenborough Realty Trust Incorporated	291,085

15,261	Kilroy Realty Corporation	435,702

24,971	Shurgard Storage Centers Incorporated	881,476

Total Real Estate Investment Trusts (Cost $3,712,556)		4,243,441

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name				Value

Short Term Investments – 10.95%

Short Term Investments – 10.34%

24,756,466	Wells Fargo Money Market Trust~				$24,756,466

Principal		Interest Rate		Maturity Date

US Treasury Bills – 0.61%

$15,000	US Treasury Bill#	0.95	%ª	12/04/2003	14,977

25,000	US Treasury Bill#	0.96	ª	12/04/2003	24,961

25,000	US Treasury Bill#	0.94	ª	12/04/2003	24,961

575,000	US Treasury Bill#	1.00	ª	02/12/2004	572,920

680,000	US Treasury Bill#	1.00	ª	12/04/2003	678,937

40,000	US Treasury Bill#	0.96	ª	12/04/2003	39,937

50,000	US Treasury Bill#	0.86	ª	12/04/2003	49,922

10,000	US Treasury Bill#	0.81	ª	12/04/2003	9,984

35,000	US Treasury Bill#	0.92	ª	12/04/2003	34,945

15,000	US Treasury Bill#	0.91	ª	12/04/2003	14,977

					1,466,521

Total Short Term Investments (Cost $26,222,803)					26,222,987

Total Investment in Securities (Cost $222,776,277)*	100.05%	$239,487,128

Other Assets and Liabilities, Net	(0.05)	(129,886)

Total Net Assets	100.00%	$239,357,242

(a)	Security fair valued in accordance with the procedures adopted by the Board of Trustees.
†	Non-income earning securities.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $223,718,795 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$44,841,709
Gross Unrealized Depreciation	(29,073,376)

Net Unrealized Appreciation	$15,768,333

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.61%

Accident & Health Insurance – 0.44%

198,000	SCS Transportation Incorporated†	$2,989,800

Advertising Agency – 1.23%

656,800	Agrium Incorporated	8,249,408

Agricultural Services – 1.46%

416,700	VCA Antech Incorporated†	9,813,285

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 3.12%

219,000	Kellwood Company	7,325,550

317,400	Polo Ralph Lauren Corporation	8,512,668

331,300	Warnaco Group Incorporated†	5,164,967

		21,003,185

Apparel & Accessory Stores – 1.68%

117,400	AnnTaylor Stores Corporation†	3,773,236

296,400	Stage Stores Incorporated†	7,552,272

		11,325,508

Automotive Dealers & Gasoline Service Stations – 1.44%

627,500	CSK Auto Corporation†	9,676,050

Business Services – 13.88%

691,500	3Com Corporation†	4,079,850

534,100	Atari Incorporated†	2,184,469

611,800	Brink's Company	10,620,848

948,200	CNET Networks Incorporated†	6,713,256

154,800	Digimarc Corporation†	2,277,108

475,700	DoubleClick Incorporated†	5,123,289

309,200	Electronics for Imaging Incorporated†	7,210,544

468,400	FreeMarkets Incorporated†	3,644,620

236,000	Hyperion Solutions Corporation†	6,813,320

338,600	Integrated Alarm Services Group Incorporated†	2,828,664

200,200	Macromedia Incorporated†	4,952,948

573,300	MPS Group Incorporated†	5,159,700

405,400	NetIQ Corporation†	4,840,476

158,500	Progress Software Corporation†	3,407,750

783,700	Red Hat Incorporated†	7,915,370

518,600	Sapient Corporation†	1,861,774

294,100	Serena Software Incorporated†	5,470,260

432,800	Sotheby's Holdings Incorporated†	4,682,896

217,200	Transaction Systems Architects Incorporated Class A†	3,607,693

		93,394,835

Chemicals & Allied Products – 9.82%

79,750	Barr Laboratories Incorporated†	5,439,748

403,100	BioMarin Pharmaceuticals Incorporated†	3,087,746

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Chemicals & Allied Products (continued)

427,500	Cell Therapeutics Incorporated†	$4,860,675

142,200	Digene Corporation†	5,810,292

559,000	Indevus Pharmaceuticals Incorporated†	2,990,650

431,700	IVAX Corporation†	8,461,320

246,800	Medicines Company†	6,416,800

275,800	NBTY Incorporated†	6,439,930

153,100	Neurocrine Biosciences Incorporated†	7,581,512

309,300	Nova Chemicals Corporation	6,278,790

125,400	Penwest Pharmaceuticals Company†	2,696,100

267,800	United Therapeutics Corporation†	6,049,602

		66,113,165

Communications – 1.06%

335,800	Lin TV Corporation Class A†	7,139,108

Construction Special Trade Contractors – 0.44%

239,700	Navigant Consulting Incorporated†	2,950,707

Depository Institutions – 1.12%

49,700	FirstFed Financial Corporation†	1,963,150

312,900	W Holding Company Incorporated	5,600,910

		7,564,060

Eating & Drinking Places – 1.27%

354,800	Ruby Tuesday Incorporated	8,554,228

Electric, Gas, & Sanitary Services – 0.86%

165,800	Waste Connections Incorporated†	5,817,922

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 5.87%

198,600	DSP Group Incorporated†	4,947,126

282,500	Innovex Incorporated†	2,810,875

217,600	Integrated Circuit Systems Incorporated†	6,536,704

203,900	Micrel Incorporated†	2,485,541

183,500	Moog Incorporated Class A†	7,193,200

162,200	Novellus Systems Incorporated†	5,474,250

773,300	ON Semiconductor Corporation†	3,170,530

235,900	Polycom Incorporated†	3,918,299

191,100	Tekelec†	2,983,071

		39,519,596

Engineering, Accounting, Research Management & Related Services – 7.96%

128,800	Amylin Pharmaceuticals Incorporated†	3,637,312

119,400	Atrix Laboratories Incorporated†	2,458,446

643,400	BearingPoint Incorporated†	5,134,332

146,100	CV Therapeutics Incorporated†	3,214,200

115,000	Celgene Corporation†	4,982,950

195,500	Cephalon Incorporated†	8,977,360

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Engineering, Accounting, Research Management & Related Services (continued)

184,500	Cornell Companies Incorporated†	$3,035,025

356,600	Digitas Incorporated†	2,588,916

625,300	Exult Incorporated†	5,027,412

295,700	Neurochem Incorporated†	3,569,099

245,100	Pharmaceutical Product Development Incorporated†	5,879,949

813,300	UnitedGlobalCom Incorporated†	4,969,263

		53,474,264

Food & Kindred Products – 1.25%

275,100	Constellation Brands Incorporated Class A†	8,387,799

Furniture & Fixtures – 0.50%

127,800	Select Comfort Corporation†	3,386,700

Health Services – 3.00%

292,600	Community Health Systems Incorporated†	6,349,420

195,800	Lincare Holdings Incorporated†	7,176,070

231,400	Select Medical Corporation†	6,664,320

		20,189,810

Home Furniture, Furnishings, & Equipment Stores – 1.71%

251,900	GameStop Corporation†	4,005,210

233,300	Guitar Center Incorporated†	7,502,928

		11,508,138

Industrial & Commercial Machinery & Computer Equipment – 3.20%

819,900	Concurrent Computer Corporation†	3,107,421

440,500	Cray Incorporated†	4,836,690

504,000	Entegris Incorporated†	5,695,200

614,400	Western Digital Corporation†	7,919,616

		21,558,927

Insurance Agents, Brokers & Service – 0.56%

140,800	National Financial Partners Corporation†	3,801,600

Insurance Carriers – 4.26%

231,900	Axis Capital Holdings Limited	5,785,905

215,500	HCC Insurance Holdings Incorporated	6,266,740

161,200	Platinum Underwriters Holdings Limited	4,529,720

140,700	Selective Insurance Group Incorporated	4,187,232

231,225	WR Berkley Corporation	7,921,769

		28,691,366

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.53%

299,000	Coherent Incorporated†	7,364,370

497,800	Credence Systems Corporation†	5,724,700

157,800	Cyberonics Incorporated†	4,869,708

258,000	Formfactor Incorporated†	5,580,540

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

213,800	Osteotech Incorporated†	$1,751,022

164,600	SonoSite Incorporated†	3,293,646

229,200	Staar Surgical Company†	2,431,812

333,000	Teradyne Incorporated†	6,193,800

		37,209,598

Miscellaneous Retail – 2.06%

171,700	Petco Animal Supplies Incorporated†	5,357,040

270,800	Sports Authority Incorporated†	8,519,368

		13,876,408

Motion Pictures – 1.71%

420,700	Imax Corporation†	3,323,530

218,800	Macrovision Corporation†	4,041,236

222,100	Regal Entertainment Group Class A	4,131,060

		11,495,826

Motor Freight Transportation & Warehousing – 1.04%

233,700	Yellow Corporation†	6,982,956

Non-Depository Credit Institutions – 1.75%

390,000	Encore Capital Group Incorporated†	4,563,000

422,400	Saxon Capital Incorporated†	7,239,936

		11,802,936

Oil & Gas Extraction – 2.96%

361,600	Pioneer Natural Resources Company†	9,206,336

196,300	Quicksilver Resources Incorporated†	4,795,609

426,100	Ultra Petroleum Corporation†	5,944,095

		19,946,040

Personal Services – 0.60%

210,100	Steiner Leisure Limited†	4,025,516

Petroleum Refining & Related Industries – 1.79%

252,000	ElkCorp	5,937,120

159,200	Valero Energy Corporation	6,092,584

		12,029,704

Primary Metal Industries – 1.32%

100,900	Nucor Corporation	4,629,292

281,800	Tredegar Corporation	4,241,090

		8,870,382

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 2.17%

192,400	Belo Corporation Class A	$4,665,700

698,300	Moore Wallace Incorporated†	9,915,860

		14,581,560

Railroad Transportation – 0.68%

412,600	Kansas City Southern†	4,567,482

Rubber & Miscellaneous Plastics Products – 1.21%

215,400	Jarden Corporation†	8,131,350

Transportation By Air – 1.27%

349,700	Mesa Air Group Incorporated†	3,881,670

268,200	Skywest Incorporated	4,645,224

		8,526,894

Transportation Equipment – 1.73%

625,100	Orbital Sciences Corporation†	5,800,928

370,700	Wabtec Corporation	5,875,595

		11,676,523

Transportation Services – 0.59%

200,500	Pacer International Incorporated†	3,995,965

Water Transportation – 0.69%

697,000	OMI Corporation†	4,614,140

Wholesale Trade – Durable Goods – 3.93%

697,400	Ingram Micro Incorporated Class A†	9,101,070

294,200	Omnicare Incorporated	10,608,852

761,100	PSS World Medical Incorporated†	6,750,955

		26,460,877

Wholesale Trade – Non-Durable Goods – 1.45%

343,700	Endo Pharmaceuticals Holdings Incorporated†	7,028,666

151,100	Hain Celestial Group Incorporated†	2,739,443

		9,768,109

Total Common Stock (Cost $559,090,852)		663,671,727

Warrants – 0%

36,152	Timco Aviation Services Incorporated†	4

Total Warrants (Cost $0)

Short Term Investments – 2.08%

14,018,733	Wells Fargo Money Market Trust~	14,018,733

Total Short-Term Investments (Cost $14,018,733)		14,018,733

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Principal		Interest Rate	Maturity Date	Value

Corporate Bonds (PIK) – 0%

$34,856	Timco Aviation Services Incorporatedªª	8.00	01/02/2007	$2,440

Total Corporate Bonds (Cost $0)

Total Investment in Securities (Cost $573,109,585)*	100.69%	$677,692,904

Other Assets and Liabilities, Net	(0.69)	(4,641,627)

Total Net Assets	100.00%	$673,051,277

+	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
ªª	This security is currently in default.
*	Cost for federal income tax purposes is $575,760,888 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$112,216,881
Gross Unrealized Depreciation	(10,284,865)

Net Unrealized Appreciation	$101,932,016

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 88.23%

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 1.03%

184,950	Russell Corporation	$3,014,685

Apparel & Accessory Stores – 1.63%

142,540	American Eagle Outfitters Incorporated†	2,118,144

178,920	Too Incorporated†	2,635,492

		4,753,636

Automotive Repair, Services, & Parking – 1.20%

154,046	Dollar Thrifty Automotive Group Incorporated†	3,499,925

Building Construction – General Contractors & Operative Builders – 2.06%

199,970	Walter Industries Incorporated	2,145,678

233,250	WCI Communities Incorporated†	3,848,625

		5,994,303

Business Services – 5.56%

196,150	Activision Incorporated†	2,343,993

186,400	Intergraph Corporation†	4,339,392

119,230	NCO Group Incorporated†	2,798,328

259,820	Rent-Way Incorporated†	1,395,233

132,900	THQ Incorporated†	2,182,218

196,160	United Rentals Incorporated†	3,156,214

		16,215,378

Chemicals & Allied Products – 2.42%

280,320	Crompton Corporation	1,628,659

136,370	HB Fuller Company	3,309,700

129,582	NL Industries Incorporated	2,108,299

		7,046,658

Coal Mining – 0.88%

192,910	Massey Energy Company	2,565,703

Communications – 1.10%

71,110	CT Communications Incorporated	803,543

118,540	Emmis Communications Corporation Class A†	2,392,137

		3,195,680

Construction Special Trade Contractors – 1.62%

74,448	Dycom Industries Incorporated†	1,517,995

180,800	Insituform Technologies Incorporated Class A†	3,211,008

		4,729,003

Depository Institutions – 10.10%

248,146	Brookline Bancorp Incorporated	3,652,709

90,160	Cullen/Frost Bankers Incorporated	3,356,657

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

68,110	Dime Community Bancshares	$1,566,530

160,300	First Niagara Financial Group Incorporated	2,420,530

84,130	First Republic Bank	2,593,728

288,480	Gold Banc Corporation Incorporated	3,499,262

71,360	PFF Bancorp Incorporated	2,274,957

133,680	Provident Financial Services Incorporated	2,561,309

67,310	Susquehanna Bancshares Incorporated	1,729,867

170,480	TierOne Corporation†	3,588,604

113,150	Umpqua Holdings Corporation	2,153,244

		29,397,397

Eating & Drinking Places – 2.77%

556,320	CKE Restaurants Incorporated†	3,588,264

82,800	Landry’s Restaurants Incorporated	1,705,680

89,160	Triarc Companies Incorporated Class A	897,841

181,320	Triarc Companies Incorporated Class B	1,885,728

		8,077,513

Electric, Gas, & Sanitary Services – 3.22%

112,330	Allete Incorporated	3,075,595

177,940	Alliant Energy Corporation	3,914,680

66,300	Energen Corporation	2,398,734

		9,389,009

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.21%

151,050	C&D Technologies Incorporated	2,857,866

103,980	Dupont Photomasks Incorporated†	2,361,386

266,300	Fairchild Semiconductor International Incorporated†	4,415,254

334,510	GrafTech International Limited†	2,676,080

253,770	Technitrol Incorporated†	4,671,906

139,410	Tollgrade Communications Incorporated†	2,240,319

91,730	Zoran Corp†	1,788,734

		21,011,545

Engineering, Accounting, Research Management & Related Services – 0.75%

113,300	URS Corporation†	2,198,020

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.77%

501,030	Tower Automotive Incorporated†	2,254,635

Food & Kindred Products – 0.86%

46,600	Adolph Coors Company Class B	2,505,216

Food Stores – 1.18%

494,700	Pathmark Stores Incorporated†	3,448,059

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 2.11%

238,830	Saks Incorporated†	$2,753,710

226,260	ShopKo Stores Incorporated†	3,393,900

		6,147,610

Health Services – 3.66%

485,230	Beverly Enterprises Incorporated†	2,872,562

138,800	Covance Incorporated†	3,106,344

154,500	Triad Hospitals Incorporated†	4,678,260

		10,657,166

Holding & Other Investment Offices – 0.71%

106,860	Gladstone Capital Corporation	2,078,427

Home Furniture, Furnishings, & Equipment Stores – 0.57%

84,520	Movie Gallery Incorporated†	1,660,818

Hotels, Rooming Houses, Camps, & Other Lodge Places – 2.42%

186,630	Ameristar Casinos Incorporated†	4,673,215

120,800	Isle of Capri Casinos Incorporated†	2,393,048

		7,066,263

Industrial & Commercial Machinery & Computer Equipment – 4.37%

119,500	Flowserve Corporation†	2,425,850

241,200	Joy Global Incorporated†	3,786,840

97,300	Robbins & Myers Incorporated	2,163,952

96,632	Spartech Corporation	2,058,262

67,800	York International Corporation	2,345,202

		12,780,106

Insurance Carriers – 4.72%

66,140	AMERIGROUP Corporation†	2,951,827

123,118	Harleysville Group Incorporated	2,869,881

113,430	Platinum Underwriters Holdings Limited	3,187,383

91,820	Scottish Re Group Limited	2,217,453

286,270	Universal American Financial Corporation†	2,533,490

		13,760,034

Leather & Leather Products – 0.70%

127,900	Genesco Incorporated†	2,054,074

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.76%

135,300	Arrow International Incorporated	3,111,900

113,000	Coherent Incorporated†	2,783,190

193,270	Rudolph Technologies Incorporated†	3,732,044

125,400	White Electronic Designs Corporation†	1,348,050

		10,975,184

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail – 1.32%

242,000	Duane Reade Incorporated†	$3,859,900

Non-Depository Credit Institutions – 1.17%

126,550	Federal Agricultural Mortgage Corporation Class C†	3,416,850

Oil & Gas Extraction – 3.19%

259,190	Brigham Exploration Company†	1,762,492

134,940	Cal Dive International Incorporated†	2,623,234

140,560	Southwestern Energy Company†	2,544,136

132,890	W-H Energy Services Incorporated†	2,365,442

		9,295,304

Paper & Allied Products – 2.00%

187,000	Buckeye Technologies Incorporated†	1,699,830

171,430	Caraustar Industries Incorporated†	1,496,584

174,600	Pope & Talbot Incorporated	2,639,952

		5,836,366

Personal Services – 0.91%

75,730	G&K Services Incorporated Class A	2,650,550

Petroleum Refining & Related Industries – 0.92%

166,600	Headwaters Incorporated†	2,682,260

Primary Metal Industries – 2.69%

188,710	Lone Star Technologies Incorporated†	2,545,698

66,080	Precision Castparts Corporation	2,319,408

196,470	Steel Dynamics Incorporated†	2,974,556

		7,839,662

Printing, Publishing, & Allied Industries – 0.86%

151,740	Journal Communications Incorporated Class A†	2,511,297

Railroad Transportation – 0.66%

222,790	RailAmerica Incorporated†	1,915,994

Rubber & Miscellaneous Plastics Products – 0.73%

133,640	Schulman A Incorporated	2,119,530

Transportation By Air – 0.80%

128,880	EGL Incorporated†	2,343,038

Transportation Equipment – 0.60%

153,680	Aftermarket Technology Corporation†	1,753,489

Transportation Services – 1.33%

182,790	GATX Corporation	3,866,009

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Durable Goods – 2.56%

28,500	BorgWarner Incorporated	$1,933,725

180,580	PEP Boys-Manny Moe & Jack	2,762,874

89,600	Tech Data Corporation†	2,764,160

		7,460,759

Wholesale Trade – Non-Durable Goods – 1.11%

138,025	International Multifoods Corporation	3,222,884

Total Common Stock (Cost, $227,660,262)		257,249,939

Real Estate Investment Trust – 9.49%

61,780	Alexandria Real Estate Equities Incorporated	2,967,293

70,880	Eastgroup Properties Incorporated	1,969,046

222,290	FelCor Lodging Trust Incorporated	2,302,924

151,120	Glenborough Realty Trust Incorporated	2,850,123

117,960	Highwoods Properties Incorporated	2,814,526

90,210	Kilroy Realty Corporation	2,575,496

135,630	LaSalle Hotel Properties	2,350,468

467,170	Meristar Hospitality Corporation	3,307,564

135,980	Nationwide Health Properties Incorporated	2,378,290

123,860	Pennsylvania Real Estate Investment Trust	4,143,117

Total Real Estate Investment Trust (Cost $25,582,122)		27,658,847

Principal

Short Term Investments – 3.76%

$10,956,874	Wells Fargo Money Market Trust~	10,956,874

Total Short-Term Investments (Cost $10,956,874)		10,956,874

Total Investment in Securities (Cost $264,199,258)*	101.48%	$295,865,660

Other Assets and Liabilities, Net	(1.48)	(4,326,033)

Total Net Assets	100.00%	$291,539,627

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $265,768,600 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$37,912,915
Gross Unrealized Depreciation	(7,815,855)

Net Unrealized Appreciation	$30,097,060

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank —

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003

	Disciplined Growth	Equity Income	Index	International Equity

ASSETS

INVESTMENTS:
Investments at cost	$56,443,338	$1,456,568,641	$1,401,422,765	$520,425,410
Investments in affiliates	0	0	13,966,079	0
Net unrealized appreciation (depreciation)	12,544,439	263,057,796	102,744,702	30,996,137

TOTAL INVESTMENTS AT VALUE	$68,987,777	$1,719,626,437	$1,518,133,546	$551,421,547

Collateral for securities loaned (Note 2)	12,694,237	68,189,341	215,286,026	13,753,340
Receivable for investments sold	0	0	0	34,974,814
Receivable for dividends and interest	45,037	3,353,819	1,787,653	2,592,895
Prepaid expenses and other assets	0	4,588	0	0

TOTAL ASSETS	81,727,051	1,791,174,185	1,735,207,225	602,742,596

LIABILITIES
Payable for investment purchased	0	0	0	0
Payable for securities loaned (Note 2)	12,694,237	68,189,341	215,286,026	13,753,340
Payable for daily variation margin on financial futures contracts	0	0	285,625	0
Payable to custodian for overdraft	0	0	0	29,945,996
Payable to investment adviser and affiliates (Note 3)	42,422	711,749	160,278	380,749
Payable to other related parties(1)	1,217	1,217	1,217	1,217
Accrued expenses and other liabilities	36,943	0	2,259	21,727
TOTAL LIABILITIES	12,774,819	68,902,307	215,735,405	44,103,029

TOTAL NET ASSETS	$68,952,232	$1,722,271,878	$1,519,471,820	$558,639,567

SECURITIES ON LOAN, AT MARKET VALUE	$12,183,889	$65,219,414	$204,989,853	$13,211,427

(1)	Other related parties include the Funds’ trustees and distributor.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

Large Cap Appreciation	Large Cap Value	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Company Growth	Small Company Value

$81,026,164	$188,215,068	$2,806,499,728	$8,437,259	$222,776,277	$573,109,585	$264,199,258
0	0	0	0	0	0	0
8,803,372	(4,657,544)	343,795,145	1,426,721	16,710,851	104,583,319	31,666,402

$89,829,536	$183,557,524	$3,150,294,873	$9,863,980	$239,487,128	$677,692,904	$295,865,660

22,558,449	10,862,772	193,622,263	0	48,595,687	86,387,507	44,110,390
340,440	160,752	0	0	0	11,448,843	1,412,236
19,818	48,275	601,277	4,109	144,134	121,180	204,231
0	0	28,656	7	0	0	0

112,748,243	194,629,323	3,344,547,069	9,868,096	288,226,949	775,650,434	341,592,517

2,091,187	7,222,025	6,449,503	0	0	15,723,418	5,712,783
22,558,449	10,862,772	193,622,263	0	48,595,687	86,387,507	44,110,390
0	0	0	0	221,925	0	0
0	0	0	0	0	0	0
50,454	34,528	1,679,549	5,005	31,993	467,231	190,871
1,217	543	1,217	1,217	1,217	1,217	1,217
58,532	5,190	0	28,411	18,885	19,784	37,629
24,759,839	18,125,058	201,752,532	34,633	48,869,707	102,599,157	50,052,890

$87,988,404	$176,504,265	$3,142,794,537	$9,833,463	$239,357,242	$673,051,277	$291,539,627

$21,594,774	10,193,779	$185,247,799	0	$46,318,650	$81,389,325	$41,907,430

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003

	Disciplined Growth	Equity Income	Index	International Equity

INVESTMENT INCOME
Dividends(1)	$560,574	$47,511,220	$23,700,508	$9,559,122
Interest	32,509	245,882	562,834	313,064
Income from Affiliates	0	0	348,897	0
Securities lending	47,485	181,080	207,798	294,084

TOTAL INVESTMENT INCOME	640,568	47,938,182	24,820,037	10,166,270

EXPENSES
Advisory fees	472,401	13,444,353	2,025,145	5,363,459
Custody	12,597	358,516	270,020	536,346
Accounting	32,877	60,482	52,866	40,272
Legal and Audit fees	31,960	38,059	37,059	40,059
Directors’ fees	5,320	5,320	5,320	5,320
Other	2,611	125,895	74,661	4,313

TOTAL EXPENSES	557,766	14,032,625	2,465,071	5,989,769

LESS:
Waived fees and reimbursed expenses (Note 5)	(96,910)	(2,094,891)	(655,379)	(161,316)
Net expenses	460,856	11,937,734	1,809,692	5,828,453

NET INVESTMENT INCOME (LOSS)	179,712	36,000,448	23,010,345	4,337,817

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	(64,187)	50,218,051	8,381,836	(79,474,324)
Affiliate Securities	0	0	186,120	0
Foreign currency transactions	0	7,184	0	61,590
Financial futures transactions	0	0	5,957,555	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(64,187)	50,225,235	14,525,511	(79,412,734)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	14,031,766	250,428,035	246,122,684	168,240,127
Foreign currency transactions	0	0	0	256,675
Financial futures transactions	0	0	774,237	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	14,031,766	250,428,035	246,896,921	168,496,802

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	13,967,579	300,653,270	261,422,432	89,084,068

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,147,291	$336,653,718	$284,432,777	$93,421,885

(1) Net of foreign withholding taxes	$0	$409,802	$0	$806,225
(2)	This Portfolio commenced operations on August 29, 2003

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

Large Cap Appreciation	Large Cap Value(2)	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Company Growth	Small Company Value

$716,739	$77,135	$12,534,293	$117,667	$1,620,533	$2,763,328	$3,135,044
26,806	19,625	319,469	5,721	227,316	139,617	56,732
0	0	0	0	0	0	0
29,543	0	670,623	0	146,146	190,161	171,880

773,088	96,760	13,524,385	123,388	1,993,995	3,093,106	3,363,656

537,577	62,802	19,428,991	76,521	482,079	4,892,526	2,032,357
15,359	1,675	518,106	1,701	38,566	108,723	45,163
28,305	0	70,183	27,256	34,695	39,964	35,115
33,062	2,447	38,059	25,061	31,960	34,058	31,960
5,320	543	5,320	5,320	5,320	5,320	5,320
3,016	2,744	70,126	2,266	2,566	8,928	2,833

622,639	70,211	20,130,785	138,125	595,186	5,089,519	2,152,748

(71,159)	(25,830)	(377,288)	(57,818)	(31,232)	(64,834)	(370,584)
551,480	44,381	19,753,497	80,307	563,954	5,024,685	1,782,164

221,608	52,379	(6,229,112)	43,081	1,430,041	(1,931,579)	1,581,492

(3,564,699)	25,384	(64,373,898)	533,855	22,045	57,009,543	17,897,659
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	6,950,700	0	0

(3,564,699)	25,384	(64,373,898)	533,855	6,972,745	57,009,543	17,897,659

15,929,531	(4,657,544)	677,253,867	1,577,567	42,990,382	126,797,328	58,474,588
0	0	0	0	0	0	0
0	0	0	0	(891,075)	0	0

15,929,531	(4,657,544)	677,253,867	1,577,567	42,099,307	126,797,328	58,474,588

12,364,832	(4,632,160)	612,879,969	2,111,422	49,072,052	183,806,871	76,372,247

$12,586,440	$(4,579,781)	$606,650,857	$2,154,503	$50,502,093	$181,875,292	$77,953,739

$285	$0	$446,695	$73	$0	$8,277	$0

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	DISCIPLINED GROWTH
	For the Year Ended September 30, 2003	For the Year Ended September 30 2002

Beginning net assets	$56,814,141	$86,583,613

OPERATIONS:
Net investment income (loss)	179,712	201,044
Net realized gain (loss) from investments sold	(64,187)	(7,501,610)
Net change in unrealized appreciation (depreciation) of investments	14,031,766	(184,344)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,147,291	(7,484,910)

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS
Contributions	16,389,552	14,641,961
Withdrawals	(18,398,752)	(36,926,523)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	(2,009,200)	(22,284,562)

NET INCREASE (DECREASE) IN NET ASSETS	12,138,091	(29,769,472)

ENDING NET ASSETS	$68,952,232	$56,814,141

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

EQUITY INCOME		INDEX		INTERNATIONAL EQUITY
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$1,711,701,493	$2,197,292,559	$1,164,265,860	$1,424,435,966	$481,041,740	$257,314,234

36,000,448	35,823,612	23,010,345	20,302,603	4,337,817	1,865,054
50,225,235	104,708,312	14,525,511	(34,240,312)	(79,412,734)	(44,310,692)
250,428,035	(551,180,346)	246,896,921	(281,072,039)	168,496,802	(54,501,131)

336,653,718	(410,648,422)	284,432,777	(295,009,748)	93,421,885	(96,946,769)

210,108,839	195,638,575	258,211,867	237,444,416	158,117,683	416,685,661
(536,192,172)	(270,581,219)	(187,438,684)	(202,604,774)	(173,941,741)	(96,011,386)

(326,083,333)	(74,942,644)	70,773,183	34,839,642	(15,824,058)	320,674,275

10,570,385	(485,591,066)	355,205,960	(260,170,106)	77,597,827	223,727,506

$1,722,271,878	$1,711,701,493	$1,519,471,820	$1,164,265,860	$558,639,567	$481,041,740

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP APPRECIATION
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

Beginning net assets	$63,323,538	$68,114,635

OPERATIONS:
Net investment income (loss)	221,608	273,678
Net realized gain (loss) from investments sold	(3,564,699)	(13,227,935)
Net change in unrealized appreciation (depreciation) of investments	15,929,531	(3,489,903)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,586,440	(16,444,160)

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS
Contributions	29,128,969	23,402,710
Withdrawals	(17,050,543)	(11,749,647)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	12,078,426	11,653,063

NET INCREASE (DECREASE) IN NET ASSETS	24,664,866	(4,791,097)

ENDING NET ASSETS	$87,988,404	$63,323,538

(1)	This Portfolio commenced operations on August 30, 2002
(2)	This Portfolio commenced operations on August 29, 2003

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE(2)	LARGE COMPANY GROWTH		SMALL CAP BASIC VALUE(1)
For the Period Ended September 30, 2003	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Period Ended September 30, 2002

0	$2,012,518,027	$2,315,623,182	$8,184,616	0

52,379	(6,229,112)	(8,510,606)	43,081	3,309
25,384	(64,373,898)	(263,624,864)	533,855	0
(4,657,544)	677,253,867	(314,984,633)	1,577,567	(150,846)

(4,579,781)	606,650,857	(587,120,103)	2,154,503	(147,537)

181,318,237	708,049,977	516,547,612	526,556	8,842,650
(234,191)	(184,424,324)	(232,532,664)	(1,032,212)	(510,497)

181,084,046	523,625,653	284,014,948	(505,656)	8,332,153

176,504,265	1,130,276,510	(303,105,155)	1,648,847	8,184,616

$176,504,265	$3,142,794,537	$2,012,518,027	$9,833,463	$8,184,616

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	SMALL CAP INDEX
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

Beginning net assets	$141,023,226	$146,650,353

OPERATIONS:
Net investment income (loss)	1,430,041	962,472
Net realized gain (loss) from investments sold	6,972,745	(496,180)
Net change in unrealized appreciation (depreciation) of investments	42,099,307	(4,895,024)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	50,502,093	(4,428,732)

Transactions in Investors’ Beneficial Interests
Contributions	81,762,912	33,105,771
Withdrawals	(33,930,989)	(34,304,166)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	47,831,923	(1,198,395)

NET INCREASE (DECREASE) IN NET ASSETS	98,334,016	(5,627,127)

ENDING NET ASSETS	$239,357,242	$141,023,226

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH		SMALL COMPANY VALUE
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$470,274,154	$575,999,538	$154,974,427	$147,838,358

(1,931,579)	(2,439,866)	1,581,492	1,183,551
57,009,543	(112,512,630)	17,897,659	16,735,398
126,797,328	(2,881,758)	58,474,588	(22,490,426)

181,875,292	(117,834,254)	77,953,739	(4,571,477)

117,055,759	109,244,979	108,693,698	53,306,792
(96,153,928)	(97,136,109)	(50,082,237)	(41,599,246)

20,901,831	12,108,870	58,611,461	11,707,546

202,777,123	(105,725,384)	136,565,200	7,136,069

$673,051,277	$470,274,154	$291,539,627	$154,974,427

WELLS FARGO MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Ratio To Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

DISCIPLINED GROWTH
October 1, 2002 to September 30, 2003	0.28%	0.73%	0.88%	117%
October 1, 2001 to September 30, 2002	0.27%	0.73%	0.91%	156%
October 1, 2000 to September 30, 2001	0.15%	0.72%	0.82%	181%
October 1, 1999 to September 30, 2000	0.20%	0.75%	0.84%	106%
June 1, 1999 to September 30, 1999	(0.04)%	0.97%	1.02%	21%
June 1, 1998 to May 31, 1999	0.15%	0.97%	1.02%	90%

EQUITY INCOME

October 1, 2002 to September 30, 2003	2.01%	0.67%	0.78%	9%
October 1, 2001 to September 30, 2002	1.61%	0.68%	0.78%	12%
October 1, 2000 to September 30, 2001	1.29%	0.68%	0.78%	3%
October 1, 1999 to September 30, 2000	1.42%	0.67%	0.76%	9%
June 1, 1999 to September 30, 1999	1.43%	0.54%	0.57%	5%
June 1, 1998 to May 31, 1999	1.53%	0.55%	0.57%	3%

INDEX

October 1, 2002 to September 30, 2003	1.70%	0.13%	0.18%	3%
October 1, 2001 to September 30, 2002	1.40%	0.13%	0.18%	4%
October 1, 2000 to September 30, 2001	1.23%	0.13%	0.18%	2%
October 1, 1999 to September 30, 2000	1.13%	0.13%	0.18%	8%
June 1, 1999 to September 30, 1999	1.25%	0.18%	0.23%	11%
June 1, 1998 to May 31, 1999	1.35%	0.18%	0.23%	4%

INTERNATIONAL EQUITY

October 1, 2002 to September 30, 2003	0.81%	1.09%	1.12%	75%
October 1, 2001 to September 30, 2002	0.54%	1.24%	1.26%	38%
October 1, 2000 to September 30, 2001	0.57%	1.27%	1.31%	33%
October 1, 1999 to September 30, 2000	0.06%	1.30%	1.39%	64%
June 1, 1999 to September 30, 1999	0.21%	1.40%	1.40%	11%
February 12, 1999(2) to May 31, 1999	1.92%	1.40%	1.45%	12%

LARGE CAP APPRECIATION

October 1, 2002 to September 30, 2003	0.29%	0.72%	0.81%	153%
October 1, 2001 to September 30, 2002	0.37%	0.72%	0.88%	123%
August 31, 2001(2) to September 30, 2001	1.51%	0.72%	0.79%	10%

LARGE CAP VALUE

August 29, 2003(2) to September 30, 2003	0.64%	0.54%	0.86%	3%

LARGE COMPANY GROWTH

October 1, 2002 to September 30, 2003	(0.24)%	0.76%	0.78%	13%
October 1, 2001 to September 30, 2002	(0.34)%	0.78%	0.78%	18%
October 1, 2000 to September 30, 2001	(0.29)%	0.78%	0.78%	13%
October 1, 1999 to September 30, 2000	(0.30)%	0.77%	0.77%	9%
June 1, 1999 to September 30, 1999	(0.07)%	0.69%	0.72%	5%
June 1, 1998 to May 31, 1999	(0.19)%	0.71%	0.72%	28%

SMALL CAP BASIC VALUE

October 1, 2002 to September 30, 2003	0.50%	0.93%	1.60%	146%
August 30, 2002(2) to September 30, 2002	0.45%	0.98%	2.16%	0%

SMALL CAP INDEX

October 1, 2002 to September 30, 2003	0.74%	0.29%	0.31%	11%
October 1, 2001 to September 30, 2002	0.57%	0.32%	0.33%	17%
October 1, 2000 to September 30, 2001	0.90%	0.32%	0.33%	25%
October 1, 1999 to September 30, 2000	1.03%	0.33%	0.34%	42%
June 1, 1999 to September 30, 1999	0.53%	0.44%	0.50%	23%
June 1, 1998 to May 31, 1999	0.76%	0.44%	0.48%	26%

SMALL COMPANY GROWTH

October 1, 2002 to September 30, 2003	(0.35)%	0.92%	0.94%	163%
October 1, 2001 to September 30, 2002	(0.40)%	0.94%	0.94%	169%
October 1, 2000 to September 30, 2001	(0.17)%	0.94%	0.94%	206%
October 1, 1999 to September 30, 2000	(0.28)%	0.94%	0.94%	203%
June 1, 1999 to September 30, 1999	(0.22)%	0.94%	0.98%	55%
June 1, 1998 to May 31, 1999	(0.25)%	0.98%	0.98%	154%

SMALL COMPANY VALUE

October 1, 2002 to September 30, 2003	0.70%	0.79%	0.95%	80%
October 1, 2001 to September 30, 2002	0.68%	0.79%	0.98%	98%
October 1, 2000 to September 30, 2001	1.32%	0.79%	0.97%	90%
October 1, 1999 to September 30, 2000	1.37%	0.81%	1.00%	114%
June 1, 1999 to September 30, 1999	0.83%	1.00%	1.04%	28%
June 1, 1998 to May 31, 1999	0.76%	0.99%	1.04%	97%

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL HIGHLIGHTS	WELLS FARGO MASTER PORTFOLIOS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Small Cap Basic Value, Small Cap Index, Small Company Growth, and Small Company Value diversified portfolios (each, a “Portfolio” and collectively, the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the underlying securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2003, the Index and Small Cap Index Portfolios held the following long futures contracts:

Contracts	Portfolio	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
115 Long	Index Portfolio	S&P 500 Index	December 2003	$28,580,375	$ (947,438)
87 Long	Small Cap Index Portfolio	Russell 2000 Index	December 2003	21,221,475	(1,072,025)

The Index Portfolio has pledged U.S. Treasury Bills with a par value of $3,285,000 and the Small Cap Index Portfolio has pledged U.S. Treasury Bills with a par value of $1,470,000 in conjunction with outstanding futures contracts as of September 30, 2003.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, Federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Wells Fargo Bank Minnesota, N.A., the Portfolios custodian, acts as the securities lending agent for the Portfolios and receives for its services as the lending agent 40% of the revenues earned on the securities lending activities. As of September 30, 2003, the value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities.

As of September 30, 2003, the cash collateral of each Portfolio was invested as follows:

Fund	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Disciplined Growth Portfolio	26%	23%	49%	2%	100%
Equity Income Portfolio	41%	39%	17%	3%	100%
Index Portfolio	23%	36%	39%	2%	100%
International Equity Portfolio	32%	51%	13%	4%	100%
Large Cap Appreciation Portfolio	26%	29%	43%	2%	100%
Large Cap Value Portfolio	36%	37%	25%	2%	100%
Large Company Growth Portfolio	22%	45%	31%	2%	100%
Small Cap Index Portfolio	30%	49%	18%	3%	100%
Small Company Growth Portfolio	30%	47%	20%	3%	100%
Small Company Value Portfolio	29%	49%	19%	3%	100%

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Smith Asset Management Group, L.P., Systematic Financial Management, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-Adviser	Sub-Advisory Fee
Disciplined Growth Portfolio	0.75%	Smith Asset Management	0-175 million, 0.35%
			175-225 million, 0.30%
			225-500 million, 0.25%
			Greater than 500 million, 0.20%
Equity Income Portfolio	0.75%	Wells Capital Management	0-200 million, 0.25%
			200-400 million, 0.20%
			Greater than 400 million, 0.15%
Index Portfolio	0.15%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
International Equity Portfolio	1.00%	Wells Capital Management	0-200 million, 0.35%
			Greater than 200 million, 0.25%
Large Cap Appreciation Portfolio	0.70%	Cadence Capital Management	0-250 million, 0.30%
			250-500 million, 0.20%
			500 million – 1 billion, 0.15%
			Greater than 1 billion, 0.10%
Large Cap Value Portfolio	0.75%	Systematic Financial Management	0-150 million, 0.30%
			150-350 million, 0.20%
			350M-750 million, 0.15%
			750 million-1 billion, 0.13%
			Greater than 1 billion, 0.10%
Large Company Growth Portfolio	0.75%	Peregrine Capital Management	0-25 million, 0.75%
			25-50 million, 0.60%
			50-275 million, 0.50%
			Greater than 275 million, 0.30%
Small Cap Basic Value Portfolio	0.90%	Wells Capital Management	0-200 million, 0.25%
			Greater than 200 million, 0.20%
Small Cap Index Portfolio	0.25%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
Small Company Growth Portfolio	0.90%	Peregrine Capital Management	0-50 million, 0.90%
			50-180 million, 0.75%
			180-340 million, 0.65%
			340-685 million, 0.50%
			685-735 million, 0.52%
			Greater than 735 million 0.55%
Small Company Value Portfolio	0.90%	Peregrine Capital Management	0-175 million, 0.50%
			Greater than 175 million, 0.75%

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets, with the exception of the International Equity Portfolio.

Effective September 1, 2002, Wells Fargo Bank, MN receives a fee with respect to the International Equity Portfolio at an annual rate of 0.10% of the Portfolio’s average daily net assets. Prior to this date, Wells Fargo Bank, MN received a fee at an annual rate of 0.25% of the average daily assets for these services.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based complex fee or an annual fixed fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year or period ended September 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2003 were as follows:

AGGREGATE PURCHASES AND SALES
Portfolio	Purchases at Cost	Sales Proceeds
Disciplined Growth Portfolio	$70,110,923	$73,118,329
Equity Income Portfolio	163,205,900	474,644,101
Index Portfolio	151,222,667	36,931,534
International Equity Portfolio	373,800,231	376,756,205
Large Cap Appreciation Portfolio	123,731,962	112,332,330
Large Cap Value Portfolio	184,085,650	5,558,995
Large Company Growth Portfolio	816,096,472	319,458,799
Small Cap Basic Value Portfolio	12,121,323	10,143,428
Small Cap Index Portfolio	59,351,094	19,324,596
Small Company Growth Portfolio	898,448,933	867,740,092
Small Company Value Portfolio	232,727,493	176,174,611

INDEPENDENT AUDITORS’ REPORT	WELLS FARGO MASTER PORTFOLIOS

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Small Cap Basic Value Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (collectively the “Portfolios”), eleven portfolios constituting Wells Fargo Master Trust, including the portfolios of investments as of September 30, 2003, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 240 to 245, and the financial highlights for the periods presented on page 246. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Master Trust as of September 30, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

November 14, 2003

WELLS FARGO MASTER PORTFOLIOS	OTHER INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC’s website at  http://www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

BOARD OF TRUSTEES	WELLS FARGO MASTER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

WELLS FARGO MASTER PORTFOLIOS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More Information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC, Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE	AR 001 (11/03)

ITEM2.    CODE OF ETHICS

As of the end of the period, September 30, 2003, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6.    [RESERVED]

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT                    INVESTMENT COMPANIES

Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10.    EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit                 .

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: November 24, 2003

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Stacie D. DeAngelo
Stacie D. DeAngelo Treasurer

Date: November 24, 2003